Schedule of Investments
Invesco AAA CLO Floating Rate Note ETF (ICLO)
July 31, 2025
(Unaudited)

	Principal Amount	Value
Asset-Backed Securities-99.20%
522 Funding CLO Ltd.
Series 2019-5A, Class BR, 6.17% (3 mo. Term SOFR + 1.85%), 04/15/2035(a)(b)	$500,000	$500,530
Series 2020-6A, Class A1R2, 5.52% (3 mo. Term SOFR + 1.20%), 10/23/2034(a)(b)	130,000	129,829
ABPCI Direct Lending Fund CLO V Ltd. (Cayman Islands)
Series 2019-5A, Class A1RR, 6.53% (3 mo. Term SOFR + 2.20%), 01/20/2036(a)(b)	1,300,000	1,306,461
Series 2019-5A, Class A1Z, 6.33% (3 mo. Term SOFR + 2.00%), 01/20/2036(a)(b)	1,500,000	1,505,325
AGL CLO 13 Ltd. (Cayman Islands)
Series 2021-13A, Class A1, 5.75% (3 mo. Term SOFR + 1.42%), 10/20/2034(a)(b)	1,250,000	1,251,875
Series 2021-13A, Class A1R, 5.37% (3 mo. Term SOFR + 1.10%), 10/20/2034(a)(b)	1,250,000	1,250,938
AGL CLO 14 Ltd. (Cayman Islands), Series 2021-14A, Class AR, 5.46% (3 mo. Term SOFR + 1.13%), 12/02/2034(a)(b)	1,000,000	1,002,050
AGL CLO 20 Ltd. (Jersey), Series 2022-20A, Class BR, 6.08% (3 mo. Term SOFR + 1.75%), 10/20/2037(a)(b)	250,000	251,118
AGL Clo 28 Ltd. (Jersey), Series 2023-28A, Class AL2, 6.03% (3 mo. Term SOFR + 1.70%), 01/21/2037(a)(b)	300,000	300,895
AGL CLO 29 Ltd. (Jersey), Series 2024-29A, Class A1, 5.90% (3 mo. Term SOFR + 1.57%), 04/21/2037(a)(b)	4,000,000	4,020,536
AGL Core CLO 27 Ltd. (Cayman Islands), Series 2023-27A, Class A, 6.06% (3 mo. Term SOFR + 1.73%), 10/21/2036(a)(b)	500,000	501,552
AGL Core CLO 31 Ltd. (Cayman Islands), Series 2024-31A, Class A, 5.73% (3 mo. Term SOFR + 1.40%), 07/20/2037(a)(b)	2,200,000	2,206,279
AGL Core CLO 4 Ltd. (Cayman Islands), Series 2020-4A, Class AR2, 5.71% (3 mo. Term SOFR + 1.38%), 10/20/2037(a)(b)	1,250,000	1,254,964
AIMCO CLO Ltd. (Cayman Islands)
Series 2019-10A, Class ARR, 5.74% (3 mo. Term SOFR + 1.41%), 07/22/2037(a)(b)	250,000	250,883
Series 2020-11A, Class A2R, 5.82% (3 mo. Term SOFR + 1.50%), 07/17/2037(a)(b)	4,250,000	4,252,023
Series 2021-16A, Class AR, 5.72% (3 mo. Term SOFR + 1.40%), 07/17/2037(a)(b)	1,250,000	1,254,676
Antares CLO Ltd. (Cayman Islands)
Series 2018-3A, Class A2R, 6.13% (3 mo. Term SOFR + 1.80%), 07/20/2036(a)(b)	1,400,000	1,402,636
Series 2020-1A, Class A1R, 6.04% (3 mo. Term SOFR + 1.72%), 10/23/2033(a)(b)	4,000,000	4,011,432
Series 2021-1A, Class A1, 6.11% (3 mo. Term SOFR + 1.79%), 07/25/2033(a)(b)	1,200,000	1,203,732
	Principal Amount	Value
Apidos CLO XXVIII (Cayman Islands)
Series 2017-28A, Class A1B, 5.74% (3 mo. Term SOFR + 1.41%), 01/20/2031(a)(b)	$2,000,000	$2,000,100
Series 2017-28A, Class A1BR, 4.19% (3 mo. Term SOFR + 1.55%), 10/20/2038(a)(b)	2,000,000	2,001,500
Apidos CLO XXXIX Ltd. (Cayman Islands), Series 2022-39A, Class A1, 5.63% (3 mo. Term SOFR + 1.30%), 04/21/2035(a)(b)	2,600,000	2,602,449
Apidos Loan Fund Ltd. (Cayman Islands), Series 2024-1A, Class A1, 5.59% (3 mo. Term SOFR + 1.27%), 04/25/2035(a)(b)	300,000	300,083
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-1A, Class A1, 5.65% (3 mo. Term SOFR + 1.32%), 04/18/2035(a)(b)	2,600,000	2,603,981
Ballyrock CLO 14 Ltd. (Cayman Islands), Series 2020-14A, Class A1A, 5.71% (3 mo. Term SOFR + 1.38%), 07/20/2037(a)(b)	1,500,000	1,504,819
Barings CLO Ltd. (Cayman Islands)
Series 2019-1A, Class AR, 5.71% (3 mo. Term SOFR + 1.39%), 04/15/2035(a)(b)	1,850,000	1,856,283
Series 2022-3A, Class BR, 6.08% (3 mo. Term SOFR + 1.75%), 10/20/2037(a)(b)	1,500,000	1,506,654
Series 2023-3A, Class A, 6.02% (3 mo. Term SOFR + 1.70%), 10/15/2036(a)(b)	1,500,000	1,502,249
Benefit Street Partners CLO XX Ltd. (Cayman Islands), Series 2020-20A, Class AR, 5.75% (3 mo. Term SOFR + 1.43%), 07/15/2034(a)(b)	5,000,000	5,015,000
Benefit Street Partners CLO XXIX Ltd. (Jersey), Series 2022-29A, Class AR, 5.50% (3 mo. Term SOFR + 1.18%), 01/25/2038(a)(b)	2,500,000	2,501,012
Benefit Street Partners CLO XXVII Ltd. (Jersey), Series 2022-27A, Class AR, 5.70% (3 mo. Term SOFR + 1.37%), 10/20/2037(a)(b)	2,200,000	2,207,700
Benefit Street Partners Clo XXXVII Ltd. (Cayman Islands), Series 2024-37A, Class A, 5.67% (3 mo. Term SOFR + 1.35%), 01/25/2038(a)(b)	2,000,000	2,004,288
Blueberry Park CLO Ltd. (Jersey), Series 2024-1A, Class A, 5.68% (3 mo. Term SOFR + 1.35%), 10/20/2037(a)(b)	4,000,000	4,013,572
Broad River Bsl Funding CLO Ltd. (Cayman Islands), Series 2020-1A, Class AR, 5.76% (3 mo. Term SOFR + 1.43%), 07/20/2034(a)(b)	1,670,000	1,670,459
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2014-1A, Class A2R2, 5.71% (3 mo. Term SOFR + 1.39%), 04/17/2031(a)(b)	2,000,000	2,000,860
Series 2014-2RA, Class A2, 5.91% (3 mo. Term SOFR + 1.59%), 05/15/2031(a)(b)	1,000,000	1,000,567
Carlyle US CLO Ltd. (Cayman Islands)
Series 2019-3A, Class A2RR, 6.38% (3 mo. Term SOFR + 2.05%), 04/20/2037(a)(b)	1,000,000	1,004,455
See accompanying notes which are an integral part of this schedule.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Series 2021-4A, Class A1, 5.70% (3 mo. Term SOFR + 1.37%), 04/20/2034(a)(b)	$1,300,000	$1,301,596
Series 2021-4A, Class B1, 6.24% (3 mo. Term SOFR + 1.91%), 04/20/2034(a)(b)	1,000,000	1,003,407
Series 2021-6A, Class A1R, 5.61% (3 mo. Term SOFR + 1.29%), 01/15/2038(a)(b)	2,000,000	2,005,734
Series 2022-3A, Class AR, 5.88% (3 mo. Term SOFR + 1.55%), 04/20/2037(a)(b)	2,500,000	2,507,747
Series 2024-1A, Class A, 5.85% (3 mo. Term SOFR + 1.53%), 04/15/2037(a)(b)	450,000	451,706
CBAM 2021-14 Ltd. (Cayman Islands), Series 2021-14A, Class A, 5.69% (3 mo. Term SOFR + 1.36%), 04/20/2034(a)(b)	1,600,000	1,601,427
CBAMR Ltd. (Cayman Islands), Series 2019- 9A, Class AR, 5.95% (3 mo. Term SOFR + 1.63%), 07/15/2037(a)(b)	1,000,000	1,003,410
Cedar Funding II CLO Ltd. (Cayman Islands)
Series 2013-1A, Class ARR, 5.67% (3 mo. Term SOFR + 1.34%), 04/20/2034(a)(b)	2,500,000	2,505,077
Series 2013-1A, Class BRR, 5.94% (3 mo. Term SOFR + 1.61%), 04/20/2034(a)(b)	1,150,000	1,151,914
Cedar Funding IX CLO Ltd. (Cayman Islands), Series 2018-9A, Class AR, 5.75% (3 mo. Term SOFR + 1.42%), 07/20/2037(a)(b)	6,000,000	6,019,986
Cedar Funding XI CLO Ltd. (Cayman Islands), Series 2019-11A, Class A1R2, 5.39% (3 mo. Term SOFR + 1.06%), 05/29/2032(a)(b)	887,312	886,292
Cedar Funding XII CLO Ltd. (Cayman Islands), Series 2020-12A, Class ARR, 5.52% (3 mo. Term SOFR + 1.20%), 01/25/2038(a)(b)	1,250,000	1,252,386
Cedar Funding XIV CLO Ltd. (Cayman Islands), Series 2021-14A, Class AR, 5.70% (3 mo. Term SOFR + 1.38%), 10/15/2037(a)(b)	5,000,000	5,020,350
Cerberus Loan Funding XL LLC, Series 2023-1A, Class A, 6.72% (3 mo. Term SOFR + 2.40%), 03/22/2035(a)(b)	1,550,000	1,552,759
Cerberus Loan Funding XLI LLC, Series 2023-2A, Class A1, 6.87% (3 mo. Term SOFR + 2.55%), 07/15/2035(a)(b)	512,000	517,643
CIFC Funding Ltd. (Cayman Islands)
Series 2013-2A, Class A2L2, 6.09% (3 mo. Term SOFR + 1.76%), 10/18/2030(a)(b)	500,000	501,125
Series 2014-4RA, Class A1A2, 5.31% (3 mo. Term SOFR + 0.99%), 01/17/2035(a)(b)	740,000	741,792
Series 2014-5A, Class A1R3, 5.70% (3 mo. Term SOFR + 1.38%), 07/17/2037(a)(b)	1,300,000	1,304,004
Series 2016-1A, Class AR3, 5.33% (3 mo. Term SOFR + 1.00%), 10/21/2031(a)(b)	540,684	539,944
Series 2017-1A, Class ARR, 5.88% (3 mo. Term SOFR + 1.55%), 04/21/2037(a)(b)	3,900,000	3,912,808
Series 2017-5A, Class AR, 5.73% (3 mo. Term SOFR + 1.41%), 07/17/2037(a)(b)	1,300,000	1,305,611
Series 2020-3A, Class A2R, 5.94% (3 mo. Term SOFR + 1.61%), 10/20/2034(a)(b)	1,500,000	1,503,609
Series 2023-2A, Class A, 6.08% (3 mo. Term SOFR + 1.75%), 01/21/2037(a)(b)	5,000,000	5,021,880
	Principal Amount	Value
Eaton Vance CLO Ltd. (Cayman Islands)
Series 2013-1A, Class A13R, 5.83% (3 mo. Term SOFR + 1.51%), 01/15/2034(a)(b)	$2,200,000	$2,200,110
Series 2013-1A, Class AR4, 5.62% (3 mo. Term SOFR + 1.34%), 10/15/2038(a)(b)	2,200,000	2,201,650
Elmwood CLO 19 Ltd. (Cayman Islands), Series 2022-6A, Class AR, 6.02% (3 mo. Term SOFR + 1.70%), 10/17/2036(a)(b)	2,100,000	2,107,659
Elmwood CLO 21 Ltd. (Cayman Islands), Series 2022-8A, Class AR, 5.98% (3 mo. Term SOFR + 1.65%), 10/20/2036(a)(b)	1,300,000	1,303,546
Elmwood CLO 24 Ltd. (Cayman Islands), Series 2023-3A, Class AR, 5.64% (3 mo. Term SOFR + 1.32%), 01/17/2038(a)(b)	1,000,000	1,002,489
Elmwood CLO 26 Ltd. (Cayman Islands), Series 2024-1A, Class B, 6.33% (3 mo. Term SOFR + 2.00%), 04/18/2037(a)(b)	1,100,000	1,104,924
Elmwood CLO 29 Ltd. (Cayman Islands), Series 2024-5A, Class AR1, 5.85% (3 mo. Term SOFR + 1.52%), 04/20/2037(a)(b)	520,000	521,704
Elmwood CLO III Ltd. (Cayman Islands)
Series 2019-3A, Class A1RR, 5.71% (3 mo. Term SOFR + 1.38%), 07/18/2037(a)(b)	6,000,000	6,028,746
Series 2019-3A, Class A2RR, 5.93% (3 mo. Term SOFR + 1.60%), 07/18/2037(a)(b)	325,000	325,505
Elmwood CLO VI Ltd. (Cayman Islands), Series 2020-3A, Class ARR, 5.71% (3 mo. Term SOFR + 1.38%), 07/18/2037(a)(b)	1,000,000	1,004,909
Elmwood CLO VIII Ltd. (Cayman Islands), Series 2021-1A, Class AR, 5.88% (3 mo. Term SOFR + 1.55%), 04/20/2037(a)(b)	1,808,072	1,815,447
Elmwood CLO X Ltd. (Cayman Islands), Series 2021-3A, Class BR2, 5.91% (3 mo. Term SOFR + 1.65%), 07/20/2038(a)(b)	1,000,000	1,003,574
Empower CLO 2025-1 Ltd. (Cayman Islands)
Series 2025-1A, Class A, 5.64% (3 mo. Term SOFR + 1.31%), 07/20/2038(a)(b)	5,000,000	5,003,570
Series 2025-1A, Class B, 6.13% (3 mo. Term SOFR + 1.80%), 07/20/2038(a)(b)	1,750,000	1,754,245
Empower CLO Ltd. (Cayman Islands)
Series 2022-1A, Class A1R, 5.72% (3 mo. Term SOFR + 1.39%), 10/20/2037(a)(b)	3,750,000	3,757,350
Series 2024-1A, Class A1, 5.92% (3 mo. Term SOFR + 1.60%), 04/25/2037(a)(b)	4,800,000	4,816,886
Flatiron CLO 21 Ltd. (Cayman Islands), Series 2021-1A, Class A1R, 5.69% (3 mo. Term SOFR + 1.36%), 10/19/2037(a)(b)	1,945,000	1,955,441
Flatiron CLO 25 Ltd. (Cayman Islands), Series 2024-2A, Class A, 5.67% (3 mo. Term SOFR + 1.35%), 10/17/2037(a)(b)	3,500,000	3,512,243
Galaxy XXI CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 5.61% (3 mo. Term SOFR + 1.28%), 04/20/2031(a)(b)	18,728	18,737
Galaxy XXII CLO Ltd. (Cayman Islands), Series 2016-22A, Class ARR, 5.56% (3 mo. Term SOFR + 1.24%), 04/16/2034(a)(b)	1,750,000	1,752,399
See accompanying notes which are an integral part of this schedule.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Galaxy XXIV CLO Ltd. (Cayman Islands), Series 2017-24A, Class AR, 5.86% (3 mo. Term SOFR + 1.54%), 04/15/2037(a)(b)	$1,250,000	$1,253,443
GoldenTree Loan Management US CLO 12 Ltd. (Cayman Islands), Series 2022-12A, Class AJR, 5.86% (3 mo. Term SOFR + 1.53%), 07/20/2037(a)(b)	2,000,000	2,004,324
GoldenTree Loan Management US CLO 9 Ltd., Series 2021-9A, Class AR, 5.83% (3 mo. Term SOFR + 1.50%), 04/20/2037(a)(b)	6,300,000	6,333,289
Golub Capital Partners CLO 49(M), Ltd. (Cayman Islands), Series 2020-49A, Class A1R, 5.84% (3 mo. Term SOFR + 1.52%), 07/20/2038(a)(b)	1,400,000	1,401,201
Golub Capital Partners CLO 54(M) L.P. (Cayman Islands), Series 2021-54A, Class A1R, 5.80% (3 mo. Term SOFR + 1.47%), 08/05/2037(a)(b)	2,400,000	2,403,475
Golub Capital Partners CLO 61(M), Series 2022-61A, Class A1A, 5.54% (3 mo. Term SOFR + 1.23%), 07/25/2035(a)(b)	5,000,000	5,000,260
Golub Capital Partners CLO 68(B) Ltd. (Jersey), Series 2023-68A, Class B, 7.12% (3 mo. Term SOFR + 2.80%), 07/25/2036(a)(b)	1,100,000	1,100,055
Golub Capital Partners CLO 71(M), Series 2024-71A, Class A, 6.25% (3 mo. Term SOFR + 1.95%), 02/09/2037(a)(b)	1,000,000	1,005,724
Golub Capital Partners CLO 78(M), Series 2025-78A, Class A1, 5.71% (3 mo. Term SOFR + 1.38%), 04/21/2039(a)(b)	3,500,000	3,496,682
Harmony-Peace Park CLO Ltd. (Jersey), Series 2024-1A, Class A, 5.68% (3 mo. Term SOFR + 1.35%), 10/20/2037(a)(b)	5,000,000	5,015,820
Ivy Hill Middle Market Credit Fund IX Ltd. (Cayman Islands)
Series 9A, Class A1R3, 4.19% (3 mo. Term SOFR + 1.52%), 07/23/2037(a)(b)	1,200,000	1,200,900
Series 9A, Class A1TR, 5.94% (3 mo. Term SOFR + 1.62%), 04/23/2034(a)(b)	1,200,000	1,200,060
Ivy Hill Middle Market Credit Fund VII Ltd. (Cayman Islands), Series 7A, Class AR3, 5.92% (3 mo. Term SOFR + 1.60%), 10/15/2036(a)(b)	500,000	500,675
Madison Park Funding XIX Ltd. (Cayman Islands), Series 2015-19A, Class AR3, 5.93% (3 mo. Term SOFR + 1.60%), 01/22/2037(a)(b)	1,000,000	1,002,884
Madison Park Funding XXXVII Ltd. (Cayman Islands), Series 2019-37A, Class AR2, 5.85% (3 mo. Term SOFR + 1.53%), 04/15/2037(a)(b)	5,340,000	5,366,054
Magnetite XL Ltd. (Cayman Islands), Series 2024-40A, Class A1, 5.77% (3 mo. Term SOFR + 1.45%), 07/15/2037(a)(b)	2,500,000	2,507,812
Magnetite Xlii Ltd., Series 2024-42A, Class A1, 5.63% (3 mo. Term SOFR + 1.31%), 01/25/2038(a)(b)	1,500,000	1,505,535
	Principal Amount	Value
Magnetite XVII Ltd. (Cayman Islands), Series 2016-17A, Class AR2, 5.83% (3 mo. Term SOFR + 1.50%), 04/20/2037(a)(b)	$3,100,000	$3,119,046
Magnetite XXI Ltd. (Cayman Islands), Series 2019-21A, Class AR, 5.61% (3 mo. Term SOFR + 1.28%), 04/20/2034(a)(b)	2,500,000	2,502,365
Magnetite XXVII Ltd. (Cayman Islands)
Series 2020-27A, Class AR, 5.73% (3 mo. Term SOFR + 1.40%), 10/20/2034(a)(b)	1,250,000	1,253,079
Series 2020-27A, Class BR, 6.14% (3 mo. Term SOFR + 1.81%), 10/20/2034(a)(b)	930,000	932,882
Magnetite XXXVII Ltd. (Cayman Islands), Series 2023-37A, Class A, 5.98% (3 mo. Term SOFR + 1.65%), 10/20/2036(a)(b)	2,500,000	2,506,640
Morgan Stanley Eaton Vance CLO Ltd. (Cayman Islands), Series 2022-16A, Class B, 6.27% (3 mo. Term SOFR + 1.95%), 04/15/2035(a)(b)	630,000	630,955
Neuberger Berman CLO XVI-S Ltd. (Cayman Islands), Series 2017-16SA, Class A1R, 5.50% (3 mo. Term SOFR + 1.18%), 04/15/2039(a)(b)	2,500,000	2,500,875
Neuberger Berman Loan Advisers CLO 33 Ltd. (Cayman Islands), Series 2019-33A, Class AR2, 5.54% (3 mo. Term SOFR + 1.22%), 04/16/2039(a)(b)	1,000,000	1,000,718
Neuberger Berman Loan Advisers CLO 39 Ltd. (Cayman Islands), Series 2020-39A, Class A1R, 5.86% (3 mo. Term SOFR + 1.53%), 04/20/2038(a)(b)	3,000,000	3,016,134
Neuberger Berman Loan Advisers CLO 40 Ltd. (Cayman Islands), Series 2021-40A, Class A, 5.64% (3 mo. Term SOFR + 1.32%), 04/16/2033(a)(b)	3,612,561	3,618,904
Neuberger Berman Loan Advisers CLO 47 Ltd. (Cayman Islands), Series 2022-47A, Class A, 5.62% (3 mo. Term SOFR + 1.30%), 04/14/2035(a)(b)	3,996,643	4,005,180
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd. (Jersey), Series 2022-52A, Class AR, 5.67% (3 mo. Term SOFR + 1.35%), 10/24/2038(a)(b)	2,500,000	2,510,372
OCP CLO Ltd. (Cayman Islands)
Series 2015-9A, Class AR3, 5.42% (3 mo. Term SOFR + 1.10%), 01/15/2037(a)(b)	3,500,000	3,501,025
Series 2016-12A, Class A1R3, 5.70% (3 mo. Term SOFR + 1.37%), 10/18/2037(a)(b)	1,000,000	1,003,918
Series 2017-13A, Class AR2, 5.67% (3 mo. Term SOFR + 1.34%), 11/26/2037(a)(b)	1,500,000	1,506,298
Series 2019-17A, Class AR2, 5.73% (3 mo. Term SOFR + 1.40%), 07/20/2037(a)(b)	4,000,000	4,012,848
Series 2019-17A, Class BR2, 6.08% (3 mo. Term SOFR + 1.75%), 07/20/2037(a)(b)	1,250,000	1,255,060
See accompanying notes which are an integral part of this schedule.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Series 2020-20A, Class A1R, 5.86% (3 mo. Term SOFR + 1.53%), 04/18/2037(a)(b)	$1,000,000	$1,004,040
Series 2024-31A, Class A1, 5.96% (3 mo. Term SOFR + 1.63%), 04/20/2037(a)(b)	3,250,000	3,262,236
OHA Credit Funding 15-R Ltd. (Cayman Islands), Series 2023-15RA, Class A, 5.61% (3 mo. Term SOFR + 1.29%), 07/20/2038(a)(b)	1,275,000	1,278,616
OHA Credit Funding 17 Ltd. (Bermuda), Series 2024-17A, Class A, 5.81% (3 mo. Term SOFR + 1.48%), 04/20/2037(a)(b)	2,000,000	2,009,254
OHA Credit Funding 4 Ltd. (Cayman Islands), Series 2019-4A, Class AR2, 5.62% (3 mo. Term SOFR + 1.29%), 01/22/2038(a)(b)	2,331,000	2,339,604
OHA Credit Funding 8 Ltd. (Cayman Islands), Series 2021-8A, Class B1R, 5.88% (3 mo. Term SOFR + 1.55%), 01/20/2038(a)(b)	2,250,000	2,254,311
OHA Credit Partners VII Ltd. (Cayman Islands), Series 2012-7A, Class AR4, 5.46% (3 mo. Term SOFR + 1.14%), 02/20/2038(a)(b)	5,000,000	4,991,980
Palmer Square CLO 2023-1 Ltd. (Cayman Islands), Series 2023-1A, Class AR, 5.58% (3 mo. Term SOFR + 1.25%), 01/20/2038(a)(b)	5,000,000	5,009,455
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1A5, 5.37% (3 mo. Term SOFR + 1.05%), 05/21/2034(a)(b)	1,795,000	1,796,919
Park Blue CLO Ltd. (Cayman Islands)
Series 2022-1A, Class A1R, 5.75% (3 mo. Term SOFR + 1.42%), 10/20/2037(a)(b)	6,400,000	6,414,272
Series 2022-2A, Class A1R, 5.75% (3 mo. Term SOFR + 1.42%), 07/20/2037(a)(b)	1,280,000	1,283,008
Series 2025-7A, Class A1, 5.47% (3 mo. Term SOFR + 1.22%), 04/25/2038(a)(b)	1,250,000	1,250,500
Peace Park CLO Ltd. (Cayman Islands), Series 2021-1A, Class B1, 6.19% (3 mo. Term SOFR + 1.86%), 10/20/2034(a)(b)	795,000	798,419
Peebles Park CLO Ltd. (Jersey), Series 2024-1A, Class A, 5.83% (3 mo. Term SOFR + 1.50%), 04/21/2037(a)(b)	2,400,000	2,409,264
Pikes Peak CLO 4 (Cayman Islands), Series 2019-4A, Class ARR, 5.53% (3 mo. Term SOFR + 1.21%), 07/15/2034(a)(b)	1,250,000	1,250,320
Rad CLO 5 Ltd. (Cayman Islands), Series 2019-5A, Class BR, 6.28% (3 mo. Term SOFR + 1.96%), 07/24/2032(a)(b)	2,000,000	2,004,680
Regatta 30 Funding Ltd. (Cayman Islands), Series 2024-4A, Class A2, 5.87% (3 mo. Term SOFR + 1.55%), 01/25/2038(a)(b)	1,300,000	1,301,760
Regatta X Funding Ltd. (Cayman Islands), Series 2017-3A, Class AR, 5.80% (3 mo. Term SOFR + 1.48%), 07/17/2037(a)(b)	2,000,000	2,009,256
Regatta XVII Funding Ltd. (Cayman Islands), Series 2020-1A, Class AR, 5.70% (3 mo. Term SOFR + 1.38%), 10/15/2037(a)(b)	4,600,000	4,619,936
Regatta XX Funding Ltd. (Cayman Islands), Series 2021-2A, Class AR, 5.50% (3 mo. Term SOFR + 1.18%), 01/15/2038(a)(b)	1,350,000	1,348,538
	Principal Amount	Value
Regatta XXII Funding Ltd. (Cayman Islands), Series 2022-2A, Class AR, 5.58% (3 mo. Term SOFR + 1.25%), 07/20/2035(a)(b)	$3,000,000	$3,007,692
RR 15 Ltd. (Cayman Islands), Series 2021- 15A, Class A2, 6.03% (3 mo. Term SOFR + 1.71%), 04/15/2036(a)(b)	2,100,000	2,103,780
RR 24 Ltd. (Bermuda), Series 2022-24A, Class A1A2, 5.63% (3 mo. Term SOFR + 1.31%), 01/15/2037(a)(b)	900,000	901,342
RR 26 Ltd. (Cayman Islands), Series 2023- 26A, Class A1R, 5.44% (3 mo. Term SOFR + 1.12%), 04/15/2038(a)(b)	2,100,000	2,098,293
RR 29 Ltd. (Cayman Islands), Series 2024- 29RA, Class A1R, 5.71% (3 mo. Term SOFR + 1.39%), 07/15/2039(a)(b)	1,500,000	1,503,282
RR 38 Ltd. (Cayman Islands), Series 2025- 38A, Class A1A, 5.47% (3 mo. Term SOFR + 1.15%), 04/15/2040(a)(b)	1,300,000	1,299,228
RR 5 Ltd. (Cayman Islands), Series 2018-5A, Class A1R, 5.82% (3 mo. Term SOFR + 1.50%), 07/15/2039(a)(b)	2,200,000	2,210,417
Shackleton 2019-XIV CLO, Ltd. (Cayman Islands), Series 2019-14A, Class A1R, 5.53% (3 mo. Term SOFR + 1.20%), 07/20/2034(a)(b)	1,250,000	1,251,551
Signal Peak CLO 10 Ltd. (Cayman Islands), Series 2021-10A, Class A1R, 5.51% (3 mo. Term SOFR + 1.19%), 01/24/2038(a)(b)	4,500,000	4,495,603
Signal Peak CLO 11 Ltd. (Cayman Islands), Series 2024-11A, Class A1, 5.78% (3 mo. Term SOFR + 1.45%), 07/18/2037(a)(b)	9,700,000	9,743,873
Signal Peak CLO 14 Ltd. (Cayman Islands), Series 2024-14A, Class A, 5.63% (3 mo. Term SOFR + 1.30%), 01/22/2038(a)(b)	2,000,000	2,005,000
Signal Peak CLO 9 Ltd. (Cayman Islands), Series 2021-9A, Class A1R, 5.69% (3 mo. Term SOFR + 1.36%), 01/21/2038(a)(b)	1,300,000	1,306,139
Symphony CLO 40 Ltd. (Bermuda), Series 2023-40A, Class AR, 5.63% (3 mo. Term SOFR + 1.31%), 01/05/2038(a)(b)	1,500,000	1,504,831
Symphony CLO XIX Ltd. (Cayman Islands)
Series 2018-19A, Class A, 5.54% (3 mo. Term SOFR + 1.22%), 04/16/2031(a)(b)	1,227,800	1,228,771
Series 2018-19A, Class B, 5.93% (3 mo. Term SOFR + 1.61%), 04/16/2031(a)(b)	900,000	901,657
Symphony CLO XX Ltd. (Cayman Islands), Series 2018-20A, Class AR2, 5.42% (3 mo. Term SOFR + 1.10%), 01/16/2032(a)(b)	2,301,406	2,302,474
Symphony CLO XXII Ltd. (Cayman Islands), Series 2020-22A, Class BR, 6.01% (3 mo. Term SOFR + 1.68%), 04/18/2033(a)(b)	750,000	750,598
Symphony CLO XXV Ltd. (Cayman Islands), Series 2021-25A, Class B, 5.94% (3 mo. Term SOFR + 1.61%), 04/19/2034(a)(b)	3,213,000	3,214,713
Symphony CLO XXXII Ltd. (Cayman Islands)
Series 2022-32A, Class B, 6.17% (3 mo. Term SOFR + 1.85%), 04/23/2035(a)(b)	500,000	500,025
Series 2022-32A, Class BR, 5.92% (3 mo. Term SOFR + 1.65%), 10/23/2035(a)(b)	3,500,000	3,504,844
See accompanying notes which are an integral part of this schedule.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Texas Debt Capital CLO Ltd. (Cayman Islands), Series 2023-1A, Class A1R, 5.62% (3 mo. Term SOFR + 1.30%), 07/20/2038(a)(b)	$3,550,000	$3,561,481
TICP CLO VII Ltd. (Cayman Islands), Series 2017-7A, Class ASR2, 5.62% (3 mo. Term SOFR + 1.30%), 04/15/2033(a)(b)	4,875,760	4,877,306
Total Asset-Backed Securities (Cost $336,256,973)		336,040,866
	Shares	Value
Money Market Funds-3.85%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.24%(c)(d) (Cost $13,037,105)	13,037,105	$13,037,105
TOTAL INVESTMENTS IN SECURITIES-103.05% (Cost $349,294,078)		349,077,971
OTHER ASSETS LESS LIABILITIES-(3.05)%		(10,335,786)
NET ASSETS-100.00%		$338,742,185

Investment Abbreviations:
BR	-Bearer Shares
SOFR	-Secured Overnight Financing Rate

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $336,040,866, which represented 99.20% of the Fund’s Net Assets.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,443,229	$26,746,415	$(29,189,644)	$-	$-	$-	$61,060
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	40,875,596	(27,838,491)	-	-	13,037,105	77,697
Total	$2,443,229	$67,622,011	$(57,028,135)	$-	$-	$13,037,105	$138,757

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Active U.S. Real Estate ETF (PSR)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Apartments -8.92%
AvalonBay Communities, Inc.	9,178	$1,709,678
Equity Residential	27,690	1,750,008
UDR, Inc.	35,007	1,375,425
		4,835,111
Data Centers -10.94%
Digital Realty Trust, Inc.	23,511	4,148,281
Equinix, Inc., REIT	2,273	1,784,691
		5,932,972
Free Standing -5.05%
Agree Realty Corp.	9,829	704,739
Essential Properties Realty Trust, Inc.	19,466	593,519
Realty Income Corp., REIT	25,647	1,439,566
		2,737,824
Gaming REITs-4.07%
Gaming and Leisure Properties, Inc.	48,387	2,205,480
Health Care-16.41%
American Healthcare REIT, Inc.	18,505	715,033
CareTrust REIT, Inc.	29,149	926,938
Healthpeak Properties, Inc.	87,748	1,486,451
Ventas, Inc.	16,116	1,082,673
Welltower, Inc., REIT	28,405	4,688,814
		8,899,909
Industrial-10.85%
EastGroup Properties, Inc.	10,393	1,696,553
First Industrial Realty Trust, Inc.	17,719	863,270
Prologis, Inc., REIT	13,365	1,427,115
Rexford Industrial Realty, Inc.(b)	51,935	1,897,185
		5,884,123
Infrastructure REITs-13.98%
American Tower Corp.	21,754	4,533,316
Crown Castle, Inc.	24,877	2,614,324
SBA Communications Corp., Class A	1,911	429,440
		7,577,080
Lodging Resorts-2.01%
Host Hotels & Resorts, Inc.	69,450	1,091,754
Manufactured Homes-1.32%
Equity LifeStyle Properties, Inc.	11,984	718,081
Office-2.15%
Vornado Realty Trust	30,280	1,163,358
Regional Malls-2.84%
Simon Property Group, Inc.	9,404	1,540,281
Self Storage-6.49%
CubeSmart	45,538	1,771,884
Extra Space Storage, Inc.	12,982	1,744,261
		3,516,145
	Shares	Value
Shopping Centers-5.57%
Brixmor Property Group, Inc.	48,856	$1,276,607
Kite Realty Group Trust(b)	25,808	567,260
Tanger, Inc.	39,115	1,174,232
		3,018,099
Single Family Homes-4.29%
American Homes 4 Rent, Class A	33,027	1,145,707
Invitation Homes, Inc.	38,484	1,179,534
		2,325,241
Specialty-3.28%
Iron Mountain, Inc.	12,948	1,260,617
Outfront Media, Inc.(b)	29,564	518,257
		1,778,874
Timber REITs-1.81%
Rayonier, Inc.(b)	42,121	981,841
Total Common Stocks & Other Equity Interests (Cost $53,567,203)		54,206,173

Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(c)(d) (Cost $130,714)	130,714	130,714
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.22% (Cost $53,697,917)		54,336,887
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.51%
Invesco Private Government Fund, 4.32%(c)(d)(e)	979,106	979,106
Invesco Private Prime Fund, 4.46%(c)(d)(e)	2,549,906	2,550,416
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,529,522)		3,529,522
TOTAL INVESTMENTS IN SECURITIES-106.73% (Cost $57,227,439)		57,866,409
OTHER ASSETS LESS LIABILITIES-(6.73)%		(3,649,002)
NET ASSETS-100.00%		$54,217,407

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs
Index, which is exclusively owned by NAREIT.

(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

See accompanying notes which are an integral part of this schedule.

Invesco Active U.S. Real Estate ETF (PSR)—(continued)
July 31, 2025
(Unaudited)

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,927	$1,545,556	$(1,437,769)	$-	$-	$130,714	$1,745
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,322,376	15,208,448	(16,551,718)	-	-	979,106	23,260 *
Invesco Private Prime Fund	5,958,527	37,510,991	(40,918,701)	135	(536)	2,550,416	61,548 *
Total	$8,303,830	$54,264,995	$(58,908,188)	$135	$(536)	$3,660,236	$86,553

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Comstock Contrarian Equity ETF (CSTK)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-93.76%
Aerospace & Defense-1.43%
Textron, Inc.	19,758	$1,536,580
Air Freight & Logistics-1.88%
FedEx Corp.	9,026	2,017,221
Banks-13.48%
Bank of America Corp.	82,740	3,911,120
Citizens Financial Group, Inc.	44,089	2,103,927
Fifth Third Bancorp	41,761	1,736,005
Huntington Bancshares, Inc.	130,419	2,142,784
M&T Bank Corp.	5,914	1,115,972
Wells Fargo & Co.	42,546	3,430,484
		14,440,292
Beverages-3.15%
Coca-Cola Co. (The)	22,851	1,551,354
Keurig Dr Pepper, Inc.	55,952	1,826,833
		3,378,187
Broadline Retail-2.06%
eBay, Inc.	24,089	2,210,166
Building Products-2.47%
Johnson Controls International PLC	25,168	2,642,640
Capital Markets-2.57%
State Street Corp.	24,644	2,753,967
Chemicals-1.20%
International Flavors & Fragrances, Inc.	18,069	1,283,441
Communications Equipment-2.90%
Cisco Systems, Inc.	45,702	3,111,392
Consumer Staples Distribution & Retail-2.28%
Sysco Corp.	30,729	2,446,028
Containers & Packaging-1.36%
International Paper Co.	31,126	1,454,829
Electrical Equipment-3.96%
Eaton Corp. PLC	5,537	2,130,195
Emerson Electric Co.	14,550	2,117,170
		4,247,365
Entertainment-1.51%
Walt Disney Co. (The)	13,551	1,614,060
Health Care Equipment & Supplies-3.31%
Becton, Dickinson and Co.	8,670	1,545,428
GE HealthCare Technologies, Inc.	13,001	927,231
Medtronic PLC	11,875	1,071,600
		3,544,259
Health Care Providers & Services-5.37%
CVS Health Corp.	42,305	2,627,140
Elevance Health, Inc.	5,120	1,449,370
Humana, Inc.	3,549	886,789
UnitedHealth Group, Inc.	3,150	786,114
		5,749,413
Hotels, Restaurants & Leisure-4.38%
Domino’s Pizza, Inc.	2,757	1,277,070
Las Vegas Sands Corp.	31,076	1,628,382
Starbucks Corp.	20,091	1,791,314
		4,696,766
Household Products-1.69%
Kimberly-Clark Corp.	14,574	1,816,212
	Shares	Value
Insurance-4.02%
Allstate Corp. (The)	5,821	$1,183,118
American International Group, Inc.	23,637	1,834,941
MetLife, Inc.	16,939	1,286,517
		4,304,576
Interactive Media & Services-5.00%
Alphabet, Inc., Class A	14,185	2,722,101
Meta Platforms, Inc., Class A	3,409	2,636,657
		5,358,758
IT Services-2.03%
Cognizant Technology Solutions Corp., Class A	30,279	2,172,821
Machinery-1.54%
Caterpillar, Inc.	3,767	1,650,021
Media-1.09%
Comcast Corp., Class A	35,068	1,165,310
Multi-Utilities-3.40%
Dominion Energy, Inc.	22,067	1,289,816
Sempra	28,767	2,349,689
		3,639,505
Oil, Gas & Consumable Fuels-6.03%
Chevron Corp.	22,259	3,375,354
ConocoPhillips	18,523	1,765,983
Exxon Mobil Corp.	11,825	1,320,143
		6,461,480
Pharmaceuticals-5.34%
Bristol-Myers Squibb Co.	21,357	924,972
Johnson & Johnson	13,401	2,207,681
Merck & Co., Inc.	33,097	2,585,537
		5,718,190
Semiconductors & Semiconductor Equipment-3.49%
NXP Semiconductors N.V. (Netherlands)	11,818	2,526,334
QUALCOMM, Inc.	8,273	1,214,145
		3,740,479
Software-3.14%
Microsoft Corp.	6,301	3,361,583
Textiles, Apparel & Luxury Goods-1.46%
NIKE, Inc., Class B	20,885	1,559,901
Tobacco-2.22%
Philip Morris International, Inc.	14,474	2,374,460
Total Common Stocks & Other Equity Interests (Cost $95,098,738)		100,449,902

Money Market Funds-6.19%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.24%(b)(c) (Cost $6,633,179)	6,633,179	6,633,179
TOTAL INVESTMENTS IN SECURITIES-99.95% (Cost $101,731,917)		107,083,081
OTHER ASSETS LESS LIABILITIES-0.05%		53,615
NET ASSETS-100.00%		$107,136,696
See accompanying notes which are an integral part of this schedule.

Invesco Comstock Contrarian Equity ETF (CSTK)—(continued)
July 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$6,633,179	$-	$-	$-	$6,633,179	$33,214

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Core Fixed Income ETF (GTOC)
July 31, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-43.11%
Aerospace & Defense-0.60%
Lockheed Martin Corp.
4.15% 08/15/2028	$24,000	$23,944
4.40% 08/15/2030	10,000	9,970
5.00% 08/15/2035	56,000	56,023
		89,937
Agricultural & Farm Machinery-0.40%
John Deere Capital Corp., 4.38%, 10/15/2030	60,000	59,795
Application Software-0.25%
Autodesk, Inc., 5.30%, 06/15/2035	37,000	37,504
Asset Management & Custody Banks-1.20%
Apollo Debt Solutions BDC, 5.88%, 08/30/2030(b)	37,000	37,057
Ares Capital Corp., 5.50%, 09/01/2030	30,000	29,961
Ares Strategic Income Fund, 5.45%, 09/09/2028(b)	29,000	28,963
Bank of New York Mellon Corp. (The)
5.03% (SOFR + 0.68%), 06/09/2028(c)	17,000	17,084
5.32% 06/06/2036(d)	29,000	29,565
Golub Capital Private Credit Fund, 5.45%, 08/15/2028(b)	38,000	37,867
		180,497
Automobile Manufacturers-0.53%
Honda Motor Co. Ltd. (Japan)
4.44% 07/08/2028	27,000	26,964
5.34% 07/08/2035	27,000	27,009
Hyundai Capital America, 4.88%, 06/23/2027(b)	26,000	26,092
		80,065
Broadcasting-0.22%
Paramount Global, 5.85%, 09/01/2043	37,000	32,868
Commercial & Residential Mortgage Finance-0.18%
Aviation Capital Group LLC, 4.80%, 10/24/2030(b)	27,000	26,742
Construction Machinery & Heavy Transportation Equipment-0.66%
Westinghouse Air Brake Technologies Corp.
4.90% 05/29/2030	37,000	37,481
5.50% 05/29/2035	60,000	61,197
		98,678
Consumer Finance-2.32%
American Express Co.
4.73% 04/25/2029(d)	65,000	65,581
4.35% 07/20/2029(d)	84,000	83,846
5.16% (SOFR + 0.81%), 07/20/2029(c)	151,000	151,240
4.92% 07/20/2033(d)	41,000	41,144
Synchrony Financial
5.02% 07/29/2029(d)	3,000	2,999
6.00% 07/29/2036(d)	4,000	4,014
		348,824
Distributors-0.55%
Genuine Parts Co., 4.95%, 08/15/2029	82,000	83,046
Diversified Banks-8.15%
Bank of America Corp., 6.25%(d)(e)	55,000	54,948
Banque Federative du Credit Mutuel (France), 4.59%, 10/16/2028(b)	38,000	38,109
Citigroup, Inc., 4.95%, 05/07/2031(d)	21,000	21,205
	Principal Amount	Value
Diversified Banks-(continued)
JPMorgan Chase & Co.
5.10% 04/22/2031(d)	$65,000	$66,490
5.72% 09/14/2033(d)	40,500	42,217
5.58% 07/23/2036(d)	37,000	37,572
Mitsubishi UFJ Financial Group, Inc. (Japan), 5.62%, 04/24/2036(d)	96,000	99,203
Mizuho Financial Group, Inc. (Japan)
4.71% 07/08/2031(d)	60,000	59,901
5.61% (SOFR + 1.25%), 07/08/2031(c)	63,000	63,427
5.32% 07/08/2036(d)	63,000	63,354
Morgan Stanley Private Bank, N.A., 4.47%, 07/06/2028(d)	30,000	29,977
PNC Financial Services Group, Inc. (The), 5.37%, 07/21/2036(d)	37,000	37,398
Truist Bank
4.42% 07/24/2028(d)	250,000	249,679
5.12% (SOFR + 0.77%), 07/24/2028(c)	250,000	250,529
Wells Fargo & Co.
5.15% 04/23/2031(d)	21,000	21,434
5.39% 04/24/2034(d)	30,000	30,705
5.61% 04/23/2036(d)	21,000	21,637
Series BB, 3.90% (d)(e)	7,000	6,939
Westpac Banking Corp. (Australia), 5.18% (SOFR + 0.82%), 07/01/2030(c)	29,000	29,211
		1,223,935
Diversified Financial Services-2.77%
Aircastle Ltd./Aircastle Ireland DAC, 5.00%, 09/15/2030(b)	38,000	37,948
Citadel Securities Global Holdings LLC, 6.20%, 06/18/2035(b)	250,000	255,079
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	61,000	59,295
LPL Holdings, Inc., 5.15%, 06/15/2030	63,000	63,751
		416,073
Diversified Metals & Mining-0.61%
Glencore Funding LLC (Australia), 5.19%, 04/01/2030(b)	37,000	37,614
Rio Tinto Finance (USA) PLC (Australia)
5.25% 03/14/2035	27,000	27,417
5.75% 03/14/2055	27,000	27,049
		92,080
Diversified REITs-0.14%
ERP Operating L.P., 4.95%, 06/15/2032	21,000	21,186
Electric Utilities-1.79%
Exelon Corp., 5.45%, 03/15/2034	36,000	36,912
National Rural Utilities Cooperative Finance Corp., 5.00%, 08/15/2034	81,000	81,187
NextEra Energy Capital Holdings, Inc., 4.69%, 09/01/2027	48,000	48,250
Niagara Mohawk Power Corp., 4.65%, 10/03/2030(b)	37,000	36,761
PSEG Power LLC, 5.20%, 05/15/2030(b)	37,000	37,823
Union Electric Co., 5.25%, 04/15/2035	27,000	27,411
		268,344
See accompanying notes which are an integral part of this schedule.

Invesco Core Fixed Income ETF (GTOC)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Electrical Components & Equipment-0.36%
Molex Electronic Technologies LLC
4.75% 04/30/2028(b)	$27,000	$27,033
5.25% 04/30/2032(b)	27,000	27,097
		54,130
Financial Exchanges & Data-0.39%
Nasdaq, Inc.
5.35% 06/28/2028	29,000	29,788
5.95% 08/15/2053	29,000	29,495
		59,283
Food Distributors-1.42%
Bunge Ltd. Finance Corp.
4.55% 08/04/2030	146,000	145,759
5.15% 08/04/2035	67,000	66,860
		212,619
Forest Products-0.49%
Georgia-Pacific LLC
4.40% 06/30/2028(b)	37,000	37,077
4.95% 06/30/2032(b)	37,000	37,280
		74,357
Gas Utilities-0.39%
Atmos Energy Corp., 5.20%, 08/15/2035	30,000	30,230
Southern Natural Gas Co., L.L.C., 5.45%, 08/01/2035(b)	28,000	28,062
		58,292
Health Care Distributors-0.74%
McKesson Corp.
4.65% 05/30/2030	48,000	48,297
4.95% 05/30/2032	24,000	24,207
5.25% 05/30/2035	38,000	38,455
		110,959
Health Care Equipment-0.25%
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031	37,000	37,200
Health Care REITs-0.11%
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	17,000	17,063
Health Care Services-0.25%
HCA, Inc., 5.45%, 09/15/2034	37,000	37,169
Highways & Railtracks-0.15%
Burlington Northern Santa Fe LLC, 5.80%, 03/15/2056	22,000	22,386
Homebuilding-0.25%
Toll Brothers Finance Corp., 5.60%, 06/15/2035	37,000	37,199
Hotel & Resort REITs-0.19%
Phillips Edison Grocery Center Operating Partnership I L.P., 5.25%, 08/15/2032	29,000	29,179
Industrial Conglomerates-0.43%
Siemens Funding B.V. (Germany), 4.90%, 05/28/2032(b)	63,000	64,154
Integrated Telecommunication Services-2.13%
AT&T, Inc., 6.05%, 08/15/2056	35,000	35,509
	Principal Amount	Value
Integrated Telecommunication Services-(continued)
NTT Finance Corp. (Japan), 5.50%, 07/16/2035(b)	$200,000	$203,176
Verizon Communications, Inc., 5.25%, 04/02/2035	81,000	81,356
		320,041
Interactive Media & Services-0.17%
Alphabet, Inc., 5.30%, 05/15/2065	26,000	25,268
Investment Banking & Brokerage-0.88%
Goldman Sachs Group, Inc. (The)
5.73% 04/25/2030(d)	26,000	27,001
5.54% 01/28/2036(d)	21,000	21,478
Morgan Stanley, 5.66%, 04/17/2036(d)	21,000	21,667
Nomura Holdings, Inc. (Japan), 5.49%, 06/29/2035	61,500	62,015
		132,161
Life & Health Insurance-1.23%
American National Group, Inc., 6.00%, 07/15/2035	30,000	30,200
Athene Holding Ltd., 6.88%, 06/28/2055(d)	23,000	22,764
Equitable America Global Funding, 4.65%, 06/09/2028(b)	28,000	28,089
Jackson National Life Global Funding, 4.70%, 06/05/2028(b)	46,500	46,609
Lincoln Financial Global Funding, 4.63%, 05/28/2028(b)	19,000	19,049
Symetra Life Insurance Co., 6.55%, 10/01/2055(b)	37,000	37,814
		184,525
Multi-line Insurance-0.20%
American International Group, Inc., 4.85%, 05/07/2030	29,000	29,406
Multi-Utilities-0.75%
NiSource, Inc.
5.25% 03/30/2028	37,000	37,762
5.35% 04/01/2034	36,000	36,585
Public Service Enterprise Group, Inc., 6.13%, 10/15/2033	36,000	38,392
		112,739
Office REITs-0.42%
Cousins Properties L.P.
5.25% 07/15/2030	33,000	33,544
5.38% 02/15/2032	29,000	29,287
		62,831
Oil & Gas Exploration & Production-0.76%
EOG Resources, Inc.
4.40% 07/15/2028	37,000	37,120
5.35% 01/15/2036	40,000	40,317
5.95% 07/15/2055	37,000	37,394
		114,831
Oil & Gas Storage & Transportation-2.03%
Enterprise Products Operating LLC
4.30% 06/20/2028	37,000	36,975
5.20% 01/15/2036	37,000	37,083
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035(b)	51,000	52,064
Gulfstream Natural Gas System, L.L.C., 5.60%, 07/23/2035(b)	24,000	24,149
See accompanying notes which are an integral part of this schedule.

Invesco Core Fixed Income ETF (GTOC)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
Kinder Morgan, Inc., 5.15%, 06/01/2030	$37,000	$37,769
Plains All American Pipeline L.P., 5.95%, 06/15/2035	37,000	37,994
Williams Cos., Inc. (The), 6.00%, 03/15/2055	79,500	79,438
		305,472
Packaged Foods & Meats-0.17%
Mars, Inc., 5.70%, 05/01/2055(b)	26,000	25,679
Passenger Airlines-0.49%
Delta Air Lines, Inc.
4.95% 07/10/2028	36,000	36,182
5.25% 07/10/2030	37,000	37,374
		73,556
Pharmaceuticals-0.82%
Takeda U.S. Financing, Inc.
5.20% 07/07/2035	61,500	61,293
5.90% 07/07/2055	61,500	61,467
		122,760
Property & Casualty Insurance-0.25%
Travelers Cos., Inc. (The)
5.05% 07/24/2035	14,000	14,040
5.70% 07/24/2055	24,000	24,189
		38,229
Retail REITs-0.55%
Kimco Realty OP LLC, 5.30%, 02/01/2036	23,000	23,055
Kite Realty Group L.P.
4.95% 12/15/2031	30,000	30,027
5.50% 03/01/2034	29,000	29,572
		82,654
Self-Storage REITs-0.19%
Americold Realty Operating Partnership L.P., 5.60%, 05/15/2032	29,000	29,046
Semiconductors-0.99%
Broadcom, Inc.
5.15% 11/15/2031	82,000	84,054
5.20% 07/15/2035	36,000	36,184
Micron Technology, Inc., 5.65%, 11/01/2032	27,000	27,922
		148,160
Soft Drinks & Non-alcoholic Beverages-3.62%
PepsiCo, Inc.
4.10% 01/15/2029	120,000	119,451
4.60% 02/07/2030	82,000	83,201
4.30% 07/23/2030	86,000	85,636
4.65% 07/23/2032	105,000	104,960
5.00% 07/23/2035	150,000	150,378
		543,626
Specialty Chemicals-1.25%
Sherwin-Williams Co. (The)
4.30% 08/15/2028	116,000	115,818
4.50% 08/15/2030	33,000	32,896
5.15% 08/15/2035	39,000	38,932
		187,646
Systems Software-0.17%
Oracle Corp., 5.38%, 09/27/2054	28,000	25,242
	Principal Amount	Value
Tobacco-0.25%
B.A.T. Capital Corp. (United Kingdom), 7.08%, 08/02/2053	$33,000	$36,817
Total U.S. Dollar Denominated Bonds & Notes (Cost $6,469,861)		6,474,253
U.S. Treasury Securities-35.90%
U.S. Treasury Bills-0.44%(f)
4.10%–4.11%, 05/14/2026(g)	68,000	65,840
U.S. Treasury Bonds-8.09%
5.00%, 05/15/2045	445,700	452,316
4.63%, 02/15/2055	796,200	762,983
		1,215,299
U.S. Treasury Notes-27.37%
3.75%, 06/30/2027	1,438,400	1,433,118
3.88%, 07/15/2028	727,000	726,801
3.88%, 06/30/2030	854,600	851,662
4.00%, 06/30/2032	600,900	596,112
4.25%, 05/15/2035	507,800	503,397
		4,111,090
Total U.S. Treasury Securities (Cost $5,385,855)		5,392,229
U.S. Government Sponsored Agency Mortgage-Backed Securities-35.38%
Collateralized Mortgage Obligations-4.55%
Freddie Mac Multifamily Structured Pass Through Ctfs.
Series K519, Class AS, 4.80% (30 Day Average SOFR + 0.48%), 03/25/2029(c)	267,196	266,994
Series K530, Class A2, 4.79%, 09/25/2029(h)	100,000	101,663
Series KF153, Class AS, 5.00% (30 Day Average SOFR + 0.68%), 02/25/2033(c)	306,298	306,829
Series KF81, Class AL, 4.79% (30 Day Average SOFR + 0.47%), 06/25/2027(c)	7,433	7,428
		682,914
Uniform Mortgage-Backed Securities-30.83%
TBA, 2.00%, 08/01/2055(i)	653,445	511,356
TBA, 2.50%, 08/01/2055(i)	1,036,458	849,417
TBA, 3.00%, 08/01/2055(i)	761,070	651,449
TBA, 3.50%, 08/01/2055(i)	383,316	342,478
TBA, 4.00%, 08/01/2055(i)	313,952	289,602
TBA, 4.50%, 08/01/2055(i)	274,027	259,977
TBA, 5.00%, 08/01/2055(i)	557,290	542,484
TBA, 5.50%, 08/01/2055(i)	617,384	614,212
TBA, 6.00%, 08/01/2055(i)	560,922	568,763
		4,629,738
Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $5,314,665)		5,312,652

Asset-Backed Securities-19.12%
ALA Trust, Series 2025-OANA, Class B, 6.18% (1 mo. Term SOFR + 1.84%), 06/15/2040(b)(c)	100,000	100,741
Angel Oak Mortgage Trust, Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	114,062	114,446
See accompanying notes which are an integral part of this schedule.

Invesco Core Fixed Income ETF (GTOC)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value

Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2021-3A, Class AR, 5.38% (3 mo. Term SOFR + 1.06%), 07/24/2034(b)(c)	$250,000	$250,451
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A, 5.37%, 06/15/2044(b)(h)	100,000	101,504
COLT 2025-8 Mortgage Loan Trust, Series 2025-8, Class A1, 5.48%, 08/25/2070(b)	130,000	130,033
GCAT 2025-NQM4 Trust, Series 2025-NQM4, Class A1A, 5.53%, 06/25/2070(b)	150,000	150,227
GS Mortgage-Backed Securities Trust, Series 2025-HE1, Class A1, 6.09% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(c)	100,000	100,050
IP Mortgage Trust, Series 2025-IP, Class A, 5.25%, 06/10/2042(b)(h)	100,000	100,840
J.P. Morgan Mortgage Trust, Series 2025- NQM3, Class A1, 5.50%, 11/25/2065(b)(h)	150,000	150,285
Jersey Mike’s Funding, Series 2025-1A, Class A2, 5.61%, 08/16/2055(b)	150,000	151,333
Jersey Mike’s Funding LLC, Series 2024-1A, Class A2, 5.64%, 02/15/2055(b)	75,000	75,891
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(h)	136,950	137,360
Neuberger Berman Loan Advisers CLO 38 Ltd. (Cayman Islands), Series 2020-38A, Class AR2, 5.29% (3 mo. Term SOFR + 0.96%), 10/20/2036(b)(c)	250,000	250,122
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.57%, 04/25/2065(b)	141,675	142,267
	Principal Amount	Value

RCKT Mortgage Trust, Series 2025-CES6, Class A1A, 5.47%, 06/25/2055(b)	$148,316	$148,822
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	142,625	139,552
Symphony CLO XXIV Ltd. (Cayman Islands), Series 2020-24A, Class AR, 5.52% (3 mo. Term SOFR + 1.20%), 01/23/2032(b)(c)	172,495	172,562
VDCM Commercial Mortgage Trust, Series 2025-AZ, Class B, 5.48%, 07/13/2044(b)(h)	150,000	149,551
WEST Trust 2025-ROSE, Series 2025-ROSE, Class A, 5.28%, 04/10/2035(b)(h)	150,000	152,200
Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	150,000	153,387
Total Asset-Backed Securities (Cost $2,872,486)		2,871,624
	Shares
Money Market Funds-4.15%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(j)(k) (Cost $622,893)	622,893	622,893
TOTAL INVESTMENTS IN SECURITIES-137.66% (Cost $20,665,760)		20,673,651
OTHER ASSETS LESS LIABILITIES-(37.66)%		(5,656,217)
NET ASSETS-100.00%		$15,017,434

Investment Abbreviations:
CLO	-Collateralized Loan Obligation
Ctfs.	-Certificates
SOFR	-Secured Overnight Financing Rate
TBA	-To Be Announced

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $4,188,306, which represented 27.89% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2025.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	$65,840 was pledged as collateral to cover margin requirements for open futures contracts.
(h)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2025.

(i)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(j)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended July 31, 2025.

See accompanying notes which are an integral part of this schedule.

Invesco Core Fixed Income ETF (GTOC)—(continued)
July 31, 2025
(Unaudited)

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,858,210	$(3,235,317)	$-	$-	$622,893	$2,039

(k)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	7	September-2025	$1,448,890	$(3,401)	$(3,401)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	8	September-2025	(865,375)	1,894	1,894
U.S. Treasury 10 Year Notes	2	September-2025	(222,125)	75	75
U.S. Treasury 10 Year Ultra Notes	10	September-2025	(1,130,781)	(2,015)	(2,015)
Subtotal—Short Futures Contracts				(46)	(46)
Total Futures Contracts				$(3,447)	$(3,447)
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Global Equity Net Zero ETF (IQSZ)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Aerospace & Defense-0.32%
Aselsan Elektronik Sanayi Ve Ticaret A.S. (Turkey)	22,536	$103,654
Howmet Aerospace, Inc.	1,072	192,713
Rheinmetall AG (Germany)	50	99,266
		395,633
Air Freight & Logistics-0.67%
Deutsche Post AG (Germany)	2,138	96,076
DSV A/S (Denmark)	608	136,680
FedEx Corp.	741	165,606
InPost S.A. (Poland)(b)	5,682	81,848
Nippon Express Holdings, Inc., Class H (Japan)	6,663	146,663
United Parcel Service, Inc., Class B	2,299	198,082
		824,955
Airport Services-0.31%
Aena S.M.E. S.A. (Spain)(c)	11,117	300,239
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR (Mexico)	276	83,713
		383,952
Apparel Retail-0.42%
Ross Stores, Inc.	783	106,911
TJX Cos., Inc. (The)	3,261	406,092
		513,003
Apparel, Accessories & Luxury Goods-0.77%
adidas AG (Germany)	522	100,062
ANTA Sports Products Ltd. (China)	7,504	86,132
Hermes International S.C.A. (France)	32	78,486
lululemon athletica, inc.(b)	549	110,091
LVMH Moet Hennessy Louis Vuitton SE (France)	177	95,295
Moncler S.p.A. (Italy)	2,466	131,904
Pandora A/S (Denmark)	562	93,081
Ralph Lauren Corp.	847	253,041
		948,092
Application Software-2.68%
Adobe, Inc.(b)	1,027	367,348
Atlassian Corp., Class A(b)	560	107,397
Autodesk, Inc.(b)	523	158,526
DocuSign, Inc.(b)	2,984	225,710
Guidewire Software, Inc.(b)	648	146,591
HubSpot, Inc.(b)	163	84,703
Intuit, Inc.	730	573,145
Palantir Technologies, Inc., Class A(b)	3,267	517,329
Salesforce, Inc.	2,001	516,918
SAP SE (Germany)	525	150,567
Synopsys, Inc.(b)	146	92,487
Workday, Inc., Class A(b)	1,140	261,493
Xero Ltd. (New Zealand)(b)	784	90,455
		3,292,669
Asset Management & Custody Banks-1.26%
Ameriprise Financial, Inc.	262	135,766
Bank of New York Mellon Corp. (The)	5,405	548,337
Brookfield Corp. (Canada)	2,956	198,435
Northern Trust Corp.	1,604	208,520
St. James’s Place PLC (United Kingdom)	5,386	92,887
State Street Corp.	3,242	362,294
		1,546,239
	Shares	Value
Automobile Manufacturers-1.85%
BYD Co. Ltd., H Shares (China)	7,820	$114,179
Geely Automobile Holdings Ltd. (China)	71,936	161,354
General Motors Co.	4,506	240,350
Kia Corp. (South Korea)	1,176	86,049
Mercedes-Benz Group AG (Germany)	1,343	76,264
Subaru Corp. (Japan)	8,396	154,764
Tesla, Inc.(b)	4,197	1,293,809
Toyota Motor Corp. (Japan)	5,191	92,523
Volkswagen AG, Preference Shares (Germany)	531	55,687
		2,274,979
Automotive Parts & Equipment-0.32%
Aisin Corp. (Japan)	6,955	96,313
Aptiv PLC (Jersey)(b)	1,470	100,901
Continental AG (Germany)	1,384	118,555
Hyundai Mobis Co. Ltd. (South Korea)	392	82,720
		398,489
Automotive Retail-0.21%
AutoZone, Inc.(b)	35	131,893
O’Reilly Automotive, Inc.(b)	1,260	123,883
		255,776
Biotechnology-0.99%
AbbVie, Inc.	2,576	486,916
Amgen, Inc.	882	260,278
Gilead Sciences, Inc.	3,391	380,775
Incyte Corp.(b)	1,246	93,313
		1,221,282
Brewers-0.62%
Ambev S.A., ADR (Brazil)	35,566	77,534
Anheuser-Busch InBev S.A./N.V. (Belgium)	7,349	423,754
Asahi Group Holdings Ltd. (Japan)	6,700	85,169
Heineken N.V. (Netherlands)	1,078	84,862
Molson Coors Beverage Co., Class B	1,862	90,717
		762,036
Broadline Retail-3.59%
Alibaba Group Holding Ltd. (China)	22,518	338,553
Amazon.com, Inc.(b)	14,339	3,356,904
eBay, Inc.	5,092	467,191
Naspers Ltd. (South Africa)	490	152,373
Prosus N.V. (Netherlands)(b)	1,810	103,701
		4,418,722
Building Products-1.04%
Allegion PLC	997	165,422
Carlisle Cos., Inc.	214	75,908
Cie de Saint-Gobain S.A. (France)	851	97,911
Johnson Controls International PLC	4,943	519,015
Trane Technologies PLC	963	421,871
		1,280,127
Cable & Satellite-0.37%
Charter Communications, Inc., Class A(b)	490	131,987
Comcast Corp., Class A	9,845	327,149
		459,136
Casinos & Gaming-0.20%
Flutter Entertainment PLC (Ireland)(b)	499	150,828
Las Vegas Sands Corp.	1,878	98,407
		249,235
Commodity Chemicals-0.07%
Orica Ltd. (Australia)	6,661	91,133
See accompanying notes which are an integral part of this schedule.

Invesco Global Equity Net Zero ETF (IQSZ)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Communications Equipment-1.04%
Accton Technology Corp. (Taiwan)	5,230	$154,464
Cisco Systems, Inc.	12,270	835,342
Motorola Solutions, Inc.	235	103,160
Nokia OYJ (Finland)	46,150	188,629
		1,281,595
Computer & Electronics Retail-0.09%
Best Buy Co., Inc.	1,687	109,756
Construction & Engineering-2.07%
ACS Actividades de Construccion y Servicios S.A. (Spain)	3,429	237,347
AECOM	1,522	171,590
Bouygues S.A. (France)	6,270	258,935
Eiffage S.A. (France)	2,219	298,743
EMCOR Group, Inc.	353	221,504
Ferrovial SE	1,861	95,681
Gamuda Bhd. (Malaysia)	74,332	89,718
Kajima Corp. (Japan)	3,331	83,613
Shimizu Corp. (Japan)	12,838	142,507
Skanska AB, Class B (Sweden)	3,721	87,060
Stantec, Inc. (Canada)	1,521	166,627
United Integrated Services Co. Ltd. (Taiwan)	4,641	121,846
Vinci S.A. (France)	2,991	416,696
WSP Global, Inc. (Canada)	715	147,546
		2,539,413
Construction Machinery & Heavy Transportation Equipment-0.41%
Cummins, Inc.	321	118,006
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (South Korea)	366	94,055
KION Group AG (Germany)	1,412	87,057
Komatsu Ltd. (Japan)	3,598	116,155
Weichai Power Co. Ltd., H Shares (China)	43,778	92,804
		508,077
Consumer Electronics-0.35%
Panasonic Holdings Corp. (Japan)	18,326	173,703
Sony Group Corp. (Japan)	10,707	258,061
		431,764
Consumer Finance-0.25%
American Express Co.	1,015	303,800
Consumer Staples Merchandise Retail-0.80%
AEON Co. Ltd. (Japan)	2,375	76,018
Dollar Tree, Inc.(b)	1,219	138,417
Wal-Mart de Mexico S.A.B. de C.V., Series V (Mexico)	31,161	92,034
Walmart, Inc.	6,903	676,356
		982,825
Copper-0.18%
Freeport-McMoRan, Inc.	3,630	146,071
Southern Copper Corp. (Mexico)	828	77,965
		224,036
Data Processing & Outsourced Services-0.28%
Broadridge Financial Solutions, Inc.	360	89,104
Computershare Ltd. (Australia)	6,563	177,002
Teleperformance SE (France)	829	81,057
		347,163
Diversified Banks-8.83%
ABN AMRO Bank N.V., CVA (Netherlands)(c)	5,289	153,346
Absa Group Ltd. (South Africa)	8,885	88,351
	Shares	Value
Diversified Banks-(continued)
Alpha Bank S.A. (Greece)(b)	22,437	$84,231
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	9,111	152,402
Banco Santander S.A. (Spain)	35,127	302,655
Bank of America Corp.	17,164	811,342
Bank of China Ltd., H Shares (China)	143,872	83,045
Bank Polska Kasa Opieki S.A. (Poland)	1,586	86,438
Barclays PLC (United Kingdom)	25,182	123,342
BNP Paribas S.A. (France)	1,411	129,030
BOC Hong Kong (Holdings) Ltd. (China)	30,223	135,709
CaixaBank S.A. (Spain)	12,245	115,543
Canadian Imperial Bank of Commerce (Canada)	3,686	264,023
Citigroup, Inc.	6,895	646,061
Commerzbank AG (Germany)	2,548	93,188
Commonwealth Bank of Australia (Australia)	1,596	181,532
Credicorp Ltd. (Peru)	373	88,401
CTBC Financial Holding Co. Ltd. (Taiwan)	56,297	77,358
Danske Bank A/S (Denmark)	4,898	194,934
DNB Bank ASA (Norway)	14,696	373,439
E.Sun Financial Holding Co. Ltd. (Taiwan)	90,573	96,867
First Abu Dhabi Bank PJSC (United Arab Emirates)	18,714	91,549
First Financial Holding Co. Ltd. (Taiwan)	138,662	136,975
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	14,013	125,122
Hana Financial Group, Inc. (South Korea)	1,273	77,830
HSBC Holdings PLC (United Kingdom)	39,048	476,694
ICICI Bank Ltd., ADR (India)	24,080	811,496
ING Groep N.V. (Netherlands)	6,454	150,855
Intesa Sanpaolo S.p.A. (Italy)	36,911	223,051
Itau Unibanco Holding S.A., ADR (Brazil)	20,086	125,939
JPMorgan Chase & Co.	4,420	1,309,381
KB Financial Group, Inc. (South Korea)	1,224	97,245
Lloyds Banking Group PLC (United Kingdom)	142,091	146,005
Malayan Banking Bhd. (Malaysia)	37,529	82,542
Mitsubishi UFJ Financial Group, Inc. (Japan)	12,542	173,214
Mizuho Financial Group, Inc. (Japan)	5,977	175,671
National Australia Bank Ltd. (Australia)	3,550	88,264
NatWest Group PLC (United Kingdom)	41,484	288,554
Nordea Bank Abp (Finland)	5,781	84,603
OTP Bank Nyrt. (Hungary)	1,077	87,711
Powszechna Kasa Oszczednosci Bank Polski S.A. (Poland)	4,014	88,211
Raiffeisen Bank International AG (Austria)	3,026	87,630
Standard Chartered PLC (United Kingdom)	4,679	84,052
Sumitomo Mitsui Trust Group, Inc. (Japan)	3,918	102,918
Svenska Handelsbanken AB, Class A (Sweden)	8,327	101,765
Toronto-Dominion Bank (The) (Canada)	4,652	339,575
U.S. Bancorp	6,051	272,053
UniCredit S.p.A. (Italy)	2,155	159,017
Wells Fargo & Co.	7,257	585,132
		10,854,291
Diversified Capital Markets-0.40%
Deutsche Bank AG (Germany)	9,713	320,852
Macquarie Group Ltd. (Australia)	719	99,757
UBS Group AG (Switzerland)	2,072	77,023
		497,632
Diversified Chemicals-0.14%
BASF SE (Germany)	1,632	80,218
Mitsubishi Chemical Group Corp. (Japan)	16,366	89,323
		169,541
See accompanying notes which are an integral part of this schedule.

Invesco Global Equity Net Zero ETF (IQSZ)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Diversified Metals & Mining-1.01%
Anglo American PLC (South Africa)	2,842	$80,132
BHP Group Ltd. (Australia)	16,497	417,414
Grupo Mexico S.A.B. de C.V., Class B (Mexico)	26,164	164,097
Hudbay Minerals, Inc. (Canada)	7,839	72,916
Rio Tinto Ltd. (Australia)	1,981	141,148
Rio Tinto PLC (Australia)	3,514	209,720
Saudi Arabian Mining Co. (Saudi Arabia)(b)	5,976	82,621
Teck Resources Ltd., Class B (Canada)	2,144	69,675
		1,237,723
Diversified Real Estate Activities-0.19%
Daiwa House Industry Co. Ltd. (Japan)	2,645	87,624
Mitsubishi Estate Co. Ltd. (Japan)	8,003	150,139
		237,763
Diversified REITs-0.08%
KDX Realty Investment Corp. (Japan)	89	95,839
Diversified Support Services-0.15%
Cintas Corp.	447	99,480
ISS A/S (Denmark)	2,940	84,785
		184,265
Drug Retail-0.07%
Clicks Group Ltd. (South Africa)	4,210	88,833
Electric Utilities-0.97%
Edison International	2,548	132,802
Enel S.p.A. (Italy)	20,868	184,560
Exelon Corp.	4,288	192,703
Iberdrola S.A. (Spain)	8,488	149,626
NRG Energy, Inc.	2,686	449,099
Tenaga Nasional Bhd. (Malaysia)	27,200	82,850
		1,191,640
Electrical Components & Equipment-1.27%
ABB Ltd. (Switzerland)	2,655	173,409
Acuity, Inc.	344	107,104
AMETEK, Inc.	1,574	290,954
Contemporary Amperex Technology Co., Ltd. (China)(b)	2,833	146,594
Eaton Corp. PLC	355	136,576
Emerson Electric Co.	1,862	270,940
NKT A/S (Denmark)(b)	1,077	95,051
Rockwell Automation, Inc.	490	172,338
Schneider Electric SE (France)	637	165,335
		1,558,301
Electronic Components-0.28%
Delta Electronics, Inc. (Taiwan)	8,340	157,110
Tripod Technology Corp. (Taiwan)	10,419	96,973
Zhen Ding Technology Holding Ltd. (Taiwan)	23,000	95,925
		350,008
Electronic Equipment & Instruments-0.34%
Halma PLC (United Kingdom)	3,527	151,224
Hexagon AB, Class B (Sweden)	8,523	93,934
Keysight Technologies, Inc.(b)	1,046	171,450
		416,608
Electronic Manufacturing Services-0.43%
Flex Ltd.(b)	3,527	175,891
Hon Hai Precision Industry Co. Ltd. (Taiwan)	18,779	110,430
Jabil, Inc.	1,078	240,577
		526,898
	Shares	Value
Fertilizers & Agricultural Chemicals-0.44%
CF Industries Holdings, Inc.	1,862	$172,850
Corteva, Inc.	2,687	193,813
Mosaic Co. (The)	2,238	80,590
Yara International ASA (Brazil)	2,351	87,292
		534,545
Financial Exchanges & Data-0.89%
Deutsche Boerse AG (Germany)	209	60,659
Euronext N.V. (Netherlands)	649	104,919
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1,614	87,348
Moody’s Corp.	171	88,190
Nasdaq, Inc.	3,481	334,942
S&P Global, Inc.	594	327,353
Singapore Exchange Ltd. (Singapore)	7,056	86,588
		1,089,999
Food Retail-0.71%
Empire Co. Ltd., Class A (Canada)	2,352	93,872
George Weston Ltd. (Canada)	431	82,079
J Sainsbury PLC (United Kingdom)	39,860	159,710
Jeronimo Martins SGPS S.A. (Portugal)	3,432	83,910
Koninklijke Ahold Delhaize N.V. (Netherlands)	2,055	81,403
Seven & i Holdings Co. Ltd. (Japan)	6,369	84,134
Tesco PLC (United Kingdom)	35,957	202,435
Woolworths Group Ltd. (Australia)	4,308	87,133
		874,676
Footwear-0.23%
ASICS Corp. (Japan)	5,832	137,384
NIKE, Inc., Class B	2,021	150,949
		288,333
Gas Utilities-0.19%
AltaGas Ltd. (Canada)	3,037	89,866
Tokyo Gas Co. Ltd. (Japan)	4,285	143,789
		233,655
Gold-0.49%
Agnico Eagle Mines Ltd. (Canada)	1,132	140,838
Franco-Nevada Corp. (Canada)	540	86,209
Gold Fields Ltd., ADR (South Africa)	3,721	90,644
Harmony Gold Mining Co. Ltd., ADR (South Africa)	6,170	83,048
Lundin Gold, Inc. (Canada)	1,862	86,369
Newmont Corp.	1,870	116,127
		603,235
Health Care Distributors-0.34%
Cardinal Health, Inc.	2,682	416,300
Health Care Equipment-1.11%
Boston Scientific Corp.(b)	4,316	452,835
Edwards Lifesciences Corp.(b)	1,108	87,875
Medtronic PLC	2,978	268,735
ResMed, Inc.	465	126,452
Smith & Nephew PLC (United Kingdom)	5,779	88,501
Stryker Corp.	657	258,023
Zimmer Biomet Holdings, Inc.	915	83,860
		1,366,281
Health Care Facilities-0.13%
Rede D’Or Sao Luiz S.A. (Brazil)(c)	13,448	78,067
Universal Health Services, Inc., Class B	460	76,567
		154,634
See accompanying notes which are an integral part of this schedule.

Invesco Global Equity Net Zero ETF (IQSZ)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Health Care REITs-0.08%
Ventas, Inc.	1,372	$92,171
Health Care Services-0.47%
Cigna Group (The)	459	122,728
CVS Health Corp.	3,543	220,020
Fresenius Medical Care AG (Germany)	2,947	149,915
Fresenius SE & Co. KGaA (Germany)	1,763	84,396
		577,059
Heavy Electrical Equipment-0.40%
GE Vernova, Inc.	364	240,346
Mitsubishi Electric Corp. (Japan)	4,408	99,347
Siemens Energy AG, Class A (Germany)(b)	1,325	153,857
		493,550
Home Improvement Retail-0.38%
Kingfisher PLC (United Kingdom)	22,337	79,588
Lowe’s Cos., Inc.	1,714	383,199
		462,787
Homebuilding-0.14%
Berkeley Group Holdings PLC (The) (United Kingdom)	1,763	84,959
Sekisui Chemical Co. Ltd. (Japan)	4,995	86,815
		171,774
Homefurnishing Retail-0.16%
Williams-Sonoma, Inc.	1,053	196,964
Hotel & Resort REITs-0.07%
Host Hotels & Resorts, Inc.	5,291	83,175
Hotels, Resorts & Cruise Lines-1.36%
Airbnb, Inc., Class A(b)	882	116,786
Booking Holdings, Inc.	124	682,503
Carnival Corp.(b)	10,483	312,079
Expedia Group, Inc.	1,789	322,414
Royal Caribbean Cruises Ltd.	464	147,492
TUI AG (Germany)(b)	9,503	85,988
		1,667,262
Household Products-0.79%
Colgate-Palmolive Co.	2,449	205,349
Essity AB, Class B (Sweden)	3,876	95,861
Procter & Gamble Co. (The)	3,490	525,140
Reckitt Benckiser Group PLC (United Kingdom)	1,877	140,961
		967,311
Human Resource & Employment Services-0.39%
Automatic Data Processing, Inc.	1,320	408,540
Paychex, Inc.	509	73,464
		482,004
Independent Power Producers & Energy Traders-0.18%
Vistra Corp.	1,055	220,010
Industrial Conglomerates-0.98%
3M Co.	1,495	223,084
Hitachi Ltd. (Japan)	6,506	199,491
Keppel Ltd. (Singapore)	14,305	93,013
KOC Holding A.S. (Turkey)	22,144	97,557
Samsung C&T Corp. (South Korea)	797	96,154
Siemens AG (Germany)	1,368	349,457
Smiths Group PLC (United Kingdom)	4,866	151,038
		1,209,794
Industrial Gases-0.23%
Linde PLC	603	277,537
	Shares	Value
Industrial Machinery & Supplies & Components-1.35%
Daifuku Co. Ltd. (Japan)	3,526	$89,446
Dover Corp.	789	142,920
FANUC Corp. (Japan)	5,727	159,745
GEA Group AG (Germany)	1,274	91,780
Konecranes OYJ (Finland)	1,078	90,096
Mitsubishi Heavy Industries Ltd. (Japan)	6,324	151,300
Parker-Hannifin Corp.	537	393,030
Pentair PLC	1,519	155,242
Schindler Holding AG, PC (Switzerland)	328	118,646
Stanley Black & Decker, Inc.	1,193	80,706
Weir Group PLC (The) (United Kingdom)	2,644	93,076
Xylem, Inc.	646	93,425
		1,659,412
Insurance Brokers-0.48%
Aon PLC, Class A	168	59,759
Arthur J. Gallagher & Co.	492	141,327
Marsh & McLennan Cos., Inc.	1,179	234,857
Willis Towers Watson PLC	476	150,326
		586,269
Integrated Oil & Gas-2.39%
Chevron Corp.	2,748	416,707
Equinor ASA (Norway)	11,366	293,248
Exxon Mobil Corp.	6,594	736,154
Imperial Oil Ltd. (Canada)	1,106	92,421
Occidental Petroleum Corp.	2,648	116,353
OMV AG (Austria)	2,253	115,079
Petroleo Brasileiro S.A., ADR (Brazil)	6,563	83,613
Petroleo Brasileiro S.A., Preference Shares (Brazil)	14,386	83,871
Saudi Arabian Oil Co. (Saudi Arabia)(c)	57,502	372,075
Shell PLC (United Kingdom)	9,015	324,600
Suncor Energy, Inc. (Canada)	7,824	309,270
		2,943,391
Integrated Telecommunication Services-0.79%
AT&T, Inc.	16,583	454,540
Deutsche Telekom AG (Germany)	2,825	101,619
T-Mobile US, Inc.	866	206,463
Verizon Communications, Inc.	4,820	206,103
		968,725
Interactive Home Entertainment-0.11%
Electronic Arts, Inc.	882	134,496
Interactive Media & Services-5.19%
Alphabet, Inc., Class A	8,171	1,568,015
Alphabet, Inc., Class C	7,788	1,501,994
LY Corp. (Japan)	30,574	111,979
Meta Platforms, Inc., Class A	3,321	2,568,594
Tencent Holdings Ltd. (China)	9,035	632,561
		6,383,143
Internet Services & Infrastructure-0.23%
Okta, Inc.(b)	1,118	109,340
Shopify, Inc., Class A (Canada)(b)	1,371	167,955
		277,295
Investment Banking & Brokerage-1.20%
Goldman Sachs Group, Inc. (The)	1,030	745,298
Morgan Stanley	4,423	630,100
SBI Holdings, Inc. (Japan)	2,636	98,120
		1,473,518
See accompanying notes which are an integral part of this schedule.

Invesco Global Equity Net Zero ETF (IQSZ)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
IT Consulting & Other Services-1.23%
Accenture PLC, Class A (Ireland)	1,360	$363,256
Amdocs Ltd.	920	78,531
Cognizant Technology Solutions Corp., Class A	1,611	115,605
Infosys Ltd., ADR (India)	34,227	572,276
International Business Machines Corp.	1,502	380,231
		1,509,899
Leisure Products-0.07%
Bandai Namco Holdings, Inc. (Japan)	2,744	88,912
Life & Health Insurance-1.43%
Aflac, Inc.	828	82,270
Dai-ichi Life Holdings, Inc. (Japan)	10,903	86,441
Discovery Ltd. (South Africa)	6,954	83,073
Japan Post Holdings Co. Ltd. (Japan)	16,954	157,324
Japan Post Insurance Co. Ltd. (Japan)	3,744	96,058
Manulife Financial Corp. (Canada)	2,249	69,737
MetLife, Inc.	4,464	339,041
Phoenix Group Holdings PLC (United Kingdom)	9,991	87,551
Ping An Insurance (Group) Co. of China Ltd., H Shares (China)	13,544	92,984
Poste Italiane S.p.A. (Italy)(c)	18,028	390,637
Principal Financial Group, Inc.	1,027	79,931
Prudential PLC (Hong Kong)	8,329	105,879
Sun Life Financial, Inc. (Canada)	1,400	85,546
		1,756,472
Life Sciences Tools & Services-0.15%
Illumina, Inc.(b)	881	90,488
IQVIA Holdings, Inc.(b)	520	96,647
		187,135
Managed Health Care-0.26%
Elevance Health, Inc.	294	83,225
UnitedHealth Group, Inc.	962	240,077
		323,302
Marine Transportation-0.43%
A.P. Moller - Maersk A/S, Class B (Denmark)	59	116,884
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	29,253	193,038
Nippon Yusen K.K. (Japan)	1,926	67,681
Orient Overseas International Ltd. (Hong Kong)	8,710	156,713
		534,316
Metal, Glass & Plastic Containers-0.35%
CCL Industries, Inc., Class B (Canada)	1,469	82,293
Crown Holdings, Inc.	3,481	345,872
		428,165
Movies & Entertainment-1.33%
Netflix, Inc.(b)	683	791,870
Spotify Technology S.A. (Sweden)(b)	323	202,372
Walt Disney Co. (The)	5,389	641,884
		1,636,126
Multi-line Insurance-0.76%
Allianz SE (Germany)	156	61,829
American International Group, Inc.	4,243	329,384
ASR Nederland N.V. (Netherlands)	1,291	86,005
Assicurazioni Generali S.p.A. (Italy)	7,337	274,517
AXA S.A. (France)	3,833	186,712
		938,447
Multi-Utilities-0.54%
DTE Energy Co.	1,095	151,559
E.ON SE (Germany)	4,724	86,434
	Shares	Value
Multi-Utilities-(continued)
ENGIE S.A. (France)	10,190	$229,726
National Grid PLC (United Kingdom)	6,127	86,273
NiSource, Inc.	2,547	108,120
		662,112
Oil & Gas Equipment & Services-0.23%
Baker Hughes Co., Class A	2,155	97,083
Schlumberger N.V.	2,841	96,026
Technip Energies N.V. (France)	2,105	91,163
		284,272
Oil & Gas Exploration & Production-1.20%
Aker BP ASA (Norway)	4,311	104,164
ConocoPhillips	3,135	298,891
Devon Energy Corp.	5,590	185,700
EOG Resources, Inc.	3,092	371,102
EQT Corp.	3,458	185,867
Inpex Corp. (Japan)	6,173	88,074
Ovintiv, Inc.	2,054	84,584
Var Energi ASA (Norway)	47,020	161,768
		1,480,150
Oil & Gas Refining & Marketing-0.22%
ORLEN S.A. (Poland)	5,585	124,821
Valero Energy Corp.	1,043	143,214
		268,035
Oil & Gas Storage & Transportation-0.32%
Enbridge, Inc. (Canada)	5,977	271,279
Williams Cos., Inc. (The)	1,968	117,982
		389,261
Packaged Foods & Meats-0.99%
Ajinomoto Co., Inc. (Japan)	3,232	85,681
China Mengniu Dairy Co. Ltd. (China)	42,748	88,959
Danone S.A. (France)	966	79,287
JDE Peet’s N.V. (Netherlands)	3,772	112,187
Kraft Heinz Co. (The)	3,429	94,160
Mondelez International, Inc., Class A	1,469	95,030
Nestle S.A. (Switzerland)	2,970	259,574
Orkla ASA (Norway)	9,503	100,373
Tyson Foods, Inc., Class A	4,096	214,221
WH Group Ltd. (Hong Kong)	89,650	89,752
		1,219,224
Passenger Airlines-0.31%
China Airlines Ltd. (Taiwan)	114,664	78,572
Turk Hava Yollari AO (Turkey)	11,341	80,294
United Airlines Holdings, Inc.(b)	2,548	225,014
		383,880
Passenger Ground Transportation-0.47%
Grab Holdings Ltd., Class A (Singapore)(b)	18,812	91,991
Uber Technologies, Inc.(b)	5,583	489,908
		581,899
Personal Care Products-0.13%
L’Oreal S.A. (France)	361	160,206
Pharmaceuticals-3.95%
AstraZeneca PLC (United Kingdom)	1,389	203,058
Bayer AG (Germany)	2,617	81,632
Bristol-Myers Squibb Co.	8,524	369,174
Chugai Pharmaceutical Co. Ltd. (Japan)	1,861	89,391
Eli Lilly and Co.	993	734,890
GSK PLC	9,110	167,912
See accompanying notes which are an integral part of this schedule.

Invesco Global Equity Net Zero ETF (IQSZ)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Pharmaceuticals-(continued)
Johnson & Johnson	5,104	$840,833
Merck & Co., Inc.	3,634	283,888
Novartis AG	5,677	646,696
Pfizer, Inc.	14,866	346,229
Roche Holding AG (Switzerland)	1,545	482,272
Sanofi S.A.	667	60,053
Shionogi & Co. Ltd. (Japan)	6,955	116,553
Takeda Pharmaceutical Co. Ltd. (Japan)	2,801	77,099
UCB S.A. (Belgium)	728	156,874
Zoetis, Inc.	1,372	200,024
		4,856,578
Property & Casualty Insurance-1.28%
Allstate Corp. (The)	1,078	219,103
Hartford Insurance Group, Inc. (The)	1,176	146,283
MS&AD Insurance Group Holdings, Inc. (Japan)	4,603	98,547
Progressive Corp. (The)	1,270	307,391
QBE Insurance Group Ltd. (Australia)	25,286	375,799
Sompo Holdings, Inc. (Japan)	5,640	166,644
Travelers Cos., Inc. (The)	1,002	260,760
		1,574,527
Publishing-0.06%
New York Times Co. (The), Class A	1,492	77,420
Rail Transportation-0.72%
Central Japan Railway Co. (Japan)	10,289	240,345
Tokyu Corp. (Japan)	7,447	83,999
Union Pacific Corp.	1,666	369,802
West Japan Railway Co. (Japan)	8,524	187,005
		881,151
Real Estate Operating Companies-0.07%
Hongkong Land Holdings Ltd. (Hong Kong)	13,914	84,051
Real Estate Services-0.08%
CBRE Group, Inc., Class A(b)	611	95,157
Regional Banks-0.13%
Citizens Financial Group, Inc.	1,774	84,655
Truist Financial Corp.	1,843	80,558
		165,213
Reinsurance-0.19%
SCOR SE (France)	2,472	80,767
Swiss Re AG	828	148,250
		229,017
Research & Consulting Services-0.34%
Thomson Reuters Corp. (Canada)	882	177,402
TransUnion	922	87,765
Verisk Analytics, Inc.	536	149,388
		414,555
Restaurants-0.92%
Aramark	1,963	83,545
Compass Group PLC (United Kingdom)	4,113	144,824
DoorDash, Inc., Class A(b)	798	199,700
McDonald’s Corp.	1,343	402,994
Starbucks Corp.	1,563	139,357
Yum China Holdings, Inc. (China)	1,775	82,857
Yum! Brands, Inc.	559	80,580
		1,133,857
	Shares	Value
Retail REITs-0.14%
Klepierre S.A. (France)	2,254	$86,292
Regency Centers Corp.	1,214	86,680
		172,972
Semiconductor Materials & Equipment-1.87%
Advantest Corp. (Japan)	1,392	92,754
Applied Materials, Inc.	2,196	395,412
ASML Holding N.V. (Netherlands)	857	595,708
KLA Corp.	490	430,725
Lam Research Corp.	4,554	431,901
SCREEN Holdings Co. Ltd. (Japan)	1,392	108,810
Teradyne, Inc.	924	99,265
Tokyo Electron Ltd. (Japan)	904	144,008
		2,298,583
Semiconductors-7.75%
Analog Devices, Inc.	1,984	445,666
ASE Technology Holding Co. Ltd. (Taiwan)	17,719	85,926
Broadcom, Inc.	1,981	581,820
Infineon Technologies AG (Germany)	4,114	162,085
Intel Corp.	4,407	87,259
MediaTek, Inc. (Taiwan)	3,220	145,816
Micron Technology, Inc.	3,339	364,418
Novatek Microelectronics Corp. (Taiwan)	4,886	77,217
NVIDIA Corp.	27,596	4,908,501
NXP Semiconductors N.V. (Netherlands)	368	78,667
QUALCOMM, Inc.	3,679	539,930
Realtek Semiconductor Corp. (Taiwan)	6,840	130,787
Renesas Electronics Corp. (Japan)	6,662	81,195
SK hynix, Inc. (South Korea)	1,629	315,726
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	6,004	1,450,687
United Microelectronics Corp. (Taiwan)	57,337	79,450
		9,535,150
Soft Drinks & Non-alcoholic Beverages-0.38%
Coca-Cola Co. (The)	2,844	193,079
PepsiCo, Inc.	1,983	273,496
		466,575
Specialized Finance-0.10%
Mitsubishi HC Capital, Inc. (Japan)	16,363	121,194
Specialty Chemicals-0.22%
DuPont de Nemours, Inc.	1,175	84,482
Ecolab, Inc.	413	108,107
Evonik Industries AG (Germany)	4,115	81,956
		274,545
Steel-0.22%
Fortescue Ltd. (Australia)	9,207	104,365
Nucor Corp.	612	87,559
Steel Dynamics, Inc.	629	80,235
		272,159
Systems Software-5.43%
Fortinet, Inc.(b)	2,093	209,091
Microsoft Corp.	10,213	5,448,635
Oracle Corp.	2,215	562,101
Palo Alto Networks, Inc.(b)	757	131,415
ServiceNow, Inc.(b)	347	327,263
		6,678,505
Technology Distributors-0.07%
TD SYNNEX Corp.	606	87,500
See accompanying notes which are an integral part of this schedule.

Invesco Global Equity Net Zero ETF (IQSZ)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Technology Hardware, Storage & Peripherals-5.17%
Apple, Inc.	21,788	$4,522,535
Canon, Inc. (Japan)	3,135	89,223
Catcher Technology Co. Ltd. (Taiwan)	11,941	84,329
Compal Electronics, Inc. (Taiwan)	87,565	85,691
Dell Technologies, Inc., Class C	686	91,025
HP, Inc.	3,330	82,584
King Slide Works Co. Ltd. (Taiwan)	1,050	92,452
Lenovo Group Ltd. (China)	68,836	88,265
Lite-On Technology Corp. (Taiwan)	21,899	86,578
Pegatron Corp. (Taiwan)	32,318	86,036
Pure Storage, Inc., Class A(b)	1,472	87,613
Samsung Electronics Co. Ltd. (South Korea)	6,271	319,595
Samsung Electronics Co. Ltd., Preference Shares (South Korea)	2,246	92,478
Seagate Technology Holdings PLC	847	132,988
Western Digital Corp.	2,057	161,865
Xiaomi Corp., B Shares (China)(b)(c)	37,740	253,913
		6,357,170
Trading Companies & Distributors-0.63%
Fastenal Co.	2,335	107,714
Marubeni Corp. (Japan)	6,760	138,683
Mitsubishi Corp. (Japan)	9,505	187,851
Sumitomo Corp. (Japan)	8,851	226,688
Toyota Tsusho Corp. (Japan)	5,193	119,256
		780,192
Transaction & Payment Processing Services-2.17%
Fidelity National Information Services, Inc.	1,810	143,732
	Shares	Value
Transaction & Payment Processing Services-(continued)
Global Payments, Inc.	1,666	$133,197
Mastercard, Inc., Class A	1,535	869,531
Nexi S.p.A. (Italy)(c)	14,108	80,797
PayPal Holdings, Inc.(b)	3,946	271,327
Toast, Inc., Class A(b)	3,242	158,339
Visa, Inc., Class A	2,910	1,005,318
		2,662,241
Water Utilities-0.07%
United Utilities Group PLC (United Kingdom)	5,780	86,459
Wireless Telecommunication Services-0.42%
KDDI Corp. (Japan)	13,105	215,510
MTN Group Ltd. (South Africa)	10,775	91,234
SoftBank Corp. (Japan)	147,781	213,952
		520,696
Total Common Stocks & Other Equity Interests (Cost $122,032,754)		122,999,814
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $89,313)	89,313	89,313
TOTAL INVESTMENTS IN SECURITIES-100.09% (Cost $122,122,067)		123,089,127
OTHER ASSETS LESS LIABILITIES-(0.09)%		(113,824)
NET ASSETS-100.00%		$122,975,303

Investment Abbreviations:
ADR	-American Depositary Receipt
CVA	-Dutch Certificates
PC	-Participation Certificate
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $1,629,074, which represented 1.32% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,500,649	$(1,411,336)	$-	$-	$89,313	$266

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco High Yield Bond Factor ETF (IHYF)
July 31, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.95%
Advertising-0.84%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)	$126,000	$94,613
Belo Corp., 7.25%, 09/15/2027	480,000	496,151
Stagwell Global LLC, 5.63%, 08/15/2029(b)	100,000	96,331
		687,095
Agricultural & Farm Machinery-0.32%
Titan International, Inc., 7.00%, 04/30/2028	260,000	260,060
Air Freight & Logistics-0.94%
Clue Opco LLC, 9.50%, 10/15/2031(b)(c)	86,000	91,274
Global Infrastructure Solutions, Inc., 7.50%, 04/15/2032(b)(c)	240,000	247,519
Rand Parent LLC, 8.50%, 02/15/2030(b)(c)	288,000	289,894
Star Leasing Co. LLC, 7.63%, 02/15/2030(b)	140,000	138,230
		766,917
Alternative Carriers-0.12%
Zayo Group Holdings, Inc., 4.00%, 03/01/2027, (Acquired 11/02/2022; Cost $90,486)(b)(d)	100,000	95,214
Aluminum-0.15%
Arsenal AIC Parent LLC, 11.50%, 10/01/2031(b)	65,000	72,369
Kaiser Aluminum Corp., 4.63%, 03/01/2028(b)	50,000	48,918
		121,287
Apparel Retail-0.68%
Foot Locker, Inc., 4.00%, 10/01/2029(b)	137,000	129,180
Gap, Inc. (The), 3.88%, 10/01/2031(b)	159,000	142,092
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)(c)	300,000	279,545
		550,817
Apparel, Accessories & Luxury Goods-0.33%
VF Corp., 2.95%, 04/23/2030(c)	320,000	271,586
Application Software-0.84%
Cloud Software Group, Inc., 9.00%, 09/30/2029(b)	100,000	103,559
Fair Isaac Corp., 4.00%, 06/15/2028(b)(c)	240,000	232,020
Open Text Holdings, Inc. (Canada), 4.13%, 02/15/2030(b)	140,000	131,365
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)(c)	220,000	220,228
		687,172
Asset Management & Custody Banks-0.60%
Prospect Capital Corp.
3.36% 11/15/2026	100,000	95,962
3.44% 10/15/2028(c)	430,000	388,688
		484,650
Automobile Manufacturers-1.45%
Nissan Motor Acceptance Corp., 2.75%, 03/09/2028(b)	110,000	102,046
	Principal Amount	Value
Automobile Manufacturers-(continued)
Nissan Motor Co. Ltd. (Japan)
4.35% 09/17/2027(b)	$200,000	$195,234
4.81% 09/17/2030(b)	400,000	367,945
Winnebago Industries, Inc., 6.25%, 07/15/2028(b)	520,000	518,130
		1,183,355
Automotive Parts & Equipment-3.17%
Adient Global Holdings Ltd., 7.00%, 04/15/2028(b)	440,000	450,703
ANGI Group LLC, 3.88%, 08/15/2028(b)	123,000	114,694
Dana, Inc., 5.38%, 11/15/2027	100,000	100,432
Forvia SE (France), 8.00%, 06/15/2030(b)(c)	400,000	417,129
IHO Verwaltungs GmbH (Germany), 7.75%, 11/15/2030(b)(e)	400,000	410,902
Kronos Acquisition Holdings, Inc. (Canada), 8.25%, 06/30/2031(b)	80,000	69,540
Tenneco, Inc., 8.00%, 11/17/2028(b)	200,000	198,658
United Rentals (North America), Inc.
3.88% 11/15/2027	144,000	140,381
4.88% 01/15/2028	97,000	96,479
ZF North America Capital, Inc. (Germany)
6.88% 04/14/2028(b)	150,000	149,822
7.13% 04/14/2030(b)	450,000	436,534
		2,585,274
Automotive Retail-0.62%
Advance Auto Parts, Inc.
5.95% 03/09/2028	120,000	120,644
3.50% 03/15/2032	100,000	85,507
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	45,000	43,313
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)(c)	250,000	253,191
		502,655
Broadcasting-1.65%
AMC Networks, Inc., 10.25%, 01/15/2029(b)(c)	400,000	410,898
Gray Media, Inc., 10.50%, 07/15/2029(b)	210,000	227,410
iHeartCommunications, Inc., 5.25%, 08/15/2027(b)	100,000	79,000
Liberty Interactive LLC, 8.25%, 02/01/2030	79,000	11,069
Paramount Global, 6.38%, 03/30/2062(c)(f)	380,000	374,729
Univision Communications, Inc., 8.50%, 07/31/2031(b)	200,000	203,299
Urban One, Inc., 7.38%, 02/01/2028(b)	67,000	39,224
		1,345,629
Broadline Retail-2.14%
GrubHub Holdings, Inc., 5.50%, 07/01/2027(b)(c)	190,000	186,224
Macy’s Retail Holdings LLC
5.88% 03/15/2030(b)	58,000	57,349
6.13% 03/15/2032(b)	150,000	143,852
6.70% 07/15/2034(b)	387,000	334,683
Nordstrom, Inc.
4.00% 03/15/2027	99,000	97,346
6.95% 03/15/2028	124,000	127,860
4.38% 04/01/2030	79,000	72,026
QVC, Inc., 4.38%, 09/01/2028	50,000	30,625
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Broadline Retail-(continued)
Rakuten Group, Inc. (Japan)
11.25% 02/15/2027(b)	$200,000	$217,071
9.75% 04/15/2029(b)	430,000	473,351
		1,740,387
Building Products-2.78%
Adams Homes, Inc., 9.25%, 10/15/2028(b)	66,000	68,601
Builders FirstSource, Inc., 4.25%, 02/01/2032(b)	140,000	129,323
James Hardie International Finance DAC, 5.00%, 01/15/2028(b)	400,000	397,287
JELD-WEN, Inc., 4.88%, 12/15/2027(b)(c)	360,000	341,853
MasterBrand, Inc., 7.00%, 07/15/2032(b)(c)	420,000	427,373
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(b)(c)	230,000	219,499
Specialty Building Products Holdings LLC/ SBP Finance Corp., 7.75%, 10/15/2029(b)	150,000	147,160
Standard Industries, Inc.
5.00% 02/15/2027(b)	89,000	89,010
4.75% 01/15/2028(b)	80,000	78,968
4.38% 07/15/2030(b)	108,000	102,319
3.38% 01/15/2031(b)	131,000	117,139
STL Holding Co. LLC, 8.75%, 02/15/2029(b)	140,000	145,818
		2,264,350
Cable & Satellite-6.14%
Cable One, Inc., 4.00%, 11/15/2030(b)	180,000	138,793
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13% 05/01/2027(b)(c)	509,000	505,151
5.00% 02/01/2028(b)	140,000	137,473
4.50% 05/01/2032(c)	395,000	358,701
4.25% 01/15/2034(b)	100,000	86,252
CSC Holdings LLC
11.75% 01/31/2029(b)	200,000	187,203
4.63% 12/01/2030(b)	200,000	93,745
Directv Financing LLC, 8.88%, 02/01/2030(b)(c)	350,000	341,145
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/2027(b)(c)	400,000	398,051
DISH DBS Corp.
5.25% 12/01/2026(b)	159,000	149,812
5.75% 12/01/2028(b)	160,000	143,129
DISH Network Corp., 11.75%, 11/15/2027(b)	207,000	215,761
EchoStar Corp.
10.75% 11/30/2029	200,000	210,911
6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(e)	100,000	94,855
Radiate Holdco LLC/Radiate Finance, Inc., 9.25%, 03/25/2030(b)(e)	33,200	23,277
Sirius XM Radio LLC
3.13% 09/01/2026(b)	100,000	97,836
5.00% 08/01/2027(b)(c)	250,000	247,477
4.00% 07/15/2028(b)	260,000	247,627
Telenet Finance Luxembourg Notes S.a.r.l. (Belgium), 5.50%, 03/01/2028(b)	600,000	595,404
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(b)	200,000	180,491
	Principal Amount	Value
Cable & Satellite-(continued)
Virgin Media Vendor Financing Notes IV DAC (United Kingdom), 5.00%, 07/15/2028(b)	$200,000	$194,138
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)(c)	400,000	352,187
		4,999,419
Casinos & Gaming-3.80%
Affinity Interactive, 6.88%, 12/15/2027(b)	187,000	103,185
Brightstar Lottery PLC, 6.25%, 01/15/2027(b)	400,000	404,325
Churchill Downs, Inc., 4.75%, 01/15/2028(b)	250,000	246,734
Great Canadian Gaming Corp. (Canada), 8.75%, 11/15/2029(b)	260,000	254,772
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)(c)	600,000	574,842
MGM Resorts International, 4.63%, 09/01/2026(c)	500,000	498,409
Studio City Finance Ltd. (Macau), 6.50%, 01/15/2028(b)	200,000	198,131
Voyager Parent LLC, 9.25%, 07/01/2032(b)(c)	300,000	317,541
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(b)	100,000	99,881
Wynn Macau Ltd. (Macau), 5.63%, 08/26/2028(b)(c)	400,000	395,886
		3,093,706
Commercial & Residential Mortgage Finance-0.06%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	49,000	47,818
Commercial Printing-0.90%
Deluxe Corp., 8.13%, 09/15/2029(b)(c)	450,000	463,831
R.R. Donnelley & Sons Co., 9.50%, 08/01/2029(b)	260,000	265,910
		729,741
Commodity Chemicals-0.27%
Methanex Corp. (Canada), 5.13%, 10/15/2027	220,000	219,067
Communications Equipment-0.69%
CommScope Technologies LLC, 5.00%, 03/15/2027(b)	50,000	49,008
Viasat, Inc., 5.63%, 04/15/2027(b)(c)	420,000	418,370
Viavi Solutions, Inc., 3.75%, 10/01/2029(b)	100,000	92,582
		559,960
Construction & Engineering-0.33%
Brand Industrial Services, Inc., 10.38%, 08/01/2030(b)	100,000	90,890
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (Canada)
6.25% 09/15/2027(b)	88,000	87,898
5.00% 06/15/2029(b)	100,000	93,220
		272,008
Construction Machinery & Heavy Transportation Equipment-1.29%
New Flyer Holdings, Inc. (Canada), 9.25%, 07/01/2030(b)	280,000	298,161
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Construction Machinery & Heavy Transportation Equipment-(continued)
Terex Corp.
5.00% 05/15/2029(b)	$200,000	$195,390
6.25% 10/15/2032(b)(c)	220,000	220,555
Wabash National Corp., 4.50%, 10/15/2028(b)(c)	380,000	340,599
		1,054,705
Construction Materials-0.63%
Smyrna Ready Mix Concrete LLC
6.00% 11/01/2028(b)	200,000	199,506
8.88% 11/15/2031(b)	300,000	315,995
		515,501
Consumer Electronics-0.23%
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	200,000	190,269
Consumer Finance-3.04%
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	330,000	341,183
goeasy Ltd. (Canada)
7.63% 07/01/2029(b)	140,000	144,277
6.88% 05/15/2030(b)	280,000	280,820
7.38% 10/01/2030(b)	120,000	122,471
Navient Corp.
5.00% 03/15/2027	116,000	114,813
11.50% 03/15/2031	240,000	270,247
5.63% 08/01/2033	422,000	380,629
OneMain Finance Corp., 6.63%, 01/15/2028(c)	280,000	286,887
PRA Group, Inc.
8.38% 02/01/2028(b)	300,000	307,173
8.88% 01/31/2030(b)	220,000	228,756
		2,477,256
Diversified Banks-0.84%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/2029(b)	330,000	340,306
Freedom Mortgage Corp.
12.00% 10/01/2028(b)	220,000	235,469
12.25% 10/01/2030(b)	100,000	110,706
		686,481
Diversified Chemicals-1.92%
Chemours Co. (The)
5.38% 05/15/2027	308,000	301,988
5.75% 11/15/2028(b)	160,000	147,072
4.63% 11/15/2029(b)	54,000	45,786
8.00% 01/15/2033(b)	100,000	93,107
INEOS Finance PLC (Luxembourg)
6.75% 05/15/2028(b)	400,000	394,298
7.50% 04/15/2029(b)	200,000	198,776
SNF Group SACA (France), 3.13%, 03/15/2027(b)	400,000	386,669
		1,567,696
Diversified Financial Services-3.52%
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(b)	200,000	199,623
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(b)(c)	290,000	269,665
eG Global Finance PLC (United Kingdom), 12.00%, 11/30/2028(b)	200,000	221,236
	Principal Amount	Value
Diversified Financial Services-(continued)
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029(b)	$150,000	$156,474
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)(c)	400,000	386,116
Midcap Financial Issuer Trust, 6.50%, 05/01/2028(b)	400,000	396,885
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	120,000	125,693
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63% 04/16/2029(b)	200,000	178,052
8.45% 07/27/2030(b)	200,000	199,311
4.63% 04/06/2031(b)	200,000	165,840
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(b)	197,000	197,148
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), 9.50%, 06/01/2028(b)	360,000	369,347
		2,865,390
Diversified Metals & Mining-1.34%
Algoma Steel, Inc. (Canada), 9.13%, 04/15/2029(b)	200,000	181,577
Mineral Resources Ltd. (Australia)
9.25% 10/01/2028(b)	321,000	335,895
8.50% 05/01/2030(b)	360,000	368,897
Perenti Finance Pty Ltd. (Australia), 7.50%, 04/26/2029(b)	200,000	206,914
		1,093,283
Diversified Real Estate Activities-0.06%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(b)	51,000	52,217
Diversified REITs-0.58%
Global Net Lease, Inc., 4.50%, 09/30/2028(b)	116,000	111,671
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	76,000	72,614
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 04/15/2028(b)(c)	300,000	291,302
		475,587
Diversified Support Services-1.38%
CPI CG, Inc., 10.00%, 07/15/2029(b)	150,000	156,029
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	295,000	292,221
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)(c)	307,000	297,406
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/2027(b)	100,000	96,521
Sabre GLBL, Inc.
11.25% 12/15/2027(b)	150,000	158,496
10.75% 11/15/2029(b)	18,000	18,607
11.13% 07/15/2030(b)	100,000	105,550
		1,124,830
Drug Retail-0.13%
Walgreens Boots Alliance, Inc., 8.13%, 08/15/2029	100,000	107,405
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Education Services-0.73%
Adtalem Global Education, Inc., 5.50%, 03/01/2028(b)	$475,000	$469,759
Grand Canyon University, 5.13%, 10/01/2028	125,000	120,953
		590,712
Electric Utilities-3.09%
Edison International, 7.88%, 06/15/2054(f)	200,000	192,201
Mallinckrodt International Finance S.A., 14.75%, 11/14/2028(b)	125,643	128,394
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(b)	250,000	242,570
PG&E Corp.
5.00% 07/01/2028	480,000	468,710
7.38% 03/15/2055(f)	310,000	299,919
Vistra Operations Co. LLC
5.63% 02/15/2027(b)	63,000	62,968
5.00% 07/31/2027(b)(c)	400,000	398,131
XPLR Infrastructure Operating Partners L.P.
4.50% 09/15/2027(b)(c)	390,000	377,977
7.25% 01/15/2029(b)	340,000	347,022
		2,517,892
Electrical Components & Equipment-0.76%
Atkore, Inc., 4.25%, 06/01/2031(b)	170,000	157,084
EnerSys, 4.38%, 12/15/2027(b)	200,000	196,694
Nissan Motor Acceptance Co. LLC, 6.95%, 09/15/2026(b)	260,000	264,103
		617,881
Electronic Components-0.38%
Imola Merger Corp., 4.75%, 05/15/2029(b)	100,000	97,103
Sensata Technologies, Inc.
4.38% 02/15/2030(b)	130,000	124,550
3.75% 02/15/2031(b)	100,000	91,336
		312,989
Fertilizers & Agricultural Chemicals-0.40%
Consolidated Energy Finance S.A. (Switzerland)
5.63% 10/15/2028(b)	167,000	140,678
12.00% 02/15/2031(b)	200,000	188,183
		328,861
Food Retail-0.59%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC
4.63% 01/15/2027(b)	228,000	226,410
5.88% 02/15/2028(b)	250,000	250,110
		476,520
Gas Utilities-0.13%
AmeriGas Partners L.P./AmeriGas Finance Corp., 9.38%, 06/01/2028(b)	100,000	103,081
Health Care Distributors-0.31%
Owens & Minor, Inc.
4.50% 03/31/2029(b)	60,000	51,943
6.63% 04/01/2030(b)	220,000	198,309
		250,252
	Principal Amount	Value
Health Care Equipment-0.43%
HAH Group Holding Co. LLC, 9.75%, 10/01/2031(b)	$100,000	$97,001
Varex Imaging Corp., 7.88%, 10/15/2027(b)(c)	250,000	254,734
		351,735
Health Care Facilities-0.32%
LifePoint Health, Inc.
9.88% 08/15/2030(b)	110,000	118,694
11.00% 10/15/2030(b)	130,000	143,045
		261,739
Health Care REITs-0.29%
MPT Operating Partnership L.P./MPT Finance Corp.
5.00% 10/15/2027(c)	148,000	135,911
4.63% 08/01/2029	131,000	99,704
		235,615
Health Care Services-2.21%
Avantor Funding, Inc., 4.63%, 07/15/2028(b)	100,000	97,837
Community Health Systems, Inc.
6.00% 01/15/2029(b)	160,000	152,214
5.25% 05/15/2030(b)	200,000	175,146
CVS Health Corp.
6.75% 12/10/2054(f)	300,000	300,998
7.00% 03/10/2055(c)(f)	400,000	412,536
DaVita, Inc., 4.63%, 06/01/2030(b)(c)	320,000	305,390
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	10,000	9,112
ModivCare, Inc., 5.00%, 10/01/2029(b)	115,000	5,175
MPH Acquisition Holdings LLC, 5.75%, 12/31/2030(b)	100,002	82,495
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(b)	260,000	258,608
		1,799,511
Health Care Technology-0.62%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	244,000	240,060
U.S. Acute Care Solutions LLC, 9.75%, 05/15/2029(b)	260,000	265,972
		506,032
Home Furnishings-0.40%
Somnigroup International, Inc.
4.00% 04/15/2029(b)	250,000	237,742
3.88% 10/15/2031(b)	100,000	90,443
		328,185
Homebuilding-1.10%
Beazer Homes USA, Inc., 5.88%, 10/15/2027	200,000	199,654
LGI Homes, Inc.
8.75% 12/15/2028(b)	380,000	398,790
4.00% 07/15/2029(b)	202,000	184,339
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	118,000	117,081
		899,864
Hotel & Resort REITs-0.70%
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	100,000	93,415
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Hotel & Resort REITs-(continued)
Service Properties Trust
4.95% 02/15/2027(c)	$429,000	$418,996
4.95% 10/01/2029	67,000	58,998
		571,409
Hotels, Resorts & Cruise Lines-0.79%
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028(c)	256,000	249,983
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	388,000	391,208
		641,191
Housewares & Specialties-0.76%
Newell Brands, Inc.
6.38% 09/15/2027	140,000	141,533
6.63% 05/15/2032	100,000	95,883
6.88% 04/01/2036	400,000	382,621
		620,037
Human Resource & Employment Services-0.58%
AMN Healthcare, Inc.
4.63% 10/01/2027(b)	150,000	146,794
4.00% 04/15/2029(b)(c)	350,000	321,762
		468,556
Independent Power Producers & Energy Traders-0.45%
AES Corp. (The), 6.95%, 07/15/2055(c)(f)	300,000	289,807
Calpine Corp., 4.50%, 02/15/2028(b)	80,000	79,180
		368,987
Industrial Machinery & Supplies & Components-0.19%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada), 9.00%, 02/15/2029(b)	150,000	154,978
Insurance Brokers-0.60%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75% 04/15/2028(b)	250,000	253,581
7.00% 01/15/2031(b)	100,000	102,913
HUB International Ltd., 7.38%, 01/31/2032(b)	130,000	135,444
		491,938
Integrated Telecommunication Services-1.69%
Altice France S.A. (France)
5.50% 01/15/2028(b)	200,000	178,750
5.13% 07/15/2029(b)	200,000	173,686
FIBERCOP S.p.A. (Italy), 7.20%, 07/18/2036(b)	400,000	398,080
Frontier Florida LLC, Series E, 6.86%, 02/01/2028	100,000	104,382
Frontier North, Inc., Series G, 6.73%, 02/15/2028	500,000	517,812
		1,372,710
Interactive Media & Services-0.95%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	37,000	24,096
Nexstar Media, Inc., 5.63%, 07/15/2027(b)	100,000	99,868
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	100,000	96,156
	Principal Amount	Value
Interactive Media & Services-(continued)
WarnerMedia Holdings, Inc.
4.05% 03/15/2029(c)	$300,000	$281,876
5.05% 03/15/2042	400,000	267,722
		769,718
Internet Services & Infrastructure-0.59%
Arches Buyer, Inc., 4.25%, 06/01/2028(b)(c)	300,000	289,224
Getty Images, Inc., 9.75%, 03/01/2027(b)	200,000	194,945
		484,169
Investment Banking & Brokerage-0.44%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	140,000	136,514
StoneX Group, Inc., 7.88%, 03/01/2031(b)	210,000	220,815
		357,329
IT Consulting & Other Services-0.53%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)	250,000	237,787
EquipmentShare.com, Inc., 9.00%, 05/15/2028(b)	180,000	189,932
		427,719
Leisure Facilities-0.12%
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 04/15/2027	100,000	99,932
Life & Health Insurance-0.51%
Constellation Insurance, Inc., 6.80%, 01/24/2030(b)	200,000	197,391
Genworth Holdings, Inc., 6.50%, 06/15/2034	220,000	219,102
		416,493
Life Sciences Tools & Services-0.55%
Charles River Laboratories International, Inc., 4.25%, 05/01/2028(b)	250,000	242,532
Fortrea Holdings, Inc., 7.50%, 07/01/2030(b)(c)	220,000	201,420
		443,952
Marine Transportation-0.55%
Seaspan Corp. (Hong Kong), 5.50%, 08/01/2029(b)	471,000	448,906
Metal, Glass & Plastic Containers-0.79%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	200,000	200,340
LABL, Inc., 5.88%, 11/01/2028(b)	200,000	177,799
Owens-Brockway Glass Container, Inc.
7.25% 05/15/2031(b)	160,000	161,998
7.38% 06/01/2032(b)	100,000	100,881
		641,018
Movies & Entertainment-0.09%
Live Nation Entertainment, Inc., 6.50%, 05/15/2027(b)	75,000	75,911
Multi-line Insurance-0.25%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	200,000	206,748
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Multi-Utilities-0.40%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(f)	$334,000	$324,578
Office REITs-1.36%
Brandywine Operating Partnership L.P.
3.95% 11/15/2027	100,000	96,629
8.30% 03/15/2028	200,000	212,395
8.88% 04/12/2029	230,000	246,837
Hudson Pacific Properties L.P., 3.95%, 11/01/2027	260,000	245,957
Hudson Pacific Properties, L.P., 5.95%, 02/15/2028	200,000	191,778
Office Properties Income Trust, 9.00%, 09/30/2029(b)	157,000	116,965
		1,110,561
Office Services & Supplies-0.28%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	171,000	151,753
Pitney Bowes, Inc., 7.25%, 03/15/2029(b)	75,000	75,434
		227,187
Oil & Gas Drilling-2.03%
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	307,000	311,010
Nabors Industries, Inc., 7.38%, 05/15/2027(b)(c)	257,000	259,611
Noble Finance II LLC, 8.00%, 04/15/2030(b)	330,000	336,878
Rockies Express Pipeline LLC, 6.88%, 04/15/2040(b)	214,000	215,591
Seadrill Finance Ltd. (Norway), 8.38%, 08/01/2030(b)	200,000	204,490
Transocean, Inc., 8.50%, 05/15/2031(b)	145,000	133,358
Valaris Ltd., 8.38%, 04/30/2030(b)	186,000	192,287
		1,653,225
Oil & Gas Equipment & Services-0.85%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	264,000	272,783
Oceaneering International, Inc., 6.00%, 02/01/2028	420,000	422,788
		695,571
Oil & Gas Exploration & Production-4.77%
Baytex Energy Corp. (Canada)
8.50% 04/30/2030(b)	200,000	203,702
7.38% 03/15/2032(b)	130,000	125,829
Civitas Resources, Inc.
8.38% 07/01/2028(b)(c)	220,000	226,507
8.63% 11/01/2030(b)	130,000	132,771
8.75% 07/01/2031(b)(c)	358,000	362,865
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	122,000	120,719
Crescent Energy Finance LLC
7.63% 04/01/2032(b)	130,000	127,147
7.38% 01/15/2033(b)	130,000	124,482
8.38% 01/15/2034(b)(c)	510,000	505,178
Hilcorp Energy I L.P./Hilcorp Finance Co.
5.75% 02/01/2029(b)	100,000	98,314
6.00% 04/15/2030(b)	75,000	73,828
6.25% 04/15/2032(b)	150,000	144,127
8.38% 11/01/2033(b)	200,000	208,895
6.88% 05/15/2034(b)	100,000	96,384
7.25% 02/15/2035(b)	220,000	214,603
	Principal Amount	Value
Oil & Gas Exploration & Production-(continued)
Kimmeridge Texas Gas LLC, 8.50%, 02/15/2030(b)	$120,000	$123,404
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/2029(b)	140,000	137,396
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(b)	140,000	136,795
Murphy Oil Corp., 5.88%, 12/01/2042	140,000	114,508
Saturn Oil & Gas, Inc. (Canada), 9.63%, 06/15/2029(b)	150,000	148,670
SM Energy Co., 7.00%, 08/01/2032(b)	120,000	118,928
Talos Production, Inc., 9.38%, 02/01/2031(b)(c)	245,000	250,063
Vital Energy, Inc., 7.75%, 07/31/2029(b)	100,000	91,084
		3,886,199
Oil & Gas Refining & Marketing-1.40%
CVR Energy, Inc., 8.50%, 01/15/2029(b)(c)	260,000	255,695
NuStar Logistics L.P., 5.63%, 04/28/2027	325,000	326,877
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/2028(c)	580,000	558,667
		1,141,239
Oil & Gas Storage & Transportation-2.28%
Buckeye Partners L.P., 3.95%, 12/01/2026	71,000	69,859
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 8.63%, 03/15/2029(b)	100,000	104,158
ITT Holdings LLC, 6.50%, 08/01/2029(b)	92,000	87,714
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/2029(b)(c)	280,000	277,355
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
6.00% 03/01/2027(b)	51,000	50,875
5.50% 01/15/2028(b)	115,000	114,063
7.38% 02/15/2029(b)	85,000	87,289
Venture Global LNG, Inc.
8.13% 06/01/2028(b)(c)	495,000	512,812
8.38% 06/01/2031(b)(c)	220,000	227,708
9.88% 02/01/2032(b)(c)	300,000	323,871
		1,855,704
Other Specialized REITs-0.44%
Iron Mountain, Inc., 4.88%, 09/15/2027(b)(c)	358,000	355,506
Other Specialty Retail-0.55%
Bath & Body Works, Inc., 6.69%, 01/15/2027	200,000	205,263
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)(c)	250,000	245,610
		450,873
Packaged Foods & Meats-0.83%
B&G Foods, Inc., 8.00%, 09/15/2028(b)	300,000	280,876
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028(b)	200,000	198,075
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031(b)	200,000	196,603
		675,554
Paper & Plastic Packaging Products & Materials-1.28%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	150,000	146,807
Clydesdale Acquisition Holdings, Inc., 6.88%, 01/15/2030(b)	150,000	153,582
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Paper & Plastic Packaging Products & Materials-(continued)
Mauser Packaging Solutions Holding Co.
7.88% 08/15/2026(b)	$110,000	$109,532
9.25% 04/15/2027(b)	58,000	57,461
Sealed Air Corp.
6.13% 02/01/2028(b)	45,000	45,458
6.88% 07/15/2033(b)(c)	351,000	375,503
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada), 9.50%, 05/15/2030(b)	150,000	153,719
		1,042,062
Paper Products-0.39%
Domtar Corp., 6.75%, 10/01/2028(b)	366,000	319,174
Passenger Airlines-1.52%
Air Canada (Canada), 3.88%, 08/15/2026(b)	58,000	57,425
Allegiant Travel Co., 7.25%, 08/15/2027(b)(c)	530,000	530,190
American Airlines, Inc., 7.25%, 02/15/2028(b)	130,000	132,777
Avianca Midco 2 PLC, 9.00%, 12/01/2028(b)	210,000	200,813
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(b)(c)	330,000	319,334
		1,240,539
Personal Care Products-0.23%
Edgewell Personal Care Co., 4.13%, 04/01/2029(b)	200,000	189,403
Pharmaceuticals-2.32%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	200,000	203,743
AdaptHealth LLC, 4.63%, 08/01/2029(b)	150,000	140,682
Bausch Health Cos., Inc.
4.88% 06/01/2028(b)	100,000	88,603
11.00% 09/30/2028(b)	100,000	102,845
Elanco Animal Health, Inc., 6.65%, 08/28/2028(c)	350,000	362,846
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	250,000	209,592
Organon & Co./Organon Foreign Debt Co-Issuer B.V.
4.13% 04/30/2028(b)(c)	400,000	378,870
6.75% 05/15/2034(b)(c)	400,000	377,691
P&L Development LLC/PLD Finance Corp., 3.50% PIK Rate, 9.00% Cash Rate, 05/15/2029(b)(e)	26,829	27,672
		1,892,544
Property & Casualty Insurance-0.15%
MBIA, Inc., 5.70%, 12/01/2034	140,000	122,247
Real Estate Development-0.18%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	136,000	145,885
Real Estate Services-0.70%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/2030(b)(c)	339,000	324,961
Newmark Group, Inc., 7.50%, 01/12/2029	230,000	244,318
		569,279
Regional Banks-0.12%
Veritiv Operating Co., 10.50%, 11/30/2030(b)	87,000	94,406
	Principal Amount	Value
Reinsurance-0.66%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 8.63%, 06/15/2029(b)	$200,000	$212,030
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(f)	335,000	327,993
		540,023
Research & Consulting Services-0.24%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)	200,000	191,342
Security & Alarm Services-1.16%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	100,000	98,617
CoreCivic, Inc., 4.75%, 10/15/2027	420,000	411,050
Garda World Security Corp. (Canada), 4.63%, 02/15/2027(b)	280,000	277,727
GEO Group, Inc. (The), 8.63%, 04/15/2029	150,000	159,370
		946,764
Semiconductors-0.20%
ams-OSRAM AG (Austria), 12.25%, 03/30/2029(b)	150,000	161,849
Specialized Consumer Services-0.46%
Sotheby’s, 7.38%, 10/15/2027(b)	200,000	196,969
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/2029(b)	200,000	180,901
		377,870
Specialty Chemicals-1.32%
Herens Holdco S.a.r.l. (Luxembourg), 4.75%, 05/15/2028(b)	200,000	174,557
Tronox, Inc., 4.63%, 03/15/2029(b)(c)	340,000	264,838
Wayfair LLC
7.25% 10/31/2029(b)	200,000	203,997
7.75% 09/15/2030(b)	130,000	133,561
WR Grace Holdings LLC
4.88% 06/15/2027(b)	220,000	219,035
5.63% 08/15/2029(b)	90,000	83,046
		1,079,034
Steel-0.96%
Cleveland-Cliffs, Inc.
4.63% 03/01/2029(b)	250,000	235,859
6.88% 11/01/2029(b)	130,000	130,179
6.75% 04/15/2030(b)	130,000	129,478
7.50% 09/15/2031(b)	80,000	79,932
7.00% 03/15/2032(b)	90,000	87,918
7.38% 05/01/2033(b)	120,000	116,935
		780,301
Systems Software-0.21%
Gen Digital, Inc., 6.75%, 09/30/2027(b)	52,000	52,903
McAfee Corp., 7.38%, 02/15/2030(b)	129,000	119,745
		172,648
Technology Hardware, Storage & Peripherals-0.68%
Xerox Corp., 10.25%, 10/15/2030(b)	540,000	555,805
Telecom Tower REITs-0.29%
SBA Communications Corp., 3.13%, 02/01/2029(c)	250,000	233,227
Tires & Rubber-0.53%
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	430,000	428,439
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Trading Companies & Distributors-1.02%
Herc Holdings, Inc.
5.50% 07/15/2027(b)	$420,000	$418,622
7.00% 06/15/2030(b)	200,000	206,832
7.25% 06/15/2033(b)	200,000	207,250
		832,704
Transaction & Payment Processing Services-0.32%
NCR Atleos Corp., 9.50%, 04/01/2029(b)	241,000	261,303
Water Utilities-0.15%
S&S Holdings LLC, 8.38%, 10/01/2031(b)	130,000	124,715
Total U.S. Dollar Denominated Bonds & Notes (Cost $78,367,830)		78,999,117
U.S. Treasury Securities-0.20%
U.S. Treasury Bills-0.20%
3.96%–4.15%, 05/14/2026(c)(g)(h) (Cost $165,609)	171,000	165,567
	Shares
Common Stocks & Other Equity Interests-0.00%
Oil & Gas Exploration & Production-0.00%
Endo Guc Trust(i)(j)	2,630	0
Pharmaceuticals-0.00%
Endo, Inc.(i)	43	920
Total Common Stocks & Other Equity Interests (Cost $2,303)		920
	Shares	Value
Money Market Funds-1.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(k)(l) (Cost $814,891)	814,891	$814,891
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.15% (Cost $79,350,633)		79,980,495
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.68%
Invesco Private Government Fund, 4.32%(k)(l)(m)	5,355,783	5,355,783
Invesco Private Prime Fund, 4.46%(k)(l)(m)	13,937,180	13,939,967
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,295,750)		19,295,750
TOTAL INVESTMENTS IN SECURITIES-121.83% (Cost $98,646,383)		99,276,245
OTHER ASSETS LESS LIABILITIES-(21.83)%		(17,787,165)
NET ASSETS-100.00%		$81,489,080

Investment Abbreviations:
PIK	-Pay-in-Kind
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $62,015,614, which represented 76.10% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)	Restricted security. The value of this security at July 31, 2025 represented less than 1% of the Fund’s Net Assets.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	$121,978 was pledged as collateral to cover margin requirements for open futures contracts.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	Non-income producing security.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$513,041	$7,230,639	$(6,928,789)	$-	$-	$814,891	$9,751
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
July 31, 2025
(Unaudited)
	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,579,801	$18,082,406	$(16,306,424)	$-	$-	$5,355,783	$97,729 *
Invesco Private Prime Fund	8,691,255	37,486,043	(32,236,773)	648	(1,206)	13,939,967	263,796 *
Total	$12,784,097	$62,799,088	$(55,471,986)	$648	$(1,206)	$20,110,641	$371,276

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(l)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(m)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	33	September-2025	$3,665,062	$23,551	$23,551
U.S. Treasury 5 Year Notes	52	September-2025	5,624,937	3,695	3,695
U.S. Treasury Long Bond	1	September-2025	114,188	155	155
U.S. Treasury Ultra Bonds	1	September-2025	117,313	3,240	3,240
Subtotal—Long Futures Contracts				30,641	30,641
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	51	September-2025	(10,556,203)	15,435	15,435
U.S. Treasury 10 Year Ultra Notes	1	September-2025	(113,078)	(80)	(80)
Subtotal—Short Futures Contracts				15,355	15,355
Total Futures Contracts				$45,996	$45,996
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco High Yield Select ETF (HIYS)
July 31, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-92.60%
Advertising-1.12%
Clear Channel Outdoor Holdings, Inc.
5.13% 08/15/2027(b)	$49,000	$48,964
7.13% 02/15/2031(b)	20,000	19,985
7.50% 03/15/2033(b)	20,000	19,981
		88,930
Aerospace & Defense-1.47%
TransDigm, Inc.
6.38% 03/01/2029(b)	87,000	89,149
6.00% 01/15/2033(b)	27,000	27,157
		116,306
Alternative Carriers-0.62%
Lumen Technologies, Inc., 10.00%, 10/15/2032(b)	8,000	8,100
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)	39,000	40,857
		48,957
Application Software-1.59%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	43,000	40,306
Cloud Software Group, Inc.
6.50% 03/31/2029(b)	30,000	30,317
8.25% 06/30/2032(b)	12,000	12,787
SS&C Technologies, Inc.
5.50% 09/30/2027(b)	26,000	26,027
6.50% 06/01/2032(b)	16,000	16,467
		125,904
Asset Management & Custody Banks-0.10%
Osaic Holdings, Inc.
6.75% 08/01/2032(b)	4,000	4,051
8.00% 08/01/2033(b)	4,000	4,068
		8,119
Automobile Manufacturers-1.04%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	90,000	82,311
Automotive Parts & Equipment-2.78%
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	56,000	57,773
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	44,000	46,593
Forvia SE (France), 8.00%, 06/15/2030(b)(c)	32,000	33,370
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)(c)	41,000	40,007
PHINIA, Inc.
6.75% 04/15/2029(b)	11,000	11,334
6.63% 10/15/2032(b)	30,000	30,588
		219,665
Automotive Retail-3.46%
Carvana Co., 14.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(d)	38,000	45,217
Group 1 Automotive, Inc.
4.00% 08/15/2028(b)(c)	44,000	42,452
6.38% 01/15/2030(b)	41,000	41,838
LCM Investments Holdings II LLC
4.88% 05/01/2029(b)	22,000	21,397
8.25% 08/01/2031(b)	40,000	42,322
	Principal Amount	Value
Automotive Retail-(continued)
Lithia Motors, Inc.
4.63% 12/15/2027(b)	$39,000	$38,490
4.38% 01/15/2031(b)(c)	44,000	41,418
		273,134
Broadcasting-0.45%
Gray Media, Inc., 9.63%, 07/15/2032(b)	12,000	12,114
Univision Communications, Inc.
7.38% 06/30/2030(b)	8,000	7,964
9.38% 08/01/2032(b)	15,000	15,574
		35,652
Broadline Retail-1.02%
Macy’s Retail Holdings LLC
7.38% 08/01/2033(b)	40,000	40,203
6.70% 07/15/2034(b)	47,000	40,646
		80,849
Building Products-0.49%
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	39,000	38,754
Cable & Satellite-3.03%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38% 06/01/2029(b)	6,000	5,897
4.75% 02/01/2032(b)(c)	50,000	46,266
4.50% 05/01/2032	51,000	46,314
4.50% 06/01/2033(b)	52,000	46,223
4.25% 01/15/2034(b)	54,000	46,576
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88% 08/15/2027(b)	20,000	19,903
10.00% 02/15/2031(b)	21,000	20,268
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	8,000	8,165
		239,612
Casinos & Gaming-2.43%
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	200,000	185,055
Voyager Parent LLC, 9.25%, 07/01/2032(b)	7,000	7,409
		192,464
Commercial & Residential Mortgage Finance-2.23%
Nationstar Mortgage Holdings, Inc.
6.50% 08/01/2029(b)	30,000	30,707
7.13% 02/01/2032(b)	44,000	45,982
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	22,000	21,090
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	39,000	39,568
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	38,000	38,778
		176,125
Construction & Engineering-0.50%
AECOM, 6.00%, 08/01/2033(b)	39,000	39,343
Consumer Finance-4.04%
EZCORP, Inc., 7.38%, 04/01/2032(b)	74,000	77,253
FirstCash, Inc., 6.88%, 03/01/2032(b)	56,000	57,476
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	56,000	57,898
Navient Corp.
5.00% 03/15/2027	31,000	30,683
9.38% 07/25/2030	15,000	16,406
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Select ETF (HIYS)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Consumer Finance-(continued)
OneMain Finance Corp.
6.63% 05/15/2029	$10,000	$10,225
4.00% 09/15/2030(c)	23,000	21,132
6.75% 03/15/2032	22,000	22,351
7.13% 09/15/2032	25,000	25,797
		319,221
Diversified Financial Services-3.13%
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	20,000	20,474
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	87,000	89,846
Jane Street Group/JSG Finance, Inc.
6.13% 11/01/2032(b)	24,000	23,830
6.75% 05/01/2033(b)	53,000	54,275
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	56,000	58,657
		247,082
Diversified Metals & Mining-0.24%
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	19,000	19,132
Diversified REITs-1.16%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	54,000	51,594
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC
10.50% 02/15/2028(b)	32,000	33,842
8.63% 06/15/2032(b)	6,000	6,092
		91,528
Diversified Support Services-1.13%
RB Global Holdings, Inc. (Canada)
6.75% 03/15/2028(b)	60,000	61,493
7.75% 03/15/2031(b)	15,000	15,739
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	25,000	12,250
		89,482
Drug Retail-0.10%
Walgreens Boots Alliance, Inc.
4.80% 11/18/2044	4,000	3,920
4.10% 04/15/2050	5,000	4,287
		8,207
Electric Utilities-2.71%
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(e)	58,000	58,583
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	50,000	50,544
Vistra Operations Co. LLC
5.00% 07/31/2027(b)	48,000	47,776
7.75% 10/15/2031(b)	54,000	57,195
		214,098
Electrical Components & Equipment-1.29%
EnerSys
4.38% 12/15/2027(b)	39,000	38,355
6.63% 01/15/2032(b)	24,000	24,694
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/2028(b)	38,000	39,179
		102,228
	Principal Amount	Value
Electronic Components-0.57%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	$49,000	$44,755
Electronic Manufacturing Services-0.79%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	61,000	62,272
Environmental & Facilities Services-1.76%
GFL Environmental, Inc.
4.00% 08/01/2028(b)	97,000	94,092
3.50% 09/01/2028(b)	47,000	45,343
		139,435
Gold-1.08%
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	83,000	85,254
Health Care Facilities-1.80%
Select Medical Corp., 6.25%, 12/01/2032(b)(c)	44,000	43,940
Tenet Healthcare Corp.
6.13% 10/01/2028	22,000	22,015
6.75% 05/15/2031(c)	74,000	76,199
		142,154
Health Care REITs-0.60%
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(f)	41,000	39,984
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	7,000	7,280
		47,264
Health Care Services-1.23%
Community Health Systems, Inc.
5.63% 03/15/2027(b)	20,000	20,044
5.25% 05/15/2030(b)	16,000	14,012
4.75% 02/15/2031(b)	29,000	24,292
DaVita, Inc.
6.88% 09/01/2032(b)	18,000	18,519
6.75% 07/15/2033(b)	20,000	20,643
		97,510
Health Care Supplies-0.74%
Medline Borrower L.P.
3.88% 04/01/2029(b)	21,000	20,040
5.25% 10/01/2029(b)	39,000	38,263
		58,303
Homebuilding-0.57%
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)	46,000	45,458
Hotel & Resort REITs-1.16%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033(b)	39,000	39,968
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)(c)	43,000	40,169
Service Properties Trust, 8.88%, 06/15/2032	11,000	11,512
		91,649
Hotels, Resorts & Cruise Lines-2.71%
Carnival Corp.
5.75% 03/01/2027(b)	2,000	2,021
6.13% 02/15/2033(b)	94,000	95,726
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Select ETF (HIYS)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Hotels, Resorts & Cruise Lines-(continued)
Hilton Domestic Operating Co., Inc., 5.88%, 03/15/2033(b)	$77,000	$77,637
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033(b)	38,000	38,651
		214,035
Household Appliances-0.49%
Whirlpool Corp., 4.75%, 02/26/2029	40,000	39,103
Housewares & Specialties-0.76%
Newell Brands, Inc.
6.63% 09/15/2029	19,000	18,951
6.38% 05/15/2030	42,000	40,805
		59,756
Independent Power Producers & Energy Traders-2.10%
Calpine Corp., 5.13%, 03/15/2028(b)	59,000	58,754
Vistra Corp.
8.00% (b)(e)(g)	24,000	24,516
Series C, 8.88% (b)(e)(g)	76,000	82,557
		165,827
Industrial Machinery & Supplies & Components-2.32%
Enpro, Inc., 6.13%, 06/01/2033(b)	78,000	78,887
ESAB Corp., 6.25%, 04/15/2029(b)	57,000	58,311
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	48,000	46,219
		183,417
Insurance Brokers-1.58%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	66,000	67,923
HUB International Ltd., 7.25%, 06/15/2030(b)	55,000	57,368
		125,291
Integrated Telecommunication Services-4.67%
Iliad Holding S.A.S.U. (France), 8.50%, 04/15/2031(b)	200,000	214,690
Level 3 Financing, Inc.
11.00% 11/15/2029(b)	15,202	17,255
6.88% 06/30/2033(b)	39,000	39,549
Telecom Italia Capital S.A. (Italy)
6.38% 11/15/2033	48,000	49,736
7.72% 06/04/2038	44,000	47,497
		368,727
Interactive Media & Services-0.97%
WarnerMedia Holdings, Inc.
4.05% 03/15/2029	20,000	18,792
4.28% 03/15/2032(c)	38,000	31,934
5.05% 03/15/2042	28,000	18,740
5.14% 03/15/2052	12,000	7,427
		76,893
Internet Services & Infrastructure-0.20%
CoreWeave, Inc.
9.25% 06/01/2030(b)	8,000	8,046
9.00% 02/01/2031(b)	8,000	7,976
		16,022
Leisure Facilities-0.51%
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	40,000	40,245
Marine Transportation-0.48%
Viking Cruises Ltd., 7.00%, 02/15/2029(b)	38,000	38,316
	Principal Amount	Value
Metal, Glass & Plastic Containers-3.18%
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	$200,000	$200,340
LABL, Inc., 8.63%, 10/01/2031(b)	5,000	4,159
OI European Group B.V., 4.75%, 02/15/2030(b)(c)	49,000	46,480
		250,979
Movies & Entertainment-1.06%
Starz Capital Holdings 1, Inc., 5.50%, 04/15/2029(b)	49,000	45,815
WMG Acquisition Corp., 3.75%, 12/01/2029(b)	40,000	37,591
		83,406
Multi-line Insurance-0.75%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	57,000	58,923
Multi-Utilities-0.49%
CenterPoint Energy, Inc., 6.70%, 05/15/2055(c)(e)	38,000	38,589
Oil & Gas Drilling-0.49%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	38,000	38,740
Oil & Gas Equipment & Services-0.52%
Tidewater, Inc., 9.13%, 07/15/2030(b)	39,000	40,932
Oil & Gas Exploration & Production-2.61%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	37,000	38,799
Civitas Resources, Inc.
8.75% 07/01/2031(b)	19,000	19,258
9.63% 06/15/2033(b)	19,000	19,559
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	45,000	44,527
Hilcorp Energy I L.P./Hilcorp Finance Co., 8.38%, 11/01/2033(b)	37,000	38,646
Kimmeridge Texas Gas LLC, 8.50%, 02/15/2030(b)	44,000	45,248
		206,037
Oil & Gas Refining & Marketing-0.74%
Sunoco L.P., 6.25%, 07/01/2033(b)	58,000	58,785
Oil & Gas Storage & Transportation-6.42%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	44,000	45,269
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.38%, 06/30/2033(b)	40,000	39,566
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	38,000	39,805
Genesis Energy L.P./Genesis Energy Finance Corp.
7.88% 05/15/2032	20,000	20,702
8.00% 05/15/2033	37,000	38,396
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	40,000	40,649
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	41,000	41,778
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	38,000	39,395
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	44,000	45,185
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Select ETF (HIYS)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
Venture Global LNG, Inc.
9.88% 02/01/2032(b)	$54,000	$58,297
9.00% (b)(e)(g)	39,000	39,045
Venture Global Plaquemines LNG LLC
6.50% 01/15/2034(b)	15,000	15,441
6.75% 01/15/2036(b)	43,000	44,261
		507,789
Other Specialized REITs-1.08%
Iron Mountain, Inc.
4.50% 02/15/2031(b)	49,000	46,387
6.25% 01/15/2033(b)	38,000	38,675
		85,062
Other Specialty Retail-0.08%
SGUS LLC, 11.00%, 12/15/2029(b)	7,000	6,610
Packaged Foods & Meats-0.63%
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(b)(c)	53,000	49,567
Paper & Plastic Packaging Products & Materials-0.99%
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(b)	38,000	38,949
Sealed Air Corp.
5.00% 04/15/2029(b)	20,000	19,744
6.88% 07/15/2033(b)	18,000	19,257
		77,950
Passenger Airlines-0.73%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	58,000	58,017
Pharmaceuticals-1.74%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	30,000	30,561
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(b)	45,000	45,730
Bausch Health Cos., Inc., 11.00%, 09/30/2028(b)	12,000	12,341
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)(c)	42,000	44,734
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	5,000	4,192
		137,558
Real Estate Development-1.11%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	42,000	45,053
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	40,000	42,327
		87,380
Reinsurance-0.59%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(e)	48,000	46,996
Security & Alarm Services-0.60%
Brink’s Co. (The), 6.75%, 06/15/2032(b)	46,000	47,428
Specialized Consumer Services-0.81%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	68,000	63,702
	Principal Amount		Value
Specialized Finance-0.54%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)		$5,000	$4,156
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)		37,000	38,408
			42,564
Specialty Chemicals-0.49%
Celanese US Holdings LLC, 7.20%, 11/15/2033		37,000	38,660
Steel-0.52%
Cleveland-Cliffs, Inc.
5.88% 06/01/2027		9,000	9,013
7.00% 03/15/2032(b)(c)		33,000	32,237
			41,250
Technology Hardware, Storage & Peripherals-0.09%
Xerox Holdings Corp.
5.50% 08/15/2028(b)		5,000	3,319
8.88% 11/30/2029(b)(c)		6,000	3,937
			7,256
Telecom Tower REITs-0.50%
SBA Communications Corp., 3.13%, 02/01/2029		42,000	39,182
Trading Companies & Distributors-0.98%
Aircastle Ltd., 5.25%(b)(e)(g)		78,000	77,655
Transaction & Payment Processing Services-0.46%
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032(b)		35,000	36,179
Wireless Telecommunication Services-1.18%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(e)		101,000	93,172
Total U.S. Dollar Denominated Bonds & Notes (Cost $7,152,443)			7,319,157
Non-U.S. Dollar Denominated Bonds & Notes-5.80%(h)
Cable & Satellite-1.47%
Sunrise FinCo I B.V. (Netherlands), 4.63%, 05/15/2032(b)	EUR	100,000	116,047
Metal, Glass & Plastic Containers-1.48%
Ball Corp., 4.25%, 07/01/2032	EUR	100,000	117,157
Specialized Consumer Services-1.45%
Allwyn Entertainment Financing (UK) PLC (Czech Republic), 4.13%, 02/15/2031(b)	EUR	100,000	114,169
Wireless Telecommunication Services-1.40%
VMED O2 UK Financing I PLC (United Kingdom), 3.25%, 01/31/2031(b)	EUR	100,000	110,704
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $436,025)			458,077
	Shares
Money Market Funds-2.33%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.24%(i)(j) (Cost $184,129)		184,129	184,129
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.73% (Cost $7,772,597)			7,961,363
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Select ETF (HIYS)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.86%
Invesco Private Government Fund, 4.32%(i)(j)(k)	172,015	$172,015
Invesco Private Prime Fund, 4.46%(i)(j)(k)	449,099	449,189
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $621,213)		621,204
TOTAL INVESTMENTS IN SECURITIES-108.59% (Cost $8,393,810)		8,582,567
OTHER ASSETS LESS LIABILITIES-(8.59)%		(678,997)
NET ASSETS-100.00%		$7,903,570

Investment Abbreviations:
ETF	-Exchange-Traded Fund
EUR	-Euro
PIK	-Pay-in-Kind
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $6,759,954, which represented 85.53% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(g)	Perpetual bond with no specified maturity date.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Invesco Senior Loan ETF	$-	$715,640	$(704,100)	$-	$(11,540)	$-	$8,063
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	100,914	2,362,109	(2,463,023)	-	-	-	2,458
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	4,036,028	(3,851,899)	-	-	184,129	4,331
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	619,935	2,549,252	(2,997,172)	-	-	172,015	7,813 *
Invesco Private Prime Fund	1,611,942	5,584,989	(6,747,681)	8	(69)	449,189	21,283 *
Total	$2,332,791	$15,248,018	$(16,763,875)	$8	$(11,609)	$805,333	$43,948

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Select ETF (HIYS)—(continued)
July 31, 2025
(Unaudited)
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
10/31/2025	Citibank N.A.	EUR	279,000	USD	328,689	$7,377

Abbreviations:
EUR	-Euro
USD	-U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International Growth Focus ETF (MTRA)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Canada-4.99%
Dollarama, Inc.	1,092	$149,581
Shopify, Inc., Class A(a)	790	96,546
		246,127
China-6.34%
Alibaba Group Holding Ltd., ADR	1,142	137,759
Tencent Holdings Ltd.	2,500	175,031
		312,790
France-16.13%
Airbus SE	463	93,362
Dassault Systemes SE	2,189	72,123
EssilorLuxottica S.A.	178	53,085
Hermes International S.C.A.	56	137,349
L’Oreal S.A.	120	53,254
LVMH Moet Hennessy Louis Vuitton SE	161	86,680
Sartorius Stedim Biotech	565	113,236
Schneider Electric SE	365	94,737
Societe Generale S.A.	1,435	91,863
		795,689
Germany-5.96%
SAP SE	418	119,881
Siemens AG	681	173,962
		293,843
India-5.36%
ICICI Bank Ltd., ADR	3,103	104,571
Reliance Industries Ltd., GDR(b)	2,540	159,885
		264,456
Ireland-1.49%
Accenture PLC, Class A	275	73,453
Italy-3.47%
FinecoBank Banca Fineco S.p.A.	3,997	85,362
Ryanair Holdings PLC	2,916	85,990
		171,352
Japan-5.49%
Hitachi Ltd.	3,000	91,988
Keyence Corp.	200	72,493
Mitsubishi UFJ Financial Group, Inc.	7,700	106,342
		270,823
Netherlands-5.56%
ASML Holding N.V.	169	117,473
Universal Music Group N.V.	5,432	156,721
		274,194
	Shares	Value
Sweden-5.46%
Atlas Copco AB, Class A	6,492	$99,161
Epiroc AB, Class A	4,315	88,089
Svenska Handelsbanken AB, Class A	6,703	81,918
		269,168
Switzerland-5.77%
Lonza Group AG	180	125,485
Sika AG	378	89,222
Straumann Holding AG	573	69,832
		284,539
Taiwan-4.40%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	899	217,215
United Kingdom-14.51%
AstraZeneca PLC	1,137	166,218
BAE Systems PLC	6,485	155,053
Compass Group PLC	3,525	124,120
ConvaTec Group PLC(b)	24,200	74,713
RELX PLC	1,898	98,824
Rightmove PLC	8,967	96,965
		715,893
United States-14.85%
Booking Holdings, Inc.	13	71,553
EPAM Systems, Inc.(a)	675	106,454
Experian PLC	2,367	124,974
Ferguson Enterprises, Inc.	657	146,597
Illumina, Inc.(a)	973	99,937
ResMed, Inc.	672	182,744
		732,259
Total Common Stocks & Other Equity Interests (Cost $4,982,652)		4,921,801
Money Market Funds-0.15%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.24%(c)(d) (Cost $7,039)	7,039	7,039
TOTAL INVESTMENTS IN SECURITIES-99.93% (Cost $4,989,691)		4,928,840
OTHER ASSETS LESS LIABILITIES-0.07%		3,685
NET ASSETS-100.00%		$4,932,525

Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $234,598, which represented 4.76% of the Fund’s Net Assets.

(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended July 31, 2025.

See accompanying notes which are an integral part of this schedule.

Invesco International Growth Focus ETF (MTRA)—(continued)
July 31, 2025
(Unaudited)

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$3,908,022	$(3,900,983)	$-	$-	$7,039	$521

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI EAFE Income Advantage ETF (EFAA)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-77.74%
Australia-5.85%
ANZ Group Holdings Ltd.	20,248	$398,079
APA Group(a)	8,891	47,908
Aristocrat Leisure Ltd.	3,853	172,848
ASX Ltd.	1,327	59,593
BHP Group Ltd.	34,624	876,070
BlueScope Steel Ltd.	2,990	45,414
Brambles Ltd.	9,355	143,394
CAR Group Ltd.	2,566	62,572
Cochlear Ltd.	447	91,427
Coles Group Ltd.	9,146	121,997
Commonwealth Bank of Australia	11,404	1,297,109
Computershare Ltd.	3,597	97,010
CSL Ltd.	3,302	572,261
Evolution Mining Ltd.	13,645	61,869
Fortescue Ltd.	11,556	130,992
Glencore PLC(b)	69,869	280,980
Goodman Group	13,860	310,467
Insurance Australia Group Ltd.	16,138	90,759
James Hardie Industries PLC, CDI(a)(b)	3,940	103,608
Lottery Corp. Ltd. (The)	15,192	52,790
Macquarie Group Ltd.	2,468	342,420
Medibank Pvt. Ltd.	18,795	61,544
National Australia Bank Ltd.(a)	20,869	518,866
Northern Star Resources Ltd.	9,253	92,103
Origin Energy Ltd.	11,755	88,066
Pro Medicus Ltd.	391	80,444
Qantas Airways Ltd.	5,061	35,165
QBE Insurance Group Ltd.	10,272	152,662
REA Group Ltd.	364	55,552
Reece Ltd.	1,605	13,923
Rio Tinto Ltd.	2,529	180,193
Rio Tinto PLC	7,696	459,307
Santos Ltd.	22,162	111,725
Scentre Group	35,498	85,114
SGH Ltd.	1,397	45,777
Sigma Healthcare Ltd.	31,464	58,226
Sonic Healthcare Ltd.	3,110	55,022
South32 Ltd.	30,826	57,753
Stockland	16,292	57,868
Suncorp Group Ltd.	7,388	99,219
Telstra Group Ltd.	27,599	88,124
Transurban Group	21,182	187,807
Vicinity Ltd.	26,428	41,689
Washington H Soul Pattinson & Co. Ltd.(a)	1,608	41,854
Wesfarmers Ltd.	7,747	424,549
Westpac Banking Corp.	23,325	504,530
WiseTech Global Ltd.	1,367	103,730
Woodside Energy Group Ltd.	12,958	219,690
Woolworths Group Ltd.	8,337	168,622
		9,448,691
Austria-0.20%
Erste Group Bank AG	2,103	192,871
Mondi PLC	3,008	40,746
OMV AG	1,008	51,487
Verbund AG	463	34,576
		319,680
Belgium-0.63%
Ageas S.A./N.V.	1,019	69,488
Anheuser-Busch InBev S.A./N.V.	6,735	388,350
D’Ieteren Group	146	28,924
	Shares	Value
Belgium-(continued)
Elia Group S.A./N.V.	334	$38,648
Groupe Bruxelles Lambert N.V.	567	47,540
KBC Group N.V.	1,563	163,506
Lotus Bakeries N.V.	3	25,438
Sofina S.A.	106	32,555
Syensqo S.A.	504	40,062
UCB S.A.	859	185,102
		1,019,613
Brazil-0.03%
Yara International ASA	1,130	41,957
Chile-0.04%
Antofagasta PLC	2,692	66,525
China-0.14%
BOC Hong Kong (Holdings) Ltd.	25,443	114,246
SITC International Holdings Co. Ltd.	8,481	27,421
Wharf (Holdings) Ltd. (The)(a)	7,195	20,463
Wilmar International Ltd.	13,064	29,592
Yangzijiang Shipbuilding Holdings Ltd.	17,556	34,463
		226,185
Denmark-1.49%
A.P. Moller - Maersk A/S, Class A	18	35,432
A.P. Moller - Maersk A/S, Class B	27	53,489
Carlsberg A/S, Class B	650	81,294
Coloplast A/S, Class B	857	78,522
Danske Bank A/S	4,704	187,213
Demant A/S(b)	630	23,946
DSV A/S	1,397	314,050
Genmab A/S(b)	432	93,307
Novo Nordisk A/S, Class B	21,976	1,025,336
Novonesis (Novozymes) B, Class B	2,400	155,772
Orsted A/S(a)(b)(c)	1,149	54,328
Pandora A/S	562	93,081
Rockwool A/S	660	29,014
Tryg A/S	2,313	55,973
Vestas Wind Systems A/S	6,888	126,165
		2,406,922
Finland-0.82%
Elisa OYJ	966	49,849
Fortum OYJ	3,064	56,376
Kesko OYJ, Class B(a)	1,861	40,594
Kone OYJ, Class B	2,318	142,763
Metso OYJ(a)	4,236	53,357
Neste OYJ	2,883	45,635
Nokia OYJ	35,910	146,775
Nordea Bank Abp	21,409	313,313
Orion OYJ, Class B	755	60,622
Sampo OYJ	16,521	177,852
Stora Enso OYJ, Class R(a)	3,969	40,959
UPM-Kymmene OYJ	3,644	94,722
Wartsila OYJ Abp	3,430	95,044
		1,317,861
France-8.10%
Accor S.A.	1,333	67,760
Aeroports de Paris S.A.	211	25,685
Air Liquide S.A.	3,944	778,207
Airbus SE	4,053	817,269
Alstom S.A.(b)	2,364	55,614
Amundi S.A.(c)	433	32,093
Arkema S.A.	393	26,803
See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
France-(continued)
AXA S.A.	12,090	$588,926
bioMerieux	275	39,464
BNP Paribas S.A.	6,943	634,909
Bollore SE	4,822	27,895
Bouygues S.A.	1,287	53,150
Bureau Veritas S.A.	2,170	67,024
Capgemini SE	1,108	165,439
Carrefour S.A.	3,704	53,238
Cie de Saint-Gobain S.A.	3,067	352,870
Cie Generale des Etablissements Michelin S.C.A.	4,573	163,169
Covivio S.A.	391	25,388
Credit Agricole S.A.	7,262	134,046
Danone S.A.	4,409	361,878
Dassault Aviation S.A.	133	41,532
Dassault Systemes SE	4,565	150,406
Edenred SE	1,654	47,374
Eiffage S.A.	465	62,603
ENGIE S.A.	12,462	280,946
EssilorLuxottica S.A.	2,028	604,805
Eurazeo SE	273	16,067
FDJ United	697	21,805
Gecina S.A.(b)	321	31,638
Getlink SE	2,061	37,488
Hermes International S.C.A.	213	522,419
Ipsen S.A.	264	31,199
Kering S.A.	509	125,350
Klepierre S.A.	1,467	56,163
Legrand S.A.	1,791	265,320
L’Oreal S.A.	1,640	727,803
LVMH Moet Hennessy Louis Vuitton SE	1,874	1,008,939
Orange S.A.	12,707	193,855
Pernod Ricard S.A.	1,373	141,516
Publicis Groupe S.A.	1,559	142,882
Renault S.A.	1,308	48,539
Rexel S.A.	1,528	46,319
Safran S.A.	2,455	811,916
Sartorius Stedim Biotech	202	40,484
Schneider Electric SE	3,726	967,095
Societe Generale S.A.	4,919	314,895
Sodexo S.A.	600	35,789
STMicroelectronics N.V.	4,620	117,757
Teleperformance SE	370	36,178
Thales S.A.	634	171,043
TotalEnergies SE	13,921	830,250
Unibail-Rodamco-Westfield	835	81,182
Veolia Environnement S.A.	4,290	145,811
Vinci S.A.	3,379	470,751
		13,098,946
Germany-8.00%
adidas AG	1,165	223,319
Allianz SE	2,631	1,042,766
BASF SE	6,092	299,442
Bayer AG	6,702	209,056
Bayerische Motoren Werke AG	1,980	188,953
Bayerische Motoren Werke AG, Preference Shares	392	34,371
Beiersdorf AG	681	84,871
Brenntag SE	837	52,079
Commerzbank AG	6,053	221,376
Continental AG	756	64,760
Covestro AG(b)(c)	1,287	88,923
	Shares	Value
Germany-(continued)
CTS Eventim AG & Co. KGaA	434	$49,153
Daimler Truck Holding AG	3,247	158,415
Deutsche Bank AG	12,632	417,276
Deutsche Boerse AG	1,285	372,955
Deutsche Lufthansa AG	4,084	35,122
Deutsche Post AG	6,550	294,339
Deutsche Telekom AG	23,785	855,575
Dr. Ing. h.c. F. Porsche AG, Preference Shares(a)(c)	787	40,023
E.ON SE	15,323	280,362
Evonik Industries AG	1,746	34,774
Fresenius Medical Care AG	1,498	76,204
Fresenius SE & Co. KGaA	2,883	138,012
GEA Group AG	1,000	72,041
Hannover Rueck SE	408	124,128
Heidelberg Materials AG	911	210,780
Henkel AG & Co. KGaA	709	50,565
Henkel AG & Co. KGaA, Preference Shares	1,153	89,110
Infineon Technologies AG	8,913	351,159
Knorr-Bremse AG	495	49,549
LEG Immobilien SE	509	40,520
Mercedes-Benz Group AG	4,930	279,958
Merck KGaA	884	110,811
MTU Aero Engines AG	370	160,071
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	911	598,156
Nemetschek SE	400	59,772
Porsche Automobil Holding SE, Preference Shares	1,042	41,943
Rational AG	37	28,646
Rheinmetall AG	306	607,505
RWE AG	4,313	177,461
SAP SE	7,116	2,040,836
Sartorius AG, Preference Shares	181	38,657
Scout24 SE(c)	512	68,625
Siemens AG	5,180	1,323,237
Siemens Energy AG, Class A(b)	4,629	537,513
Siemens Healthineers AG(c)	2,306	124,572
Symrise AG	905	82,277
Talanx AG	435	57,827
Volkswagen AG, Preference Shares	1,408	147,661
Vonovia SE	5,056	157,377
Zalando SE(b)(c)	1,532	44,801
		12,937,684
Hong Kong-1.62%
AIA Group Ltd.	72,811	678,902
CK Asset Holdings Ltd.	13,279	60,847
CK Hutchison Holdings Ltd.	18,210	118,529
CK Infrastructure Holdings Ltd.(a)	4,194	29,538
CLP Holdings Ltd.	11,421	99,132
Futu Holdings Ltd., ADR	392	60,243
Hang Seng Bank Ltd.	5,208	75,863
Henderson Land Development Co. Ltd.	9,757	34,142
HKT Trust & HKT Ltd.	26,466	41,673
Hong Kong & China Gas Co. Ltd. (The)	75,406	67,305
Hong Kong Exchanges & Clearing Ltd.	8,247	446,318
Hongkong Land Holdings Ltd.	7,497	45,287
Jardine Matheson Holdings Ltd.	1,078	58,537
Link REIT	17,835	99,372
MTR Corp. Ltd.	10,822	38,930
Power Assets Holdings Ltd.	9,679	63,728
Prudential PLC	17,779	226,009
See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Hong Kong-(continued)
Sino Land Co. Ltd.	22,635	$26,091
Sun Hung Kai Properties Ltd.	10,204	121,198
Swire Pacific Ltd., Class A(a)	2,239	20,239
Techtronic Industries Co. Ltd.	10,163	121,526
WH Group Ltd.	57,455	57,520
Wharf Real Estate Investment Co. Ltd.(a)	11,008	34,948
		2,625,877
Ireland-0.33%
AerCap Holdings N.V.	1,256	134,706
AIB Group PLC	14,302	113,155
Bank of Ireland Group PLC	6,714	90,299
Kerry Group PLC, Class A	1,127	104,407
Kingspan Group PLC	1,053	87,647
		530,214
Israel-0.63%
Azrieli Group Ltd.	320	31,484
Bank Hapoalim B.M.	8,989	168,810
Bank Leumi le-Israel B.M.	10,641	197,124
Check Point Software Technologies Ltd.(b)	590	109,858
Elbit Systems Ltd.	190	87,777
ICL Group Ltd.	5,459	34,057
Israel Discount Bank Ltd., Class A	8,779	84,077
Mizrahi Tefahot Bank Ltd.	1,077	66,625
Nice Ltd.(b)	448	70,037
Teva Pharmaceutical Industries Ltd., ADR(b)	7,816	120,757
Wix.com Ltd.(b)	362	49,243
		1,019,849
Italy-2.57%
Assicurazioni Generali S.p.A.	5,883	220,115
Banca Mediolanum S.p.A.	1,525	26,978
Banco BPM S.p.A.	7,744	99,050
BPER Banca S.p.A.(a)	9,959	98,290
Coca-Cola HBC AG(b)	1,482	77,180
Davide Campari-Milano N.V.(a)	4,193	28,966
DiaSorin S.p.A.	145	14,218
Enel S.p.A.	55,501	490,861
Eni S.p.A.(a)	15,010	256,933
Ferrari N.V.	857	376,904
FinecoBank Banca Fineco S.p.A.	4,170	89,057
Infrastrutture Wireless Italiane S.p.A.(a)(c)	1,906	22,600
Intesa Sanpaolo S.p.A.	103,268	624,044
Leonardo S.p.A.	2,761	149,264
Mediobanca Banca di Credito Finanziario S.p.A.	3,410	75,296
Moncler S.p.A.	1,595	85,315
Nexi S.p.A.(c)	3,352	19,197
Poste Italiane S.p.A.(c)	3,123	67,670
Prysmian S.p.A.	1,919	153,708
Recordati Industria Chimica e Farmaceutica S.p.A.	783	45,040
Ryanair Holdings PLC	5,792	170,800
Snam S.p.A.	13,759	79,971
Telecom Italia S.p.A.(b)	70,627	32,551
Terna S.p.A.	9,605	93,210
UniCredit S.p.A.	9,526	702,922
Unipol Assicurazioni S.p.A.	2,447	49,225
		4,149,365
Japan-16.80%
Advantest Corp.	5,179	345,097
AEON Co. Ltd.	5,010	160,358
	Shares	Value
Japan-(continued)
AGC, Inc.	1,300	$39,202
Aisin Corp.(a)	3,599	49,839
Ajinomoto Co., Inc.	6,187	164,018
ANA Holdings, Inc.(a)	1,030	19,138
Asahi Group Holdings Ltd.	9,806	124,652
Asahi Kasei Corp.	8,532	59,484
ASICS Corp.	4,447	104,758
Astellas Pharma, Inc.	12,376	128,582
Bandai Namco Holdings, Inc.	4,047	131,133
Bridgestone Corp.	3,838	155,563
Canon, Inc.(a)	6,339	180,409
Capcom Co. Ltd.	2,340	59,687
Central Japan Railway Co.	5,222	121,983
Chiba Bank Ltd. (The)(a)	3,741	34,939
Chubu Electric Power Co., Inc.	4,368	53,532
Chugai Pharmaceutical Co. Ltd.	4,614	221,629
Concordia Financial Group Ltd.	7,139	47,436
Dai Nippon Printing Co. Ltd.	2,713	41,863
Daifuku Co. Ltd.	2,178	55,250
Dai-ichi Life Holdings, Inc.	23,955	189,920
Daiichi Sankyo Co. Ltd.	11,689	287,335
Daikin Industries Ltd.	1,843	227,067
Daito Trust Construction Co. Ltd.	432	44,317
Daiwa House Industry Co. Ltd.	3,847	127,443
Daiwa Securities Group, Inc.	9,071	63,279
Denso Corp.	12,843	174,600
Dentsu Group, Inc.(a)	1,303	25,748
Disco Corp.	643	190,409
East Japan Railway Co.	6,187	132,882
Eisai Co. Ltd.	1,812	50,921
ENEOS Holdings, Inc.	18,574	97,686
FANUC Corp.	6,402	178,573
Fast Retailing Co. Ltd.	1,302	397,954
Fuji Electric Co. Ltd.	953	47,478
FUJIFILM Holdings Corp.	7,579	157,524
Fujikura Ltd.	1,740	118,355
Fujitsu Ltd.	12,016	262,286
Hankyu Hanshin Holdings, Inc.	1,519	39,668
Hikari Tsushin, Inc.	113	30,443
Hitachi Ltd.	31,173	955,847
Honda Motor Co. Ltd.	28,755	298,301
Hoshizaki Corp.	755	25,906
Hoya Corp.	2,349	296,957
Hulic Co. Ltd.	3,155	30,152
Idemitsu Kosan Co. Ltd.	5,568	35,867
IHI Corp.	960	107,119
Inpex Corp.	5,976	85,263
Isuzu Motors Ltd.(a)	3,691	47,400
ITOCHU Corp.	8,061	423,677
Japan Airlines Co. Ltd.	966	19,221
Japan Exchange Group, Inc.	6,720	65,804
Japan Post Bank Co. Ltd.	12,322	137,808
Japan Post Holdings Co. Ltd.	12,168	112,912
Japan Post Insurance Co. Ltd.(a)	1,276	32,738
Japan Tobacco, Inc.(a)	8,138	232,889
JFE Holdings, Inc.(a)	3,958	45,899
Kajima Corp.	2,725	68,401
Kansai Electric Power Co., Inc. (The)	6,434	77,406
Kao Corp.	3,203	144,416
Kawasaki Kisen Kaisha Ltd.(a)	2,425	34,327
KDDI Corp.	20,948	344,487
Keyence Corp.	1,331	482,440
See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
Kikkoman Corp.	4,579	$40,308
Kirin Holdings Co. Ltd.	5,342	70,538
Kobe Bussan Co. Ltd.	1,075	28,685
Komatsu Ltd.	6,147	198,445
Konami Group Corp.	678	92,231
Kubota Corp.	6,688	75,153
Kyocera Corp.	8,746	103,450
Kyowa Kirin Co. Ltd.	1,665	28,479
Lasertec Corp.	532	53,707
LY Corp.	19,520	71,493
M3, Inc.	2,995	36,910
Makita Corp.	1,626	50,440
Marubeni Corp.	9,597	196,885
MatsukiyoCocokara & Co.	2,227	45,823
MEIJI Holdings Co. Ltd.	1,630	33,027
MINEBEA MITSUMI, Inc.	2,460	38,795
Mitsubishi Chemical Group Corp.	9,203	50,228
Mitsubishi Corp.	23,336	461,198
Mitsubishi Electric Corp.	12,986	292,676
Mitsubishi Estate Co. Ltd.	7,286	136,688
Mitsubishi HC Capital, Inc.(a)	5,955	44,106
Mitsubishi Heavy Industries Ltd.	21,873	523,307
Mitsubishi UFJ Financial Group, Inc.	78,072	1,078,229
Mitsui & Co. Ltd.	16,785	342,379
Mitsui Fudosan Co. Ltd.	18,007	161,278
Mitsui OSK Lines Ltd.(a)	2,337	78,711
Mizuho Financial Group, Inc.	16,319	479,633
MonotaRO Co. Ltd.	1,694	30,226
MS&AD Insurance Group Holdings, Inc.	8,747	187,268
Murata Manufacturing Co. Ltd.	11,358	169,396
NEC Corp.	8,368	240,782
Nexon Co. Ltd.	2,243	41,126
Nidec Corp.	5,648	108,584
Nintendo Co. Ltd.	7,482	626,605
Nippon Building Fund, Inc.	54	49,636
Nippon Paint Holdings Co. Ltd.	6,420	54,536
Nippon Sanso Holdings Corp.	1,201	42,594
Nippon Steel Corp.	6,590	127,168
Nippon Yusen K.K.	2,955	103,841
Nissan Motor Co. Ltd.(a)(b)	15,190	32,273
Nissin Foods Holdings Co. Ltd.	1,302	24,747
Nitori Holdings Co. Ltd.(a)	532	45,145
Nitto Denko Corp.	4,764	98,786
Nomura Holdings, Inc.	20,484	135,598
Nomura Research Institute Ltd.	2,562	101,585
NTT DATA Group Corp.	1,927	50,354
NTT, Inc.	203,963	206,392
Obayashi Corp.	4,380	64,627
OBIC Co. Ltd.	2,182	77,842
Olympus Corp.	7,677	91,903
Omron Corp.	1,164	30,063
Ono Pharmaceutical Co. Ltd.	2,571	28,809
Oriental Land Co. Ltd.	7,361	151,874
ORIX Corp.	7,935	178,606
Osaka Gas Co. Ltd.	2,453	62,190
Otsuka Corp.	1,519	28,839
Otsuka Holdings Co. Ltd.	3,021	144,120
Pan Pacific International Holdings Corp.	2,563	85,922
Panasonic Holdings Corp.	15,905	150,755
Rakuten Group, Inc.(b)	10,250	51,967
Recruit Holdings Co. Ltd.	9,558	568,237
Renesas Electronics Corp.	11,431	139,318
	Shares	Value
Japan-(continued)
Resona Holdings, Inc.	14,276	$130,232
Ricoh Co. Ltd.	3,618	31,789
Sanrio Co. Ltd.	1,172	48,187
SBI Holdings, Inc.	1,808	67,299
SCREEN Holdings Co. Ltd.	532	41,585
SCSK Corp.	1,077	33,579
SECOM Co. Ltd.	2,881	103,676
Sekisui Chemical Co. Ltd.	2,564	44,563
Sekisui House Ltd.(a)	4,058	85,297
Seven & i Holdings Co. Ltd.	15,104	199,523
SG Holdings Co. Ltd.(a)	2,248	24,991
Shimadzu Corp.	1,597	35,424
Shimano, Inc.	530	58,097
Shin-Etsu Chemical Co. Ltd.	12,151	350,377
Shionogi & Co. Ltd.	5,193	87,025
Shiseido Co. Ltd.	2,688	43,783
SMC Corp.	402	140,169
SoftBank Corp.	195,263	282,695
SoftBank Group Corp.	6,498	497,186
Sompo Holdings, Inc.	6,073	179,438
Sony Group Corp.	41,904	1,009,973
Subaru Corp.	4,009	73,898
Sumitomo Corp.	7,470	191,319
Sumitomo Electric Industries Ltd.	4,917	122,261
Sumitomo Metal Mining Co. Ltd.(a)	1,635	36,035
Sumitomo Mitsui Financial Group, Inc.	25,131	635,255
Sumitomo Mitsui Trust Group, Inc.	4,372	114,843
Sumitomo Realty & Development Co. Ltd.	2,060	75,403
Suntory Beverage & Food Ltd.	964	29,168
Suzuki Motor Corp.	10,671	117,486
Sysmex Corp.	3,415	55,592
T&D Holdings, Inc.	3,330	81,479
Taisei Corp.	1,068	63,989
Takeda Pharmaceutical Co. Ltd.	10,805	297,413
TDK Corp.	13,199	161,129
Terumo Corp.	9,037	153,553
TIS, Inc.	1,418	45,329
Toho Co. Ltd.	756	47,795
Tokio Marine Holdings, Inc.	12,541	504,578
Tokyo Electron Ltd.	3,075	489,851
Tokyo Gas Co. Ltd.	2,215	74,328
Tokyo Metro Co. Ltd.	1,932	20,860
Tokyu Corp.	3,363	37,933
TOPPAN Holdings, Inc.	1,628	43,961
Toray Industries, Inc.	9,493	65,062
Toyota Industries Corp.	1,143	122,472
Toyota Motor Corp.	64,629	1,151,925
Toyota Tsusho Corp.	4,377	100,517
Trend Micro, Inc.	892	54,503
Unicharm Corp.	7,640	52,954
West Japan Railway Co.	3,023	66,320
Yakult Honsha Co. Ltd.	1,696	27,340
Yamaha Motor Co. Ltd.(a)	6,309	45,724
Yokogawa Electric Corp.	1,519	40,570
Zensho Holdings Co. Ltd.	644	33,958
ZOZO, Inc.	2,753	27,308
		27,149,192
Luxembourg-0.12%
ArcelorMittal S.A.	3,202	100,119
See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Luxembourg-(continued)
CVC Capital Partners PLC(c)	1,492	$28,694
Eurofins Scientific SE	809	62,138
		190,951
Macau-0.06%
Galaxy Entertainment Group Ltd.(a)	13,585	66,249
Sands China Ltd.	15,685	37,970
		104,219
Netherlands-3.44%
ABN AMRO Bank N.V., CVA(c)	3,129	90,720
Adyen N.V.(b)(c)	173	297,592
Aegon Ltd.	9,027	64,701
Akzo Nobel N.V.	1,174	73,945
argenx SE(b)	408	274,830
ASM International N.V.	320	155,353
ASML Holding N.V.(a)	2,684	1,865,671
ASR Nederland N.V.	1,009	67,219
BE Semiconductor Industries N.V.(a)	557	75,478
Euronext N.V.(c)	532	86,004
EXOR N.V.	601	58,092
Heineken Holding N.V.	886	59,973
Heineken N.V.	1,969	155,004
IMCD N.V.	399	43,863
ING Groep N.V.	21,481	502,094
JDE Peet’s N.V.	1,164	34,620
Koninklijke Ahold Delhaize N.V.	6,221	246,429
Koninklijke KPN N.V.	26,538	118,907
Koninklijke Philips N.V.	5,670	148,509
NN Group N.V.	1,839	124,194
Prosus N.V.(b)	8,916	510,829
Randstad N.V.	755	35,990
Universal Music Group N.V.	7,497	216,299
Wolters Kluwer N.V.	1,624	253,695
		5,560,011
New Zealand-0.23%
Auckland International Airport Ltd.(a)	11,478	51,030
Contact Energy Ltd.	5,469	29,373
Fisher & Paykel Healthcare Corp. Ltd.	3,997	86,788
Infratil Ltd.	6,268	42,889
Meridian Energy Ltd.(a)	9,195	30,978
Xero Ltd.(b)	1,114	128,528
		369,586
Norway-0.45%
Aker BP ASA	2,160	52,191
DNB Bank ASA	6,109	155,236
Equinor ASA	5,717	147,501
Gjensidige Forsikring ASA	1,398	36,934
Kongsberg Gruppen ASA	2,993	89,833
Mowi ASA	3,174	59,384
Norsk Hydro ASA	9,581	57,036
Orkla ASA	4,777	50,456
SalMar ASA	435	17,695
Telenor ASA	4,200	64,715
		730,981
Poland-0.01%
InPost S.A.(b)	1,592	22,933
Portugal-0.12%
EDP S.A.	21,417	92,844
	Shares	Value
Portugal-(continued)
Galp Energia SGPS S.A.	2,844	$54,466
Jeronimo Martins SGPS S.A.	1,931	47,212
		194,522
Singapore-1.35%
CapitaLand Ascendas REIT	25,504	54,652
CapitaLand Integrated Commercial Trust	39,462	66,684
CapitaLand Investment Ltd.(a)	15,962	34,023
DBS Group Holdings Ltd.	14,503	532,756
Genting Singapore Ltd.	42,904	24,221
Grab Holdings Ltd., Class A(b)	16,168	79,062
Keppel Ltd.	9,955	64,728
Oversea-Chinese Banking Corp. Ltd.	23,076	299,288
Sea Ltd., ADR(b)	2,608	408,543
Sembcorp Industries Ltd.	6,097	36,283
Singapore Airlines Ltd.	10,128	52,943
Singapore Exchange Ltd.	5,887	72,243
Singapore Technologies Engineering Ltd.	10,677	71,885
Singapore Telecommunications Ltd.	50,667	151,117
United Overseas Bank Ltd.	8,642	240,293
		2,188,721
South Africa-0.13%
Anglo American PLC	7,636	215,302
South Korea-0.03%
Delivery Hero SE(b)(c)	1,332	39,870
Spain-2.59%
Acciona S.A.(a)	170	32,701
ACS Actividades de Construccion y Servicios S.A.	1,250	86,494
Aena S.M.E. S.A.(c)	5,120	138,277
Amadeus IT Group S.A.	3,075	247,628
Banco Bilbao Vizcaya Argentaria S.A.	39,333	657,932
Banco de Sabadell S.A.	36,713	135,902
Banco Santander S.A.	103,251	889,612
Bankinter S.A.	4,595	65,783
CaixaBank S.A.	26,928	254,091
Cellnex Telecom S.A.(c)	3,372	119,346
EDP Renovaveis S.A.	2,176	25,623
Endesa S.A.	2,170	63,072
Grifols S.A.(b)	2,034	30,396
Iberdrola S.A.	44,166	778,559
Industria de Diseno Textil S.A.	7,444	356,622
Redeia Corp. S.A.	2,768	53,818
Repsol S.A.	7,898	120,099
Telefonica S.A.	25,114	129,989
		4,185,944
Sweden-2.79%
Addtech AB, Class B	1,777	59,920
Alfa Laval AB	1,977	86,155
Assa Abloy AB, Class B	6,844	227,153
Atlas Copco AB, Class A	18,328	279,948
Atlas Copco AB, Class B	10,652	144,590
Beijer Ref AB(a)	2,567	43,222
Boliden AB(b)	1,866	57,289
Epiroc AB, Class A	4,497	91,804
Epiroc AB, Class B	2,657	47,773
EQT AB	2,545	85,321
Essity AB, Class B	4,105	101,525
Evolution AB(c)	1,011	90,211
Fastighets AB Balder, Class B(a)(b)	4,702	31,844
H & M Hennes & Mauritz AB, Class B	3,863	52,198
See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Sweden-(continued)
Hexagon AB, Class B	14,170	$156,171
Holmen AB, Class B(a)	530	19,758
Industrivarden AB, Class A	814	30,207
Industrivarden AB, Class C	1,078	39,930
Indutrade AB	1,862	45,354
Investment AB Latour, Class B	1,010	25,862
Investor AB, Class B	11,811	343,310
L E Lundbergforetagen AB, Class B	530	25,930
Lifco AB, Class B	1,608	57,452
NIBE Industrier AB, Class B(a)	10,327	47,797
Saab AB, Class B	2,185	119,210
Sagax AB, Class B	1,522	32,311
Sandvik AB	7,273	177,994
Securitas AB, Class B	3,350	49,869
Skandinaviska Enskilda Banken AB, Class A	10,831	190,033
Skanska AB, Class B	2,362	55,263
SKF AB, Class B	2,362	55,183
Spotify Technology S.A.(b)	1,045	654,734
Svenska Cellulosa AB S.C.A., Class B(a)	4,138	52,052
Svenska Handelsbanken AB, Class A	9,953	121,637
Swedbank AB, Class A	5,791	154,668
Swedish Orphan Biovitrum AB, Class B(b)	1,335	36,819
Tele2 AB, Class B	3,769	58,426
Telefonaktiebolaget LM Ericsson, Class B	18,955	138,097
Telia Co. AB(a)	16,101	57,036
Trelleborg AB, Class B	1,381	50,330
Volvo AB, Class B	10,841	312,291
		4,506,677
Switzerland-5.78%
ABB Ltd.	10,791	704,806
Avolta AG(b)	597	31,042
Baloise Holding AG	278	66,643
Banque Cantonale Vaudoise(a)	209	24,192
Barry Callebaut AG(a)	23	28,016
BKW AG	144	32,159
Chocoladefabriken Lindt & Spruengli AG, PC	13	191,285
Cie Financiere Richemont S.A.	3,667	598,882
DSM-Firmenich AG	1,271	122,476
EMS-Chemie Holding AG	50	39,349
Galderma Group AG, Class A	891	137,353
Geberit AG	230	176,246
Givaudan S.A.	63	263,427
Helvetia Holding AG	254	61,097
Julius Baer Group Ltd.	1,407	95,227
Kuehne + Nagel International AG, Class R	328	66,889
Logitech International S.A., Class R	1,036	96,089
Lonza Group AG	493	343,690
Nestle S.A.	17,853	1,560,327
Partners Group Holding AG	151	203,039
Roche Holding AG	4,789	1,494,886
Roche Holding AG, BR	211	70,140
Sandoz Group AG	2,848	162,914
Schindler Holding AG	146	51,219
Schindler Holding AG, PC	275	99,474
SGS S.A.	1,097	111,497
SIG Group AG(a)(b)	2,084	33,725
Sika AG	1,038	245,007
Sonova Holding AG, Class A	339	92,301
Straumann Holding AG	763	92,987
Swatch Group AG (The), BR	200	35,380
Swiss Life Holding AG	196	203,067
Swiss Prime Site AG(a)	531	73,460
	Shares	Value
Switzerland-(continued)
Swisscom AG	177	$123,016
Temenos AG	394	35,250
UBS Group AG	22,412	833,125
VAT Group AG(c)	185	64,801
Zurich Insurance Group AG	999	681,593
		9,346,076
United Kingdom-10.06%
3i Group PLC	6,640	363,566
Admiral Group PLC	1,780	80,400
Ashtead Group PLC	2,944	197,095
Associated British Foods PLC	2,239	64,964
AstraZeneca PLC	10,567	1,544,790
Auto Trader Group PLC(c)	6,060	67,038
Aviva PLC	20,798	178,062
BAE Systems PLC	20,539	491,076
Barclays PLC	97,452	477,321
Barratt Redrow PLC	9,411	46,439
British American Tobacco PLC	13,499	724,720
BT Group PLC	40,707	111,400
Bunzl PLC	2,255	67,060
Centrica PLC	34,653	75,481
Coca-Cola Europacific Partners PLC	1,568	151,971
Compass Group PLC	11,581	407,783
Croda International PLC	904	31,177
DCC PLC	676	42,425
Diageo PLC	15,188	368,873
Entain PLC	4,142	55,736
Haleon PLC	61,493	289,033
Halma PLC	2,587	110,920
Hikma Pharmaceuticals PLC	1,135	29,397
HSBC Holdings PLC	120,427	1,470,159
Imperial Brands PLC	5,330	208,185
Informa PLC	9,076	103,997
InterContinental Hotels Group PLC	1,011	116,543
International Consolidated Airlines Group S.A.	8,469	42,582
Intertek Group PLC	1,100	71,668
J Sainsbury PLC	11,768	47,152
JD Sports Fashion PLC	18,407	20,704
Kingfisher PLC	12,375	44,093
Land Securities Group PLC	4,822	36,746
Legal & General Group PLC	40,214	136,325
Lloyds Banking Group PLC	409,850	421,139
London Stock Exchange Group PLC	3,249	396,847
M&G PLC	15,566	53,686
Marks & Spencer Group PLC	13,998	64,419
Melrose Industries PLC	8,776	59,374
National Grid PLC	33,385	470,088
NatWest Group PLC	55,045	382,881
Next PLC	797	129,634
Pearson PLC	4,094	58,011
Phoenix Group Holdings PLC	4,787	41,948
Reckitt Benckiser Group PLC	4,645	348,835
RELX PLC	12,587	655,372
Rentokil Initial PLC	17,226	86,107
Rolls-Royce Holdings PLC	57,768	821,577
Sage Group PLC (The)	6,691	107,655
Schroders PLC	4,939	25,439
Segro PLC	8,774	74,931
Severn Trent PLC	1,846	64,867
Shell PLC	40,789	1,468,674
Smith & Nephew PLC	5,666	86,770
See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Smiths Group PLC	2,288	$71,018
Spirax Group PLC	504	42,205
SSE PLC	7,527	184,881
Standard Chartered PLC	13,756	247,108
Tesco PLC	46,000	258,976
Unilever PLC	17,047	991,098
United Utilities Group PLC	4,651	69,571
Vodafone Group PLC	135,915	147,660
Whitbread PLC	1,206	48,545
Wise PLC, Class A(b)	4,548	60,881
WPP PLC	7,364	39,953
		16,255,031
United States-3.33%
Alcon AG	3,409	298,934
Amrize Ltd.(b)	3,553	179,652
BP PLC	109,144	586,239
CyberArk Software Ltd.(b)	320	131,670
Experian PLC	6,278	331,469
Ferrovial SE	3,479	178,867
GSK PLC	28,049	516,988
Holcim AG(b)	3,553	283,421
Monday.com Ltd.(b)	262	68,720
Novartis AG	12,955	1,475,771
Oracle Corp.	272	29,475
QIAGEN N.V.	1,472	73,204
Sanofi S.A.	7,565	681,110
Stellantis N.V.	13,833	122,436
Swiss Re AG	2,058	368,476
Tenaris S.A.	2,772	48,556
		5,374,988
Total Common Stocks & Other Equity Interests (Cost $115,654,883)		125,644,373
	Principal Amount
Equity Linked Notes-4.52%
Canada-2.01%
Bank of Montreal (iShares MSCI EAFE ETF), 125.14%, 08/07/2025(c)	416,000	392,939
Bank of Montreal (iShares MSCI EAFE ETF), 111.43%, 08/20/2025	569,000	568,318
Bank of Montreal (iShares MSCI EAFE ETF), 107.14%, 08/21/2025(c)	391,000	356,679
Bank of Montreal (iShares MSCI EAFE ETF), 113.48%, 08/28/2025(c)	398,000	396,417
Bank of Montreal (iShares MSCI EAFE ETF), 102.27%, 08/29/2025	324,000	324,000
Royal Bank of Canada (iShares MSCI EAFE ETF), 120.40%, 08/19/2025(c)	480,000	483,054
Royal Bank of Canada (iShares MSCI EAFE ETF), 113.33%, 08/22/2025(c)	385,000	359,837
Royal Bank of Canada (iShares MSCI EAFE ETF), 108.69%, 08/25/2025(c)	387,000	362,662
		3,243,906
Japan-0.54%
Mizuho Financial Group, Inc. (iShares MSCI EAFE ETF), 123.00%, 08/06/2025(c)	546,000	532,445
Mizuho Financial Group, Inc. (iShares MSCI EAFE ETF), 116.20%, 08/14/2025(c)	348,000	351,116
		883,561
	Principal Amount
Equity Linked Notes-4.52%
Netherlands-0.57%
J.P. Morgan Chase & Co. (iShares MSCI EAFE ETF), 117.89%, 08/12/2025	424,000	$419,616
J.P. Morgan Chase & Co. (iShares MSCI EAFE ETF), 111.74%, 08/13/2025	501,000	505,324
		924,940
Switzerland-0.31%
UBS AG (iShares MSCI EAFE ETF), 115.65%, 08/15/2025(c)	498,000	499,660
United States-1.09%
Citigroup, Inc. (iShares MSCI EAFE ETF), 112.49%, 08/08/2025(c)	245,000	232,881
Citigroup, Inc. (iShares MSCI EAFE ETF), 101.08%, 08/27/2025(c)	371,000	367,447
J.P. Morgan Chase & Co. (iShares MSCI EAFE ETF), 112.00%, 08/11/2025(c)	378,000	371,506
J.P. Morgan Chase & Co. (iShares MSCI EAFE ETF), 102.00%, 08/26/2025(c)	449,000	426,199
Wells Fargo & Co. (iShares MSCI EAFE ETF), 100.05%, 08/18/2025(c)	363,000	363,614
		1,761,647
Total Equity Linked Notes (Cost $7,473,000)		7,313,714
	Shares
Money Market Funds-17.94%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.24%(d)(e) (Cost $28,995,056)	28,995,056	28,995,056
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.20% (Cost $152,122,939)		161,953,143
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.58%
Invesco Private Government Fund, 4.32%(d)(e)(f)	707,239	707,239
Invesco Private Prime Fund, 4.46%(d)(e)(f)	1,843,546	1,843,915
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,551,158)		2,551,154
TOTAL INVESTMENTS IN SECURITIES-101.78% (Cost $154,674,097)		164,504,297
OTHER ASSETS LESS LIABILITIES-(1.78)%		(2,874,022)
NET ASSETS-100.00%		$161,630,275
See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
July 31, 2025
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
ETF-Exchange-Traded Fund
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2025.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $7,081,841, which represented 4.38% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,563,266	$8,771,419	$(33,334,685)	$-	$-	$-	$384,022
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	40,388,638	(11,393,582)	-	-	28,995,056	376,215
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	79,384	4,795,199	(4,167,344)	-	-	707,239	24,081 *
Invesco Private Prime Fund	207,437	12,011,157	(10,374,422)	(4)	(253)	1,843,915	64,391 *
Total	$24,850,087	$65,966,413	$(59,270,033)	$(4)	$(253)	$31,546,210	$848,709

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco QQQ Hedged Advantage ETF (QQHG)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-96.75%
Advertising-0.17%
Interpublic Group of Cos., Inc. (The)	432	$10,627
Omnicom Group, Inc.	119	8,574
		19,201
Aerospace & Defense-0.54%
Boeing Co. (The)(b)	27	5,990
General Dynamics Corp.	36	11,218
General Electric Co.	57	15,452
Howmet Aerospace, Inc.	60	10,786
RTX Corp.	106	16,702
		60,148
Agricultural Products & Services-0.18%
Archer-Daniels-Midland Co.	197	10,674
Ingredion, Inc.	69	9,076
		19,750
Air Freight & Logistics-0.07%
United Parcel Service, Inc., Class B	93	8,013
Apparel Retail-0.46%
TJX Cos., Inc. (The)	411	51,182
Application Software-7.20%
AppFolio, Inc., Class A(b)	23	6,150
AppLovin Corp., Class A(b)	202	78,921
Bentley Systems, Inc., Class B	199	11,538
CCC Intelligent Solutions Holdings, Inc.(b)	967	9,351
DocuSign, Inc.(b)	105	7,942
Dynatrace, Inc.(b)	356	18,729
Elastic N.V.(b)	72	6,026
Guidewire Software, Inc.(b)	52	11,764
HubSpot, Inc.(b)	39	20,266
Informatica, Inc., Class A(b)	425	10,498
Intuit, Inc.	211	165,662
Manhattan Associates, Inc.(b)	50	10,983
MicroStrategy, Inc., Class A(b)	166	66,709
Nutanix, Inc., Class A(b)	176	13,230
Palantir Technologies, Inc., Class A(b)	1,432	226,757
Pegasystems, Inc.	196	11,507
Procore Technologies, Inc.(b)	158	11,318
PTC, Inc.(b)	103	22,125
Salesforce, Inc.	175	45,208
Samsara, Inc., Class A(b)	294	11,181
Tyler Technologies, Inc.(b)	44	25,721
Zoom Communications, Inc., Class A(b)	122	9,034
		800,620
Automobile Manufacturers-2.53%
Tesla, Inc.(b)	914	281,759
Automotive Retail-0.10%
AutoZone, Inc.(b)	3	11,305
Biotechnology-2.19%
AbbVie, Inc.	116	21,926
Alnylam Pharmaceuticals, Inc.(b)	22	8,629
BioMarin Pharmaceutical, Inc.(b)	166	9,603
Exelixis, Inc.(b)	232	8,403
Gilead Sciences, Inc.	989	111,055
Incyte Corp.(b)	149	11,159
Insmed, Inc.(b)	105	11,265
Ionis Pharmaceuticals, Inc.(b)	206	8,854
Natera, Inc.(b)	58	7,752
Neurocrine Biosciences, Inc.(b)	87	11,156
Revolution Medicines, Inc.(b)	279	10,398
	Shares	Value
Biotechnology-(continued)
Roivant Sciences Ltd.(b)	732	$8,316
Ultragenyx Pharmaceutical, Inc.(b)	238	6,502
United Therapeutics Corp.(b)	32	8,790
		243,808
Broadcasting-0.09%
Fox Corp., Class A	182	10,148
Broadline Retail-6.16%
Amazon.com, Inc.(b)	2,846	666,277
Coupang, Inc. (South Korea)(b)	197	5,797
eBay, Inc.	137	12,570
		684,644
Building Products-0.23%
Johnson Controls International PLC	95	9,975
Trane Technologies PLC	36	15,771
		25,746
Casinos & Gaming-0.33%
DraftKings, Inc., Class A(b)	206	9,278
Flutter Entertainment PLC (Ireland)(b)	66	19,949
Las Vegas Sands Corp.	132	6,917
		36,144
Communications Equipment-1.08%
Arista Networks, Inc.(b)	245	30,189
Ciena Corp.(b)	72	6,685
F5, Inc.(b)	105	32,909
Motorola Solutions, Inc.	97	42,581
Ubiquiti, Inc.	17	7,403
		119,767
Construction & Engineering-0.09%
Quanta Services, Inc.	25	10,153
Construction Machinery & Heavy Transportation Equipment-0.30%
Caterpillar, Inc.	41	17,959
Cummins, Inc.	16	5,882
Wabtec Corp.	49	9,410
		33,251
Construction Materials-0.16%
CRH PLC	72	6,873
Vulcan Materials Co.	39	10,712
		17,585
Consumer Finance-0.20%
American Express Co.	75	22,448
Consumer Staples Merchandise Retail-1.06%
BJ’s Wholesale Club Holdings, Inc.(b)	78	8,260
Dollar General Corp.	91	9,546
Dollar Tree, Inc.(b)	50	5,677
Target Corp.	146	14,673
Walmart, Inc.	816	79,952
		118,108
Copper-0.13%
Freeport-McMoRan, Inc.	131	5,272
Southern Copper Corp. (Mexico)	96	9,039
		14,311
Data Center REITs-0.10%
Equinix, Inc., REIT	14	10,992
Data Processing & Outsourced Services-0.23%
Broadridge Financial Solutions, Inc.	101	24,998
See accompanying notes which are an integral part of this schedule.

Invesco QQQ Hedged Advantage ETF (QQHG)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Distillers & Vintners-0.20%
Brown-Forman Corp., Class A	264	$7,561
Constellation Brands, Inc., Class A	87	14,532
		22,093
Diversified Support Services-0.09%
RB Global, Inc. (Canada)	91	9,852
Education Services-0.13%
Duolingo, Inc.(b)	16	5,545
Grand Canyon Education, Inc.(b)	50	8,431
		13,976
Electric Utilities-1.03%
Constellation Energy Corp.	207	72,003
Duke Energy Corp.	91	11,069
NextEra Energy, Inc.	120	8,527
Southern Co. (The)	244	23,053
		114,652
Electrical Components & Equipment-0.44%
AMETEK, Inc.	54	9,982
Eaton Corp. PLC	66	25,392
Emerson Electric Co.	42	6,111
Vertiv Holdings Co., Class A	50	7,280
		48,765
Electronic Components-0.45%
Amphenol Corp., Class A	226	24,071
Corning, Inc.	403	25,486
		49,557
Electronic Equipment & Instruments-0.51%
Keysight Technologies, Inc.(b)	103	16,883
Teledyne Technologies, Inc.(b)	20	11,020
Trimble, Inc.(b)	342	28,690
		56,593
Environmental & Facilities Services-0.83%
Republic Services, Inc.	143	32,983
Rollins, Inc.	376	21,534
Veralto Corp.	139	14,571
Waste Management, Inc.	102	23,374
		92,462
Fertilizers & Agricultural Chemicals-0.10%
Corteva, Inc.	158	11,397
Financial Exchanges & Data-0.27%
CME Group, Inc., Class A	20	5,566
Moody’s Corp.	13	6,704
S&P Global, Inc.	32	17,635
		29,905
Food Distributors-0.33%
Performance Food Group Co.(b)	85	8,534
Sysco Corp.	125	9,950
US Foods Holding Corp.(b)	214	17,833
		36,317
Food Retail-0.40%
Albertson’s Cos., Inc., Class A	477	9,168
Casey’s General Stores, Inc.	22	11,443
Kroger Co. (The)	119	8,342
Sprouts Farmers Market, Inc.(b)	99	15,002
		43,955
Gas Utilities-0.14%
Atmos Energy Corp.	102	15,904
	Shares	Value
Gold-0.17%
Newmont Corp.	121	$7,514
Royal Gold, Inc.	74	11,205
		18,719
Health Care Distributors-0.18%
Cardinal Health, Inc.	72	11,176
McKesson Corp.	13	9,016
		20,192
Health Care Equipment-1.44%
Abbott Laboratories	216	27,257
Becton, Dickinson and Co.	71	12,656
Boston Scientific Corp.(b)	323	33,889
Edwards Lifesciences Corp.(b)	118	9,358
Medtronic PLC	213	19,221
ResMed, Inc.	38	10,334
STERIS PLC	40	9,060
Stryker Corp.	97	38,095
		159,870
Health Care REITs-0.29%
Welltower, Inc., REIT	198	32,684
Health Care Services-0.09%
Cigna Group (The)	36	9,626
Health Care Technology-0.06%
Veeva Systems, Inc., Class A(b)	25	7,105
Heavy Electrical Equipment-0.06%
GE Vernova, Inc.	10	6,603
Home Improvement Retail-0.55%
Home Depot, Inc. (The)	96	35,281
Lowe’s Cos., Inc.	113	25,263
		60,544
Homefurnishing Retail-0.06%
Williams-Sonoma, Inc.	35	6,547
Hotels, Resorts & Cruise Lines-0.94%
Carnival Corp.(b)	309	9,199
Hilton Worldwide Holdings, Inc.	210	56,297
Hyatt Hotels Corp., Class A	59	8,317
Royal Caribbean Cruises Ltd.	55	17,483
Viking Holdings Ltd.(b)	233	13,682
		104,978
Household Products-0.46%
Procter & Gamble Co. (The)	338	50,859
Human Resource & Employment Services-0.09%
Dayforce, Inc.(b)	177	10,208
Industrial Conglomerates-0.09%
3M Co.	65	9,699
Industrial Gases-0.14%
Air Products and Chemicals, Inc.	53	15,258
Industrial Machinery & Supplies & Components-0.39%
Illinois Tool Works, Inc.	47	12,031
Parker-Hannifin Corp.	28	20,493
Xylem, Inc.	76	10,991
		43,515
Industrial REITs-0.13%
Prologis, Inc., REIT	130	13,881
See accompanying notes which are an integral part of this schedule.

Invesco QQQ Hedged Advantage ETF (QQHG)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Integrated Oil & Gas-0.30%
Chevron Corp.	96	$14,557
Exxon Mobil Corp.	170	18,979
		33,536
Integrated Telecommunication Services-0.79%
AT&T, Inc.	1,641	44,980
Verizon Communications, Inc.	1,011	43,230
		88,210
Interactive Home Entertainment-0.07%
Roblox Corp., Class A(b)	55	7,578
Interactive Media & Services-9.18%
Alphabet, Inc., Class C	2,867	552,930
Meta Platforms, Inc., Class A	592	457,876
Pinterest, Inc., Class A(b)	265	10,229
		1,021,035
Internet Services & Infrastructure-0.75%
Akamai Technologies, Inc.(b)	76	5,800
Cloudflare, Inc., Class A(b)	61	12,668
GoDaddy, Inc., Class A(b)	83	13,411
MongoDB, Inc.(b)	50	11,895
Okta, Inc.(b)	82	8,020
Snowflake, Inc., Class A(b)	73	16,315
Twilio, Inc., Class A(b)	55	7,095
VeriSign, Inc.	32	8,604
		83,808
IT Consulting & Other Services-0.71%
Accenture PLC, Class A (Ireland)	94	25,107
Amdocs Ltd.	156	13,316
Gartner, Inc.(b)	68	23,028
International Business Machines Corp.	71	17,974
		79,425
Life Sciences Tools & Services-0.27%
Danaher Corp.	70	13,801
Thermo Fisher Scientific, Inc.	34	15,901
		29,702
Movies & Entertainment-3.48%
Liberty Media Corp.-Liberty Formula One(b)	98	9,835
Live Nation Entertainment, Inc.(b)	76	11,225
Netflix, Inc.(b)	283	328,110
Spotify Technology S.A. (Sweden)(b)	15	9,398
TKO Group Holdings, Inc.	59	9,913
Walt Disney Co. (The)	157	18,700
		387,181
Multi-Sector Holdings-0.20%
Berkshire Hathaway, Inc., Class B(b)	48	22,650
Multi-Utilities-0.26%
Dominion Energy, Inc.	187	10,930
Public Service Enterprise Group, Inc.	127	11,404
Sempra	78	6,371
		28,705
Other Specialty Retail-0.09%
Tractor Supply Co.	181	10,308
Packaged Foods & Meats-0.64%
General Mills, Inc.	518	25,372
Hershey Co. (The)	37	6,887
Hormel Foods Corp.	305	8,567
Kellanova	109	8,701
	Shares	Value
Packaged Foods & Meats-(continued)
McCormick & Co., Inc.	195	$13,773
Tyson Foods, Inc., Class A	149	7,793
		71,093
Passenger Airlines-0.09%
Delta Air Lines, Inc.	180	9,578
Passenger Ground Transportation-0.08%
Uber Technologies, Inc.(b)	104	9,126
Pharmaceuticals-0.66%
Eli Lilly and Co.	12	8,881
Johnson & Johnson	184	30,312
Merck & Co., Inc.	159	12,421
Pfizer, Inc.	542	12,623
Zoetis, Inc.	63	9,185
		73,422
Property & Casualty Insurance-0.08%
Progressive Corp. (The)	38	9,198
Publishing-0.30%
New York Times Co. (The), Class A	175	9,081
News Corp., Class A	824	24,159
		33,240
Rail Transportation-0.34%
Norfolk Southern Corp.	40	11,120
Union Pacific Corp.	120	26,636
		37,756
Real Estate Services-0.07%
CBRE Group, Inc., Class A(b)	51	7,943
Research & Consulting Services-0.07%
Equifax, Inc.	32	7,687
Restaurants-0.95%
Aramark	142	6,044
Cava Group, Inc.(b)	96	8,449
Chipotle Mexican Grill, Inc.(b)	316	13,550
Darden Restaurants, Inc.	48	9,680
Dutch Bros, Inc., Class A(b)	157	9,305
McDonald’s Corp.	108	32,408
Texas Roadhouse, Inc.	71	13,144
Yum! Brands, Inc.	91	13,118
		105,698
Retail REITs-0.09%
Realty Income Corp., REIT	182	10,216
Semiconductor Materials & Equipment-1.94%
Amkor Technology, Inc.	768	17,326
Applied Materials, Inc.	723	130,183
Entegris, Inc.	159	12,475
MKS, Inc.	117	11,136
Onto Innovation, Inc.(b)	118	11,181
Teradyne, Inc.	315	33,841
		216,142
Semiconductors-21.22%
Advanced Micro Devices, Inc.(b)	1,201	211,748
Astera Labs, Inc.(b)	68	9,298
Broadcom, Inc.	2,050	602,085
Cirrus Logic, Inc.(b)	164	16,517
First Solar, Inc.(b)	34	5,941
Intel Corp.	3,036	60,113
Lattice Semiconductor Corp.(b)	199	9,916
MACOM Technology Solutions Holdings, Inc.(b)	159	21,805
See accompanying notes which are an integral part of this schedule.

Invesco QQQ Hedged Advantage ETF (QQHG)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Semiconductors-(continued)
Micron Technology, Inc.	802	$87,530
Monolithic Power Systems, Inc.	34	24,182
NVIDIA Corp.	6,299	1,120,403
Qorvo, Inc.(b)	158	13,209
Skyworks Solutions, Inc.	280	19,191
Texas Instruments, Inc.	803	145,391
Universal Display Corp.	79	11,408
		2,358,737
Soft Drinks & Non-alcoholic Beverages-0.68%
Coca-Cola Co. (The)	1,109	75,290
Specialty Chemicals-0.45%
DuPont de Nemours, Inc.	111	7,981
Ecolab, Inc.	102	26,700
Sherwin-Williams Co. (The)	46	15,220
		49,901
Systems Software-10.95%
CrowdStrike Holdings, Inc., Class A(b)	182	82,732
Dolby Laboratories, Inc., Class A	137	10,321
Gen Digital, Inc.	350	10,321
GitLab, Inc., Class A(b)	158	6,922
Microsoft Corp.	1,960	1,045,660
Oracle Corp.	49	12,435
SentinelOne, Inc., Class A(b)	390	7,153
ServiceNow, Inc.(b)	36	33,952
UiPath, Inc., Class A(b)	632	7,426
		1,216,922
Technology Hardware, Storage & Peripherals-7.27%
Apple, Inc.	3,845	798,107
Pure Storage, Inc., Class A(b)	174	10,356
		808,463
	Shares	Value
Tobacco-0.42%
Altria Group, Inc.	350	$21,679
Philip Morris International, Inc.	152	24,936
		46,615
Trading Companies & Distributors-0.08%
W.W. Grainger, Inc.	9	9,356
Transaction & Payment Processing Services-0.52%
Mastercard, Inc., Class A	46	26,057
Visa, Inc., Class A	91	31,438
		57,495
Water Utilities-0.09%
American Water Works Co., Inc.	74	10,378
Total Common Stocks & Other Equity Interests (Cost $9,259,339)		10,756,191
Options Purchased-2.76%
(Cost $526,540)†		306,843
Money Market Funds-0.52%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.24%(c)(d) (Cost $57,376)	57,376	57,376
TOTAL INVESTMENTS IN SECURITIES-100.03% (Cost $9,843,255)		11,120,410
OTHER ASSETS LESS LIABILITIES-(0.03)%		(3,336)
NET ASSETS-100.00%		$11,117,074

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$870,415	$(813,039)	$-	$-	$57,376	$713

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
†	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
Nasdaq-100 Micro Index	Put	12/19/2025	39	$215	$838,500	$16,380
Nasdaq-100 Micro Index	Put	09/19/2025	40	215	860,000	6,620
See accompanying notes which are an integral part of this schedule.

Invesco QQQ Hedged Advantage ETF (QQHG)—(continued)
July 31, 2025
(Unaudited)
Open Exchange-Traded Index Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Nasdaq-100 Micro Index	Put	10/17/2025	40	$215	$860,000	$10,800
Nasdaq-100 Micro Index	Put	11/21/2025	40	215	860,000	15,800
Nasdaq-100 Micro Index	Put	08/15/2025	40	214	856,000	1,040
Nasdaq-100 Micro Index	Put	01/16/2026	39	216	842,400	22,230
Nasdaq-100 Micro Index	Put	07/17/2026	40	228	912,000	51,600
Nasdaq-100 Micro Index	Put	02/20/2026	39	231	900,900	40,950
Nasdaq-100 Micro Index	Put	03/20/2026	39	232	904,800	45,435
Nasdaq-100 Micro Index	Put	04/17/2026	39	233	908,700	50,018
Nasdaq-100 Micro Index	Put	05/15/2026	39	200	780,000	21,645
Nasdaq-100 Micro Index	Put	06/18/2026	35	205	717,500	24,325
Total Index Options Purchased						$306,843

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
Nasdaq-100 Micro Index	Put	07/17/2026	20	$171	$(342,000)	$(6,100)
Nasdaq-100 Micro Index	Put	12/19/2025	20	148	(296,000)	(1,100)
Nasdaq-100 Micro Index	Put	09/19/2025	20	146	(292,000)	(110)
Nasdaq-100 Micro Index	Put	08/15/2025	20	146	(292,000)	(60)
Nasdaq-100 Micro Index	Put	01/16/2026	20	148	(296,000)	(1,370)
Nasdaq-100 Micro Index	Put	10/17/2025	20	147	(294,000)	(330)
Nasdaq-100 Micro Index	Put	02/20/2026	20	148	(296,000)	(1,770)
Nasdaq-100 Micro Index	Put	11/21/2025	20	147	(294,000)	(740)
Nasdaq-100 Micro Index	Put	03/20/2026	20	148	(296,000)	(2,220)
Nasdaq-100 Micro Index	Put	04/17/2026	20	149	(298,000)	(2,620)
Nasdaq-100 Micro Index	Put	05/15/2026	20	148	(296,000)	(2,780)
Nasdaq-100 Micro Index	Put	06/18/2026	17	155	(263,500)	(3,213)
Equity Risk
Nasdaq-100 Micro Index	Call	08/01/2025	117	240	(2,808,000)	(410)
Nasdaq-100 Micro Index	Call	08/08/2025	115	244	(2,806,000)	(460)
Nasdaq-100 Micro Index	Call	08/15/2025	117	247	(2,889,900)	(585)
Total Exchange-Traded Options Written						$(23,868)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco QQQ Income Advantage ETF (QQA)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-76.10%
Advertising-0.17%
Trade Desk, Inc. (The), Class A(b)	5,942	$516,716
Aerospace & Defense-0.26%
Axon Enterprise, Inc.(b)	1,035	781,932
Apparel Retail-0.19%
Ross Stores, Inc.	4,359	595,178
Apparel, Accessories & Luxury Goods-0.10%
lululemon athletica, inc.(b)	1,528	306,410
Application Software-6.15%
Adobe, Inc.(b)	5,652	2,021,664
AppLovin Corp., Class A(b)	4,081	1,594,447
Atlassian Corp., Class A(b)	2,190	419,998
Autodesk, Inc.(b)	2,836	859,620
Cadence Design Systems, Inc.(b)(c)	3,620	1,319,743
Datadog, Inc., Class A(b)	4,235	592,815
Intuit, Inc.	3,701	2,905,766
MicroStrategy, Inc., Class A(b)	3,365	1,352,259
Palantir Technologies, Inc., Class A(b)	30,003	4,750,975
Roper Technologies, Inc.	1,427	785,421
Synopsys, Inc.(b)	2,451	1,552,876
Workday, Inc., Class A(b)	2,866	657,403
		18,812,987
Automobile Manufacturers-1.98%
Tesla, Inc.(b)	19,615	6,046,716
Automotive Retail-0.36%
O’Reilly Automotive, Inc.(b)	11,337	1,114,654
Biotechnology-2.13%
Amgen, Inc.	7,129	2,103,768
Biogen, Inc.(b)	1,942	248,576
Gilead Sciences, Inc.	16,497	1,852,448
Regeneron Pharmaceuticals, Inc.	1,410	769,098
Vertex Pharmaceuticals, Inc.(b)	3,403	1,554,729
		6,528,619
Broadline Retail-5.23%
Amazon.com, Inc.(b)	57,218	13,395,306
MercadoLibre, Inc. (Brazil)(b)	675	1,602,375
PDD Holdings, Inc., ADR (China)(b)	8,855	1,004,600
		16,002,281
Cable & Satellite-0.70%
Charter Communications, Inc., Class A(b)	1,860	501,010
Comcast Corp., Class A	49,383	1,640,997
		2,142,007
Cargo Ground Transportation-0.14%
Old Dominion Freight Line, Inc.	2,800	417,900
Communications Equipment-1.17%
Cisco Systems, Inc.	52,509	3,574,813
Construction Machinery & Heavy Transportation Equipment-0.22%
PACCAR, Inc.	6,962	687,567
Consumer Staples Merchandise Retail-1.81%
Costco Wholesale Corp.	5,884	5,528,842
Diversified Support Services-0.58%
Cintas Corp.	5,353	1,191,310
Copart, Inc.(b)	12,810	580,677
		1,771,987
Electric Utilities-1.11%
American Electric Power Co., Inc.	7,085	801,597
	Shares	Value
Electric Utilities-(continued)
Constellation Energy Corp.	4,154	$1,444,927
Exelon Corp.	13,388	601,657
Xcel Energy, Inc.	7,646	561,522
		3,409,703
Health Care Equipment-1.21%
DexCom, Inc.(b)	5,198	419,842
GE HealthCare Technologies, Inc.	6,071	432,984
IDEXX Laboratories, Inc.(b)	1,067	570,109
Intuitive Surgical, Inc.(b)	4,751	2,285,659
		3,708,594
Hotels, Resorts & Cruise Lines-1.34%
Airbnb, Inc., Class A(b)	5,721	757,517
Booking Holdings, Inc.	434	2,388,762
Marriott International, Inc., Class A	3,631	957,967
		4,104,246
Human Resource & Employment Services-0.77%
Automatic Data Processing, Inc.	5,385	1,666,658
Paychex, Inc.(c)	4,779	689,753
		2,356,411
Industrial Conglomerates-0.62%
Honeywell International, Inc.	8,524	1,895,311
Industrial Gases-0.94%
Linde PLC	6,243	2,873,403
Integrated Telecommunication Services-1.17%
T-Mobile US, Inc.	15,058	3,589,978
Interactive Home Entertainment-0.34%
Electronic Arts, Inc.	3,328	507,487
Take-Two Interactive Software, Inc.(b)	2,415	537,893
		1,045,380
Interactive Media & Services-6.78%
Alphabet, Inc., Class A	31,369	6,019,711
Alphabet, Inc., Class C	29,423	5,674,520
Meta Platforms, Inc., Class A	11,703	9,051,568
		20,745,799
Internet Services & Infrastructure-0.64%
Shopify, Inc., Class A (Canada)(b)	16,154	1,974,180
IT Consulting & Other Services-0.15%
Cognizant Technology Solutions Corp., Class A	6,537	469,095
Movies & Entertainment-2.28%
Netflix, Inc.(b)	5,644	6,543,654
Warner Bros. Discovery, Inc.(b)	32,808	432,081
		6,975,735
Oil & Gas Equipment & Services-0.19%
Baker Hughes Co., Class A	13,139	591,912
Oil & Gas Exploration & Production-0.19%
Diamondback Energy, Inc.	3,873	575,760
Packaged Foods & Meats-0.50%
Kraft Heinz Co. (The)	15,694	430,957
Mondelez International, Inc., Class A(c)	17,168	1,110,598
		1,541,555
Pharmaceuticals-0.19%
AstraZeneca PLC, ADR (United Kingdom)	7,901	577,484
Rail Transportation-0.29%
CSX Corp.	24,908	885,230
See accompanying notes which are an integral part of this schedule.

Invesco QQQ Income Advantage ETF (QQA)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Real Estate Services-0.17%
CoStar Group, Inc.(b)(c)	5,593	$532,398
Research & Consulting Services-0.55%
Thomson Reuters Corp. (Canada)	5,866	1,178,538
Verisk Analytics, Inc.	1,852	516,171
		1,694,709
Restaurants-0.87%
DoorDash, Inc., Class A(b)	5,287	1,323,072
Starbucks Corp.(c)	15,070	1,343,641
		2,666,713
Semiconductor Materials & Equipment-1.92%
Applied Materials, Inc.	10,641	1,916,018
ASML Holding N.V., New York Shares (Netherlands)	1,162	807,253
KLA Corp.	1,757	1,544,456
Lam Research Corp.	16,958	1,608,297
		5,876,024
Semiconductors-16.66%
Advanced Micro Devices, Inc.(b)	21,499	3,790,489
Analog Devices, Inc.	6,578	1,477,616
ARM Holdings PLC, ADR(b)(c)	1,776	251,082
Broadcom, Inc.	41,913	12,309,848
GLOBALFOUNDRIES, Inc.(b)	7,333	274,181
Intel Corp.	57,838	1,145,192
Marvell Technology, Inc.	11,433	918,870
Microchip Technology, Inc.	7,152	483,404
Micron Technology, Inc.	14,821	1,617,564
NVIDIA Corp.	131,506	23,390,972
NXP Semiconductors N.V. (Netherlands)	3,351	716,343
ON Semiconductor Corp.(b)(c)	5,541	312,291
QUALCOMM, Inc.	14,560	2,136,826
Texas Instruments, Inc.	12,046	2,181,049
		51,005,727
Soft Drinks & Non-alcoholic Beverages-1.45%
Coca-Cola Europacific Partners PLC (United Kingdom)	6,088	590,049
Keurig Dr Pepper, Inc.	18,008	587,961
Monster Beverage Corp.(b)	12,931	759,696
PepsiCo, Inc.	18,178	2,507,110
		4,444,816
Systems Software-8.50%
CrowdStrike Holdings, Inc., Class A(b)	3,302	1,500,990
Fortinet, Inc.(b)	10,150	1,013,985
Microsoft Corp.	40,059	21,371,476
Palo Alto Networks, Inc.(b)(c)	8,841	1,534,798
Zscaler, Inc.(b)	2,064	589,396
		26,010,645
Technology Distributors-0.10%
CDW Corp.	1,745	304,293
Technology Hardware, Storage & Peripherals-5.46%
Apple, Inc.	80,494	16,708,140
Trading Companies & Distributors-0.23%
Fastenal Co.	15,212	701,730
Transaction & Payment Processing Services-0.29%
PayPal Holdings, Inc.(b)	12,897	886,798
Total Common Stocks & Other Equity Interests (Cost $201,312,132)		232,980,378
	Principal Amount	Value
Equity Linked Notes-4.44%
Diversified Banks-4.44%
Bank of Montreal (NASDAQ 100 Stock Index), 252.86%, 08/06/2025(d)	$459,000	$441,317
Bank of Montreal (NASDAQ 100 Stock Index), 208.80%, 08/26/2025	538,000	543,400
Bank of Montreal (NASDAQ 100 Stock Index), 196.62%, 08/27/2025(d)	568,000	571,469
Barclays Bank PLC (NASDAQ 100 Stock Index), 214.00%, 08/29/2025(d)	623,000	619,576
BNP Paribas S.A. (NASDAQ 100 Stock Index), 219.51%, 08/11/2025(d)	736,000	719,907
BNP Paribas S.A. (NASDAQ 100 Stock Index), 250.28%, 08/14/2025(d)	749,000	747,967
BNP Paribas S.A. (NASDAQ 100 Stock Index), 245.45%, 08/15/2025(d)	749,000	745,334
Citigroup, Inc. (NASDAQ 100 Stock Index), 241.92%, 08/20/2025(d)	414,000	420,439
Citigroup, Inc. (NASDAQ 100 Stock Index), 213.19%, 08/28/2025(d)	919,000	921,644
J.P. Morgan Chase & Co. (NASDAQ 100 Stock Index), 232.45%, 08/07/2025(d)	533,000	523,057
J.P. Morgan Chase & Co. (NASDAQ 100 Stock Index), 205.00%, 08/19/2025	731,000	735,204
J.P. Morgan Chase & Co. (NASDAQ 100 Stock Index), 218.32%, 09/03/2025(d)	1,255,000	1,255,000
Mizuho Financial Group, Inc. (NASDAQ 100 Stock Index), 208.00%, 08/25/2025(d)	744,000	752,370
Mizuho Financial Group, Inc. (NASDAQ 100 Stock Index), 206.00%, 09/02/2025(d)	945,000	942,335
Royal Bank of Canada (NASDAQ 100 Stock Index), 241.97%, 08/08/2025	709,000	690,306
Royal Bank of Canada (NASDAQ 100 Stock Index), 236.84%, 08/12/2025(d)	695,000	690,212
Royal Bank of Canada (NASDAQ 100 Stock Index), 245.31%, 08/13/2025	665,000	660,899
Toronto-Dominion Bank (The) (NASDAQ 100 Stock Index), 204.00%, 08/18/2025(d)	547,000	551,830
Toronto-Dominion Bank (The) (NASDAQ 100 Stock Index), 245.00%, 08/21/2025(d)	528,000	538,200
Toronto-Dominion Bank (The) (NASDAQ 100 Stock Index), 245.00%, 08/22/2025(d)	512,000	521,526
		13,591,992
Total Equity Linked Notes (Cost $13,619,000)		13,591,992
	Shares
Money Market Funds-19.06%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.24%(e)(f) (Cost $58,362,792)	58,362,792	58,362,792
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.60% (Cost $273,293,924)		304,935,162
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.58%
Invesco Private Government Fund, 4.32%(e)(f)(g)	1,344,822	1,344,822
See accompanying notes which are an integral part of this schedule.

Invesco QQQ Income Advantage ETF (QQA)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(e)(f)(g)	3,491,937	$3,492,635
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,837,457)		4,837,457
TOTAL INVESTMENTS IN SECURITIES-101.18% (Cost $278,131,381)		309,772,619
OTHER ASSETS LESS LIABILITIES-(1.18)%		(3,614,604)
NET ASSETS-100.00%		$306,158,015

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $10,962,183, which represented 3.58% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,679,350	$29,744,118	$(54,423,468)	$-	$-	$-	$537,773
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	78,666,680	(20,303,888)	-	-	58,362,792	643,535
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	89,525	21,752,255	(20,496,958)	-	-	1,344,822	30,499 *
Invesco Private Prime Fund	504,696	45,731,926	(42,743,764)	2	(225)	3,492,635	79,574 *
Total	$25,273,571	$175,894,979	$(137,968,078)	$2	$(225)	$63,200,249	$1,291,381

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Downside Hedged ETF (PHDG)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-71.57%
Communication Services-7.06%
Alphabet, Inc., Class A	6,688	$1,283,427
Alphabet, Inc., Class C	5,397	1,040,865
AT&T, Inc.	8,231	225,612
Charter Communications, Inc., Class A(b)	111	29,899
Comcast Corp., Class A	4,325	143,720
Electronic Arts, Inc.	272	41,477
Fox Corp., Class A	250	13,940
Fox Corp., Class B	151	7,722
Interpublic Group of Cos., Inc. (The)	427	10,504
Live Nation Entertainment, Inc.(b)(c)	180	26,586
Match Group, Inc.	288	9,870
Meta Platforms, Inc., Class A	2,490	1,925,866
Netflix, Inc.(b)	487	564,628
News Corp., Class A	433	12,696
News Corp., Class B	128	4,278
Omnicom Group, Inc.	225	16,211
Paramount Global, Class B(c)	682	8,573
Take-Two Interactive Software, Inc.(b)	188	41,873
TKO Group Holdings, Inc.	76	12,769
T-Mobile US, Inc.	550	131,125
Trade Desk, Inc. (The), Class A(b)	515	44,784
Verizon Communications, Inc.	4,827	206,403
Walt Disney Co. (The)	2,073	246,915
Warner Bros. Discovery, Inc.(b)	2,560	33,715
		6,083,458
Consumer Discretionary-7.44%
Airbnb, Inc., Class A(b)	496	65,675
Amazon.com, Inc.(b)	10,839	2,537,518
Aptiv PLC (Jersey)(b)	263	18,052
AutoZone, Inc.(b)	19	71,599
Best Buy Co., Inc.	223	14,508
Booking Holdings, Inc.	37	203,650
Caesars Entertainment, Inc.(b)(c)	244	6,510
CarMax, Inc.(b)	176	9,963
Carnival Corp.(b)	1,201	35,754
Chipotle Mexican Grill, Inc.(b)	1,554	66,636
D.R. Horton, Inc.	325	46,423
Darden Restaurants, Inc.	134	27,024
Deckers Outdoor Corp.(b)	174	18,474
Domino’s Pizza, Inc.	40	18,528
DoorDash, Inc., Class A(b)	389	97,347
eBay, Inc.	549	50,371
Expedia Group, Inc.	141	25,411
Ford Motor Co.(c)	4,463	49,405
Garmin Ltd.	176	38,502
General Motors Co.	1,078	57,501
Genuine Parts Co.	159	20,492
Hasbro, Inc.	150	11,274
Hilton Worldwide Holdings, Inc.	276	73,990
Home Depot, Inc. (The)	1,139	418,594
Las Vegas Sands Corp.	394	20,646
Lennar Corp., Class A	268	30,064
LKQ Corp.	298	8,782
Lowe’s Cos., Inc.	647	144,650
lululemon athletica, inc.(b)	128	25,668
Marriott International, Inc., Class A	262	69,123
McDonald’s Corp.	822	246,658
MGM Resorts International(b)	257	9,368
Mohawk Industries, Inc.(b)	60	6,871
NIKE, Inc., Class B	1,354	101,130
Norwegian Cruise Line Holdings Ltd.(b)	504	12,882
	Shares	Value
Consumer Discretionary-(continued)
NVR, Inc.(b)	3	$22,649
O’Reilly Automotive, Inc.(b)	990	97,337
Pool Corp.(c)	44	13,558
PulteGroup, Inc.	232	26,197
Ralph Lauren Corp.	46	13,743
Ross Stores, Inc.	378	51,612
Royal Caribbean Cruises Ltd.	284	90,275
Starbucks Corp.	1,302	116,086
Tapestry, Inc.	237	25,603
Tesla, Inc.(b)	3,221	992,938
TJX Cos., Inc. (The)	1,289	160,519
Tractor Supply Co.(c)	613	34,910
Ulta Beauty, Inc.(b)	53	27,296
Williams-Sonoma, Inc.	141	26,374
Wynn Resorts Ltd.(c)	103	11,230
Yum! Brands, Inc.	320	46,128
		6,415,498
Consumer Staples-3.75%
Altria Group, Inc.	1,943	120,349
Archer-Daniels-Midland Co.	549	29,745
Brown-Forman Corp., Class B(c)	209	6,030
Bunge Global S.A.	153	12,203
Campbell’s Co. (The)(c)	226	7,214
Church & Dwight Co., Inc.	282	26,443
Clorox Co. (The)	141	17,704
Coca-Cola Co. (The)	4,439	301,364
Colgate-Palmolive Co.	931	78,064
Conagra Brands, Inc.	547	9,988
Constellation Brands, Inc., Class A	178	29,733
Costco Wholesale Corp.	509	478,277
Dollar General Corp.	252	26,435
Dollar Tree, Inc.(b)	232	26,344
Estee Lauder Cos., Inc. (The), Class A	269	25,108
General Mills, Inc.(c)	632	30,955
Hershey Co. (The)	169	31,456
Hormel Foods Corp.	334	9,382
J.M. Smucker Co. (The)	122	13,095
Kellanova	308	24,588
Kenvue, Inc.	2,198	47,125
Keurig Dr Pepper, Inc.	1,563	51,032
Kimberly-Clark Corp.	380	47,356
Kraft Heinz Co. (The)	1,000	27,460
Kroger Co. (The)	701	49,140
Lamb Weston Holdings, Inc.	164	9,359
McCormick & Co., Inc.	290	20,483
Molson Coors Beverage Co., Class B(c)	197	9,598
Mondelez International, Inc., Class A	1,483	95,935
Monster Beverage Corp.(b)	803	47,176
PepsiCo, Inc.	1,573	216,948
Philip Morris International, Inc.	1,783	292,501
Procter & Gamble Co. (The)	2,689	404,614
Sysco Corp.	561	44,656
Target Corp.	525	52,763
Tyson Foods, Inc., Class A	328	17,154
Walgreens Boots Alliance, Inc.(c)	822	9,568
Walmart, Inc.	4,974	487,353
		3,234,698
Energy-2.15%
APA Corp.(c)	424	8,179
Baker Hughes Co., Class A	1,135	51,132
Chevron Corp.	2,193	332,547
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Energy-(continued)
ConocoPhillips	1,463	$139,482
Coterra Energy, Inc.	844	20,585
Devon Energy Corp.	753	25,015
Diamondback Energy, Inc.	214	31,813
EOG Resources, Inc.	613	73,572
EQT Corp.	684	36,765
Expand Energy Corp.	241	25,252
Exxon Mobil Corp.	4,955	553,176
Halliburton Co.	995	22,288
Kinder Morgan, Inc.	2,217	62,209
Marathon Petroleum Corp.	362	61,609
Occidental Petroleum Corp.	775	34,053
ONEOK, Inc.	711	58,380
Phillips 66	474	58,577
Schlumberger N.V.	1,727	58,373
Targa Resources Corp.	250	41,602
Texas Pacific Land Corp.	22	21,299
Valero Energy Corp.	363	49,844
Williams Cos., Inc. (The)	1,398	83,810
		1,849,562
Financials-9.87%
Aflac, Inc.	568	56,436
Allstate Corp. (The)	304	61,788
American Express Co.	636	190,361
American International Group, Inc.	680	52,788
Ameriprise Financial, Inc.	110	57,001
Aon PLC, Class A	248	88,216
Apollo Global Management, Inc.	513	74,549
Arch Capital Group Ltd.	430	37,006
Arthur J. Gallagher & Co.	292	83,877
Assurant, Inc.	59	11,051
Bank of America Corp.	7,508	354,903
Bank of New York Mellon Corp. (The)	823	83,493
Berkshire Hathaway, Inc., Class B(b)	2,108	994,723
BlackRock, Inc.	167	184,704
Blackstone, Inc., Class A	839	145,113
Block, Inc., Class A(b)(c)	639	49,369
Brown & Brown, Inc.	310	28,325
Capital One Financial Corp.	730	156,950
Cboe Global Markets, Inc.	120	28,925
Charles Schwab Corp. (The)	1,954	190,964
Chubb Ltd.	427	113,599
Cincinnati Financial Corp.	179	26,404
Citigroup, Inc.	2,152	201,642
Citizens Financial Group, Inc.	501	23,908
CME Group, Inc., Class A	413	114,930
Coinbase Global, Inc., Class A(b)	241	91,040
Corpay, Inc.(b)	80	25,844
Erie Indemnity Co., Class A(c)	29	10,331
Everest Group Ltd.	49	16,454
FactSet Research Systems, Inc.(c)	44	17,728
Fidelity National Information Services, Inc.	607	48,202
Fifth Third Bancorp	768	31,926
Fiserv, Inc.(b)	629	87,393
Franklin Resources, Inc.	355	8,520
Global Payments, Inc.	284	22,706
Globe Life, Inc.	96	13,485
Goldman Sachs Group, Inc. (The)	353	255,427
Hartford Insurance Group, Inc. (The)	330	41,049
Huntington Bancshares, Inc.	1,667	27,389
Intercontinental Exchange, Inc.	659	121,803
Invesco Ltd.(d)	514	10,799
	Shares	Value
Financials-(continued)
Jack Henry & Associates, Inc.	84	$14,264
JPMorgan Chase & Co.	3,190	945,006
KeyCorp	1,142	20,465
KKR & Co., Inc., Class A	774	113,453
Loews Corp.	203	18,380
M&T Bank Corp.	190	35,853
MarketAxess Holdings, Inc.	43	8,837
Marsh & McLennan Cos., Inc.	563	112,150
Mastercard, Inc., Class A	934	529,083
MetLife, Inc.	664	50,431
Moody’s Corp.	177	91,284
Morgan Stanley	1,419	202,151
MSCI, Inc.	89	49,961
Nasdaq, Inc.	475	45,705
Northern Trust Corp.	225	29,250
PayPal Holdings, Inc.(b)	1,134	77,974
PNC Financial Services Group, Inc. (The)	454	86,383
Principal Financial Group, Inc.	241	18,757
Progressive Corp. (The)	672	162,651
Prudential Financial, Inc.	406	42,053
Raymond James Financial, Inc.	211	35,264
Regions Financial Corp.	1,042	26,394
S&P Global, Inc.	361	198,947
State Street Corp.	331	36,989
Synchrony Financial	446	31,073
T. Rowe Price Group, Inc.	255	25,870
Travelers Cos., Inc. (The)	260	67,662
Truist Financial Corp.	1,509	65,958
U.S. Bancorp	1,789	80,433
Visa, Inc., Class A	1,967	679,540
W.R. Berkley Corp.	344	23,671
Wells Fargo & Co.	3,723	300,185
Willis Towers Watson PLC	114	36,002
		8,503,200
Health Care-6.29%
Abbott Laboratories	1,989	250,992
AbbVie, Inc.	2,024	382,576
Agilent Technologies, Inc.	327	37,543
Align Technology, Inc.(b)	80	10,321
Amgen, Inc.	616	181,782
Baxter International, Inc.	585	12,730
Becton, Dickinson and Co.	329	58,644
Biogen, Inc.(b)	168	21,504
Bio-Techne Corp.	181	9,906
Boston Scientific Corp.(b)	1,690	177,315
Bristol-Myers Squibb Co.	2,327	100,782
Cardinal Health, Inc.	277	42,996
Cencora, Inc.	198	56,644
Centene Corp.(b)	569	14,834
Charles River Laboratories International, Inc.(b)	59	10,009
Cigna Group (The)	302	80,749
Cooper Cos., Inc. (The)(b)	229	16,188
CVS Health Corp.	1,446	89,797
Danaher Corp.	734	144,715
DaVita, Inc.(b)(c)	50	7,018
DexCom, Inc.(b)	448	36,185
Edwards Lifesciences Corp.(b)	676	53,613
Elevance Health, Inc.	255	72,185
Eli Lilly and Co.	903	668,283
GE HealthCare Technologies, Inc.	524	37,372
Gilead Sciences, Inc.	1,429	160,462
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
HCA Healthcare, Inc.	195	$69,028
Henry Schein, Inc.(b)(c)	143	9,674
Hologic, Inc.(b)	257	17,173
Humana, Inc.	138	34,482
IDEXX Laboratories, Inc.(b)	94	50,225
Incyte Corp.(b)	184	13,780
Insulet Corp.(b)	80	23,072
Intuitive Surgical, Inc.(b)	409	196,766
IQVIA Holdings, Inc.(b)	192	35,685
Johnson & Johnson	2,761	454,847
Labcorp Holdings, Inc.	96	24,968
McKesson Corp.	144	99,870
Medtronic PLC	1,470	132,653
Merck & Co., Inc.	2,901	226,626
Mettler-Toledo International, Inc.(b)	24	29,608
Moderna, Inc.(b)(c)	388	11,469
Molina Healthcare, Inc.(b)	64	10,104
Pfizer, Inc.	6,498	151,338
Quest Diagnostics, Inc.	127	21,261
Regeneron Pharmaceuticals, Inc.	121	66,001
ResMed, Inc.	168	45,686
Revvity, Inc.(c)	140	12,306
Solventum Corp.(b)	158	11,275
STERIS PLC	113	25,593
Stryker Corp.	394	154,736
Thermo Fisher Scientific, Inc.	430	201,102
UnitedHealth Group, Inc.	1,043	260,291
Universal Health Services, Inc., Class B	67	11,152
Vertex Pharmaceuticals, Inc.(b)	294	134,320
Viatris, Inc.	1,369	11,965
Waters Corp.(b)	68	19,636
West Pharmaceutical Services, Inc.	83	19,859
Zimmer Biomet Holdings, Inc.	228	20,896
Zoetis, Inc.	513	74,790
		5,417,382
Industrials-6.19%
3M Co.	623	92,964
A.O. Smith Corp.	135	9,557
Allegion PLC	100	16,592
AMETEK, Inc.	265	48,985
Automatic Data Processing, Inc.	467	144,536
Axon Enterprise, Inc.(b)	83	62,706
Boeing Co. (The)(b)	860	190,782
Broadridge Financial Solutions, Inc.	134	33,166
Builders FirstSource, Inc.(b)(c)	132	16,781
C.H. Robinson Worldwide, Inc.	136	15,684
Carrier Global Corp.	926	63,542
Caterpillar, Inc.	538	235,655
Cintas Corp.	393	87,462
Copart, Inc.(b)	1,005	45,557
CSX Corp.	2,122	75,416
Cummins, Inc.	158	58,084
Dayforce, Inc.(b)	182	10,496
Deere & Co.	290	152,067
Delta Air Lines, Inc.	736	39,163
Dover Corp.	157	28,439
Eaton Corp. PLC	453	174,278
Emerson Electric Co.	647	94,145
Equifax, Inc.	142	34,113
Expeditors International of Washington, Inc.(c)	160	18,598
Fastenal Co.	1,314	60,615
FedEx Corp.	254	56,766
	Shares	Value
Industrials-(continued)
Fortive Corp.	391	$18,741
GE Vernova, Inc.	316	208,652
Generac Holdings, Inc.(b)	68	13,239
General Dynamics Corp.	291	90,679
General Electric Co.	1,231	333,699
Honeywell International, Inc.	733	162,983
Howmet Aerospace, Inc.	464	83,413
Hubbell, Inc.	62	27,124
Huntington Ingalls Industries, Inc.	45	12,549
IDEX Corp.(c)	87	14,225
Illinois Tool Works, Inc.	306	78,327
Ingersoll Rand, Inc.	462	39,099
J.B. Hunt Transport Services, Inc.	91	13,109
Jacobs Solutions, Inc.	141	20,004
Johnson Controls International PLC	757	79,485
L3Harris Technologies, Inc.	216	59,361
Leidos Holdings, Inc.	150	23,948
Lennox International, Inc.	37	22,533
Lockheed Martin Corp.	240	101,035
Masco Corp.	243	16,556
Nordson Corp.(c)	62	13,281
Norfolk Southern Corp.	260	72,280
Northrop Grumman Corp.	156	89,951
Old Dominion Freight Line, Inc.	215	32,089
Otis Worldwide Corp.	455	38,989
PACCAR, Inc.	601	59,355
Parker-Hannifin Corp.	148	108,321
Paychex, Inc.(c)	367	52,969
Paycom Software, Inc.	54	12,503
Pentair PLC	189	19,316
Quanta Services, Inc.	169	68,636
Republic Services, Inc.	233	53,741
Rockwell Automation, Inc.	130	45,722
Rollins, Inc.	322	18,441
RTX Corp.	1,527	240,609
Snap-on, Inc.	60	19,271
Southwest Airlines Co.	680	21,032
Stanley Black & Decker, Inc.	177	11,974
Textron, Inc.	209	16,254
Trane Technologies PLC	257	112,587
TransDigm Group, Inc.	64	102,941
Uber Technologies, Inc.(b)	2,395	210,161
Union Pacific Corp.	693	153,825
United Airlines Holdings, Inc.(b)	377	33,293
United Parcel Service, Inc., Class B	839	72,288
United Rentals, Inc.	75	66,220
Veralto Corp.	284	29,772
Verisk Analytics, Inc.	162	45,151
W.W. Grainger, Inc.	51	53,017
Wabtec Corp.	196	37,642
Waste Management, Inc.	419	96,018
Xylem, Inc.	279	40,349
		5,332,908
Information Technology-24.34%
Accenture PLC, Class A (Ireland)	717	191,511
Adobe, Inc.(b)	489	174,910
Advanced Micro Devices, Inc.(b)	1,858	327,584
Akamai Technologies, Inc.(b)	172	13,125
Amphenol Corp., Class A	1,389	147,942
Analog Devices, Inc.	569	127,815
Apple, Inc.	17,137	3,557,127
Applied Materials, Inc.	932	167,816
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Arista Networks, Inc.(b)	1,184	$145,893
Autodesk, Inc.(b)	247	74,868
Broadcom, Inc.	5,392	1,583,630
Cadence Design Systems, Inc.(b)(c)	314	114,475
CDW Corp.	153	26,680
Cisco Systems, Inc.	4,567	310,921
Cognizant Technology Solutions Corp., Class A	567	40,688
Corning, Inc.	884	55,904
CrowdStrike Holdings, Inc., Class A(b)	282	128,189
Datadog, Inc., Class A(b)	366	51,233
Dell Technologies, Inc., Class C	358	47,503
Enphase Energy, Inc.(b)	152	4,919
EPAM Systems, Inc.(b)	65	10,251
F5, Inc.(b)	66	20,686
Fair Isaac Corp.(b)	28	40,228
First Solar, Inc.(b)	123	21,492
Fortinet, Inc.(b)	729	72,827
Gartner, Inc.(b)	88	29,801
Gen Digital, Inc.	622	18,343
GoDaddy, Inc., Class A(b)	162	26,176
Hewlett Packard Enterprise Co.	1,506	31,159
HP, Inc.	1,075	26,660
Intel Corp.	4,965	98,307
International Business Machines Corp.	1,060	268,339
Intuit, Inc.	321	252,027
Jabil, Inc.	126	28,119
Keysight Technologies, Inc.(b)	198	32,454
KLA Corp.	152	133,613
Lam Research Corp.	1,472	139,605
Microchip Technology, Inc.	617	41,703
Micron Technology, Inc.	1,278	139,481
Microsoft Corp.	8,529	4,550,222
Monolithic Power Systems, Inc.	55	39,118
Motorola Solutions, Inc.	192	84,284
NetApp, Inc.	233	24,262
NVIDIA Corp.	27,984	4,977,514
NXP Semiconductors N.V. (Netherlands)	291	62,207
ON Semiconductor Corp.(b)(c)	483	27,222
Oracle Corp.	1,860	472,012
Palantir Technologies, Inc., Class A(b)	2,444	387,007
Palo Alto Networks, Inc.(b)(c)	759	131,762
PTC, Inc.(b)(c)	138	29,644
QUALCOMM, Inc.	1,268	186,092
Roper Technologies, Inc.	123	67,699
Salesforce, Inc.	1,097	283,388
Seagate Technology Holdings PLC	243	38,153
ServiceNow, Inc.(b)	236	222,576
Skyworks Solutions, Inc.	184	12,611
Super Micro Computer, Inc.(b)(c)	577	34,026
Synopsys, Inc.(b)	210	133,029
TE Connectivity PLC (Switzerland)	342	70,367
Teledyne Technologies, Inc.(b)	53	29,204
Teradyne, Inc.	187	20,089
Texas Instruments, Inc.	1,044	189,027
Trimble, Inc.(b)	282	23,657
Tyler Technologies, Inc.(b)	49	28,644
VeriSign, Inc.	93	25,005
Western Digital Corp.(c)	399	31,397
Workday, Inc., Class A(b)	245	56,198
Zebra Technologies Corp., Class A(b)	59	20,002
		20,980,422
	Shares	Value
Materials-1.31%
Air Products and Chemicals, Inc.	255	$73,409
Albemarle Corp.	135	9,160
Amcor PLC	2,620	24,497
Avery Dennison Corp.	92	15,435
Ball Corp.	342	19,583
CF Industries Holdings, Inc.	200	18,566
Corteva, Inc.	786	56,694
Dow, Inc.	807	18,795
DuPont de Nemours, Inc.	479	34,440
Eastman Chemical Co.	132	9,585
Ecolab, Inc.	289	75,649
Freeport-McMoRan, Inc.	1,648	66,315
International Flavors & Fragrances, Inc.	293	20,812
International Paper Co.	605	28,278
Linde PLC	538	247,620
LyondellBasell Industries N.V., Class A	297	17,205
Martin Marietta Materials, Inc.	70	40,242
Mosaic Co. (The)	364	13,108
Newmont Corp.	1,305	81,040
Nucor Corp.	269	38,486
Packaging Corp. of America	102	19,762
PPG Industries, Inc.	266	28,063
Sherwin-Williams Co. (The)	266	88,014
Smurfit WestRock PLC	567	25,163
Steel Dynamics, Inc.	162	20,665
Vulcan Materials Co.	151	41,475
		1,132,061
Real Estate-1.42%
Alexandria Real Estate Equities, Inc.(c)	177	13,528
American Tower Corp.	536	111,697
AvalonBay Communities, Inc.	163	30,364
BXP, Inc.(c)	167	10,927
Camden Property Trust	122	13,322
CBRE Group, Inc., Class A(b)	339	52,796
CoStar Group, Inc.(b)	483	45,977
Crown Castle, Inc.	498	52,335
Digital Realty Trust, Inc.	363	64,048
Equinix, Inc., REIT	112	87,939
Equity Residential(c)	392	24,774
Essex Property Trust, Inc.(c)	74	19,253
Extra Space Storage, Inc.	243	32,650
Federal Realty Investment Trust	88	8,110
Healthpeak Properties, Inc.(c)	802	13,586
Host Hotels & Resorts, Inc.	802	12,607
Invitation Homes, Inc.	653	20,014
Iron Mountain, Inc.	337	32,810
Kimco Realty Corp.	779	16,538
Mid-America Apartment Communities, Inc.	134	19,086
Prologis, Inc., REIT	1,063	113,507
Public Storage	181	49,221
Realty Income Corp., REIT	1,004	56,355
Regency Centers Corp.	187	13,352
SBA Communications Corp., Class A	123	27,641
Simon Property Group, Inc.	352	57,654
UDR, Inc.	345	13,555
Ventas, Inc.	501	33,657
VICI Properties, Inc.	1,209	39,413
Welltower, Inc., REIT	699	115,384
Weyerhaeuser Co.	832	20,842
		1,222,942
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Utilities-1.75%
AES Corp. (The)	815	$10,717
Alliant Energy Corp.	294	19,113
Ameren Corp.	309	31,249
American Electric Power Co., Inc.	611	69,129
American Water Works Co., Inc.	223	31,274
Atmos Energy Corp.	182	28,377
CenterPoint Energy, Inc.(c)	747	28,999
CMS Energy Corp.	343	25,313
Consolidated Edison, Inc.	397	41,089
Constellation Energy Corp.	359	124,875
Dominion Energy, Inc.(c)	963	56,287
DTE Energy Co.	238	32,942
Duke Energy Corp.	890	108,260
Edison International	444	23,141
Entergy Corp.	492	44,492
Evergy, Inc.	264	18,691
Eversource Energy	421	27,828
Exelon Corp.	1,153	51,816
FirstEnergy Corp.	588	25,113
NextEra Energy, Inc.	2,358	167,559
NiSource, Inc.	539	22,881
NRG Energy, Inc.	232	38,790
PG&E Corp.	2,515	35,260
Pinnacle West Capital Corp.	130	11,781
PPL Corp.	847	30,229
Public Service Enterprise Group, Inc.	571	51,270
Sempra	726	59,300
Southern Co. (The)	1,256	118,667
Vistra Corp.	390	81,331
WEC Energy Group, Inc.(c)	364	39,705
Xcel Energy, Inc.	658	48,324
		1,503,802
Total Common Stocks & Other Equity Interests (Cost $54,214,762)		61,675,933
	Shares	Value
Money Market Funds-25.84%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.24%(d)(e) (Cost $22,269,919)	22,269,919	$22,269,919
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.41% (Cost $76,484,681)		83,945,852
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.22%
Invesco Private Government Fund, 4.32%(d)(e)(f)	276,536	276,536
Invesco Private Prime Fund, 4.46%(d)(e)(f)	776,697	776,852
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,053,388)		1,053,388
TOTAL INVESTMENTS IN SECURITIES-98.63% (Cost $77,538,069)		84,999,240
OTHER ASSETS LESS LIABILITIES-1.37%		1,184,800
NET ASSETS-100.00%		$86,184,040

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Invesco Ltd.	$13,352	$78,175	$(80,117)	$2,454	$(3,065)	$10,799	$401
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	23,065,238	607,680,259	(608,475,578)	-	-	22,269,919	1,087,738
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2025
(Unaudited)
	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$320,258	$14,663,154	$(14,706,876)	$-	$-	$276,536	$14,700 *
Invesco Private Prime Fund	845,086	30,678,233	(30,746,536)	-	69	776,852	39,745 *
Total	$24,243,934	$653,099,821	$(654,009,107)	$2,454	$(2,996)	$23,334,106	$1,142,584

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CBOE Volatility Index	60	August-2025	$1,077,396	$(75,777)	$(75,777)
CBOE Volatility Index	55	September-2025	1,092,894	(18,964)	(18,964)
E-Mini S&P 500 Index	70	September-2025	22,309,875	651,196	651,196
Total Futures Contracts				$556,455	$556,455

(a)	Futures contracts collateralized by $1,592,402 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-75.81%
Advertising-0.48%
Interpublic Group of Cos., Inc. (The)	25,662	$631,285
Omnicom Group, Inc.(b)	8,327	599,961
Trade Desk, Inc. (The), Class A(c)	8,568	745,073
		1,976,319
Aerospace & Defense-1.92%
Axon Enterprise, Inc.(c)	786	593,815
Boeing Co. (The)(c)	2,841	630,248
General Dynamics Corp.	2,218	691,151
General Electric Co.	2,491	675,260
Howmet Aerospace, Inc.	3,575	642,678
Huntington Ingalls Industries, Inc.	2,690	750,133
L3Harris Technologies, Inc.	2,480	681,554
Lockheed Martin Corp.	1,335	562,008
Northrop Grumman Corp.	1,240	714,996
RTX Corp.	4,292	676,291
Textron, Inc.	7,992	621,538
TransDigm Group, Inc.	422	678,770
		7,918,442
Agricultural & Farm Machinery-0.15%
Deere & Co.	1,176	616,659
Agricultural Products & Services-0.32%
Archer-Daniels-Midland Co.	12,526	678,659
Bunge Global S.A.	8,083	644,700
		1,323,359
Air Freight & Logistics-0.60%
C.H. Robinson Worldwide, Inc.	6,458	744,737
Expeditors International of Washington, Inc.(b)	5,326	619,094
FedEx Corp.	2,731	610,351
United Parcel Service, Inc., Class B	6,021	518,769
		2,492,951
Apparel Retail-0.30%
Ross Stores, Inc.	4,478	611,426
TJX Cos., Inc. (The)	4,899	610,073
		1,221,499
Apparel, Accessories & Luxury Goods-0.48%
lululemon athletica, inc.(c)	2,413	483,879
Ralph Lauren Corp.	2,274	679,357
Tapestry, Inc.	7,456	805,472
		1,968,708
Application Software-1.99%
Adobe, Inc.(c)	1,475	527,593
Autodesk, Inc.(c)	2,045	619,860
Cadence Design Systems, Inc.(b)(c)	1,985	723,671
Datadog, Inc., Class A(c)	4,643	649,927
Fair Isaac Corp.(c)	340	488,485
Intuit, Inc.	797	625,749
Palantir Technologies, Inc., Class A(c)	4,478	709,091
PTC, Inc.(b)(c)	3,570	766,872
Roper Technologies, Inc.	1,070	588,928
Salesforce, Inc.	2,288	591,059
Synopsys, Inc.(c)	1,221	773,695
Tyler Technologies, Inc.(c)	1,048	612,619
Workday, Inc., Class A(c)	2,403	551,200
		8,228,749
Asset Management & Custody Banks-1.70%
Ameriprise Financial, Inc.	1,185	614,055
	Shares	Value
Asset Management & Custody Banks-(continued)
Bank of New York Mellon Corp. (The)	6,804	$690,266
BlackRock, Inc.	621	686,832
Blackstone, Inc., Class A	4,306	744,766
Franklin Resources, Inc.(b)	27,062	649,488
Invesco Ltd.(d)	40,466	850,191
KKR & Co., Inc., Class A	4,832	708,274
Northern Trust Corp.	5,617	730,210
State Street Corp.	6,263	699,890
T. Rowe Price Group, Inc.	6,407	649,990
		7,023,962
Automobile Manufacturers-0.45%
Ford Motor Co.	57,206	633,271
General Motors Co.	12,133	647,174
Tesla, Inc.(c)	1,867	575,540
		1,855,985
Automotive Parts & Equipment-0.14%
Aptiv PLC (Jersey)(c)	8,682	595,932
Automotive Retail-0.44%
AutoZone, Inc.(c)	167	629,320
CarMax, Inc.(c)	8,997	509,320
O’Reilly Automotive, Inc.(c)	6,775	666,118
		1,804,758
Biotechnology-1.21%
AbbVie, Inc.	3,185	602,029
Amgen, Inc.	2,095	618,234
Biogen, Inc.(c)	4,591	587,648
Gilead Sciences, Inc.	5,578	626,354
Incyte Corp.(c)	8,864	663,825
Moderna, Inc.(b)(c)	21,977	649,640
Regeneron Pharmaceuticals, Inc.	1,180	643,643
Vertex Pharmaceuticals, Inc.(c)	1,346	614,947
		5,006,320
Brewers-0.14%
Molson Coors Beverage Co., Class B(b)	11,788	574,311
Broadcasting-0.30%
Fox Corp., Class A	7,138	398,015
Fox Corp., Class B	4,302	220,004
Paramount Global, Class B(b)	49,631	623,862
		1,241,881
Broadline Retail-0.34%
Amazon.com, Inc.(c)	2,871	672,130
eBay, Inc.	7,831	718,494
		1,390,624
Building Products-1.27%
A.O. Smith Corp.	9,317	659,550
Allegion PLC	4,414	732,371
Builders FirstSource, Inc.(b)(c)	5,329	677,476
Carrier Global Corp.	8,407	576,888
Johnson Controls International PLC	5,919	621,495
Lennox International, Inc.	1,101	670,509
Masco Corp.	9,552	650,778
Trane Technologies PLC	1,445	633,026
		5,222,093
Cable & Satellite-0.24%
Charter Communications, Inc., Class A(c)	1,517	408,619
Comcast Corp., Class A	17,336	576,075
		984,694
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Cargo Ground Transportation-0.29%
J.B. Hunt Transport Services, Inc.	4,337	$624,745
Old Dominion Freight Line, Inc.	3,756	560,583
		1,185,328
Casinos & Gaming-0.67%
Caesars Entertainment, Inc.(b)(c)	21,858	583,171
Las Vegas Sands Corp.	14,580	763,992
MGM Resorts International(c)	18,348	668,785
Wynn Resorts Ltd.(b)	6,960	758,849
		2,774,797
Commodity Chemicals-0.25%
Dow, Inc.	19,884	463,098
LyondellBasell Industries N.V., Class A	9,976	577,910
		1,041,008
Communications Equipment-0.67%
Arista Networks, Inc.(c)	6,479	798,342
Cisco Systems, Inc.	9,509	647,373
F5, Inc.(c)	2,088	654,421
Motorola Solutions, Inc.	1,486	652,324
		2,752,460
Computer & Electronics Retail-0.13%
Best Buy Co., Inc.	8,390	545,853
Construction & Engineering-0.17%
Quanta Services, Inc.	1,715	696,513
Construction Machinery & Heavy Transportation Equipment-0.64%
Caterpillar, Inc.	1,686	738,502
Cummins, Inc.	1,881	691,493
PACCAR, Inc.	6,498	641,742
Wabtec Corp.	2,997	575,574
		2,647,311
Construction Materials-0.31%
Martin Marietta Materials, Inc.	1,109	637,542
Vulcan Materials Co.	2,344	643,826
		1,281,368
Consumer Electronics-0.15%
Garmin Ltd.	2,917	638,123
Consumer Finance-0.47%
American Express Co.	2,032	608,198
Capital One Financial Corp.	3,044	654,460
Synchrony Financial	9,863	687,155
		1,949,813
Consumer Staples Merchandise Retail-0.76%
Costco Wholesale Corp.	619	581,637
Dollar General Corp.	5,468	573,593
Dollar Tree, Inc.(b)(c)	6,479	735,690
Target Corp.	6,220	625,110
Walmart, Inc.	6,367	623,839
		3,139,869
Copper-0.14%
Freeport-McMoRan, Inc.	14,872	598,449
Data Center REITs-0.28%
Digital Realty Trust, Inc.(b)	3,466	611,541
Equinix, Inc., REIT	677	531,560
		1,143,101
Data Processing & Outsourced Services-0.15%
Broadridge Financial Solutions, Inc.	2,527	625,458
	Shares	Value
Distillers & Vintners-0.30%
Brown-Forman Corp., Class B(b)	22,175	$639,749
Constellation Brands, Inc., Class A(b)	3,604	602,012
		1,241,761
Distributors-0.42%
Genuine Parts Co.	4,941	636,796
LKQ Corp.	15,494	456,608
Pool Corp.(b)	2,027	624,600
		1,718,004
Diversified Banks-1.28%
Bank of America Corp.	13,642	644,857
Citigroup, Inc.	7,789	729,829
Fifth Third Bancorp	15,577	647,536
JPMorgan Chase & Co.	2,271	672,761
KeyCorp	37,570	673,255
PNC Financial Services Group, Inc. (The)	3,415	649,772
U.S. Bancorp	13,799	620,403
Wells Fargo & Co.	8,132	655,683
		5,294,096
Diversified Financial Services-0.16%
Apollo Global Management, Inc.	4,413	641,297
Diversified Support Services-0.28%
Cintas Corp.	2,757	613,570
Copart, Inc.(c)	12,077	547,451
		1,161,021
Drug Retail-0.15%
Walgreens Boots Alliance, Inc.	53,781	626,011
Electric Utilities-2.66%
Alliant Energy Corp.	9,974	648,410
American Electric Power Co., Inc.	5,981	676,690
Constellation Energy Corp.	2,093	728,029
Duke Energy Corp.	5,233	636,542
Edison International	12,303	641,232
Entergy Corp.	7,425	671,443
Evergy, Inc.	9,033	639,537
Eversource Energy	9,302	614,862
Exelon Corp.	14,221	639,092
FirstEnergy Corp.	15,226	650,303
NextEra Energy, Inc.	8,356	593,777
NRG Energy, Inc.	4,096	684,851
PG&E Corp.	42,379	594,154
Pinnacle West Capital Corp.	6,828	618,753
PPL Corp.	18,055	644,383
Southern Co. (The)	6,804	642,842
Xcel Energy, Inc.	8,930	655,819
		10,980,719
Electrical Components & Equipment-1.04%
AMETEK, Inc.	3,363	621,651
Eaton Corp. PLC	1,870	719,426
Emerson Electric Co.	4,815	700,631
Generac Holdings, Inc.(c)	4,691	913,291
Hubbell, Inc.	1,571	687,281
Rockwell Automation, Inc.	1,874	659,104
		4,301,384
Electronic Components-0.35%
Amphenol Corp., Class A	6,545	697,108
Corning, Inc.	12,087	764,382
		1,461,490
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Electronic Equipment & Instruments-0.65%
Keysight Technologies, Inc.(c)	3,748	$614,335
Teledyne Technologies, Inc.(b)(c)	1,220	672,244
Trimble, Inc.(c)	8,401	704,760
Zebra Technologies Corp., Class A(c)	2,093	709,569
		2,700,908
Electronic Manufacturing Services-0.37%
Jabil, Inc.	3,424	764,134
TE Connectivity PLC (Switzerland)	3,686	758,395
		1,522,529
Environmental & Facilities Services-0.59%
Republic Services, Inc.	2,466	568,783
Rollins, Inc.	10,709	613,304
Veralto Corp.	6,215	651,519
Waste Management, Inc.	2,621	600,628
		2,434,234
Fertilizers & Agricultural Chemicals-0.45%
CF Industries Holdings, Inc.	6,399	594,019
Corteva, Inc.	8,467	610,725
Mosaic Co. (The)	17,601	633,812
		1,838,556
Financial Exchanges & Data-1.59%
Cboe Global Markets, Inc.	2,744	661,414
CME Group, Inc., Class A	2,263	629,748
Coinbase Global, Inc., Class A(b)(c)	2,426	916,446
FactSet Research Systems, Inc.	1,444	581,788
Intercontinental Exchange, Inc.	3,445	636,739
MarketAxess Holdings, Inc.	2,702	555,261
Moody’s Corp.	1,252	645,694
MSCI, Inc.	1,095	614,689
Nasdaq, Inc.	7,029	676,330
S&P Global, Inc.	1,189	655,258
		6,573,367
Food Distributors-0.16%
Sysco Corp.	8,152	648,899
Food Retail-0.16%
Kroger Co. (The)	9,436	661,464
Footwear-0.32%
Deckers Outdoor Corp.(c)	5,660	600,922
NIKE, Inc., Class B	9,669	722,178
		1,323,100
Gas Utilities-0.15%
Atmos Energy Corp.	3,998	623,368
Gold-0.17%
Newmont Corp.	11,437	710,238
Health Care Distributors-0.58%
Cardinal Health, Inc.	3,975	617,000
Cencora, Inc.	2,127	608,492
Henry Schein, Inc.(b)(c)	8,582	580,572
McKesson Corp.	842	583,961
		2,390,025
Health Care Equipment-2.32%
Abbott Laboratories	4,477	564,953
Baxter International, Inc.	19,418	422,536
Becton, Dickinson and Co.	3,540	631,005
Boston Scientific Corp.(c)	6,131	643,264
DexCom, Inc.(c)	7,341	592,933
Edwards Lifesciences Corp.(c)	8,083	641,063
	Shares	Value
Health Care Equipment-(continued)
GE HealthCare Technologies, Inc.	8,317	$593,168
Hologic, Inc.(c)	9,412	628,910
IDEXX Laboratories, Inc.(c)	1,169	624,608
Insulet Corp.(c)	2,013	580,549
Intuitive Surgical, Inc.(c)	1,177	566,243
Medtronic PLC	6,922	624,641
ResMed, Inc.	2,420	658,095
STERIS PLC	2,531	573,246
Stryker Corp.	1,598	627,582
Zimmer Biomet Holdings, Inc.(b)	6,478	593,709
		9,566,505
Health Care Facilities-0.28%
HCA Healthcare, Inc.	1,650	584,083
Universal Health Services, Inc., Class B	3,548	590,565
		1,174,648
Health Care REITs-0.62%
Alexandria Real Estate Equities, Inc.(b)	8,337	637,197
Healthpeak Properties, Inc.(b)	34,824	589,918
Ventas, Inc.(b)	9,611	645,667
Welltower, Inc., REIT	4,068	671,505
		2,544,287
Health Care Services-0.71%
Cigna Group (The)	1,969	526,471
CVS Health Corp.	9,282	576,412
DaVita, Inc.(b)(c)	4,409	618,892
Labcorp Holdings, Inc.	2,353	611,968
Quest Diagnostics, Inc.	3,448	577,230
		2,910,973
Health Care Supplies-0.39%
Align Technology, Inc.(c)	3,294	424,959
Cooper Cos., Inc. (The)(c)	8,533	603,198
Solventum Corp.(c)	8,202	585,294
		1,613,451
Heavy Electrical Equipment-0.20%
GE Vernova, Inc.	1,271	839,229
Home Furnishings-0.16%
Mohawk Industries, Inc.(c)	5,828	667,364
Home Improvement Retail-0.30%
Home Depot, Inc. (The)	1,697	623,664
Lowe’s Cos., Inc.	2,758	616,606
		1,240,270
Homebuilding-0.63%
D.R. Horton, Inc.	4,890	698,488
Lennar Corp., Class A	5,466	613,176
NVR, Inc.(c)	84	634,157
PulteGroup, Inc.	5,888	664,873
		2,610,694
Homefurnishing Retail-0.18%
Williams-Sonoma, Inc.	3,928	734,732
Hotel & Resort REITs-0.15%
Host Hotels & Resorts, Inc.	38,492	605,094
Hotels, Resorts & Cruise Lines-1.30%
Airbnb, Inc., Class A(c)	4,412	584,193
Booking Holdings, Inc.	112	616,455
Carnival Corp.(c)	25,542	760,385
Expedia Group, Inc.	3,529	635,996
Hilton Worldwide Holdings, Inc.	2,402	643,928
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Hotels, Resorts & Cruise Lines-(continued)
Marriott International, Inc., Class A	2,287	$603,379
Norwegian Cruise Line Holdings Ltd.(c)	31,961	816,923
Royal Caribbean Cruises Ltd.	2,272	722,201
		5,383,460
Household Products-0.70%
Church & Dwight Co., Inc.(b)	6,146	576,311
Clorox Co. (The)	4,822	605,450
Colgate-Palmolive Co.	6,624	555,423
Kimberly-Clark Corp.	4,599	573,127
Procter & Gamble Co. (The)	3,756	565,165
		2,875,476
Human Resource & Employment Services-0.56%
Automatic Data Processing, Inc.	1,959	606,310
Dayforce, Inc.(b)(c)	10,062	580,275
Paychex, Inc.(b)	3,963	571,980
Paycom Software, Inc.	2,416	559,401
		2,317,966
Independent Power Producers & Energy Traders-0.35%
AES Corp. (The)	53,123	698,568
Vistra Corp.	3,667	764,716
		1,463,284
Industrial Conglomerates-0.29%
3M Co.	4,139	617,622
Honeywell International, Inc.	2,693	598,788
		1,216,410
Industrial Gases-0.30%
Air Products and Chemicals, Inc.	2,156	620,669
Linde PLC	1,299	597,878
		1,218,547
Industrial Machinery & Supplies & Components-1.77%
Dover Corp.	3,413	618,231
Fortive Corp.	11,287	540,986
IDEX Corp.(b)	3,328	544,161
Illinois Tool Works, Inc.	2,481	635,062
Ingersoll Rand, Inc.	7,325	619,915
Nordson Corp.(b)	2,782	595,932
Otis Worldwide Corp.	6,389	547,473
Parker-Hannifin Corp.	912	667,493
Pentair PLC	6,140	627,508
Snap-on, Inc.	1,895	608,655
Stanley Black & Decker, Inc.(b)	8,945	605,129
Xylem, Inc.	4,798	693,887
		7,304,432
Industrial REITs-0.15%
Prologis, Inc., REIT	5,614	599,463
Insurance Brokers-0.71%
Aon PLC, Class A	1,742	619,647
Arthur J. Gallagher & Co.	1,956	561,861
Brown & Brown, Inc.	5,838	533,418
Marsh & McLennan Cos., Inc.	2,803	558,358
Willis Towers Watson PLC	2,071	654,042
		2,927,326
Integrated Oil & Gas-0.45%
Chevron Corp.	4,205	637,707
Exxon Mobil Corp.	5,578	622,728
Occidental Petroleum Corp.	13,593	597,276
		1,857,711
	Shares	Value
Integrated Telecommunication Services-0.44%
AT&T, Inc.	21,518	$589,808
T-Mobile US, Inc.	2,643	630,118
Verizon Communications, Inc.	13,943	596,203
		1,816,129
Interactive Home Entertainment-0.29%
Electronic Arts, Inc.	4,128	629,479
Take-Two Interactive Software, Inc.(c)	2,607	580,657
		1,210,136
Interactive Media & Services-0.49%
Alphabet, Inc., Class A	1,900	364,610
Alphabet, Inc., Class C	1,560	300,862
Match Group, Inc.	19,335	662,610
Meta Platforms, Inc., Class A	887	686,041
		2,014,123
Internet Services & Infrastructure-0.42%
Akamai Technologies, Inc.(c)	7,804	595,523
GoDaddy, Inc., Class A(c)	3,449	557,290
VeriSign, Inc.	2,170	583,448
		1,736,261
Investment Banking & Brokerage-0.66%
Charles Schwab Corp. (The)	6,900	674,337
Goldman Sachs Group, Inc. (The)	970	701,882
Morgan Stanley	4,629	659,447
Raymond James Financial, Inc.	4,119	688,409
		2,724,075
IT Consulting & Other Services-0.64%
Accenture PLC, Class A (Ireland)	1,902	508,024
Cognizant Technology Solutions Corp., Class A	7,563	542,721
EPAM Systems, Inc.(c)	3,453	544,573
Gartner, Inc.(c)	1,473	498,831
International Business Machines Corp.	2,160	546,804
		2,640,953
Leisure Products-0.16%
Hasbro, Inc.	8,835	664,039
Life & Health Insurance-0.76%
Aflac, Inc.	6,010	597,154
Globe Life, Inc.	5,084	714,149
MetLife, Inc.	7,724	586,638
Principal Financial Group, Inc.	7,972	620,461
Prudential Financial, Inc.	5,831	603,975
		3,122,377
Life Sciences Tools & Services-1.52%
Agilent Technologies, Inc.	5,086	583,924
Bio-Techne Corp.	11,831	647,511
Charles River Laboratories International, Inc.(c)	4,028	683,310
Danaher Corp.	2,970	585,565
IQVIA Holdings, Inc.(c)	3,842	714,074
Mettler-Toledo International, Inc.(c)	515	635,345
Revvity, Inc.(b)	6,353	558,429
Thermo Fisher Scientific, Inc.	1,468	686,554
Waters Corp.(c)	1,757	507,351
West Pharmaceutical Services, Inc.	2,731	653,419
		6,255,482
Managed Health Care-0.54%
Centene Corp.(c)	11,032	287,604
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Managed Health Care-(continued)
Elevance Health, Inc.	1,600	$452,928
Humana, Inc.	2,636	658,657
Molina Healthcare, Inc.(c)	2,079	328,212
UnitedHealth Group, Inc.	1,968	491,134
		2,218,535
Metal, Glass & Plastic Containers-0.15%
Ball Corp.	11,111	636,216
Movies & Entertainment-0.78%
Live Nation Entertainment, Inc.(b)(c)	4,248	627,430
Netflix, Inc.(c)	505	585,497
TKO Group Holdings, Inc.	3,702	621,973
Walt Disney Co. (The)	5,094	606,746
Warner Bros. Discovery, Inc.(c)	58,028	764,229
		3,205,875
Multi-Family Residential REITs-0.82%
AvalonBay Communities, Inc.	2,947	548,967
Camden Property Trust	5,192	566,966
Equity Residential(b)	8,798	556,034
Essex Property Trust, Inc.(b)	2,129	553,923
Mid-America Apartment Communities, Inc.	4,065	578,978
UDR, Inc.	14,673	576,502
		3,381,370
Multi-line Insurance-0.14%
American International Group, Inc.	7,223	560,721
Multi-Sector Holdings-0.14%
Berkshire Hathaway, Inc., Class B(c)	1,241	585,603
Multi-Utilities-1.56%
Ameren Corp.	6,364	643,591
CenterPoint Energy, Inc.(b)	16,845	653,923
CMS Energy Corp.	8,720	643,536
Consolidated Edison, Inc.	5,952	616,032
Dominion Energy, Inc.	10,982	641,898
DTE Energy Co.	4,517	625,198
NiSource, Inc.	15,449	655,810
Public Service Enterprise Group, Inc.	7,550	677,915
Sempra	8,019	654,992
WEC Energy Group, Inc.(b)	5,779	630,373
		6,443,268
Office REITs-0.13%
BXP, Inc.(b)	8,358	546,864
Oil & Gas Equipment & Services-0.46%
Baker Hughes Co., Class A	15,633	704,267
Halliburton Co.	27,484	615,641
Schlumberger N.V.	17,046	576,155
		1,896,063
Oil & Gas Exploration & Production-1.29%
APA Corp.(b)	31,095	599,823
ConocoPhillips	6,529	622,475
Coterra Energy, Inc.	23,652	576,872
Devon Energy Corp.	17,688	587,595
Diamondback Energy, Inc.	4,099	609,357
EOG Resources, Inc.	5,079	609,582
EQT Corp.	11,298	607,267
Expand Energy Corp.	5,435	569,479
Texas Pacific Land Corp.(b)	551	533,440
		5,315,890
	Shares	Value
Oil & Gas Refining & Marketing-0.46%
Marathon Petroleum Corp.	3,706	$630,724
Phillips 66	5,043	623,214
Valero Energy Corp.	4,543	623,799
		1,877,737
Oil & Gas Storage & Transportation-0.59%
Kinder Morgan, Inc.	21,931	615,384
ONEOK, Inc.	7,347	603,262
Targa Resources Corp.	3,591	597,578
Williams Cos., Inc. (The)	10,339	619,823
		2,436,047
Other Specialized REITs-0.29%
Iron Mountain, Inc.	6,032	587,275
VICI Properties, Inc.	18,771	611,935
		1,199,210
Other Specialty Retail-0.33%
Tractor Supply Co.(b)	11,888	677,022
Ulta Beauty, Inc.(c)	1,334	687,023
		1,364,045
Packaged Foods & Meats-1.73%
Campbell’s Co. (The)(b)	18,261	582,891
Conagra Brands, Inc.	27,257	497,713
General Mills, Inc.(b)	11,252	551,123
Hershey Co. (The)	3,622	674,163
Hormel Foods Corp.	19,720	553,935
J.M. Smucker Co. (The)	6,363	683,004
Kellanova	7,467	596,091
Kraft Heinz Co. (The)	23,086	633,942
Lamb Weston Holdings, Inc.	10,928	623,661
McCormick & Co., Inc.(b)	8,069	569,913
Mondelez International, Inc., Class A	9,117	589,779
Tyson Foods, Inc., Class A	11,015	576,084
		7,132,299
Paper & Plastic Packaging Products & Materials-0.74%
Amcor PLC	66,581	622,532
Avery Dennison Corp.	3,441	577,297
International Paper Co.	12,956	605,563
Packaging Corp. of America	3,162	612,638
Smurfit WestRock PLC	14,059	623,938
		3,041,968
Passenger Airlines-0.46%
Delta Air Lines, Inc.	12,397	659,644
Southwest Airlines Co.	18,208	563,174
United Airlines Holdings, Inc.(c)	7,749	684,314
		1,907,132
Passenger Ground Transportation-0.15%
Uber Technologies, Inc.(c)	7,044	618,111
Personal Care Products-0.34%
Estee Lauder Cos., Inc. (The), Class A	8,758	817,472
Kenvue, Inc.	27,907	598,326
		1,415,798
Pharmaceuticals-0.98%
Bristol-Myers Squibb Co.	12,159	526,606
Eli Lilly and Co.	762	563,933
Johnson & Johnson	3,936	648,417
Merck & Co., Inc.	7,589	592,853
Pfizer, Inc.	24,911	580,177
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Pharmaceuticals-(continued)
Viatris, Inc.	67,914	$593,568
Zoetis, Inc.	3,676	535,924
		4,041,478
Property & Casualty Insurance-1.59%
Allstate Corp. (The)	3,099	629,872
Arch Capital Group Ltd.	6,815	586,499
Assurant, Inc.	3,095	579,693
Chubb Ltd.	2,133	567,463
Cincinnati Financial Corp.	4,147	611,724
Erie Indemnity Co., Class A(b)	1,711	609,527
Hartford Insurance Group, Inc. (The)	4,904	610,009
Loews Corp.	6,921	626,627
Progressive Corp. (The)	2,308	558,628
Travelers Cos., Inc. (The)	2,343	609,742
W.R. Berkley Corp.	8,417	579,174
		6,568,958
Publishing-0.15%
News Corp., Class A	16,222	475,629
News Corp., Class B	4,792	160,149
		635,778
Rail Transportation-0.47%
CSX Corp.	18,867	670,533
Norfolk Southern Corp.	2,421	673,038
Union Pacific Corp.	2,693	597,765
		1,941,336
Real Estate Services-0.34%
CBRE Group, Inc., Class A(c)	4,558	709,863
CoStar Group, Inc.(c)	7,453	709,451
		1,419,314
Regional Banks-0.80%
Citizens Financial Group, Inc.	14,732	703,011
Huntington Bancshares, Inc.	37,905	622,779
M&T Bank Corp.	3,307	624,031
Regions Financial Corp.	27,338	692,472
Truist Financial Corp.	15,147	662,075
		3,304,368
Reinsurance-0.15%
Everest Group Ltd.	1,825	612,835
Research & Consulting Services-0.59%
Equifax, Inc.	2,247	539,797
Jacobs Solutions, Inc.	4,817	683,388
Leidos Holdings, Inc.	4,171	665,900
Verisk Analytics, Inc.	1,962	546,829
		2,435,914
Restaurants-1.01%
Chipotle Mexican Grill, Inc.(c)	11,782	505,212
Darden Restaurants, Inc.	2,799	564,474
Domino’s Pizza, Inc.	1,359	629,502
DoorDash, Inc., Class A(c)	2,798	700,200
McDonald’s Corp.	2,016	604,941
Starbucks Corp.	6,390	569,733
Yum! Brands, Inc.	4,253	613,070
		4,187,132
Retail REITs-0.74%
Federal Realty Investment Trust	6,331	583,465
Kimco Realty Corp.	29,058	616,901
Realty Income Corp., REIT	10,559	592,677
	Shares	Value
Retail REITs-(continued)
Regency Centers Corp.	8,595	$613,683
Simon Property Group, Inc.	3,825	626,497
		3,033,223
Self-Storage REITs-0.27%
Extra Space Storage, Inc.	4,068	546,577
Public Storage	2,026	550,950
		1,097,527
Semiconductor Materials & Equipment-0.74%
Applied Materials, Inc.	3,539	637,232
Enphase Energy, Inc.(c)	13,461	435,598
KLA Corp.	694	610,047
Lam Research Corp.	6,708	636,187
Teradyne, Inc.	7,029	755,125
		3,074,189
Semiconductors-2.15%
Advanced Micro Devices, Inc.(c)	5,036	887,897
Analog Devices, Inc.	2,628	590,328
Broadcom, Inc.	2,408	707,230
First Solar, Inc.(b)(c)	3,626	633,571
Intel Corp.	29,487	583,843
Microchip Technology, Inc.	8,762	592,224
Micron Technology, Inc.	5,265	574,622
Monolithic Power Systems, Inc.	839	596,730
NVIDIA Corp.	4,267	758,971
NXP Semiconductors N.V. (Netherlands)	2,802	598,984
ON Semiconductor Corp.(b)(c)	11,784	664,146
QUALCOMM, Inc.	3,819	560,476
Skyworks Solutions, Inc.	8,374	573,954
Texas Instruments, Inc.	3,054	552,957
		8,875,933
Single-Family Residential REITs-0.14%
Invitation Homes, Inc.	18,306	561,079
Soft Drinks & Non-alcoholic Beverages-0.58%
Coca-Cola Co. (The)	8,467	574,825
Keurig Dr Pepper, Inc.	18,565	606,147
Monster Beverage Corp.(c)	9,738	572,107
PepsiCo, Inc.	4,687	646,431
		2,399,510
Specialty Chemicals-0.99%
Albemarle Corp.(b)	9,380	636,433
DuPont de Nemours, Inc.	8,785	631,641
Eastman Chemical Co.	7,611	552,635
Ecolab, Inc.	2,274	595,242
International Flavors & Fragrances, Inc.	7,793	553,537
PPG Industries, Inc.	5,404	570,122
Sherwin-Williams Co. (The)	1,710	565,805
		4,105,415
Steel-0.33%
Nucor Corp.	5,202	744,250
Steel Dynamics, Inc.	4,694	598,767
		1,343,017
Systems Software-1.09%
CrowdStrike Holdings, Inc., Class A(c)	1,287	585,032
Fortinet, Inc.(c)	5,949	594,305
Gen Digital, Inc.	20,715	610,885
Microsoft Corp.	1,297	691,949
Oracle Corp.	3,457	877,283
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Systems Software-(continued)
Palo Alto Networks, Inc.(b)(c)	3,146	$546,146
ServiceNow, Inc.(c)	616	580,962
		4,486,562
Technology Distributors-0.15%
CDW Corp.	3,481	607,017
Technology Hardware, Storage & Peripherals-1.39%
Apple, Inc.	3,066	636,410
Dell Technologies, Inc., Class C	5,476	726,611
Hewlett Packard Enterprise Co.	33,471	692,515
HP, Inc.	24,570	609,336
NetApp, Inc.	5,948	619,365
Seagate Technology Holdings PLC	4,815	756,003
Super Micro Computer, Inc.(b)(c)	14,107	831,890
Western Digital Corp.(b)	10,957	862,206
		5,734,336
Telecom Tower REITs-0.45%
American Tower Corp.	2,837	591,202
Crown Castle, Inc.	6,106	641,680
SBA Communications Corp., Class A	2,705	607,868
		1,840,750
Timber REITs-0.14%
Weyerhaeuser Co.(b)	22,291	558,390
Tobacco-0.29%
Altria Group, Inc.	10,187	630,983
Philip Morris International, Inc.	3,325	545,466
		1,176,449
Trading Companies & Distributors-0.48%
Fastenal Co.	14,305	659,890
United Rentals, Inc.	839	740,787
W.W. Grainger, Inc.	560	582,142
		1,982,819
Transaction & Payment Processing Services-1.27%
Block, Inc., Class A(b)(c)	8,505	657,096
Corpay, Inc.(c)	1,738	561,461
Fidelity National Information Services, Inc.	7,530	597,957
Fiserv, Inc.(c)	3,622	503,241
Global Payments, Inc.	7,665	612,817
Jack Henry & Associates, Inc.(b)	3,402	577,710
Mastercard, Inc., Class A	1,038	587,996
PayPal Holdings, Inc.(c)	8,183	562,663
Visa, Inc., Class A	1,627	562,080
		5,223,021
Water Utilities-0.15%
American Water Works Co., Inc.	4,344	609,203
Total Common Stocks & Other Equity Interests (Cost $294,688,936)		312,812,370
	Principal Amount
Equity Linked Notes-5.12%
Diversified Banks-3.93%
Bank of Montreal (Invesco S&P 500 Equal Weight ETF), 174.00%, 08/06/2025(e)	$1,053,000	1,057,922
BNP Paribas S.A. (Invesco S&P 500 Equal Weight ETF), 156.89%, 08/22/2025(e)	1,083,000	1,092,649
BNP Paribas S.A. (Invesco S&P 500 Equal Weight ETF), 132.85%, 08/27/2025(e)	1,082,000	1,063,699
	Principal Amount	Value
Diversified Banks-(continued)
BNP Paribas S.A. (Invesco S&P 500 Equal Weight ETF), 141.44%, 09/03/2025	$1,051,000	$1,051,000
Canadian Imperial Bank of Commerce (Invesco S&P 500 Equal Weight ETF), 172.25%, 08/08/2025(e)	1,396,000	1,357,599
Canadian Imperial Bank of Commerce (Invesco S&P 500 Equal Weight ETF), 173.00%, 08/12/2025(e)	907,000	911,426
J.P. Morgan Chase & Co. (Invesco S&P 500 Equal Weight ETF), 167.62%, 08/13/2025(e)	977,000	974,699
Mizuho Financial Group, Inc. (Invesco S&P 500 Equal Weight ETF), 178.00%, 08/15/2025(e)	1,082,000	1,090,656
Mizuho Financial Group, Inc. (Invesco S&P 500 Equal Weight ETF), 160.20%, 08/18/2025(e)	1,082,000	1,092,788
Royal Bank of Canada (Invesco S&P 500 Equal Weight ETF), 159.78%, 08/11/2025(e)	922,000	919,077
Societe Generale (Invesco S&P 500 Equal Weight ETF), 161.11%, 08/07/2025(e)	1,056,000	1,044,646
Societe Generale (Invesco S&P 500 Equal Weight ETF), 153.57%, 08/19/2025(e)	938,000	947,464
Societe Generale (Invesco S&P 500 Equal Weight ETF), 152.00%, 08/20/2025(e)	938,000	947,210
Societe Generale (Invesco S&P 500 Equal Weight ETF), 135.25%, 08/26/2025(e)	1,298,000	1,289,002
UBS AG (Invesco S&P 500 Equal Weight ETF), 162.75%, 08/29/2025	1,393,000	1,384,464
		16,224,301
Investment Banking & Brokerage-1.19%
Goldman Sachs Group, Inc. (The) (Invesco S&P 500 Equal Weight ETF), 178.85%, 08/14/2025(e)	653,000	659,183
Goldman Sachs Group, Inc. (The) (Invesco S&P 500 Equal Weight ETF), 155.05%, 08/21/2025(e)	730,000	734,933
Goldman Sachs Group, Inc. (The) (Invesco S&P 500 Equal Weight ETF), 136.10%, 08/28/2025(e)	1,458,000	1,438,251
Nomura Holdings, Inc. (Invesco S&P 500 Equal Weight ETF), 143.70%, 08/25/2025(e)	979,000	972,125
Nomura Holdings, Inc. (Invesco S&P 500 Equal Weight ETF), 141.00%, 09/02/2025(e)	1,104,000	1,092,608
		4,897,100
Total Equity Linked Notes (Cost $21,182,000)		21,121,401
	Shares
Money Market Funds-19.51%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.24%(d)(f) (Cost $80,490,291)	80,490,291	80,490,291
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.44% (Cost $396,361,227)		414,424,062
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.08%
Invesco Private Government Fund, 4.32%(d)(f)(g)	6,964,668	$6,964,668
Invesco Private Prime Fund, 4.46%(d)(f)(g)	18,129,595	18,133,221
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,097,969)		25,097,889
TOTAL INVESTMENTS IN SECURITIES-106.52% (Cost $421,459,196)		439,521,951
OTHER ASSETS LESS LIABILITIES-(6.52)%		(26,885,740)
NET ASSETS-100.00%		$412,636,211

Investment Abbreviations:
ETF	-Exchange-Traded Fund
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Invesco Ltd.	$439,777	$351,472	$(112,624)	$173,395	$(1,829)	$850,191	$16,569
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	50,749,067	30,838,256	(81,587,323)	-	-	-	899,892
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	108,176,245	(27,685,954)	-	-	80,490,291	844,733
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,891,489	51,177,515	(46,104,336)	-	-	6,964,668	153,168 *
Invesco Private Prime Fund	4,915,419	107,291,472	(94,072,241)	103	(1,532)	18,133,221	403,382 *
Total	$57,995,752	$297,834,960	$(249,562,478)	$173,498	$(3,361)	$106,438,371	$2,317,744

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $18,685,937, which represented 4.53% of the Fund’s Net Assets.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Short Duration Total Return Bond ETF (GTOS)
July 31, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-72.88%
Advertising-0.14%
Lamar Media Corp., 4.88%, 01/15/2029	$14,000	$13,761
Aerospace & Defense-1.14%
Boeing Co. (The)
6.26% 05/01/2027	9,000	9,234
6.30% 05/01/2029	10,000	10,562
L3Harris Technologies, Inc., 5.40%, 01/15/2027	12,000	12,151
Lockheed Martin Corp., 4.15%, 08/15/2028	12,000	11,972
RTX Corp.
5.00% 02/27/2026	9,000	9,018
5.75% 11/08/2026	18,000	18,270
TransDigm, Inc.
6.75% 08/15/2028(b)	12,000	12,259
6.38% 03/01/2029(b)	29,000	29,716
		113,182
Agricultural & Farm Machinery-0.63%
AGCO Corp., 5.45%, 03/21/2027	2,000	2,016
CNH Industrial Capital LLC
5.45% 10/14/2025	24,000	24,038
4.75% 03/21/2028	8,000	8,042
John Deere Capital Corp., 4.38%, 10/15/2030	29,000	28,901
		62,997
Apparel Retail-0.04%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	4,000	3,696
Application Software-0.66%
Intuit, Inc.
5.25% 09/15/2026	9,000	9,086
5.13% 09/15/2028	24,000	24,639
Roper Technologies, Inc., 4.50%, 10/15/2029	12,000	11,969
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	9,000	9,009
Synopsys, Inc., 4.85%, 04/01/2030	11,000	11,128
		65,831
Asset Management & Custody Banks-0.58%
Bank of New York Mellon Corp. (The)
4.44% 06/09/2028(c)	10,000	10,022
5.03% (SOFR + 0.68%), 06/09/2028(d)	20,000	20,099
4.98% 03/14/2030(c)(e)	4,000	4,085
Blackstone Secured Lending Fund, 5.88%, 11/15/2027	8,000	8,141
Golub Capital Private Credit Fund, 5.45%, 08/15/2028(b)	4,000	3,986
New Mountain Finance Corp., 6.20%, 10/15/2027	11,000	11,138
		57,471
Automobile Manufacturers-5.68%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	31,000	30,708
American Honda Finance Corp., 5.80%, 10/03/2025(e)	29,000	29,053
Daimler Truck Finance North America LLC (Germany), 4.95%, 01/13/2028(b)	35,000	35,296
Ford Motor Credit Co. LLC
7.30% (SOFR + 2.95%), 03/06/2026(d)(e)	200,000	202,066
5.85% 05/17/2027	50,000	50,362
Honda Motor Co. Ltd. (Japan)
4.44% 07/08/2028	50,000	49,932
4.69% 07/08/2030	64,000	64,063
	Principal Amount	Value
Automobile Manufacturers-(continued)
Hyundai Capital America
5.50% 03/30/2026(b)	$9,000	$9,052
5.65% 06/26/2026(b)(e)	11,000	11,100
5.30% 03/19/2027(b)	9,000	9,089
4.88% 06/23/2027(b)	31,000	31,110
5.00% 01/07/2028(b)	20,000	20,135
5.30% 01/08/2030(b)	8,000	8,169
Toyota Motor Credit Corp.
4.55% 08/07/2026	8,000	8,012
4.55% 08/09/2029	8,000	8,055
		566,202
Automotive Parts & Equipment-0.13%
PHINIA, Inc., 6.75%, 04/15/2029(b)	13,000	13,394
Automotive Retail-0.82%
Advance Auto Parts, Inc., 5.90%, 03/09/2026	30,000	30,174
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	31,000	30,537
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)(e)	12,000	11,578
O’Reilly Automotive, Inc., 5.75%, 11/20/2026	9,000	9,134
		81,423
Biotechnology-0.19%
AbbVie, Inc.
4.80% 03/15/2027	11,000	11,075
4.80% 03/15/2029	8,000	8,129
		19,204
Cable & Satellite-0.92%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)	80,000	79,917
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	12,000	12,176
		92,093
Cargo Ground Transportation-0.53%
Penske Truck Leasing Co. L.P./PTL Finance Corp.
5.75% 05/24/2026(b)	12,000	12,087
5.35% 01/12/2027(b)	3,000	3,026
4.40% 07/01/2027(b)	13,000	12,951
6.05% 08/01/2028(b)	8,000	8,312
Ryder System, Inc.
5.30% 03/15/2027	9,000	9,104
4.90% 12/01/2029	7,000	7,086
		52,566
Commercial & Residential Mortgage Finance-0.04%
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	4,000	4,058
Construction Machinery & Heavy Transportation Equipment-0.48%
Caterpillar Financial Services Corp., 5.15%, 08/11/2025	22,000	22,005
Cummins, Inc., 4.25%, 05/09/2028	10,000	10,015
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/2030	16,000	16,208
		48,228
Construction Materials-0.25%
JH North America Holdings, Inc., 5.88%, 01/31/2031(b)	25,000	25,101
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Consumer Finance-1.38%
American Express Co.
5.65% 04/23/2027(c)	$12,000	$12,089
4.73% 04/25/2029(c)	30,000	30,268
5.62% (SOFR + 1.26%), 04/25/2029(d)(e)	25,000	25,375
4.35% 07/20/2029(c)	18,000	17,967
5.16% (SOFR + 0.81%), 07/20/2029(d)	27,000	27,043
Capital One Financial Corp., 7.15%, 10/29/2027(c)	8,000	8,242
General Motors Financial Co., Inc., 5.40%, 04/06/2026	14,000	14,067
Synchrony Financial, 5.02%, 07/29/2029(c)	2,000	1,999
		137,050
Consumer Staples Merchandise Retail-0.20%
Walmart, Inc., 4.79% (SOFR + 0.43%), 04/28/2027(d)	20,000	20,087
Distributors-0.10%
Genuine Parts Co., 6.50%, 11/01/2028	9,000	9,523
Diversified Banks-18.00%
Bank of America Corp.
4.62% 05/09/2029(c)	10,000	10,044
5.45% (SOFR + 1.11%), 05/09/2029(d)	30,000	30,242
5.82% 09/15/2029(c)	9,000	9,352
Bank of America N.A., 5.53%, 08/18/2026	68,000	68,729
Bank of Montreal (Canada), 5.92%, 09/25/2025	36,000	36,072
Barclays PLC (United Kingdom), 7.33%, 11/02/2026(c)	200,000	201,202
Citigroup, Inc.
5.61% 09/29/2026(c)	60,000	60,075
4.64% 05/07/2028(c)	39,000	39,048
5.49% (SOFR + 1.14%), 05/07/2028(d)	20,000	20,149
4.79% 03/04/2029(c)	40,000	40,217
4.54% 09/19/2030(c)	15,000	14,943
5.81% (SOFR + 1.46%), 05/07/2031(d)	22,000	22,247
Fifth Third Bancorp, 6.34%, 07/27/2029(c)	4,000	4,205
Goldman Sachs Bank USA, 5.28%, 03/18/2027(c)	40,000	40,150
JPMorgan Chase & Co.
6.07% 10/22/2027(c)	13,000	13,238
5.04% 01/23/2028(c)	9,000	9,073
5.57% 04/22/2028(c)	10,000	10,179
4.98% 07/22/2028(c)	37,000	37,366
4.51% 10/22/2028(c)	19,000	19,025
6.09% 10/23/2029(c)	9,000	9,429
Series CC, 7.14% (3 mo. Term SOFR + 2.84%)(d)(e)(f)	60,000	60,844
Macquarie Bank Ltd. (Australia), 5.39%, 12/07/2026(b)	11,000	11,166
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	100,000	100,007
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	250,000	254,602
NatWest Group PLC (United Kingdom), 7.47%, 11/10/2026(c)	200,000	201,434
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/2027(c)	9,000	9,214
Royal Bank of Canada (Canada), 4.88%, 01/19/2027	9,000	9,074
Toronto-Dominion Bank (The) (Canada), 4.98% (SOFR + 0.62%), 12/17/2026(d)	54,000	54,188
U.S. Bancorp, 6.79%, 10/26/2027(c)	40,000	41,059
UBS AG (Switzerland), 5.80%, 09/11/2025	200,000	200,239
	Principal Amount	Value
Diversified Banks-(continued)
Wells Fargo & Co.
5.71% 04/22/2028(c)	$9,000	$9,178
4.97% 04/23/2029(c)	20,000	20,238
5.72% (SOFR + 1.37%), 04/23/2029(d)(e)	12,000	12,175
5.57% 07/25/2029(c)	12,000	12,358
6.30% 10/23/2029(c)	12,000	12,630
7.63% (c)(e)(f)	12,000	12,803
Wells Fargo Bank N.A., 5.45%, 08/07/2026	28,000	28,266
Westpac Banking Corp. (Australia)
4.81% (SOFR + 0.46%), 10/20/2026(d)	36,000	36,058
5.18% (SOFR + 0.82%), 07/01/2030(d)(e)	13,000	13,095
		1,793,613
Diversified Financial Services-4.34%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.10%, 01/15/2027	150,000	152,890
Eagle Funding LuxCo S.a.r.l. (Mexico), 5.50%, 08/17/2030(b)	250,000	251,438
LPL Holdings, Inc.
5.70% 05/20/2027	9,000	9,151
6.75% 11/17/2028	8,000	8,497
Macquarie Airfinance Holdings Ltd. (United Kingdom), 5.15%, 03/17/2030(b)	10,000	10,002
		431,978
Diversified Metals & Mining-0.53%
BHP Billiton Finance (USA) Ltd. (Australia), 5.25%, 09/08/2026	20,000	20,193
Glencore Funding LLC (Australia)
4.91% 04/01/2028(b)	4,000	4,039
5.37% 04/04/2029(b)	10,000	10,244
Rio Tinto Finance (USA) PLC (Australia)
4.38% 03/12/2027	12,000	12,038
4.50% 03/14/2028	6,000	6,030
		52,544
Diversified Support Services-0.62%
Element Fleet Management Corp. (Canada), 5.04%, 03/25/2030(b)	49,000	49,444
RB Global Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	12,000	12,299
		61,743
Electric Utilities-4.09%
Duke Energy Corp.
5.00% 12/08/2025	42,000	42,059
4.85% 01/05/2027	11,000	11,077
4.85% 01/05/2029	4,000	4,048
Exelon Corp.
5.15% 03/15/2029	8,000	8,184
5.13% 03/15/2031	11,000	11,230
FirstEnergy Transmission LLC, 4.55%, 01/15/2030	12,000	11,983
National Rural Utilities Cooperative Finance Corp.
5.60% 11/13/2026	10,000	10,135
5.15% (SOFR + 0.80%), 02/05/2027(d)	45,000	45,182
4.12% 09/16/2027	18,000	17,945
4.85% 02/07/2029	9,000	9,147
NextEra Energy Capital Holdings, Inc.
5.75% 09/01/2025	38,000	38,024
4.95% 01/29/2026	26,000	26,042
4.69% 09/01/2027	24,000	24,125
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Niagara Mohawk Power Corp., 4.65%, 10/03/2030(b)	$46,000	$45,703
Oncor Electric Delivery Co. LLC, 4.65%, 11/01/2029	9,000	9,085
PacifiCorp, 5.10%, 02/15/2029	8,000	8,138
Public Service Co. of New Hampshire, 4.40%, 07/01/2028	19,000	19,053
Vistra Operations Co. LLC
5.05% 12/30/2026(b)	8,000	8,020
5.63% 02/15/2027(b)	25,000	24,987
Wisconsin Public Service Corp., 5.35%, 11/10/2025	30,000	30,030
Xcel Energy, Inc., 4.75%, 03/21/2028	3,000	3,019
		407,216
Electrical Components & Equipment-0.82%
EnerSys, 4.38%, 12/15/2027(b)	5,000	4,917
Regal Rexnord Corp., 6.05%, 02/15/2026	47,000	46,979
Vertiv Group Corp., 4.13%, 11/15/2028(b)	31,000	30,177
		82,073
Electronic Equipment & Instruments-0.11%
Keysight Technologies, Inc., 5.35%, 07/30/2030	11,000	11,317
Environmental & Facilities Services-0.46%
Veralto Corp.
5.50% 09/18/2026	36,000	36,325
5.35% 09/18/2028	9,000	9,234
		45,559
Food Distributors-0.98%
Bunge Ltd. Finance Corp., 4.55%, 08/04/2030	98,000	97,838
Health Care Distributors-0.44%
McKesson Corp., 4.65%, 05/30/2030(e)	44,000	44,272
Health Care Equipment-0.70%
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031	7,000	7,038
Smith & Nephew PLC (United Kingdom), 5.15%, 03/20/2027	7,000	7,074
Stryker Corp.
4.55% 02/10/2027	24,000	24,082
4.70% 02/10/2028	31,000	31,295
		69,489
Health Care REITs-0.12%
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	12,000	12,044
Health Care Services-0.75%
CVS Health Corp., 7.00%, 03/10/2055(c)	57,000	58,786
HCA, Inc., 5.00%, 03/01/2028	16,000	16,180
		74,966
Health Care Supplies-0.59%
Solventum Corp.
5.45% 02/25/2027	8,000	8,126
5.40% 03/01/2029	49,000	50,424
		58,550
Hotels, Resorts & Cruise Lines-0.87%
Carnival Corp., 5.75%, 03/15/2030(b)	22,000	22,329
Hilton Domestic Operating Co., Inc.
5.75% 05/01/2028(b)	16,000	16,006
5.88% 04/01/2029(b)	15,000	15,264
	Principal Amount	Value
Hotels, Resorts & Cruise Lines-(continued)
Marriott International, Inc.
4.88% 05/15/2029	$4,000	$4,049
4.80% 03/15/2030	8,000	8,055
Royal Caribbean Cruises Ltd., 5.50%, 04/01/2028(b)	21,000	21,249
		86,952
Housewares & Specialties-0.05%
Newell Brands, Inc., 6.38%, 05/15/2030	5,000	4,858
Independent Power Producers & Energy Traders-0.11%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	11,000	10,823
Industrial Machinery & Supplies & Components-0.33%
ESAB Corp., 6.25%, 04/15/2029(b)	14,000	14,322
Ingersoll Rand, Inc., 5.20%, 06/15/2027	9,000	9,115
Nordson Corp., 5.60%, 09/15/2028	9,000	9,254
		32,691
Industrial REITs-0.06%
LXP Industrial Trust, 6.75%, 11/15/2028	6,000	6,335
Insurance Brokers-0.11%
Arthur J. Gallagher & Co., 4.60%, 12/15/2027	11,000	11,042
Integrated Oil & Gas-1.20%
Chevron USA, Inc., 4.71% (SOFR + 0.36%), 02/26/2027(d)(e)	56,000	56,106
Occidental Petroleum Corp.
5.00% 08/01/2027	9,000	9,072
5.20% 08/01/2029	3,000	3,010
Petroleos Mexicanos (Mexico), 6.88%, 10/16/2025(e)	51,000	51,084
		119,272
Integrated Telecommunication Services-0.31%
TELUS Corp. (Canada), 6.63%, 10/15/2055(c)	21,000	21,275
T-Mobile USA, Inc., 4.95%, 03/15/2028	9,000	9,113
		30,388
Interactive Media & Services-0.35%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	13,000	12,911
WarnerMedia Holdings, Inc., 4.05%, 03/15/2029	23,000	21,611
		34,522
Investment Banking & Brokerage-1.20%
Charles Schwab Corp. (The), 5.88%, 08/24/2026	36,000	36,495
Goldman Sachs Group, Inc. (The)
4.94% 04/23/2028(c)	32,000	32,201
5.64% (SOFR + 1.29%), 04/23/2028(d)	33,000	33,300
Morgan Stanley
5.65% 04/13/2028(c)	9,000	9,171
5.45% 07/20/2029(c)(e)	8,000	8,213
		119,380
Leisure Facilities-0.16%
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	16,000	16,098
Life & Health Insurance-4.49%
Athene Global Funding
5.62% 05/08/2026(b)	25,000	25,211
4.86% 08/27/2026(b)	28,000	28,105
5.52% 03/25/2027(b)	9,000	9,129
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Life & Health Insurance-(continued)
Corebridge Global Funding
5.66% (SOFR + 1.30%), 09/25/2026(b)(d)	$11,000	$11,078
4.65% 08/20/2027(b)	12,000	12,057
5.90% 09/19/2028(b)	9,000	9,346
5.20% 06/24/2029(b)	8,000	8,159
Lincoln Financial Global Funding, 4.63%, 05/28/2028(b)	34,000	34,088
New York Life Global Funding
4.15% 07/25/2028(b)	49,000	48,879
5.02% (SOFR + 0.66%), 07/25/2028(b)(d)	49,000	49,119
Pacific Life Global Funding II
5.41% (SOFR + 1.05%), 07/28/2026(b)(d)	11,000	11,078
5.50% 08/28/2026(b)	22,000	22,248
4.50% 08/28/2029(b)	28,000	28,074
Protective Life Global Funding, 5.37%, 01/06/2026(b)	150,000	150,474
		447,045
Managed Health Care-0.32%
Elevance Health, Inc., 5.35%, 10/15/2025	29,000	29,021
UnitedHealth Group, Inc., 4.75%, 07/15/2026	3,000	3,010
		32,031
Metal, Glass & Plastic Containers-0.09%
Ball Corp., 6.88%, 03/15/2028	9,000	9,194
Multi-Family Residential REITs-0.40%
Camden Property Trust, 5.85%, 11/03/2026	39,000	39,590
Multi-Utilities-0.52%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	16,000	16,087
DTE Energy Co., 4.95%, 07/01/2027	7,000	7,065
Sempra, 6.63%, 04/01/2055(c)	29,000	28,546
		51,698
Office REITs-0.06%
Brandywine Operating Partnership L.P., 8.88%, 04/12/2029	6,000	6,439
Oil & Gas Exploration & Production-1.59%
Diamondback Energy, Inc.
5.20% 04/18/2027	8,000	8,080
5.15% 01/30/2030	22,000	22,409
EOG Resources, Inc., 4.40%, 07/15/2028	12,000	12,039
EQT Corp., 6.50%, 07/01/2027(b)	47,000	47,979
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 02/01/2029(b)	14,000	13,764
Pioneer Natural Resources Co., 5.10%, 03/29/2026	8,000	8,031
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	45,238	46,404
		158,706
Oil & Gas Storage & Transportation-2.10%
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	5,000	5,054
Energy Transfer L.P., 6.05%, 12/01/2026	56,000	56,984
Enterprise Products Operating LLC, 4.30%, 06/20/2028	31,000	30,979
Kinder Morgan, Inc., 5.10%, 08/01/2029	11,000	11,202
ONEOK, Inc.
5.85% 01/15/2026	26,000	26,135
5.55% 11/01/2026	6,000	6,065
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
Plains All American Pipeline L.P., Series B, 8.70% (3 mo. Term SOFR + 4.37%)(d)(f)	$24,000	$24,073
South Bow USA Infrastructure Holdings LLC (Canada)
4.91% 09/01/2027(b)	20,000	20,073
5.03% 10/01/2029(b)	12,000	11,994
Williams Cos., Inc. (The), 4.80%, 11/15/2029	17,000	17,139
		209,698
Packaged Foods & Meats-0.94%
Campbell’s Co. (The), 5.30%, 03/20/2026	8,000	8,033
Mars, Inc.
4.45% 03/01/2027(b)	35,000	35,061
4.60% 03/01/2028(b)	39,000	39,226
4.80% 03/01/2030(b)	11,000	11,113
		93,433
Paper & Plastic Packaging Products & Materials-0.36%
Sealed Air Corp.
6.13% 02/01/2028(b)	16,000	16,163
7.25% 02/15/2031(b)	19,000	19,772
		35,935
Passenger Airlines-0.87%
Delta Air Lines, Inc.
4.95% 07/10/2028(e)	50,000	50,253
5.25% 07/10/2030	33,000	33,333
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(b)	3,115	3,108
		86,694
Personal Care Products-0.22%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029(b)	15,000	14,729
Kenvue, Inc., 5.35%, 03/22/2026	7,000	7,032
		21,761
Pharmaceuticals-0.89%
AstraZeneca Finance LLC (United Kingdom)
4.80% 02/26/2027	10,000	10,091
4.85% 02/26/2029	24,000	24,439
Bristol-Myers Squibb Co., 4.95%, 02/20/2026	10,000	10,033
Johnson & Johnson, 4.70%, 03/01/2030	9,000	9,181
Novartis Capital Corp., 3.80%, 09/18/2029	9,000	8,885
Zoetis, Inc., 5.40%, 11/14/2025	26,000	26,039
		88,668
Regional Banks-0.27%
Santander Holdings USA, Inc., 6.12%, 05/31/2027(c)	10,000	10,104
Synovus Financial Corp., 5.20%, 08/11/2025	17,000	16,997
		27,101
Restaurants-0.88%
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(b)	83,000	87,678
Retail REITs-0.10%
Realty Income Corp., 5.05%, 01/13/2026	10,000	9,996
Self-Storage REITs-0.37%
Public Storage Operating Co., 5.05% (SOFR + 0.70%), 04/16/2027(d)	37,000	37,079
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Semiconductors-0.68%
Broadcom, Inc.
5.05% 07/12/2027	$11,000	$11,134
4.15% 02/15/2028	18,000	17,911
4.60% 07/15/2030	39,000	39,024
		68,069
Soft Drinks & Non-alcoholic Beverages-0.96%
Keurig Dr Pepper, Inc., 4.93% (SOFR + 0.58%), 11/15/2026(d)	42,000	42,107
PepsiCo, Inc.
4.10% 01/15/2029	17,000	16,922
4.30% 07/23/2030	37,000	36,844
		95,873
Sovereign Debt-1.78%
Romanian Government International Bond (Romania)
6.63% 02/17/2028(b)	128,000	132,718
5.88% 01/30/2029(b)	44,000	44,731
		177,449
Specialty Chemicals-0.94%
Sherwin-Williams Co. (The)
4.30% 08/15/2028	62,000	61,903
4.50% 08/15/2030(e)	18,000	17,943
Wayfair LLC, 7.25%, 10/31/2029(b)	14,000	14,280
		94,126
Steel-0.31%
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029(b)	31,000	31,043
Systems Software-1.07%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	14,000	13,116
Oracle Corp., 5.80%, 11/10/2025	93,000	93,305
		106,421
Telecom Tower REITs-0.31%
SBA Communications Corp., 3.88%, 02/15/2027	31,000	30,485
Tobacco-0.17%
Altria Group, Inc., 4.88%, 02/04/2028	9,000	9,086
Philip Morris International, Inc.
4.38% 11/01/2027	5,000	5,005
5.25% 09/07/2028	3,000	3,074
		17,165
Trading Companies & Distributors-0.04%
Air Lease Corp., Series B, 4.65%(c)(f)	4,000	3,961
Transaction & Payment Processing Services-0.94%
Block, Inc., 2.75%, 06/01/2026	31,000	30,420
Fiserv, Inc., 5.15%, 03/15/2027	63,000	63,637
		94,057
Total U.S. Dollar Denominated Bonds & Notes (Cost $7,200,009)		7,262,825

Asset-Backed Securities-23.13%
ALA Trust, Series 2025-OANA, Class B, 6.18% (1 mo. Term SOFR + 1.84%), 06/15/2040(b)(d)	50,000	50,371
Angel Oak Mortgage Trust, Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	38,021	38,149
Avis Budget Rental Car Funding (AESOP) LLC
Series 2022-3A, Class A, 4.62%, 02/20/2027(b)	100,000	99,983
	Principal Amount	Value

Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	$100,000	$100,554
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	100,000	102,391
BX Trust
Series 2025-VLT6, Class A, 5.79% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)(d)	40,000	40,035
Series 2025-VLT6, Class B, 6.24% (1 mo. Term SOFR + 1.89%), 03/15/2042(b)(d)	15,000	15,020
COLT 2025-8 Mortgage Loan Trust, Series 2025- 8, Class A1, 5.48%, 08/25/2070(b)	100,000	100,025
Cross Mortgage Trust, Series 2024-H8, Class A1, 5.55%, 12/25/2069(b)(g)	93,020	93,179
Extended Stay America Trust, Series 2021-ESH, Class B, 5.84% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(d)	85,773	85,912
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	25,000	25,328
GCAT Trust
Series 2024-INV1, Class 2A2, 6.50%, 01/25/2054(b)(g)	61,739	62,882
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)	101,986	102,265
IP Mortgage Trust, Series 2025-IP, Class A, 5.25%, 06/10/2042(b)(g)	50,000	50,420
MILE Trust 2025-STNE
Series 2025-STNE, Class B, 6.04% (1 mo. Term SOFR + 1.70%), 07/15/2042(b)(d)	100,000	100,214
Series 2025-STNE, Class C, 6.44% (1 mo. Term SOFR + 2.10%), 07/15/2042(b)(d)	100,000	100,254
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(g)	91,300	91,574
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.57%, 04/25/2065(b)	94,450	94,844
OBX Trust, Series 2023-NQM1, Class A1, 6.12%, 11/25/2062(b)(g)	66,540	66,502
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)	69,913	70,842
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	28,928	30,092
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	23,771	23,259
Subway Funding LLC
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	36,723	37,256
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	24,813	24,483
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	10,000	10,116
TierPoint Issuer LLC
Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	4,667	4,666
Series 2025-1A, Class A2, 6.15%, 04/26/2055(b)	25,000	25,200
UBS Commercial Mortgage Trust, Series 2017- C6, Class AS, 3.93%, 12/15/2050(g)	50,000	47,516
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A, 5.23%, 07/13/2044(b)(g)	110,000	109,870
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value

Series 2025-AZ, Class B, 5.48%, 07/13/2044(b)(g)	$105,000	$104,686
Series 2025-AZ, Class D, 6.43%, 07/13/2044(b)(g)	235,000	235,479
Verus Securitization Trust, Series 2021-R3, Class A1, 1.02%, 04/25/2064(b)(g)	56,697	53,696
WEST Trust 2025-ROSE, Series 2025-ROSE, Class A, 5.28%, 04/10/2035(b)(g)	50,000	50,733
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	56,000	57,312
Total Asset-Backed Securities (Cost $2,285,643)		2,305,108
U.S. Treasury Securities-3.56%
U.S. Treasury Bills-0.34%(h)
4.11%, 05/14/2026(i)	35,000	33,888
U.S. Treasury Notes-3.22%
3.75%, 06/30/2027	156,700	156,124
3.88%, 07/15/2028	81,500	81,478
3.88%, 06/30/2030	83,800	83,512
		321,114
Total U.S. Treasury Securities (Cost $355,301)		355,002

Agency Credit Risk Transfer Notes-0.69%
Fannie Mae Connecticut Avenue Securities
Series 2023-R02, Class 1M1, 6.65% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(d)(j)	19,359	19,811
Series 2025-R04, Class 1A1, 5.35% (30 Day Average SOFR + 1.00%), 05/25/2045(b)(d)(j)	18,898	18,908
Freddie Mac, Series 2023-DNA1, Class M1, STACR®, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(d)(k)	29,192	29,671
Total Agency Credit Risk Transfer Notes (Cost $67,449)		68,390
	Shares	Value
Preferred Stocks-0.29%
Diversified Financial Services-0.29%
Apollo Global Management, Inc., Pfd., 7.63%, 09/15/2053(c) (Cost $27,500)	1,100	$29,293
Money Market Funds-0.94%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.24%(l)(m) (Cost $93,360)	93,360	93,360
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.49% (Cost $10,029,262)		10,113,978
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.00%
Invesco Private Government Fund, 4.32%(l)(m)(n)	145,307	145,307
Invesco Private Prime Fund, 4.46%(l)(m)(n)	452,513	452,604
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $597,911)		597,911
TOTAL INVESTMENTS IN SECURITIES-107.49% (Cost $10,627,173)		10,711,889
OTHER ASSETS LESS LIABILITIES-(7.49)%		(746,318)
NET ASSETS-100.00%		$9,965,571
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
July 31, 2025
(Unaudited)
Investment Abbreviations:
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $4,332,988, which represented 43.48% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2025.
(e)	All or a portion of this security was out on loan at July 31, 2025.
(f)	Perpetual bond with no specified maturity date.
(g)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2025.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	$33,888 was pledged as collateral to cover margin requirements for open futures contracts.
(j)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(k)
Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(l)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$339,476	$1,228,819	$(1,568,295)	$-	$-	$-	$4,367
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	3,579,336	(3,485,976)	-	-	93,360	3,352
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	173,811	1,420,269	(1,448,773)	-	-	145,307	2,856 *
Invesco Private Prime Fund	451,470	3,105,783	(3,104,629)	31	(51)	452,604	7,612 *
Total	$964,757	$9,334,207	$(9,607,673)	$31	$(51)	$691,271	$18,187

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	27	September-2025	$5,588,578	$(9,656)	$(9,656)
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
July 31, 2025
(Unaudited)
Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	16	September-2025	$(1,730,750)	$355	$355
U.S. Treasury 10 Year Notes	3	September-2025	(333,187)	(348)	(348)
Subtotal—Short Futures Contracts				7	7
Total Futures Contracts				$(9,649)	$(9,649)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco SteelPath MLP & Energy Infrastructure ETF (PIPE)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-68.66%
Gas Utilities-1.90%
AltaGas Ltd. (Canada)	22,622	$669,391
Oil & Gas Equipment & Services-4.61%
Archrock, Inc.	26,130	610,397
Kodiak Gas Services, Inc.	31,547	1,019,914
		1,630,311
Oil & Gas Storage & Transportation-62.15%
Antero Midstream Corp.	64,668	1,186,658
Cheniere Energy, Inc.	7,723	1,821,701
DT Midstream, Inc.	7,158	735,341
Enbridge, Inc. (Canada)	35,759	1,619,525
Gibson Energy, Inc. (Canada)(a)	22,027	397,985
Hess Midstream L.P., Class A	17,832	776,227
Keyera Corp. (Canada)	49,782	1,566,321
Kinder Morgan, Inc.	61,333	1,721,004
Kinetik Holdings, Inc., Class A	23,945	1,038,734
ONEOK, Inc.	22,199	1,822,760
Pembina Pipeline Corp. (Canada)	43,769	1,627,769
South Bow Corp. (Canada)	51,365	1,348,845
Targa Resources Corp.	12,975	2,159,170
TC Energy Corp. (Canada)	39,290	1,881,205
Williams Cos., Inc. (The)	37,825	2,267,609
		21,970,854
Total Common Stocks & Other Equity Interests (Cost $24,359,856)		24,270,556
Master Limited Partnerships & Related Entities-29.61%
Oil & Gas Refining & Marketing-2.93%
Sunoco L.P.	18,708	1,034,739
Oil & Gas Storage & Transportation-26.68%
Energy Transfer L.P.	97,511	1,759,099
	Shares	Value
Oil & Gas Storage & Transportation-(continued)
Enterprise Products Partners L.P.	48,777	$1,511,599
Genesis Energy L.P.	87,764	1,523,583
MPLX L.P.	30,084	1,579,410
Plains GP Holdings L.P., Class A	101,172	1,982,971
Western Midstream Partners L.P.	26,409	1,075,639
		9,432,301
Total Master Limited Partnerships & Related Entities (Cost $10,169,436)		10,467,040
Money Market Funds-1.32%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(b)(c) (Cost $468,097)	468,097	468,097
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.59% (Cost $34,997,389)		35,205,693
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.08%
Invesco Private Government Fund, 4.32%(b)(c)(d)	105,798	105,798
Invesco Private Prime Fund, 4.46%(b)(c)(d)	275,477	275,532
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $381,330)		381,330
TOTAL INVESTMENTS IN SECURITIES-100.67% (Cost $35,378,719)		35,587,023
OTHER ASSETS LESS LIABILITIES-(0.67)%		(237,749)
NET ASSETS-100.00%		$35,349,274

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2025.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$898,594	$(430,497)	$-	$-	$468,097	$4,227
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	2,542,169	(2,436,371)	-	-	105,798	1,241 *
Invesco Private Prime Fund	-	3,614,908	(3,339,330)	-	(46)	275,532	2,963 *
Total	$-	$7,055,671	$(6,206,198)	$-	$(46)	$849,427	$8,431

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP & Energy Infrastructure ETF (PIPE)—(continued)
July 31, 2025
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Top QQQ ETF (QBIG)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-45.21%
Automobiles-2.40%
Tesla, Inc.(b)	2,573	$793,179
Broadline Retail-5.31%
Amazon.com, Inc.(b)	7,501	1,756,059
Interactive Media & Services-8.23%
Alphabet, Inc., Class A	4,111	788,901
Alphabet, Inc., Class C	3,856	743,668
Meta Platforms, Inc., Class A	1,534	1,186,457
		2,719,026
Semiconductors & Semiconductor Equipment-14.16%
Broadcom, Inc.	5,494	1,613,588
NVIDIA Corp.	17,242	3,066,834
		4,680,422
Software-8.48%
Microsoft Corp.	5,251	2,801,408
	Shares	Value
Technology Hardware, Storage & Peripherals-6.63%
Apple, Inc.	10,552	$2,190,279
Total Common Stocks & Other Equity Interests (Cost $13,491,053)		14,940,373

Money Market Funds-47.09%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.24%(c)(d) (Cost $15,561,296)	15,561,296	15,561,296
TOTAL INVESTMENTS IN SECURITIES-92.30% (Cost $29,052,349)		30,501,669
OTHER ASSETS LESS LIABILITIES-7.70%		2,543,356
NET ASSETS-100.00%		$33,045,025

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$20,425,166	$(20,425,166)	$-	$-	$-	$184,162
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	18,358,998	(2,797,702)	-	-	15,561,296	207,876
Total	$-	$38,784,164	$(23,222,868)	$-	$-	$15,561,296	$392,038

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(b)	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Equity Risk
Bank of America, N.A.	Pay	Bank of America MLQBIGG5R Index	SOFR + 0.73%	Quarterly	April-2026	$5,094,361	$-	$834,837	$834,837
Goldman Sachs International	Pay	Goldman Sachs GSQBIGG5R Index	SOFR + 0.82%	Quarterly	April-2026	5,095,312	-	833,728	833,728
Morgan Stanley Capital Services LLC	Pay	Morgan Stanley MSQBIGG5R Index	SOFR + 0.88%	Quarterly	April-2026	5,096,323	-	830,497	830,497
Total Over-The-Counter Total Return Swap Agreements							$—	$2,499,062	$2,499,062

Abbreviations:
SOFR	-Secured Overnight Financing Rate

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	Notional Value is denominated in U.S. Dollars unless otherwise noted.
See accompanying notes which are an integral part of this schedule.

Invesco Top QQQ ETF (QBIG)—(continued)
July 31, 2025
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Total Return Bond ETF (GTO)
July 31, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-52.33%
Aerospace & Defense-0.96%
BAE Systems PLC (United Kingdom)
5.00% 03/26/2027(b)	$913,000	$920,982
5.13% 03/26/2029(b)	662,000	677,428
5.50% 03/26/2054(b)(c)	630,000	619,821
Boeing Co. (The)
6.26% 05/01/2027	53,000	54,376
6.30% 05/01/2029	96,000	101,394
6.39% 05/01/2031	95,000	102,253
6.53% 05/01/2034	459,000	499,765
5.81% 05/01/2050	130,000	125,593
General Dynamics Corp., 4.95%, 08/15/2035	815,000	817,221
Howmet Aerospace, Inc., 4.85%, 10/15/2031	113,000	114,423
Huntington Ingalls Industries, Inc.
5.35% 01/15/2030	145,000	148,273
5.75% 01/15/2035(c)	282,000	290,029
L3Harris Technologies, Inc., 5.40%, 07/31/2033	9,000	9,241
Lockheed Martin Corp.
4.15% 08/15/2028	380,000	379,118
4.50% 02/15/2029	78,000	78,529
4.40% 08/15/2030(c)	1,772,000	1,766,756
4.80% 08/15/2034(c)	255,000	253,579
5.00% 08/15/2035	2,932,000	2,933,178
5.90% 11/15/2063	5,000	5,112
RTX Corp.
5.75% 01/15/2029	64,000	66,762
5.15% 02/27/2033	19,000	19,406
6.40% 03/15/2054	27,000	29,426
TransDigm, Inc.
6.75% 08/15/2028(b)	620,000	633,400
6.38% 03/01/2029(b)	2,810,000	2,879,410
6.38% 05/31/2033(b)	4,788,000	4,830,383
		18,355,858
Agricultural & Farm Machinery-0.29%
AGCO Corp.
5.45% 03/21/2027	50,000	50,407
5.80% 03/21/2034	130,000	132,558
CNH Industrial Capital LLC, 4.75%, 03/21/2028	388,000	390,041
Imperial Brands Finance PLC (United Kingdom), 6.38%, 07/01/2055(b)	1,786,000	1,803,525
John Deere Capital Corp.
4.70% 06/10/2030	42,000	42,570
4.38% 10/15/2030(c)	2,923,000	2,913,003
5.10% 04/11/2034	249,000	253,290
		5,585,394
Air Freight & Logistics-0.32%
GXO Logistics, Inc.
6.25% 05/06/2029	176,000	183,127
6.50% 05/06/2034	130,000	136,494
	Principal Amount	Value
Air Freight & Logistics-(continued)
United Parcel Service, Inc.
4.65% 10/15/2030	$904,000	$911,868
5.15% 05/22/2034(c)	162,000	165,364
5.25% 05/14/2035(c)	1,280,000	1,301,582
5.50% 05/22/2054(c)	230,000	220,894
5.95% 05/14/2055	1,156,000	1,177,124
5.60% 05/22/2064	216,000	205,761
6.05% 05/14/2065	1,733,000	1,766,014
		6,068,228
Apparel Retail-0.08%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	1,580,000	1,459,964
Application Software-0.21%
Autodesk, Inc., 5.30%, 06/15/2035	801,000	811,923
Cadence Design Systems, Inc., 4.70%, 09/10/2034	123,000	121,170
Fair Isaac Corp., 6.00%, 05/15/2033(b)	1,115,000	1,123,023
Intuit, Inc., 5.20%, 09/15/2033	41,000	42,293
Roper Technologies, Inc.
4.50% 10/15/2029	212,000	211,443
4.75% 02/15/2032	240,000	239,076
4.90% 10/15/2034	256,000	251,494
SS&C Technologies, Inc.
5.50% 09/30/2027(b)	618,000	618,641
6.50% 06/01/2032(b)	127,000	130,708
Synopsys, Inc., 5.70%, 04/01/2055	427,000	421,391
		3,971,162
Asset Management & Custody Banks-0.74%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	527,000	531,457
Ameriprise Financial, Inc.
5.70% 12/15/2028	56,000	58,300
5.15% 05/15/2033	24,000	24,512
5.20% 04/15/2035	1,200,000	1,203,423
Apollo Debt Solutions BDC, 5.88%, 08/30/2030(b)	1,475,000	1,477,266
Ares Capital Corp., 5.50%, 09/01/2030	1,160,000	1,158,504
Ares Strategic Income Fund, 5.70%, 03/15/2028	603,000	606,394
Bank of New York Mellon Corp. (The)
5.03% (SOFR + 0.68%), 06/09/2028(d)	2,675,000	2,688,227
4.89% 07/21/2028(c)(e)	254,000	256,890
4.98% 03/14/2030(e)	26,000	26,552
5.06% 07/22/2032(e)	149,000	151,978
5.83% 10/25/2033(e)	9,000	9,541
5.19% 03/14/2035(e)	26,000	26,345
5.32% 06/06/2036(e)	997,000	1,016,443
Series I, 3.75% (e)(f)	9,000	8,711
Series J, 4.97% 04/26/2034(e)	17,000	17,071
Blackstone Secured Lending Fund
2.13% 02/15/2027	771,000	737,816
5.88% 11/15/2027	127,000	129,236
Brookfield Asset Management Ltd. (Canada), 5.80%, 04/24/2035	1,530,000	1,565,735
Citadel L.P.
6.00% 01/23/2030(b)	118,000	121,677
6.38% 01/23/2032(b)	182,000	188,974
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Asset Management & Custody Banks-(continued)
Golub Capital Private Credit Fund, 5.45%, 08/15/2028(b)(c)	$892,000	$888,869
Northern Trust Corp., 6.13%, 11/02/2032	4,000	4,315
State Street Corp., 6.45%(e)(f)	1,178,000	1,199,891
		14,098,127
Automobile Manufacturers-1.88%
American Honda Finance Corp.
5.06% (SOFR + 0.71%), 01/09/2026(d)	747,000	748,377
4.90% 01/10/2034	163,000	161,131
Daimler Truck Finance North America LLC (Germany)
5.00% 01/15/2027(b)(c)	596,000	600,430
5.38% 01/18/2034(b)	556,000	559,079
5.63% 01/13/2035(b)	829,000	844,740
Ford Motor Credit Co. LLC
6.95% 06/10/2026(c)	792,000	801,086
2.70% 08/10/2026	1,014,000	989,130
7.35% 11/04/2027	889,000	921,199
5.92% 03/20/2028(c)	1,070,000	1,078,880
6.80% 05/12/2028	896,000	925,183
6.80% 11/07/2028	806,000	834,424
7.20% 06/10/2030(c)	879,000	925,299
Honda Motor Co. Ltd. (Japan)
4.44% 07/08/2028	3,295,000	3,290,530
4.69% 07/08/2030	2,424,000	2,426,390
5.34% 07/08/2035	5,101,000	5,102,734
Hyundai Capital America
5.65% 06/26/2026(b)	49,000	49,443
4.88% 06/23/2027(b)	3,350,000	3,361,901
5.00% 01/07/2028(b)	1,397,000	1,406,417
5.60% 03/30/2028(b)	25,000	25,613
5.35% 03/19/2029(b)	52,000	52,967
5.30% 01/08/2030(b)	596,000	608,603
5.80% 04/01/2030(b)	5,000	5,199
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)(c)	2,198,000	2,226,326
Mercedes-Benz Finance North America LLC (Germany)
4.80% 01/11/2027(b)	750,000	753,420
5.10% 08/03/2028(b)(c)	625,000	637,070
4.85% 01/11/2029(b)(c)	690,000	696,593
5.00% 01/11/2034(b)(c)	337,000	335,049
5.13% 08/01/2034(b)(c)	1,235,000	1,230,465
PACCAR Financial Corp., 4.00%, 09/26/2029	457,000	453,392
Toyota Motor Credit Corp.
4.55% 08/09/2029	160,000	161,103
5.10% 03/21/2031	189,000	193,755
Volkswagen Group of America Finance LLC (Germany)
4.90% 08/14/2026(b)	1,035,000	1,035,465
5.25% 03/22/2029(b)(c)	804,000	812,965
4.95% 08/15/2029(b)	882,000	883,672
5.60% 03/22/2034(b)(c)	603,000	605,433
		35,743,463
Automotive Parts & Equipment-0.45%
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	1,228,000	1,266,872
	Principal Amount	Value
Automotive Parts & Equipment-(continued)
ERAC USA Finance LLC
5.00% 02/15/2029(b)	$62,000	$63,171
4.90% 05/01/2033(b)	28,000	27,957
PHINIA, Inc., 6.75%, 04/15/2029(b)	2,729,000	2,811,795
ZF North America Capital, Inc. (Germany)
6.88% 04/14/2028(b)(c)	2,535,000	2,531,998
7.13% 04/14/2030(b)	703,000	681,963
6.75% 04/23/2030(b)	176,000	167,607
6.88% 04/23/2032(b)(c)	1,096,000	1,023,646
		8,575,009
Automotive Retail-0.14%
Advance Auto Parts, Inc.
7.00% 08/01/2030(b)	1,085,000	1,091,200
7.38% 08/01/2033(b)	1,167,000	1,173,985
AutoZone, Inc., 5.20%, 08/01/2033	30,000	30,345
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	327,000	324,208
		2,619,738
Biotechnology-0.04%
AbbVie, Inc.
4.80% 03/15/2029	248,000	252,000
5.05% 03/15/2034	193,000	195,519
5.40% 03/15/2054	144,000	138,872
5.50% 03/15/2064	114,000	109,837
Amgen, Inc.
5.15% 03/02/2028	24,000	24,445
5.25% 03/02/2030	9,000	9,249
Gilead Sciences, Inc.
5.25% 10/15/2033	42,000	43,297
5.55% 10/15/2053	39,000	38,327
		811,546
Broadcasting-0.03%
Paramount Global
5.85% 09/01/2043	212,000	188,322
4.95% 05/19/2050	212,000	163,745
Univision Communications, Inc., 9.38%, 08/01/2032(b)	255,000	264,758
		616,825
Broadline Retail-0.13%
El Puerto de Liverpool S.A.B. de C.V. (Mexico), 6.66%, 01/22/2037(b)(c)	1,246,000	1,297,472
Macy’s Retail Holdings LLC, 7.38%, 08/01/2033(b)	1,119,000	1,124,661
		2,422,133
Building Products-0.21%
Amrize Finance US LLC
4.60% 04/07/2027(b)	957,000	957,648
4.70% 04/07/2028(b)	820,000	824,376
4.95% 04/07/2030(b)	447,000	451,643
5.40% 04/07/2035(b)(c)	1,477,000	1,491,063
Carrier Global Corp., 5.90%, 03/15/2034	19,000	20,128
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Building Products-(continued)
HP Communities LLC
5.78% 03/15/2046(b)	$150,000	$144,728
5.86% 09/15/2053(b)	100,000	87,462
Lennox International, Inc., 5.50%, 09/15/2028	34,000	34,933
		4,011,981
Cable & Satellite-0.12%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38% 09/01/2029(b)(c)	429,000	433,233
7.38% 03/01/2031(b)	61,000	62,749
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.65%, 02/01/2034	77,000	81,657
Comcast Corp.
5.50% 11/15/2032	13,000	13,570
6.05% 05/15/2055(c)	1,733,000	1,755,927
Cox Communications, Inc., 5.70%, 06/15/2033(b)	12,000	12,085
		2,359,221
Cargo Ground Transportation-0.09%
Penske Truck Leasing Co. L.P./PTL Finance Corp.
5.75% 05/24/2026(b)	10,000	10,072
5.35% 01/12/2027(b)	32,000	32,278
5.70% 02/01/2028(b)	13,000	13,323
5.55% 05/01/2028(b)	20,000	20,479
6.05% 08/01/2028(b)	28,000	29,092
5.25% 02/01/2030(b)	1,163,000	1,186,930
Ryder System, Inc., 4.90%, 12/01/2029	434,000	439,350
		1,731,524
Commercial & Residential Mortgage Finance-0.39%
Aviation Capital Group LLC
6.25% 04/15/2028(b)	17,000	17,641
6.75% 10/25/2028(b)	55,000	58,286
4.80% 10/24/2030(b)	3,564,000	3,529,995
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(e)	634,000	647,701
Radian Group, Inc., 6.20%, 05/15/2029	89,000	92,477
Rocket Cos., Inc.
6.13% 08/01/2030(b)	776,000	787,312
6.38% 08/01/2033(b)(c)	2,305,000	2,353,943
		7,487,355
Computer & Electronics Retail-0.00%
Leidos, Inc., 5.75%, 03/15/2033	13,000	13,496
Construction & Engineering-0.20%
AECOM, 6.00%, 08/01/2033(b)	3,747,000	3,779,992
Construction Machinery & Heavy Transportation Equipment-0.79%
Caterpillar, Inc.
5.20% 05/15/2035	2,048,000	2,089,037
5.50% 05/15/2055	484,000	478,424
Cummins, Inc.
4.70% 02/15/2031	2,943,000	2,957,315
5.30% 05/09/2035	2,477,000	2,508,967
	Principal Amount	Value
Construction Machinery & Heavy Transportation Equipment-(continued)
Westinghouse Air Brake Technologies Corp.
4.90% 05/29/2030(c)	$1,823,000	$1,846,693
5.50% 05/29/2035	5,007,000	5,106,917
		14,987,353
Construction Materials-0.11%
JH North America Holdings, Inc.
5.88% 01/31/2031(b)	1,266,000	1,271,126
6.13% 07/31/2032(b)	722,000	730,032
		2,001,158
Consumer Electronics-0.05%
LG Electronics, Inc. (South Korea), 5.63%, 04/24/2029(b)(c)	554,000	573,074
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	342,000	325,360
		898,434
Consumer Finance-1.35%
American Express Co.
5.65% 04/23/2027(e)	198,000	199,472
4.73% 04/25/2029(e)	967,000	975,648
5.62% (SOFR + 1.26%), 04/25/2029(d)	2,984,000	3,028,757
4.35% 07/20/2029(c)(e)	3,614,000	3,607,384
5.16% (SOFR + 0.81%), 07/20/2029(d)	5,386,000	5,394,557
5.53% 04/25/2030(e)	177,000	183,620
5.02% 04/25/2031(e)	1,592,000	1,620,852
4.92% 07/20/2033(e)	2,461,000	2,469,652
5.44% 01/30/2036(e)	395,000	402,935
5.67% 04/25/2036(e)	530,000	550,112
Capital One Financial Corp., 7.15%, 10/29/2027(e)	20,000	20,603
FirstCash, Inc.
4.63% 09/01/2028(b)(c)	2,729,000	2,670,490
6.88% 03/01/2032(b)	1,862,000	1,911,073
General Motors Financial Co., Inc., 5.40%, 04/06/2026	5,000	5,024
OneMain Finance Corp., 7.13%, 09/15/2032	1,559,000	1,608,723
Synchrony Financial
5.02% 07/29/2029(e)	394,000	393,840
6.00% 07/29/2036(e)	576,000	577,988
		25,620,730
Consumer Staples Merchandise Retail-0.13%
Dollar General Corp., 5.50%, 11/01/2052	9,000	8,321
Walmart, Inc., 4.90%, 04/28/2035	2,490,000	2,508,054
		2,516,375
Distillers & Vintners-0.00%
Constellation Brands, Inc., 4.90%, 05/01/2033	5,000	4,958
Distributors-0.04%
Genuine Parts Co.
6.50% 11/01/2028	95,000	100,525
4.95% 08/15/2029	627,000	634,996
6.88% 11/01/2033	99,000	110,207
		845,728
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Diversified Banks-9.41%
Africa Finance Corp. (Supranational)
4.38% 04/17/2026(b)	$280,000	$279,256
7.50% (b)(e)(f)	3,560,000	3,496,166
Australia and New Zealand Banking Group Ltd. (Australia)
6.74% 12/08/2032(b)	617,000	672,701
5.20% 09/30/2035(b)(e)	1,480,000	1,454,942
6.75% (b)(e)(f)	636,000	645,618
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 9.38%(c)(e)(f)	622,000	691,639
Banco Santander S.A. (Spain)
5.55% 03/14/2028(c)(e)	600,000	608,783
9.63% (e)(f)	1,000,000	1,118,869
9.63% (c)(e)(f)	1,000,000	1,183,572
Bank of America Corp.
5.41% (SOFR + 1.05%), 02/04/2028(d)	12,000	12,117
4.95% 07/22/2028(e)	3,000	3,027
4.98% 01/24/2029(e)	2,018,000	2,043,363
5.19% (SOFR + 0.83%), 01/24/2029(d)	487,000	487,880
5.20% 04/25/2029(e)	39,000	39,733
4.62% 05/09/2029(c)(e)	1,209,000	1,214,325
5.16% 01/24/2031(c)(e)	226,000	231,269
5.37% (SOFR + 1.01%), 01/24/2031(d)	430,000	430,034
5.43% 08/15/2035(e)	361,000	361,805
5.51% 01/24/2036(e)	1,464,000	1,500,746
5.46% 05/09/2036(e)	1,861,000	1,905,032
6.25% (e)(f)	4,317,000	4,312,942
6.63% (e)(f)	1,105,000	1,134,341
Bank of Montreal (Canada)
5.30% 06/05/2026	13,000	13,089
7.70% 05/26/2084(e)	753,000	789,636
7.30% 11/26/2084(e)	873,000	907,689
Bank of New York Mellon (The)
4.59% 04/20/2027(e)	1,180,000	1,181,607
5.06% (SOFR + 0.71%), 04/20/2027(d)	1,433,000	1,436,582
Bank of New Zealand (New Zealand), 5.70%, 01/28/2035(b)(c)(e)	760,000	775,613
Bank of Nova Scotia (The) (Canada)
8.63% 10/27/2082(c)(e)	653,000	695,198
8.00% 01/27/2084(e)	531,000	567,381
Banque Federative du Credit Mutuel (France), 4.59%, 10/16/2028(b)(c)	4,760,000	4,773,600
Barclays PLC (United Kingdom)
5.37% 02/25/2031(e)	691,000	706,145
6.69% 09/13/2034(e)	476,000	519,562
BNP Paribas S.A. (France)
4.79% 05/09/2029(b)(e)	1,034,000	1,038,062
5.80% (SOFR + 1.43%), 05/09/2029(b)(d)	2,760,000	2,792,220
5.09% 05/09/2031(b)(e)	2,595,000	2,621,202
7.45% (b)(e)(f)	1,651,000	1,686,084
BPCE S.A. (France)
6.29% 01/14/2036(b)(e)	928,000	976,329
6.92% 01/14/2046(b)(c)(e)	729,000	762,947
Canadian Imperial Bank of Commerce (Canada), 6.95%, 01/28/2085(e)	714,000	719,624
Citibank N.A., 4.93%, 08/06/2026	1,123,000	1,128,472
	Principal Amount	Value
Diversified Banks-(continued)
Citigroup, Inc.
5.49% (SOFR + 1.14%), 05/07/2028(d)	$2,283,000	$2,300,031
5.17% 02/13/2030(e)	48,000	48,883
4.54% 09/19/2030(e)	526,000	523,996
4.95% 05/07/2031(c)(e)	2,504,000	2,528,505
5.81% (SOFR + 1.46%), 05/07/2031(d)	2,445,000	2,472,479
6.17% 05/25/2034(e)	36,000	37,660
5.83% 02/13/2035(e)	132,000	134,286
5.41% 09/19/2039(e)	472,000	462,320
5.61% 03/04/2056(e)	1,577,000	1,539,822
Series AA, 7.63% (e)(f)	1,931,000	2,019,231
Series BB, 7.20% (e)(f)	1,641,000	1,692,168
Series DD, 7.00% (c)(e)(f)	2,242,000	2,334,960
Series GG, 6.88% (e)(f)	5,665,000	5,727,315
Series W, 4.00% (c)(e)(f)	1,647,000	1,640,122
Series Z, 7.38% (c)(e)(f)	1,892,000	1,970,255
Comerica, Inc., 5.98%, 01/30/2030(e)	32,000	32,911
Cooperatieve Rabobank U.A. (Netherlands), 3.65%, 04/06/2028(b)(c)(e)	652,000	642,623
Corporacion Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)	915,000	941,183
Credit Agricole S.A. (France), 5.22%, 05/27/2031(b)(c)(e)	2,433,000	2,474,010
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(b)(c)	574,000	575,252
Fifth Third Bancorp
1.71% 11/01/2027(e)	4,000	3,862
6.34% 07/27/2029(e)	4,000	4,205
4.77% 07/28/2030(e)	17,000	17,074
5.63% 01/29/2032(e)	50,000	51,808
Goldman Sachs Bank USA, 5.28%, 03/18/2027(e)	213,000	213,796
HSBC Holdings PLC (United Kingdom)
5.60% 05/17/2028(c)(e)	642,000	652,947
5.21% 08/11/2028(c)(e)	656,000	663,969
5.29% 11/19/2030(e)	700,000	714,905
5.13% 03/03/2031(c)(e)	808,000	819,490
5.24% 05/13/2031(c)(e)	1,878,000	1,912,868
5.91% (SOFR + 1.57%), 05/13/2031(c)(d)	3,064,000	3,112,104
7.40% 11/13/2034(e)	506,000	565,765
5.79% 05/13/2036(c)(e)	2,018,000	2,081,429
6.33% 03/09/2044(e)	664,000	709,348
6.88% (e)(f)	623,000	643,653
6.95% (c)(e)(f)	665,000	683,913
7.05% (e)(f)	3,011,000	3,075,350
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(c)(e)	590,000	604,761
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
JPMorgan Chase & Co.
5.57% 04/22/2028(e)	$141,000	$143,530
4.85% 07/25/2028(e)	3,000	3,025
4.92% 01/24/2029(e)	203,000	205,241
5.30% 07/24/2029(e)	23,000	23,555
6.09% 10/23/2029(e)	33,000	34,574
5.01% 01/23/2030(e)	23,000	23,393
5.58% 04/22/2030(e)	113,000	117,163
5.00% 07/22/2030(e)	254,000	258,360
4.60% 10/22/2030(e)	540,000	541,339
5.14% 01/24/2031(e)	472,000	482,492
5.10% 04/22/2031(c)(e)	1,157,000	1,183,514
5.72% 09/14/2033(e)	11,000	11,466
5.34% 01/23/2035(e)	25,000	25,569
5.50% 01/24/2036(e)	523,000	536,774
5.58% 07/23/2036(e)	1,927,000	1,956,782
5.53% 11/29/2045(e)	1,152,000	1,153,139
Series NN, 6.88% (e)(f)	91,000	95,338
Series OO, 6.50% (e)(f)	2,099,000	2,156,899
KeyBank N.A.
4.15% 08/08/2025	330,000	329,924
5.85% 11/15/2027(c)	571,000	586,981
KeyCorp, 2.55%, 10/01/2029	9,000	8,315
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	798,000	802,969
Mitsubishi UFJ Financial Group, Inc. (Japan)
5.02% 07/20/2028(e)	479,000	483,645
5.26% 04/17/2030(e)	753,000	770,909
5.16% 04/24/2031(e)	659,000	673,166
5.83% (SOFR + 1.48%), 04/24/2031(d)	1,329,000	1,351,460
5.41% 04/19/2034(c)(e)	542,000	559,188
5.43% 04/17/2035(e)	683,000	697,078
5.57% 01/16/2036(e)	906,000	932,927
5.62% 04/24/2036(e)	3,442,000	3,556,827
8.20% (e)(f)	1,787,000	1,944,277
Mizuho Financial Group, Inc. (Japan)
5.78% 07/06/2029(e)	570,000	589,496
5.38% 07/10/2030(e)	699,000	717,895
4.71% 07/08/2031(e)	2,389,000	2,385,044
5.61% (SOFR + 1.25%), 07/08/2031(d)	2,445,000	2,461,591
5.59% 07/10/2035(e)	816,000	840,694
5.32% 07/08/2036(c)(e)	3,879,000	3,900,788
Morgan Stanley Bank N.A.
4.75% 04/21/2026	548,000	549,202
5.88% 10/30/2026	646,000	657,891
5.02% 01/12/2029(e)	730,000	739,181
Morgan Stanley Private Bank, N.A.
4.47% 07/06/2028(e)	2,109,000	2,107,413
4.73% 07/18/2031(e)	1,878,000	1,886,896
National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036(b)(c)(e)	1,248,000	1,280,010
National Securities Clearing Corp.
5.10% 11/21/2027(b)	846,000	861,049
5.00% 05/30/2028(b)	560,000	570,161
Nordea Bank Abp (Finland), 6.30%(b)(e)(f)	828,000	823,201
	Principal Amount	Value
Diversified Banks-(continued)
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)	$623,000	$630,392
PNC Financial Services Group, Inc. (The)
6.62% 10/20/2027(e)	38,000	38,905
5.58% 06/12/2029(e)	26,000	26,813
4.90% 05/13/2031(e)	2,316,000	2,342,268
6.04% 10/28/2033(e)	6,000	6,381
5.07% 01/24/2034(e)	10,000	10,034
6.88% 10/20/2034(e)	29,000	32,405
5.37% 07/21/2036(e)	1,837,000	1,856,747
Series V, 6.20% (e)(f)	15,000	15,200
Series W, 6.25% (e)(f)	22,000	22,305
Royal Bank of Canada (Canada)
5.06% (SOFR + 0.71%), 01/21/2027(d)	8,000	8,025
4.95% 02/01/2029	18,000	18,389
5.00% 02/01/2033	10,000	10,170
7.50% 05/02/2084(e)	856,000	892,291
6.75% 08/24/2085(e)	3,461,000	3,507,723
Standard Chartered PLC (United Kingdom)
6.19% 07/06/2027(b)(c)(e)	523,000	529,991
6.75% 02/08/2028(b)(e)	448,000	461,201
7.02% 02/08/2030(b)(e)	525,000	565,102
5.01% 10/15/2030(b)(e)	793,000	802,227
5.24% 05/13/2031(b)(c)(e)	1,627,000	1,652,895
6.02% (SOFR + 1.68%), 05/13/2031(b)(d)	1,515,000	1,540,480
2.68% 06/29/2032(b)(e)	810,000	713,034
7.75% (b)(e)(f)	966,000	1,007,263
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(c)(e)(f)	1,666,000	1,697,168
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.65% 03/09/2026(b)	555,000	558,711
5.65% 09/14/2026(b)(c)	558,000	565,009
5.55% 09/14/2028(b)	687,000	710,460
5.20% 03/07/2029(b)	969,000	992,280
5.35% 03/07/2034(b)(c)	928,000	948,829
Synovus Bank, 5.63%, 02/15/2028(c)	730,000	740,479
Toronto-Dominion Bank (The) (Canada)
4.78% 12/17/2029	605,000	611,290
8.13% 10/31/2082(e)	501,000	529,351
7.25% 07/31/2084(c)(e)	811,000	842,881
Truist Bank
4.42% 07/24/2028(e)	4,068,000	4,062,776
5.12% (SOFR + 0.77%), 07/24/2028(d)	5,245,000	5,256,098
U.S. Bancorp
5.78% 06/12/2029(e)	23,000	23,817
5.38% 01/23/2030(e)	52,000	53,430
UBS AG (Switzerland), 5.65%, 09/11/2028	674,000	699,907
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Wells Fargo & Co.
5.71% 04/22/2028(e)	$89,000	$90,758
4.81% 07/25/2028(e)	7,000	7,040
5.72% (SOFR + 1.37%), 04/23/2029(d)	1,270,000	1,288,487
5.57% 07/25/2029(e)	19,000	19,567
6.30% 10/23/2029(e)	26,000	27,365
5.20% 01/23/2030(e)	33,000	33,709
5.15% 04/23/2031(c)(e)	1,313,000	1,340,161
4.90% 07/25/2033(e)	6,000	5,997
5.39% 04/24/2034(e)	14,000	14,329
5.56% 07/25/2034(e)	48,000	49,551
5.50% 01/23/2035(e)	44,000	45,108
5.61% 04/23/2036(e)	2,777,000	2,861,250
6.85% (c)(e)(f)	184,000	191,051
7.63% (e)(f)	20,000	21,339
Series BB, 3.90% (e)(f)	1,035,000	1,025,991
Westpac Banking Corp. (Australia)
6.82% 11/17/2033	85,000	93,577
5.62% 11/20/2035(e)	419,000	422,767
		179,089,566
Diversified Capital Markets-0.38%
Credit Suisse Group AG (Switzerland)
4.50% (b)(e)(f)(g)(h)	332,000	19,920
5.25% (b)(e)(f)(g)(h)	271,000	16,260
UBS Group AG (Switzerland)
5.71% 01/12/2027(b)(e)	491,000	493,086
5.43% 02/08/2030(b)(e)	527,000	540,438
6.60% (b)(e)(f)	2,356,000	2,356,000
7.00% (b)(e)(f)	1,809,000	1,809,000
7.13% (b)(e)(f)	767,000	778,760
9.25% (b)(c)(e)(f)	521,000	612,020
9.25% (b)(e)(f)	584,000	642,418
		7,267,902
Diversified Financial Services-1.99%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
5.10% 01/19/2029	429,000	435,820
6.50% 01/31/2056(c)(e)	984,000	998,479
Aircastle Ltd./Aircastle Ireland DAC, 5.00%, 09/15/2030(b)	1,391,000	1,389,099
AMC East Communities LLC, 6.01%, 01/15/2053(b)	178,941	164,193
Apollo Global Management, Inc., 6.38%, 11/15/2033	49,000	53,427
Avolon Holdings Funding Ltd. (Ireland)
4.95% 01/15/2028(b)	557,000	559,714
6.38% 05/04/2028(b)	50,000	52,067
BlackRock Funding, Inc., 4.90%, 01/08/2035	95,000	95,688
Citadel Securities Global Holdings LLC
5.50% 06/18/2030(b)(c)	750,000	756,931
6.20% 06/18/2035(b)	586,000	597,905
Corebridge Financial, Inc.
6.05% 09/15/2033	35,000	36,835
5.75% 01/15/2034	61,000	63,342
Eagle Funding LuxCo S.a.r.l. (Mexico), 5.50%, 08/17/2030(b)	15,315,000	15,403,061
	Principal Amount	Value
Diversified Financial Services-(continued)
Gabon Blue Bond Master Trust (Gabon), Series 2, 6.10%, 08/01/2038(b)	$1,270,000	$1,272,564
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	4,772,000	4,638,662
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/2029(b)(c)	1,819,000	1,743,615
7.13% 04/30/2031(b)	417,000	431,045
6.13% 11/01/2032(b)(c)	1,796,000	1,783,274
6.75% 05/01/2033(b)	1,838,000	1,882,224
LPL Holdings, Inc.
5.70% 05/20/2027	166,000	168,784
5.15% 06/15/2030	796,000	805,488
5.65% 03/15/2035	10,000	10,040
Mid-Atlantic Military Family Communities LLC, 5.30%, 08/01/2050(b)	210,772	166,213
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	1,730,000	1,728,978
Pacific Beacon LLC
5.38% 07/15/2026(b)	14,367	14,451
5.51% 07/15/2036(b)	500,000	493,279
Pershing Square Holdings Ltd., 3.25%, 10/01/2031(b)	2,300,000	2,038,294
		37,783,472
Diversified Metals & Mining-0.68%
BHP Billiton Finance (USA) Ltd. (Australia)
5.10% 09/08/2028	52,000	53,189
5.25% 09/08/2030	38,000	39,291
5.25% 09/08/2033	73,000	74,814
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	674,000	660,249
Glencore Funding LLC (Australia)
5.42% (SOFR + 1.06%), 04/04/2027(b)(d)	202,000	202,987
4.91% 04/01/2028(b)(c)	947,000	956,178
5.37% 04/04/2029(b)	115,000	117,812
5.19% 04/01/2030(b)	731,000	743,125
5.63% 04/04/2034(b)	74,000	75,497
5.67% 04/01/2035(b)	1,077,000	1,096,332
5.89% 04/04/2054(b)	70,000	68,833
6.14% 04/01/2055(b)(c)	414,000	420,035
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	2,729,000	2,748,024
Rio Tinto Finance (USA) PLC (Australia)
4.38% 03/12/2027(c)	621,000	622,966
4.50% 03/14/2028	218,000	219,101
4.88% 03/14/2030	649,000	659,082
5.00% 03/14/2032(c)	713,000	724,546
5.25% 03/14/2035(c)	922,000	936,246
5.75% 03/14/2055	629,000	630,136
5.88% 03/14/2065	191,000	192,319
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (South Africa), 5.85%, 05/13/2032(b)	1,666,000	1,705,949
		12,946,711
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Diversified REITs-0.05%
ERP Operating L.P., 4.95%, 06/15/2032	$629,000	$634,560
Fort Moore Family Communities LLC, 5.81%, 01/15/2051(b)	200,000	166,729
VICI Properties L.P.
5.75% 04/01/2034	56,000	57,331
6.13% 04/01/2054	39,000	38,254
		896,874
Diversified Support Services-0.10%
Element Fleet Management Corp. (Canada)
6.32% 12/04/2028(b)	78,000	81,959
5.04% 03/25/2030(b)	1,305,000	1,316,842
RB Global Holdings, Inc. (Canada)
6.75% 03/15/2028(b)	179,000	183,456
7.75% 03/15/2031(b)	333,000	349,398
		1,931,655
Drug Retail-0.04%
CK Hutchison International (23) Ltd. (United Kingdom), 4.88%, 04/21/2033(b)	760,000	757,820
Electric Utilities-2.51%
AEP Transmission Co. LLC, 5.38%, 06/15/2035	436,000	443,417
Alabama Power Co., 5.85%, 11/15/2033	37,000	39,280
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	456,000	484,631
American Electric Power Co., Inc.
5.75% 11/01/2027	9,000	9,237
5.20% 01/15/2029	54,000	55,197
Baltimore Gas and Electric Co., 5.45%, 06/01/2035(c)	1,045,000	1,072,161
Capital Power (US Holdings), Inc. (Canada)
5.26% 06/01/2028(b)	415,000	419,519
6.19% 06/01/2035(b)(c)	1,430,000	1,472,145
CenterPoint Energy Houston Electric LLC
4.80% 03/15/2030	409,000	414,321
5.05% 03/01/2035	422,000	420,018
Series AJ, 4.85% 10/01/2052	16,000	14,306
Chile Electricity Lux MPC II S.a.r.l. (Chile), 5.58%, 10/20/2035(b)	3,276,597	3,314,278
Consolidated Edison Co. of New York, Inc.
5.50% 03/15/2034	25,000	25,984
5.90% 11/15/2053	37,000	37,720
Constellation Energy Generation LLC
6.13% 01/15/2034	32,000	34,435
6.50% 10/01/2053	14,000	15,155
5.75% 03/15/2054	80,000	78,586
DTE Electric Co.
5.20% 03/01/2034	46,000	47,027
5.85% 05/15/2055	421,000	440,460
Duke Energy Carolinas LLC
4.85% 03/15/2030	127,000	129,321
5.25% 03/15/2035(c)	660,000	674,138
5.35% 01/15/2053	11,000	10,489
	Principal Amount	Value
Electric Utilities-(continued)
Duke Energy Corp.
4.85% 01/05/2029	$94,000	$95,121
5.00% 08/15/2052	8,000	6,986
Duke Energy Indiana LLC, 5.40%, 04/01/2053	14,000	13,320
Electricite de France S.A. (France)
5.70% 05/23/2028(b)	336,000	345,507
6.38% 01/13/2055(b)	2,395,000	2,424,869
9.13% (b)(e)(f)	685,000	786,637
Enel Finance International N.V. (Italy), 7.05%, 10/14/2025(b)	672,000	674,664
Entergy Corp., 7.13%, 12/01/2054(e)	99,000	102,740
Entergy Louisiana LLC
5.15% 09/15/2034	138,000	138,937
5.80% 03/15/2055	589,000	588,066
Entergy Texas, Inc.
5.25% 04/15/2035	531,000	536,545
5.55% 09/15/2054	150,000	143,251
Evergy Metro, Inc., 4.95%, 04/15/2033	16,000	16,058
Exelon Corp.
5.15% 03/15/2029	58,000	59,337
5.13% 03/15/2031	1,034,000	1,055,624
5.45% 03/15/2034	99,000	101,509
5.60% 03/15/2053	106,000	101,216
5.88% 03/15/2055	833,000	828,067
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	6,000	6,112
FirstEnergy Transmission LLC
4.55% 01/15/2030	314,000	313,556
5.00% 01/15/2035	175,000	173,135
Florida Power & Light Co., 4.80%, 05/15/2033	9,000	8,993
Georgia Power Co., 4.95%, 05/17/2033	13,000	13,067
MidAmerican Energy Co.
5.35% 01/15/2034	13,000	13,418
5.85% 09/15/2054	20,000	20,452
5.30% 02/01/2055	110,000	104,264
National Rural Utilities Cooperative Finance Corp.
4.85% 02/07/2029	256,000	260,187
5.00% 02/07/2031	85,000	86,895
5.80% 01/15/2033	7,000	7,420
5.00% 08/15/2034	630,000	631,452
7.13% 09/15/2053(e)	342,000	358,649
NextEra Energy Capital Holdings, Inc.
4.90% 03/15/2029	142,000	144,034
5.05% 03/15/2030(c)	556,000	566,522
5.45% 03/15/2035(c)	1,603,000	1,632,095
6.75% 06/15/2054(e)	102,000	106,679
6.38% 08/15/2055(e)	372,000	382,591
Niagara Mohawk Power Corp.
4.65% 10/03/2030(b)	4,791,000	4,760,071
5.29% 01/17/2034(b)	53,000	53,201
6.00% 07/03/2055(b)	3,701,000	3,704,585
Northern States Power Co.
5.05% 05/15/2035	1,301,000	1,308,986
5.65% 05/15/2055	1,002,000	1,004,327
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Oglethorpe Power Corp., 5.90%, 02/01/2055	$71,000	$69,962
Ohio Power Co., 5.65%, 06/01/2034	110,000	113,299
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	477,000	463,962
Oncor Electric Delivery Co. LLC
4.50% 03/20/2027(b)	766,000	768,288
4.65% 11/01/2029	820,000	827,763
5.65% 11/15/2033	57,000	59,938
5.80% 04/01/2055(b)	1,877,000	1,888,725
PacifiCorp
5.10% 02/15/2029	61,000	62,050
5.30% 02/15/2031	86,000	88,319
5.45% 02/15/2034	63,000	63,552
5.80% 01/15/2055	58,000	55,214
PPL Capital Funding, Inc., 5.25%, 09/01/2034	86,000	86,769
PSEG Power LLC, 5.20%, 05/15/2030(b)	90,000	92,003
Public Service Co. of Colorado, 5.25%, 04/01/2053	11,000	10,106
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	20,000	20,644
San Diego Gas & Electric Co.
5.35% 04/01/2053	26,000	24,216
5.55% 04/15/2054	191,000	183,501
Sierra Pacific Power Co., 5.90%, 03/15/2054	12,000	11,983
Southern Co. (The)
5.70% 10/15/2032	6,000	6,297
4.85% 03/15/2035	397,000	386,640
Conv., 3.25% 06/15/2028(b)	2,077,000	2,099,847
Series B, 4.00% 01/15/2051(e)	179,000	178,319
Southwestern Electric Power Co., 5.30%, 04/01/2033	12,000	12,108
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	71,000	71,979
Union Electric Co.
5.20% 04/01/2034	141,000	142,932
5.25% 04/15/2035	445,000	451,777
5.13% 03/15/2055	207,000	189,375
Virginia Electric & Power Co., 5.00%, 04/01/2033	13,000	13,104
Vistra Operations Co. LLC
5.05% 12/30/2026(b)	359,000	359,887
5.63% 02/15/2027(b)	3,000,000	2,998,486
7.75% 10/15/2031(b)	847,000	897,119
6.88% 04/15/2032(b)	455,000	473,051
6.95% 10/15/2033(b)	31,000	34,106
6.00% 04/15/2034(b)	84,000	87,258
5.70% 12/30/2034(b)(c)	791,000	805,963
Xcel Energy, Inc., 4.75%, 03/21/2028	267,000	268,711
		47,698,223
Electrical Components & Equipment-0.25%
EnerSys, 4.38%, 12/15/2027(b)	4,833,000	4,753,112
Regal Rexnord Corp.
6.30% 02/15/2030	9,000	9,428
6.40% 04/15/2033	29,000	30,669
		4,793,209
	Principal Amount	Value
Electronic Components-0.03%
Amphenol Corp.
5.00% 01/15/2035	$330,000	$331,637
5.38% 11/15/2054	171,000	166,241
		497,878
Electronic Equipment & Instruments-0.05%
Keysight Technologies, Inc., 5.35%, 07/30/2030	973,000	1,001,053
Electronic Manufacturing Services-0.03%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	586,000	598,223
Environmental & Facilities Services-0.06%
Republic Services, Inc.
4.88% 04/01/2029	78,000	79,516
5.00% 12/15/2033	43,000	43,690
5.00% 04/01/2034	9,000	9,095
Veralto Corp.
5.50% 09/18/2026	143,000	144,291
5.35% 09/18/2028	48,000	49,245
Waste Management, Inc., 5.35%, 10/15/2054(c)	790,000	764,527
		1,090,364
Financial Exchanges & Data-0.00%
Intercontinental Exchange, Inc.
4.95% 06/15/2052	5,000	4,485
5.20% 06/15/2062	10,000	9,324
Nasdaq, Inc.
5.35% 06/28/2028	7,000	7,190
5.55% 02/15/2034	17,000	17,644
5.95% 08/15/2053	4,000	4,068
6.10% 06/28/2063	16,000	16,344
		59,055
Food Distributors-1.60%
Bunge Ltd. Finance Corp.
4.55% 08/04/2030	9,561,000	9,545,208
5.15% 08/04/2035	5,006,000	4,995,565
JBS USA Holding Lux S.a.r.l./JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50% 01/15/2036(b)(c)	7,435,000	7,409,386
6.25% 03/01/2056(b)	6,149,000	6,104,481
6.38% 04/15/2066(b)	1,969,000	1,943,127
Sysco Corp., 5.10%, 09/23/2030	360,000	367,767
		30,365,534
Food Retail-0.05%
Kroger Co. (The)
5.00% 09/15/2034	396,000	391,925
5.65% 09/15/2064	619,000	584,361
		976,286
Forest Products-0.06%
Georgia-Pacific LLC, 4.95%, 06/30/2032(b)	1,061,000	1,069,024
Gas Utilities-0.57%
Atmos Energy Corp.
5.90% 11/15/2033	20,000	21,403
5.20% 08/15/2035	4,527,000	4,561,673
6.20% 11/15/2053	19,000	20,405
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Gas Utilities-(continued)
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	$20,000	$20,467
Snam S.p.A. (Italy)
5.75% 05/28/2035(b)(c)	2,604,000	2,671,186
6.50% 05/28/2055(b)	2,030,000	2,110,345
Southern Natural Gas Co., L.L.C., 5.45%, 08/01/2035(b)	1,362,000	1,365,036
Southwest Gas Corp., 5.45%, 03/23/2028	8,000	8,180
		10,778,695
Gold-0.19%
Boroo Investments Pte. Ltd. (Singapore), 9.50%, 08/07/2032(b)	3,154,000	3,114,669
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	498,000	511,523
		3,626,192
Health Care Distributors-0.20%
Cardinal Health, Inc., 5.45%, 02/15/2034	59,000	60,401
Cencora, Inc., 5.13%, 02/15/2034	59,000	59,292
McKesson Corp.
4.25% 09/15/2029	299,000	297,900
4.95% 05/30/2032	3,348,000	3,376,966
		3,794,559
Health Care Equipment-0.25%
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031	1,828,000	1,837,860
Smith & Nephew PLC (United Kingdom)
5.15% 03/20/2027	59,000	59,626
5.40% 03/20/2034	173,000	175,635
Stryker Corp.
4.55% 02/10/2027	209,000	209,713
4.25% 09/11/2029	334,000	332,336
4.85% 02/10/2030	932,000	947,901
5.20% 02/10/2035	1,232,000	1,251,797
		4,814,868
Health Care Facilities-0.05%
Adventist Health System, 5.76%, 12/01/2034	80,000	80,023
Universal Health Services, Inc.
4.63% 10/15/2029	274,000	270,243
5.05% 10/15/2034(c)	487,000	463,142
UPMC
5.04% 05/15/2033	85,000	85,154
5.38% 05/15/2043	62,000	59,167
		957,729
Health Care REITs-0.10%
Alexandria Real Estate Equities, Inc.
5.25% 05/15/2036	27,000	26,604
5.63% 05/15/2054	136,000	127,748
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030(c)	1,661,000	1,667,120
		1,821,472
Health Care Services-0.90%
CommonSpirit Health
5.32% 12/01/2034	480,000	482,739
5.55% 12/01/2054	307,000	289,517
	Principal Amount	Value
Health Care Services-(continued)
CVS Health Corp.
5.00% 01/30/2029	$22,000	$22,299
5.25% 01/30/2031	5,000	5,091
6.75% 12/10/2054(e)	2,249,000	2,256,485
7.00% 03/10/2055(c)(e)	9,185,000	9,472,858
6.00% 06/01/2063	9,000	8,602
DaVita, Inc., 6.88%, 09/01/2032(b)	25,000	25,721
HCA, Inc.
5.00% 03/01/2028(c)	337,000	340,787
5.45% 09/15/2034	168,000	168,766
5.75% 03/01/2035	621,000	636,320
5.90% 06/01/2053	19,000	18,234
6.20% 03/01/2055	554,000	553,219
Icon Investments Six DAC
5.81% 05/08/2027	831,000	845,045
5.85% 05/08/2029	721,000	747,913
6.00% 05/08/2034	640,000	655,284
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	508,000	502,891
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	156,000	96,777
Quest Diagnostics, Inc., 6.40%, 11/30/2033	34,000	37,205
		17,165,753
Health Care Supplies-0.34%
DENTSPLY SIRONA, Inc., 8.38%, 09/12/2055(e)	5,895,000	5,958,088
Solventum Corp.
5.45% 02/25/2027	111,000	112,755
5.40% 03/01/2029	212,000	218,161
5.60% 03/23/2034	150,000	153,913
		6,442,917
Highways & Railtracks-0.14%
Burlington Northern Santa Fe LLC, 5.80%, 03/15/2056	2,344,000	2,385,165
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	332,934	309,628
		2,694,793
Home Improvement Retail-0.01%
Home Depot, Inc. (The), 4.90%, 04/15/2029	83,000	84,919
Lowe’s Cos., Inc.
5.80% 09/15/2062	2,000	1,928
5.85% 04/01/2063	3,000	2,900
		89,747
Homebuilding-0.13%
D.R. Horton, Inc., 5.00%, 10/15/2034(c)	230,000	227,454
Toll Brothers Finance Corp., 5.60%, 06/15/2035	2,317,000	2,329,439
		2,556,893
Hotel & Resort REITs-0.09%
Phillips Edison Grocery Center Operating Partnership I L.P.
5.25% 08/15/2032	1,524,000	1,533,434
5.75% 07/15/2034	52,000	53,451
4.95% 01/15/2035	207,000	200,855
		1,787,740
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Hotels, Resorts & Cruise Lines-0.83%
Carnival Corp.
7.88% 06/01/2027	$481,000	$506,231
7.00% 08/15/2029(b)	64,000	67,295
5.75% 03/15/2030(b)(c)	1,020,000	1,035,261
5.88% 06/15/2031(b)(c)	5,388,000	5,472,188
5.75% 08/01/2032(b)	4,104,000	4,136,914
Expedia Group, Inc., 5.40%, 02/15/2035	736,000	741,735
Hilton Domestic Operating Co., Inc.
5.88% 04/01/2029(b)	375,000	381,585
6.13% 04/01/2032(b)	174,000	177,585
5.75% 09/15/2033(b)	2,143,000	2,146,375
Marriott International, Inc.
4.88% 05/15/2029	36,000	36,441
4.80% 03/15/2030	324,000	326,225
5.30% 05/15/2034	41,000	41,360
5.35% 03/15/2035(c)	212,000	212,913
Royal Caribbean Cruises Ltd.
6.25% 03/15/2032(b)	219,000	224,914
6.00% 02/01/2033(b)	250,000	254,282
		15,761,304
Household Appliances-0.05%
Whirlpool Corp.
6.13% 06/15/2030(c)	334,000	333,446
6.50% 06/15/2033(c)	670,000	660,716
		994,162
Independent Power Producers & Energy Traders-0.27%
AES Corp. (The)
5.80% 03/15/2032(c)	2,057,000	2,089,794
6.95% 07/15/2055(e)	868,000	838,507
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple (Mexico), 7.25%, 01/31/2041(b)(c)	639,303	655,062
Vistra Corp.
7.00% (b)(e)(f)	619,000	625,588
Series C, 8.88% (b)(e)(f)	888,000	964,615
		5,173,566
Industrial Conglomerates-0.37%
Honeywell International, Inc.
4.88% 09/01/2029	129,000	131,814
4.95% 09/01/2031	156,000	159,287
5.00% 03/01/2035	129,000	129,004
5.35% 03/01/2064	194,000	182,814
Siemens Funding B.V. (Germany)
4.35% 05/26/2028(b)	2,618,000	2,628,159
4.60% 05/28/2030(b)	1,798,000	1,816,708
5.20% 05/28/2035(b)	1,236,000	1,266,267
5.90% 05/28/2065(b)	776,000	811,412
		7,125,465
Industrial Machinery & Supplies & Components-0.17%
Enpro, Inc., 6.13%, 06/01/2033(b)	2,031,000	2,054,105
Ingersoll Rand, Inc.
5.20% 06/15/2027	128,000	129,642
5.40% 08/14/2028	5,000	5,129
Nordson Corp.
5.60% 09/15/2028	13,000	13,366
5.80% 09/15/2033	21,000	22,205
	Principal Amount	Value
Industrial Machinery & Supplies & Components-(continued)
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	$29,000	$29,651
Weir Group, Inc. (United Kingdom), 5.35%, 05/06/2030(b)	919,000	931,466
		3,185,564
Industrial REITs-0.00%
LXP Industrial Trust, 6.75%, 11/15/2028	23,000	24,282
Insurance Brokers-0.04%
Arthur J. Gallagher & Co.
4.85% 12/15/2029	101,000	101,950
5.00% 02/15/2032	119,000	120,050
5.15% 02/15/2035	198,000	196,958
6.75% 02/15/2054	24,000	26,237
AssuredPartners, Inc., 7.50%, 02/15/2032(b)	233,000	248,975
Marsh & McLennan Cos., Inc.
5.40% 09/15/2033	29,000	29,985
5.45% 03/15/2053	9,000	8,676
5.70% 09/15/2053	25,000	24,976
		757,807
Integrated Oil & Gas-1.20%
BP Capital Markets PLC, 6.13%(e)(f)	955,000	960,166
Ecopetrol S.A. (Colombia)
8.88% 01/13/2033	1,780,000	1,868,054
8.38% 01/19/2036	244,000	241,111
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)	743,000	749,992
Occidental Petroleum Corp.
5.00% 08/01/2027	146,000	147,168
5.20% 08/01/2029	156,000	156,502
5.38% 01/01/2032	212,000	210,369
5.55% 10/01/2034(c)	669,000	656,672
6.45% 09/15/2036	61,000	62,130
4.63% 06/15/2045	1,538,000	1,168,854
Petroleos Mexicanos (Mexico)
8.75% 06/02/2029	2,253,000	2,375,748
6.63% 06/15/2035	3,738,000	3,334,400
Saudi Arabian Oil Co. (Saudi Arabia)
4.75% 06/02/2030(b)	2,955,000	2,977,210
5.38% 06/02/2035(b)	3,590,000	3,642,098
6.38% 06/02/2055(b)	4,185,000	4,249,612
		22,800,086
Integrated Telecommunication Services-0.73%
AT&T, Inc.
5.40% 02/15/2034	24,000	24,534
3.55% 09/15/2055	2,000	1,342
6.05% 08/15/2056	1,260,000	1,278,330
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(c)(e)	1,460,000	1,438,827
Iliad Holding S.A.S.U. (France), 8.50%, 04/15/2031(b)	184,000	197,515
NTT Finance Corp. (Japan)
4.88% 07/16/2030(b)	806,000	810,832
5.50% 07/16/2035(b)	1,309,000	1,329,783
TELUS Corp. (Canada)
6.63% 10/15/2055(e)	2,007,000	2,033,252
7.00% 10/15/2055(e)	1,979,000	2,008,521
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Integrated Telecommunication Services-(continued)
T-Mobile USA, Inc.
5.65% 01/15/2053	$20,000	$19,272
6.00% 06/15/2054	5,000	5,058
5.88% 11/15/2055(c)	729,000	727,442
Verizon Communications, Inc., 5.25%, 04/02/2035(c)	2,668,000	2,679,725
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	1,333,000	1,420,978
		13,975,411
Interactive Media & Services-0.77%
Alphabet, Inc.
5.25% 05/15/2055	815,000	800,304
5.30% 05/15/2065	865,000	840,663
Flutter Treasury DAC (Ireland), 5.88%, 06/04/2031(b)(c)	4,351,000	4,382,414
Meta Platforms, Inc.
4.55% 08/15/2031	271,000	273,600
4.75% 08/15/2034(c)	669,000	666,724
5.40% 08/15/2054(c)	750,000	725,273
5.75% 05/15/2063	27,000	27,157
5.55% 08/15/2064	369,000	358,275
WarnerMedia Holdings, Inc.
4.28% 03/15/2032	192,000	161,350
5.05% 03/15/2042	9,667,000	6,470,171
		14,705,931
Internet Services & Infrastructure-0.15%
CoreWeave, Inc.
9.25% 06/01/2030(b)	1,492,000	1,500,655
9.00% 02/01/2031(b)	1,376,000	1,371,853
		2,872,508
Investment Banking & Brokerage-1.31%
Charles Schwab Corp. (The)
Series I, 4.00% (e)(f)	1,043,000	1,029,448
Series K, 5.00% (e)(f)	15,000	14,931
Goldman Sachs Group, Inc. (The)
5.14% (SOFR + 0.79%), 12/09/2026(d)	13,000	13,021
5.64% (SOFR + 1.29%), 04/23/2028(d)	1,017,000	1,026,240
5.73% 04/25/2030(e)	108,000	112,159
5.05% 07/23/2030(e)	211,000	214,440
4.69% 10/23/2030(e)	316,000	315,843
5.21% 01/28/2031(e)	457,000	466,806
5.22% 04/23/2031(c)(e)	1,329,000	1,359,243
5.85% 04/25/2035(e)	125,000	131,022
5.33% 07/23/2035(e)	593,000	599,269
5.54% 01/28/2036(c)(e)	1,638,000	1,675,253
5.73% 01/28/2056(e)	974,000	978,788
6.85% (e)(f)	2,762,000	2,827,624
Series V, 4.13% (e)(f)	459,000	449,839
Series W, 7.50% (c)(e)(f)	2,962,000	3,136,029
Series X, 7.50% (e)(f)	2,979,000	3,119,996
	Principal Amount	Value
Investment Banking & Brokerage-(continued)
Morgan Stanley
5.12% 02/01/2029(e)	$8,000	$8,119
4.99% 04/12/2029(e)	515,000	521,451
5.16% 04/20/2029(e)	43,000	43,700
5.45% 07/20/2029(e)	15,000	15,400
6.41% 11/01/2029(e)	33,000	34,836
5.17% 01/16/2030(e)	32,000	32,651
5.04% 07/19/2030(e)	569,000	578,975
4.65% 10/18/2030(e)	468,000	469,041
5.23% 01/15/2031(e)	2,118,000	2,170,238
5.19% 04/17/2031(e)	1,520,000	1,553,061
5.25% 04/21/2034(e)	48,000	48,793
5.42% 07/21/2034(e)	20,000	20,490
5.47% 01/18/2035(e)	33,000	33,818
5.83% 04/19/2035(e)	107,000	112,202
5.32% 07/19/2035(e)	236,000	239,062
5.59% 01/18/2036(e)	1,152,000	1,182,794
5.66% 04/17/2036(e)	292,000	301,276
5.95% 01/19/2038(e)	8,000	8,256
		24,844,114
IT Consulting & Other Services-0.39%
International Business Machines Corp.
4.80% 02/10/2030(c)	3,121,000	3,165,577
5.20% 02/10/2035(c)	2,148,000	2,170,681
5.70% 02/10/2055(c)	2,033,000	2,005,238
		7,341,496
Leisure Facilities-0.10%
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	1,813,000	1,824,105
Leisure Products-0.00%
Brunswick Corp., 5.85%, 03/18/2029	69,000	70,945
Life & Health Insurance-1.78%
200 Park Funding Trust, 5.74%, 02/15/2055(b)	819,000	806,395
AIA Group Ltd. (Hong Kong)
5.38% 04/05/2034(b)(c)	1,045,000	1,066,242
4.95% 03/30/2035(b)(c)	2,160,000	2,144,035
5.40% 09/30/2054(b)(c)	1,241,000	1,168,400
Amazon Conservation DAC (Ecuador), 6.03%, 01/16/2042(b)	3,415,000	3,436,088
American National Global Funding, 5.55%, 01/28/2030(b)	119,000	121,170
American National Group, Inc., 6.00%, 07/15/2035	2,844,000	2,862,933
Athene Global Funding, 5.58%, 01/09/2029(b)	198,000	203,592
Athene Holding Ltd.
6.25% 04/01/2054	78,000	77,078
6.63% 05/19/2055(c)	419,000	431,386
Belrose Funding Trust II, 6.79%, 05/15/2055(b)	2,062,000	2,112,021
Corebridge Global Funding
5.90% 09/19/2028(b)	35,000	36,347
5.20% 01/12/2029(b)	233,000	237,286
5.20% 06/24/2029(b)	207,000	211,115
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20%(b)(e)(f)	980,000	999,489
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Life & Health Insurance-(continued)
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	$4,125,000	$4,033,169
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	16,000	16,751
GA Global Funding Trust, 5.50%, 01/08/2029(b)	658,000	673,693
High Street Funding Trust III, 5.81%, 02/15/2055(b)	672,000	651,611
Jackson National Life Global Funding, 4.70%, 06/05/2028(b)	1,993,000	1,997,663
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(h)	3,179,000	2,870,637
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	1,696,000	1,697,996
MetLife, Inc.
5.25% 01/15/2054	16,000	15,014
Series G, 6.35% 03/15/2055(c)(e)	1,189,000	1,222,509
Series G, 3.85% (e)(f)	4,000	3,996
Nippon Life Insurance Co. (Japan)
5.95% 04/16/2054(b)(e)	790,000	806,066
6.50% 04/30/2055(b)(e)	1,079,000	1,130,203
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(b)	2,000	1,287
Pricoa Global Funding I, 4.65%, 08/27/2031(b)	509,000	508,203
Prudential Financial, Inc., 5.20%, 03/14/2035	1,594,000	1,606,559
Symetra Life Insurance Co., 6.55%, 10/01/2055(b)	780,000	797,158
		33,946,092
Managed Health Care-0.02%
Humana, Inc., 5.75%, 12/01/2028	20,000	20,712
UnitedHealth Group, Inc.
5.25% 02/15/2028	10,000	10,223
5.30% 02/15/2030	16,000	16,466
5.35% 02/15/2033	11,000	11,264
5.05% 04/15/2053	10,000	8,786
5.63% 07/15/2054	94,000	89,606
5.75% 07/15/2064	164,000	156,209
		313,266
Marine Transportation-0.08%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)	25,000	26,486
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	1,371,000	1,410,460
		1,436,946
Metal, Glass & Plastic Containers-0.21%
CROWN Americas LLC, 5.88%, 06/01/2033(b)	2,729,000	2,736,581
Smurfit Kappa Treasury Unlimited Co. (Ireland)
5.20% 01/15/2030	700,000	717,591
5.44% 04/03/2034	558,000	569,732
		4,023,904
Movies & Entertainment-0.00%
Netflix, Inc., 5.40%, 08/15/2054	49,000	48,023
	Principal Amount	Value
Multi-Family Residential REITs-0.03%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	$47,000	$48,221
Essex Portfolio L.P., 5.50%, 04/01/2034	46,000	47,077
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	213,000	205,412
Mid-America Apartments L.P., 5.30%, 02/15/2032	223,000	229,555
UDR, Inc., 5.13%, 09/01/2034	89,000	88,548
		618,813
Multi-line Insurance-0.13%
Allianz SE (Germany), 3.50%(b)(e)(f)	1,600,000	1,582,045
American International Group, Inc., 4.85%, 05/07/2030	441,000	447,169
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	512,000	521,296
		2,550,510
Multi-Utilities-0.60%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	89,000	89,485
Ameren Illinois Co., 4.95%, 06/01/2033	20,000	20,187
Black Hills Corp., 6.15%, 05/15/2034	65,000	68,560
CenterPoint Energy, Inc., Conv., 3.00%, 08/01/2028(b)	3,272,000	3,314,536
CMS Energy Corp., 6.50%, 06/01/2055(e)	583,000	589,304
Dominion Energy, Inc., 5.38%, 11/15/2032	14,000	14,354
DTE Energy Co.
4.95% 07/01/2027	256,000	258,387
5.85% 06/01/2034	47,000	49,210
ENGIE S.A. (France)
5.25% 04/10/2029(b)(c)	978,000	999,952
5.63% 04/10/2034(b)	678,000	699,364
5.88% 04/10/2054(b)(c)	714,000	716,389
NiSource, Inc.
5.25% 03/30/2028	5,000	5,103
5.35% 04/01/2034	101,000	102,640
5.85% 04/01/2055	813,000	803,210
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	59,000	61,414
Sempra
6.88% 10/01/2054(e)	122,000	123,449
6.55% 04/01/2055(c)(e)	833,000	805,835
6.63% 04/01/2055(e)	911,000	896,733
WEC Energy Group, Inc.
5.15% 10/01/2027	16,000	16,235
Conv., 3.38% 06/01/2028(b)	1,792,000	1,816,640
		11,450,987
Office REITs-0.16%
Brandywine Operating Partnership L.P.
8.30% 03/15/2028(c)	319,000	338,770
8.88% 04/12/2029	943,000	1,012,029
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Office REITs-(continued)
Cousins Properties L.P.
5.25% 07/15/2030	$1,265,000	$1,285,836
5.38% 02/15/2032	180,000	181,782
5.88% 10/01/2034	211,000	217,214
		3,035,631
Oil & Gas Equipment & Services-0.00%
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	31,000	29,625
Oil & Gas Exploration & Production-0.62%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	546,000	572,544
ConocoPhillips Co., 5.70%, 09/15/2063	33,000	31,587
Diamondback Energy, Inc.
5.20% 04/18/2027	113,000	114,136
5.15% 01/30/2030	172,000	175,196
5.90% 04/18/2064	67,000	61,927
EOG Resources, Inc.
4.40% 07/15/2028	711,000	713,295
5.35% 01/15/2036	1,410,000	1,421,181
5.95% 07/15/2055	2,404,000	2,429,619
Expand Energy Corp., 5.38%, 03/15/2030	90,000	90,164
Hilcorp Energy I L.P./Hilcorp Finance Co.
6.88% 05/15/2034(b)	273,000	263,127
7.25% 02/15/2035(b)	500,000	487,733
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	17,190	17,634
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	1,278,000	1,199,001
Var Energi ASA (Norway)
5.88% 05/22/2030(b)	1,600,000	1,648,251
6.50% 05/22/2035(b)	1,750,000	1,814,992
Woodside Finance Ltd. (Australia), 5.70%, 05/19/2032	813,000	829,154
		11,869,541
Oil & Gas Refining & Marketing-0.14%
Empresa Nacional del Petroleo (Chile), 5.95%, 07/30/2034(b)	929,000	949,392
Phillips 66 Co., 5.30%, 06/30/2033	20,000	20,225
Raizen Fuels Finance S.A. (Brazil)
6.70% 02/25/2037(b)	918,000	895,817
6.95% 03/05/2054(b)	932,000	871,184
		2,736,618
Oil & Gas Storage & Transportation-2.29%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	1,023,000	1,052,509
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	20,000	20,888
Columbia Pipelines Holding Co. LLC
6.06% 08/15/2026(b)	17,000	17,184
5.10% 10/01/2031(b)	212,000	213,000
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	553,000	508,339
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	312,000	298,981
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
Enbridge, Inc. (Canada)
5.70% 03/08/2033	$15,000	$15,544
7.63% 01/15/2083(e)	13,000	13,831
Energy Transfer L.P.
6.05% 12/01/2026	33,000	33,580
5.50% 06/01/2027	5,000	5,073
6.10% 12/01/2028	20,000	20,944
6.40% 12/01/2030	13,000	13,956
5.55% 05/15/2034	103,000	103,947
5.95% 05/15/2054	74,000	69,994
8.00% 05/15/2054(c)(e)	940,000	1,002,313
6.05% 09/01/2054	630,000	604,913
7.13% 10/01/2054(c)(e)	3,561,000	3,655,491
Enterprise Products Operating LLC
4.30% 06/20/2028	2,251,000	2,249,469
5.20% 01/15/2036	2,962,000	2,968,656
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035(b)(c)	4,262,000	4,350,955
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia)
5.85% 02/23/2036(b)	4,380,000	4,493,818
6.13% 02/23/2038(b)	383,000	398,734
6.51% 02/23/2042(b)	970,000	1,017,516
6.10% 08/23/2042(b)	2,330,000	2,373,177
Gulfstream Natural Gas System, L.L.C., 5.60%, 07/23/2035(b)	2,764,000	2,781,111
Kinder Morgan, Inc.
7.80% 08/01/2031	9,000	10,350
4.80% 02/01/2033	5,000	4,919
5.20% 06/01/2033	20,000	20,090
MPLX L.P., 4.95%, 03/14/2052	5,000	4,132
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	505,000	494,419
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	177,000	180,357
Plains All American Pipeline L.P., 5.95%, 06/15/2035	913,000	937,540
South Bow Canadian Infrastructure Holdings Ltd. (Canada)
7.50% 03/01/2055(b)(c)(e)	946,000	983,696
7.63% 03/01/2055(b)(e)	1,650,000	1,705,565
South Bow USA Infrastructure Holdings LLC (Canada)
4.91% 09/01/2027(b)	363,000	364,321
5.03% 10/01/2029(b)	467,000	466,755
5.58% 10/01/2034(b)	342,000	337,804
6.18% 10/01/2054(b)	216,000	205,118
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	21,000	21,977
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	993,000	1,019,739
Venture Global LNG, Inc.
9.50% 02/01/2029(b)	712,000	776,937
9.88% 02/01/2032(b)(c)	229,000	247,221
Venture Global Plaquemines LNG LLC
7.50% 05/01/2033(b)(c)	1,082,000	1,169,175
6.50% 01/15/2034(b)	958,000	986,142
7.75% 05/01/2035(b)	1,944,000	2,132,747
6.75% 01/15/2036(b)	574,000	590,836
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
Western Midstream Operating L.P.
6.15% 04/01/2033	$19,000	$19,827
5.45% 11/15/2034	319,000	312,921
5.30% 03/01/2048	1,123,000	944,756
Williams Cos., Inc. (The)
5.30% 08/15/2028	67,000	68,624
4.80% 11/15/2029	301,000	303,457
5.65% 03/15/2033	20,000	20,719
5.15% 03/15/2034	99,000	98,648
5.80% 11/15/2054	232,000	225,622
6.00% 03/15/2055	656,000	655,488
		43,593,825
Other Specialized REITs-0.03%
Simon Property Group L.P., 4.75%, 09/26/2034	655,000	638,106
Other Specialty Retail-0.00%
Tractor Supply Co., 5.25%, 05/15/2033	9,000	9,156
Packaged Foods & Meats-0.48%
Campbell’s Co. (The)
5.30% 03/20/2026	49,000	49,205
5.20% 03/21/2029	50,000	51,032
5.40% 03/21/2034	66,000	66,690
5.25% 10/13/2054(c)	188,000	169,851
General Mills, Inc., 5.50%, 10/17/2028	42,000	43,334
J.M. Smucker Co. (The), 6.20%, 11/15/2033	20,000	21,396
Mars, Inc.
4.60% 03/01/2028(b)(c)	2,048,000	2,059,840
4.80% 03/01/2030(b)	578,000	583,924
5.00% 03/01/2032(b)	1,443,000	1,457,047
5.20% 03/01/2035(b)	1,427,000	1,434,630
5.65% 05/01/2045(b)	826,000	820,959
5.70% 05/01/2055(b)	1,044,000	1,031,095
5.80% 05/01/2065(b)	710,000	703,674
McCormick & Co., Inc., 4.70%, 10/15/2034(c)	427,000	411,420
Post Holdings, Inc., 6.25%, 10/15/2034(b)(c)	275,000	276,032
		9,180,129
Paper & Plastic Packaging Products & Materials-0.25%
Cascades, Inc./Cascades USA, Inc. (Canada), 6.75%, 07/15/2030(b)	1,048,000	1,046,501
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)(c)	757,000	767,077
Sealed Air Corp., 7.25%, 02/15/2031(b)(c)	2,842,000	2,957,542
		4,771,120
Paper Products-0.01%
Magnera Corp., 7.25%, 11/15/2031(b)(c)	275,000	259,130
Passenger Airlines-0.35%
American Airlines Pass-Through Trust
Series 2021-1, Class A, 2.88% 07/11/2034	20,978	18,556
Series 2021-1, Class B, 3.95% 07/11/2030	226,300	214,955
	Principal Amount	Value
Passenger Airlines-(continued)
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	$1,137,441	$1,137,115
AS Mileage Plan IP Ltd.
5.02% 10/20/2029(b)	273,000	271,009
5.31% 10/20/2031(b)	258,000	256,110
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	89,771	81,385
Delta Air Lines, Inc.
4.95% 07/10/2028	1,943,000	1,952,833
5.25% 07/10/2030(c)	2,206,000	2,228,278
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50% 10/20/2025(b)	3,169	3,161
4.75% 10/20/2028(b)	14,815	14,829
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88% 10/15/2027	3,688	3,761
Series 24-A, 5.88% 02/15/2037	277,563	279,062
Series AA, 5.45% 02/15/2037	229,981	233,630
		6,694,684
Passenger Ground Transportation-0.09%
Uber Technologies, Inc.
6.25% 01/15/2028(b)(c)	524,000	525,639
4.30% 01/15/2030	788,000	781,793
5.35% 09/15/2054	374,000	349,611
		1,657,043
Personal Care Products-0.04%
Coty, Inc., 5.00%, 04/15/2026(b)	650,000	649,767
Kenvue, Inc.
5.05% 03/22/2028	13,000	13,280
5.00% 03/22/2030	57,000	58,422
4.90% 03/22/2033	31,000	31,369
5.20% 03/22/2063	13,000	11,878
		764,716
Pharmaceuticals-0.73%
AstraZeneca Finance LLC (United Kingdom)
4.85% 02/26/2029	156,000	158,855
4.90% 02/26/2031	359,000	368,104
Bristol-Myers Squibb Co.
4.90% 02/22/2029	55,000	56,075
5.75% 02/01/2031	44,000	46,693
5.90% 11/15/2033	28,000	29,942
6.25% 11/15/2053	29,000	30,888
6.40% 11/15/2063	48,000	51,466
Eli Lilly and Co.
4.70% 02/09/2034	20,000	19,931
5.00% 02/09/2054	124,000	114,548
5.10% 02/09/2064	156,000	143,402
5.20% 08/14/2064	106,000	99,096
Merck & Co., Inc.
4.30% 05/17/2030	60,000	60,062
4.90% 05/17/2044	57,000	52,878
5.15% 05/17/2063	9,000	8,201
Novartis Capital Corp.
4.00% 09/18/2031	330,000	323,313
4.20% 09/18/2034(c)	758,000	727,732
4.70% 09/18/2054	583,000	517,013
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-(continued)
Takeda U.S. Financing, Inc.
5.20% 07/07/2035(c)	$4,133,000	$4,119,076
5.90% 07/07/2055(c)	2,937,000	2,935,443
Teva Pharmaceutical Finance Netherlands IV B.V. (Israel), 5.75%, 12/01/2030(c)	2,952,000	2,997,172
Teva Pharmaceuticals Finance Netherlands B.V. (Israel), 6.00%, 12/01/2032(c)	1,046,000	1,066,401
		13,926,291
Property & Casualty Insurance-0.10%
Fairfax Financial Holdings Ltd. (Canada), 6.10%, 03/15/2055	318,000	309,216
Travelers Cos., Inc. (The)
5.05% 07/24/2035	552,000	553,588
5.45% 05/25/2053	11,000	10,699
5.70% 07/24/2055	919,000	926,211
		1,799,714
Rail Transportation-0.08%
Canadian Pacific Railway Co. (Canada), 5.20%, 03/30/2035(c)	633,000	641,082
TTX Co., 5.05%, 11/15/2034(b)	847,000	857,118
		1,498,200
Real Estate Development-0.01%
Piedmont Operating Partnership L.P., 6.88%, 07/15/2029	202,000	211,411
Regional Banks-0.07%
Citizens Financial Group, Inc., 5.64%, 05/21/2037(e)	7,000	6,929
Regions Financial Corp., 5.72%, 06/06/2030(e)	155,000	160,225
Synovus Financial Corp., 6.17%, 11/01/2030(e)	201,000	206,770
Truist Financial Corp., Series P, 4.95%(e)(f)	134,000	134,071
Zions Bancorporation N.A., 6.82%, 11/19/2035(c)(e)	791,000	826,125
		1,334,120
Reinsurance-0.22%
Global Atlantic (Fin) Co.
6.75% 03/15/2054(b)	182,000	187,646
7.95% 10/15/2054(b)(e)	923,000	966,847
RenaissanceRe Holdings Ltd. (Bermuda), 5.75%, 06/05/2033	2,915,000	3,003,826
		4,158,319
Renewable Electricity-0.01%
Idaho Power Co., 5.20%, 08/15/2034	86,000	87,461
Research & Consulting Services-0.02%
CACI International, Inc., 6.38%, 06/15/2033(b)	379,000	388,017
Restaurants-0.67%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029(b)	701,000	706,060
Arcos Dorados B.V. (Brazil), 6.38%, 01/29/2032(b)	2,805,000	2,894,760
	Principal Amount	Value
Restaurants-(continued)
McDonald’s Corp.
4.80% 08/14/2028	$115,000	$116,692
4.60% 05/15/2030	724,000	728,792
4.95% 08/14/2033	84,000	85,286
4.95% 03/03/2035(c)	497,000	495,613
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(b)	7,290,000	7,700,908
		12,728,111
Retail REITs-0.25%
Agree L.P., 5.63%, 06/15/2034	69,000	70,545
Brixmor Operating Partnership L.P., 5.75%, 02/15/2035	58,000	59,565
Kimco Realty OP LLC
4.85% 03/01/2035	219,000	214,132
5.30% 02/01/2036	3,039,000	3,046,233
Kite Realty Group L.P.
4.95% 12/15/2031	148,000	148,132
5.50% 03/01/2034	17,000	17,335
NNN REIT, Inc.
5.60% 10/15/2033	17,000	17,554
5.50% 06/15/2034	67,000	68,348
Realty Income Corp.
2.20% 06/15/2028	2,000	1,886
5.63% 10/13/2032	6,000	6,268
5.13% 04/15/2035(c)	287,000	287,472
5.38% 09/01/2054	74,000	70,542
Regency Centers L.P.
5.00% 07/15/2032	621,000	627,760
5.25% 01/15/2034	34,000	34,533
5.10% 01/15/2035	94,000	94,014
		4,764,319
Self-Storage REITs-0.27%
Americold Realty Operating Partnership L.P.
5.60% 05/15/2032	1,009,000	1,010,586
5.41% 09/12/2034	374,000	363,888
Extra Space Storage L.P.
5.70% 04/01/2028	6,000	6,169
5.40% 02/01/2034	61,000	61,817
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	96,000	95,298
Prologis L.P.
4.88% 06/15/2028	17,000	17,271
4.75% 01/15/2031	1,685,000	1,700,001
5.13% 01/15/2034	15,000	15,171
5.00% 03/15/2034	148,000	147,994
5.00% 01/31/2035(c)	223,000	222,592
5.25% 05/15/2035	1,226,000	1,241,652
5.25% 03/15/2054	278,000	259,878
Public Storage Operating Co., 5.35%, 08/01/2053	76,000	72,286
		5,214,603
Semiconductors-0.73%
Broadcom, Inc.
5.05% 07/12/2027	351,000	355,277
5.05% 07/12/2029	234,000	238,884
5.15% 11/15/2031	740,000	758,531
5.20% 07/15/2035	2,326,000	2,337,890
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Semiconductors-(continued)
Foundry JV Holdco LLC
5.90% 01/25/2030(b)(c)	$644,000	$672,089
5.50% 01/25/2031(b)	914,000	933,490
6.15% 01/25/2032(b)	711,000	744,413
5.90% 01/25/2033(b)(c)	517,000	531,753
5.88% 01/25/2034(b)	754,000	762,073
6.25% 01/25/2035(b)	733,000	764,345
6.10% 01/25/2036(b)	879,000	899,314
6.20% 01/25/2037(b)	987,000	1,015,614
6.40% 01/25/2038(b)	480,000	499,802
6.30% 01/25/2039(b)	1,040,000	1,071,872
Kioxia Holdings Corp. (Japan)
6.25% 07/24/2030(b)	750,000	747,795
6.63% 07/24/2033(b)	733,000	726,039
Micron Technology, Inc.
5.30% 01/15/2031	41,000	41,855
6.05% 11/01/2035	722,000	751,829
		13,852,865
Single-Family Residential REITs-0.02%
American Homes 4 Rent L.P.
2.38% 07/15/2031	2,000	1,741
5.50% 07/15/2034(c)	207,000	209,899
5.25% 03/15/2035(c)	214,000	212,535
		424,175
Soft Drinks & Non-alcoholic Beverages-1.25%
Coca-Cola Co. (The), 5.40%, 05/13/2064	375,000	362,754
Coca-Cola FEMSA S.A.B. de C.V. (Mexico), 5.10%, 05/06/2035	3,486,000	3,470,592
Keurig Dr Pepper, Inc.
4.60% 05/15/2030	2,716,000	2,716,676
5.15% 05/15/2035	626,000	623,013
PepsiCo, Inc.
4.10% 01/15/2029	3,298,000	3,282,911
4.60% 02/07/2030(c)	1,110,000	1,126,251
4.30% 07/23/2030	2,693,000	2,681,616
4.65% 07/23/2032(c)	1,783,000	1,782,326
5.00% 02/07/2035	130,000	131,302
5.00% 07/23/2035	7,660,000	7,679,318
		23,856,759
Sovereign Debt-2.82%
Bahamas Government International Bond (Bahamas), 8.25%, 06/24/2036(b)	2,070,000	2,106,225
Barbados Government International Bond (Barbados), 8.00%, 06/26/2035(b)(c)	1,603,000	1,601,405
Brazilian Government International Bond (Brazil), 6.13%, 03/15/2034	2,001,000	1,984,692
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	528,000	550,110
Dominican Republic International Bond (Dominican Republic)
6.95% 03/15/2037(b)	4,739,000	4,862,214
7.15% 02/24/2055(b)	2,730,000	2,781,870
	Principal Amount	Value
Sovereign Debt-(continued)
Guatemala Government Bond (Guatemala)
6.05% 08/06/2031(b)	$3,287,000	$3,355,008
6.25% 08/15/2036(b)	2,388,000	2,406,053
6.55% 02/06/2037(b)	1,315,000	1,344,693
6.88% 08/15/2055(b)	1,856,000	1,848,595
Mexico Government International Bond (Mexico)
5.85% 07/02/2032	3,510,000	3,535,447
6.63% 01/29/2038	2,773,000	2,794,491
Peruvian Government International Bond (Peru), 5.38%, 02/08/2035	1,806,000	1,802,514
Republic of Poland Government International Bond (Poland), 5.38%, 02/12/2035	3,370,000	3,443,707
Romanian Government International Bond (Romania)
6.63% 02/17/2028(b)	932,000	966,350
5.88% 01/30/2029(b)	3,084,000	3,135,266
5.75% 09/16/2030(b)	4,624,000	4,649,733
7.13% 01/17/2033(b)	536,000	569,506
5.75% 03/24/2035(b)	3,305,000	3,139,558
6.63% 05/16/2036(b)	4,624,000	4,630,474
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	2,215,000	2,158,872
		53,666,783
Specialized Consumer Services-0.34%
Rentokil Terminix Funding LLC
5.00% 04/28/2030(b)	2,882,000	2,895,984
5.63% 04/28/2035(b)	3,606,000	3,653,432
		6,549,416
Specialized Finance-0.14%
Blackstone Private Credit Fund, 4.95%, 09/26/2027	191,000	190,351
Jefferson Capital Holdings LLC
9.50% 02/15/2029(b)	384,000	405,592
8.25% 05/15/2030(b)	2,016,000	2,105,134
		2,701,077
Specialty Chemicals-0.66%
OCP S.A. (Morocco)
6.10% 04/30/2030(b)	1,527,000	1,555,345
6.70% 03/01/2036(b)	1,698,000	1,721,372
Sherwin-Williams Co. (The)
4.30% 08/15/2028	5,020,000	5,012,111
4.50% 08/15/2030(c)	1,679,000	1,673,729
5.15% 08/15/2035	2,308,000	2,303,956
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(b)	185,000	195,256
		12,461,769
Steel-0.37%
Cleveland-Cliffs, Inc.
5.88% 06/01/2027(c)	2,225,000	2,228,275
6.88% 11/01/2029(b)	1,704,000	1,706,347
POSCO (South Korea), 5.63%, 01/17/2026(b)	774,000	777,076
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Steel-(continued)
POSCO Holdings, Inc. (South Korea)
5.13% 05/07/2030(b)	$1,381,000	$1,401,725
5.75% 05/07/2035(b)	860,000	890,029
		7,003,452
Systems Software-0.14%
Oracle Corp.
6.25% 11/09/2032	9,000	9,691
4.90% 02/06/2033	16,000	15,952
4.70% 09/27/2034	514,000	494,070
6.90% 11/09/2052	10,000	10,977
5.38% 09/27/2054	598,000	539,099
6.00% 08/03/2055	403,000	395,067
5.50% 09/27/2064	472,000	422,031
6.13% 08/03/2065	772,000	759,016
		2,645,903
Technology Hardware, Storage & Peripherals-0.18%
Dell International LLC/EMC Corp., 5.50%, 04/01/2035	2,462,000	2,490,275
Hewlett Packard Enterprise Co.
5.00% 10/15/2034	383,000	371,682
5.60% 10/15/2054	548,000	504,079
		3,366,036
Tobacco-0.33%
B.A.T. Capital Corp. (United Kingdom)
5.83% 02/20/2031	145,000	151,902
6.00% 02/20/2034	60,000	63,222
7.08% 08/02/2043	19,000	20,927
7.08% 08/02/2053	8,000	8,926
Philip Morris International, Inc.
4.75% 02/12/2027	148,000	148,864
4.38% 11/01/2027	537,000	537,541
4.88% 02/15/2028	50,000	50,634
4.13% 04/28/2028	194,000	192,814
5.25% 09/07/2028	40,000	40,979
4.88% 02/13/2029	183,000	185,512
4.63% 11/01/2029	697,000	701,060
4.38% 04/30/2030	1,100,000	1,092,942
5.13% 02/13/2031	59,000	60,270
4.75% 11/01/2031	541,000	541,808
5.75% 11/17/2032	5,000	5,250
5.38% 02/15/2033	62,000	63,664
5.63% 09/07/2033	42,000	43,703
5.25% 02/13/2034	207,000	209,670
4.90% 11/01/2034(c)	955,000	942,993
4.88% 04/30/2035	1,192,000	1,168,195
		6,230,876
Trading Companies & Distributors-0.18%
Air Lease Corp., Series B, 4.65%(e)(f)	1,129,000	1,118,069
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	233,000	230,134
Mitsubishi Corp. (Japan)
5.00% 07/02/2029(b)(c)	957,000	976,807
5.13% 07/17/2034(b)(c)	1,069,000	1,086,878
		3,411,888
	Principal Amount	Value
Transaction & Payment Processing Services-0.01%
Fiserv, Inc.
5.38% 08/21/2028	$58,000	$59,437
5.63% 08/21/2033	37,000	38,140
5.45% 03/15/2034	144,000	146,248
Mastercard, Inc., 4.85%, 03/09/2033	28,000	28,407
		272,232
Wireless Telecommunication Services-0.03%
Vodafone Group PLC (United Kingdom), 5.13%, 06/04/2081(e)	780,000	602,920
Total U.S. Dollar Denominated Bonds & Notes (Cost $985,803,979)		996,181,287
U.S. Government Sponsored Agency Mortgage-Backed Securities-34.64%
Collateralized Mortgage Obligations-1.86%
Freddie Mac Military Housing Bonds Resecuritization Trust Ctfs., Series 2015-R1, Class B1, 5.25%, 11/25/2055(b)(i)	877,152	770,106
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series 2017-K066, Class AM, 3.20%, 06/25/2027	250,000	244,715
Series 2017-KGX1, Class AFX, 3.00%, 10/25/2027	1,000,000	971,783
Series 2018-K074, Class AM, 3.60%, 02/25/2028	1,000,000	982,743
Series 2018-K154, Class A3, 3.46%, 11/25/2032(i)	1,000,000	930,725
Series K-161, Class A2, 4.90%, 10/25/2033(i)	10,000,000	10,192,864
Series K-162, Class A2, 5.15%, 12/25/2033(i)	10,000,000	10,358,522
Series K-164, Class A2, 5.00%, 05/25/2034	10,000,000	10,247,258
Freddie Mac STRIPS, 0.00%, 09/15/2030(j)	350,000	283,830
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class HT, 3.25%, 07/25/2056	237,526	208,594
Series 2017-4, Class HT, 3.25%, 06/25/2057	351,460	315,492
		35,506,632
Federal Home Loan Mortgage Corp. (FHLMC)-1.91%
0.00%, 12/14/2029(j)	150,000	125,830
3.55%, 10/01/2033	448,829	417,534
3.00%, 10/01/2034 to 11/01/2052	13,275,579	11,401,687
4.00%, 11/01/2048 to 07/01/2049	215,402	201,847
3.50%, 08/01/2049	1,424,563	1,295,418
6.00%, 06/01/2053 to 08/01/2054	16,544,804	16,930,269
5.50%, 07/01/2053	5,951,496	5,965,689
		36,338,274
Federal National Mortgage Association (FNMA)-0.74%
2.82%, 10/01/2029	466,249	440,820
2.90%, 11/01/2029	475,994	449,238
3.08%, 10/01/2032	740,504	675,234
3.31%, 01/01/2033	957,396	887,763
2.50%, 10/01/2034 to 12/01/2034	1,723,536	1,618,311
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Federal National Mortgage Association (FNMA)-(continued)
3.50%, 05/01/2047 to 06/01/2047	$1,404,001	$1,288,062
4.00%, 11/01/2047	64,616	60,960
3.00%, 09/01/2049 to 10/01/2049	2,545,677	2,231,021
5.50%, 09/01/2053	6,427,306	6,435,635
		14,087,044
Government National Mortgage Association (GNMA)-7.65%
4.00%, 07/20/2049	35,629	33,230
TBA, 2.00%, 08/01/2055(k)	4,826,634	3,897,768
TBA, 2.50%, 08/01/2055(k)	30,422,321	25,588,241
TBA, 4.50%, 08/01/2055(k)	22,606,070	21,457,548
TBA, 5.00%, 08/01/2055(k)	32,243,000	31,474,274
TBA, 5.50%, 08/01/2055(k)	31,757,317	31,681,529
TBA, 6.00%, 08/01/2055(k)	31,082,000	31,508,149
		145,640,739
Uniform Mortgage-Backed Securities-22.48%
TBA, 1.50%, 08/01/2040(k)	8,760,000	7,738,736
TBA, 2.00%, 08/01/2040 to 08/01/2055(k)	85,485,914	67,486,175
TBA, 2.50%, 08/01/2055(k)	104,729,860	85,830,141
TBA, 3.00%, 08/01/2055(k)	84,137,549	72,018,748
TBA, 3.50%, 08/01/2055(k)	47,340,382	42,296,862
TBA, 4.00%, 08/01/2055(k)	40,806,694	37,641,709
TBA, 4.50%, 08/01/2055(k)	13,357,014	12,672,175
TBA, 5.00%, 08/01/2055(k)	40,682,860	39,602,000
TBA, 5.50%, 08/01/2055(k)	36,732,376	36,543,645
TBA, 6.00%, 08/01/2055(k)	25,711,340	26,070,735
		427,900,926
Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $662,009,758)		659,473,615

Asset-Backed Securities-27.82%
AGL CLO 17 Ltd. (Cayman Islands), Series 2022-17A, Class AR, 5.28% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(d)	4,125,000	4,127,669
AGL CLO 29 Ltd. (Jersey), Series 2024-29A, Class A1, 5.90% (3 mo. Term SOFR + 1.57%), 04/21/2037(b)(d)	6,019,000	6,049,902
ALA Trust, Series 2025-OANA, Class B, 6.18% (1 mo. Term SOFR + 1.84%), 06/15/2040(b)(d)	4,039,000	4,068,934
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	4,460,000	4,275,041
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(i)	34,310	33,356
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(i)	148,373	140,142
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(i)	131,688	125,874
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(i)	894,648	759,717
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)	2,165,360	2,004,449
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)	620,690	624,443
	Principal Amount	Value

Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	$2,839,736	$2,826,152
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	2,850,797	2,860,395
Series 2024-8, Class A1, 5.34%, 05/27/2069(b)	7,526,761	7,489,347
Series 2025-HB1, Class A1, 6.15% (30 Day Average SOFR + 1.80%), 02/25/2055(b)(d)	828,958	836,049
Apidos CLO XII (Cayman Islands), Series 2013-12A, Class ARR, 5.40% (3 mo. Term SOFR + 1.08%), 04/15/2031(b)(d)	2,173,128	2,175,115
Apidos CLO XXV (Cayman Islands), Series 2016-25A, Class A1R3, 5.47% (3 mo. Term SOFR + 1.14%), 01/20/2037(b)(d)	3,677,000	3,668,940
Avis Budget Rental Car Funding (AESOP) LLC
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	718,000	730,458
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	2,738,000	2,803,480
Bain Capital Credit CLO Ltd. (Cayman Islands)
Series 2021-1A, Class AR, 5.27% (3 mo. Term SOFR + 0.94%), 04/18/2034(b)(d)	2,267,000	2,267,728
Series 2022-1A, Class A1, 5.65% (3 mo. Term SOFR + 1.32%), 04/18/2035(b)(d)	1,692,000	1,694,590
Bank5, Series 2024-5YR10, Class A, 5.64%, 10/15/2057	1,020,000	1,038,622
Bayview MSR Opportunity Master Fund Trust
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(i)	1,510,341	1,269,262
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(i)	1,510,341	1,216,814
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(i)	1,326,788	1,179,047
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(i)	1,664,600	1,403,883
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(i)	2,031,187	1,639,655
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 4.75% (1 mo. Term SOFR + 0.39%), 11/25/2036(d)	77,996	77,312
Benchmark Mortgage Trust
Series 2018-B3, Class C, 4.55%, 04/10/2051(i)	2,500,000	2,125,927
Series 2019-B15, Class B, 3.56%, 12/15/2072	2,000,000	1,730,056
Benefit Street Partners CLO XXIII Ltd. (Cayman Islands), Series 2021-23A, Class A1R, 5.42% (3 mo. Term SOFR + 1.10%), 04/25/2034(b)(d)	5,795,000	5,799,178
Benefit Street Partners CLO XXV Ltd. (Cayman Islands), Series 2021-25A, Class A1R, 5.32% (3 mo. Term SOFR + 1.00%), 01/15/2035(b)(d)	5,715,000	5,716,429
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value

BMO Mortgage Trust, Series 2024- 5C5, Class AS, 6.36%, 02/15/2057(i)	$3,600,000	$3,746,596
BRAVO Residential Funding Trust
Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(i)	154,603	150,154
Series 2021-NQM2, Class A2, 1.28%, 03/25/2060(b)(i)	507,707	493,017
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A, 5.37%, 06/15/2044(b)(i)	823,000	835,378
Buckhorn Park CLO Ltd. (Cayman Islands), Series 2019-1A, Class ARR, 5.40% (3 mo. Term SOFR + 1.07%), 07/18/2034(b)(d)	3,847,208	3,843,049
BX Commercial Mortgage Trust
Series 2021-VOLT, Class C, 5.56% (1 mo. Term SOFR + 1.21%), 09/15/2036(b)(d)	4,125,270	4,110,269
Series 2021-VOLT, Class D, 6.11% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(d)	8,524,719	8,503,109
Series 2024-VLT5, Class A, 5.41%, 11/13/2046(b)(i)	3,115,000	3,125,401
Series 2024-VLT5, Class B, 5.80%, 11/13/2046(b)(i)	1,995,000	2,024,085
BX Trust
Series 2021-LGCY, Class B, 5.31% (1 mo. Term SOFR + 0.97%), 10/15/2036(b)(d)	10,000,000	9,978,421
Series 2022-LBA6, Class A, 5.34% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(d)	2,085,000	2,088,112
Series 2022-LBA6, Class B, 5.64% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(d)	1,285,000	1,285,959
Series 2022-LBA6, Class C, 5.94% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(d)	690,000	690,209
Series 2025-VLT6, Class A, 5.79% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)(d)	6,020,000	6,025,209
Series 2025-VLT6, Class B, 6.24% (1 mo. Term SOFR + 1.89%), 03/15/2042(b)(d)	4,375,000	4,380,698
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2015-4A, Class A1RR, 5.55% (3 mo. Term SOFR + 1.22%), 07/20/2032(b)(d)	1,256,169	1,256,570
Series 2015-5A, Class A1R3, 5.43% (3 mo. Term SOFR + 1.10%), 01/20/2032(b)(d)	831,702	833,822
Series 2016-1A, Class A1R3, 5.42% (3 mo. Term SOFR + 1.09%), 04/20/2034(b)(d)	2,500,000	2,503,535
CarMax Auto Owner Trust, Series 2024-1, Class A3, 4.92%, 10/16/2028	3,710,000	3,729,174
	Principal Amount	Value

Cedar Funding XI CLO Ltd. (Cayman Islands), Series 2019-11A, Class A1R2, 5.39% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(d)	$6,209,068	$6,201,928
Chase Home Lending Mortgage Trust
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(i)	68,093	61,502
Series 2024-9, Class A4, 5.50%, 09/25/2055(b)(i)	4,805,191	4,802,979
Series 2024-9, Class A6, 5.50%, 09/25/2055(b)(i)	689,666	688,252
CIFC Funding Ltd. (Cayman Islands), Series 2016-1A, Class AR3, 5.33% (3 mo. Term SOFR + 1.00%), 10/21/2031(b)(d)	1,516,761	1,514,684
Citigroup Mortgage Loan Trust, Inc.
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(i)	1,530,370	1,234,936
Series 2024-1, Class A3A, 6.00%, 07/25/2054(b)(i)	2,390,318	2,409,103
CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, 06/20/2050(b)	2,127,223	2,136,134
Clover CLO LLC, Series 2021-3A, Class AR, 5.39% (3 mo. Term SOFR + 1.07%), 01/25/2035(b)(d)	6,000,000	6,004,206
COLT 2025-8 Mortgage Loan Trust, Series 2025-8, Class A1, 5.48%, 08/25/2070(b)	2,550,000	2,550,650
COLT Mortgage Loan Trust
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(i)	1,164,131	1,044,537
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)	1,271,372	1,202,367
Commercial Mortgage Trust, Series 2015-CR25, Class B, 4.49%, 08/10/2048(i)	2,400,000	2,390,716
Credit Suisse Mortgage Capital Trust
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(i)	317,458	286,399
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(i)	197,773	176,707
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(i)	1,501,164	1,446,187
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(i)	1,160,000	1,054,745
Cross Mortgage Trust
Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)	2,803,263	2,821,122
Series 2024-H8, Class A1, 5.55%, 12/25/2069(b)(i)	7,400,641	7,413,299
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	1,459,000	1,307,050
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(b)	2,050,000	2,056,180
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	1,920,000	1,824,023
EFMT 2025-NQM2, Series 2025- NQM2, Class A1, 5.60%, 06/25/2070(b)	8,656,148	8,665,382
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value

Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(i)	$104,464	$98,947
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(i)	3,833	3,808
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(i)	213,851	182,836
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(i)	1,166,028	1,012,851
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(b)	1,654,507	1,640,664
Elmwood CLO 15 Ltd., Series 2022- 2A, Class A1R, 5.41% (3 mo. Term SOFR + 1.15%), 04/22/2035(b)(d)	2,280,000	2,281,051
Empower CLO Ltd. (Cayman Islands), Series 2024-1A, Class A1, 5.92% (3 mo. Term SOFR + 1.60%), 04/25/2037(b)(d)	2,575,000	2,584,059
Enterprise Fleet Financing LLC
Series 2024-2, Class A2, 5.74%, 12/20/2026(b)	571,817	574,170
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	440,000	446,989
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	515,000	530,278
Extended Stay America Trust, Series 2021-ESH, Class B, 5.84% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(d)	8,139,836	8,153,063
Flagstar Mortgage Trust
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(i)	2,358,315	2,100,426
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(i)	839,206	746,665
Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 5.28% (3 mo. Term SOFR + 0.95%), 04/22/2034(b)(d)	8,896,000	8,883,323
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	2,515,295	2,548,282
GCAT 2025-NQM4 Trust, Series 2025-NQM4, Class A1A, 5.53%, 06/25/2070(b)	4,025,000	4,031,085
GCAT Trust
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(i)	158,044	153,072
Series 2024-INV1, Class 2A2, 6.50%, 01/25/2054(b)(i)	6,173,909	6,288,234
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)	3,554,931	3,564,658
Goldentree Loan Management US CLO 1 Ltd. (Cayman Islands), Series 2017-1A, Class A1R3, 5.30% (3 mo. Term SOFR + 0.97%), 04/20/2034(b)(d)	1,539,000	1,538,026
Goldentree Loan Management US CLO 11 Ltd. (Cayman Islands), Series 2021-11A, Class AR, 5.41% (3 mo. Term SOFR + 1.08%), 10/20/2034(b)(d)	3,090,000	3,090,139
	Principal Amount	Value

GoldenTree Loan Management US CLO 5 Ltd. (Cayman Islands), Series 2019-5A, Class ARR, 5.40% (3 mo. Term SOFR + 1.07%), 10/20/2032(b)(d)	$3,694,357	$3,697,962
GoldenTree Loan Management US CLO 8 Ltd. (Cayman Islands), Series 2020-8A, Class ARR, 5.48% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(d)	5,223,000	5,232,689
Golub Capital Partners CLO 53(B) Ltd. (Cayman Islands), Series 2021-53A, Class AR, 5.31% (3 mo. Term SOFR + 0.98%), 07/20/2034(b)(d)	5,796,000	5,797,466
GS Mortgage Securities Trust
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	1,560,000	1,445,457
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	1,530,000	1,375,948
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(i)	3,361,395	2,983,374
Series 2025-HE1, Class A1, 6.09% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(d)	1,845,000	1,845,923
Hertz Vehicle Financing III L.P.
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	2,694,000	2,599,173
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	286,000	274,995
Hilton Grand Vacations Trust, Series 2025-1A, Class A, 4.88%, 05/27/2042(b)	1,603,000	1,610,936
HPEFS Equipment Trust, Series 2023- 2A, Class A2, 6.04%, 01/21/2031(b)	780	781
Invitation Homes Trust, Series 2024- SFR1, Class A, 4.00%, 09/17/2041(b)	4,182,835	4,056,779
IP Mortgage Trust, Series 2025-IP, Class A, 5.25%, 06/10/2042(b)(i)	5,716,000	5,764,029
J.P. Morgan Mortgage Trust, Series 2025-NQM3, Class A1, 5.50%, 11/25/2065(b)(i)	3,954,000	3,961,499
Jersey Mike’s Funding, Series 2025- 1A, Class A2, 5.61%, 08/16/2055(b)	2,800,000	2,824,885
JP Morgan Mortgage Trust
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(i)	1,972,353	1,640,616
Series 2024-8, Class A3, 5.50%, 01/25/2055(b)(i)	6,103,375	6,046,687
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(i)	1,987,138	1,997,070
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class C, 3.73%, 05/13/2053(i)	2,908,000	1,773,022
KKR CLO 15 Ltd. (Cayman Islands), Series 15, Class A1R2, 5.43% (3 mo. Term SOFR + 1.10%), 01/18/2032(b)(d)	5,850,848	5,853,633
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value

Life Mortgage Trust, Series 2021- BMR, Class C, 5.56% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(d)	$53,400	$53,182
Madison Park Funding XXXIII Ltd. (Cayman Islands), Series 2019-33A, Class AR, 5.61% (3 mo. Term SOFR + 1.29%), 10/15/2032(b)(d)	2,306,020	2,309,322
Mello Mortgage Capital Acceptance Trust
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(i)	863,020	765,605
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(i)	929,793	826,115
Metronet Infrastructure Issuer LLC, 6.01%, 07/20/2055(h)	2,750,000	2,725,322
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(i)	3,173,326	2,827,220
MHP Commercial Mortgage Trust, Series 2021-STOR, Class B, 5.36% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(d)	615,000	615,157
MILE Trust 2025-STNE
Series 2025-STNE, Class A, 5.84% (1 mo. Term SOFR + 1.50%), 07/15/2042(b)(d)	4,695,000	4,709,805
Series 2025-STNE, Class B, 6.04% (1 mo. Term SOFR + 1.70%), 07/15/2042(b)(d)	1,425,000	1,428,051
Series 2025-STNE, Class C, 6.44% (1 mo. Term SOFR + 2.10%), 07/15/2042(b)(d)	1,200,000	1,203,050
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015- C25, Class B, 4.50%, 10/15/2048(i)	1,032,000	1,016,685
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/2052	1,580,000	1,471,761
Morgan Stanley Residential Mortgage Loan Trust
Series 2024-3, Class A1, 6.00%, 07/25/2054(b)(i)	4,912,835	4,941,988
Series 2024-NQM5, Class A1, 5.65%, 10/25/2069(b)(i)	5,692,928	5,717,373
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(i)	8,106,525	8,130,811
Navient Refinance Loan Trust, Series 2025-A, Class A, 5.15%, 02/16/2055(b)	6,971,079	7,019,588
Neuberger Berman Loan Advisers CLO 40 Ltd. (Cayman Islands), Series 2021-40A, Class A, 5.64% (3 mo. Term SOFR + 1.32%), 04/16/2033(b)(d)	923,912	925,535
Neuberger Berman Loan Advisers CLO 49 Ltd. (Cayman Islands), Series 2022-49A, Class AR, 5.47% (3 mo. Term SOFR + 1.15%), 07/25/2035(b)(d)	2,628,000	2,630,452
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(i)	98,560	93,965
	Principal Amount	Value

Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(i)	$381,439	$358,993
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(i)	1,224,662	1,148,414
Series 2024-NQM3, Class A1, 5.47%, 11/25/2064(b)	920,578	920,716
Series 2025-NQM2, Class A1, 5.57%, 04/25/2065(b)	9,284,458	9,323,200
Oaktree CLO Ltd. (Cayman Islands), Series 2021-2A, Class AR, 5.29% (3 mo. Term SOFR + 0.97%), 01/15/2035(b)(d)	6,445,000	6,448,055
OBX Trust
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(i)	1,579,506	1,332,907
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(i)	1,422,129	1,264,612
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)	1,415,000	1,266,444
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(b)	1,861,007	1,847,138
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(b)(i)	1,217,500	1,214,089
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(i)	972,161	868,262
OCP CLO Ltd. (Cayman Islands), Series 2020-8RA, Class AR, 5.57% (3 mo. Term SOFR + 1.25%), 10/17/2036(b)(d)	6,049,000	6,045,982
One Bryant Park Trust, Series 2019- OBP, Class A, 2.52%, 09/15/2054(b)	457,000	414,396
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2025-2A, Class A1, 5.23% (3 mo. Term SOFR + 0.94%), 07/15/2033(b)(d)	5,140,000	5,144,410
Pikes Peak CLO 6 (Cayman Islands), Series 2020-6A, Class ARR, 5.26% (3 mo. Term SOFR + 0.94%), 05/18/2034(b)(d)	4,742,000	4,743,190
PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(i)	1,531,701	1,546,077
PPM CLO 3 Ltd., Series 2019-3A, Class AR, 5.67% (3 mo. Term SOFR + 1.35%), 04/17/2034(b)(d)	250,000	250,454
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	6,383,003	6,640,058
Rate Mortgage Trust
Series 2024-J4, Class A1, 6.00%, 12/25/2054(b)(i)	2,230,875	2,246,560
Series 2025-J1, Class A4, 6.00%, 03/25/2055(b)(i)	2,027,323	2,040,990
Series 2025-J2, Class A5, 5.50%, 07/25/2055(b)(i)	7,049,000	7,053,069
RCKT Mortgage Trust
Series 2025-CES6, Class A1A, 5.47%, 06/25/2055(b)	3,297,565	3,308,812
Series 2025-CES7, Class A1A, 5.38%, 07/25/2055(b)	1,550,000	1,553,953
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value

Regatta XIII Funding Ltd. (Cayman Islands), Series 2018-2A, Class A1R, 5.42% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(d)	$1,173,270	$1,173,680
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(i)	7,634	7,562
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(i)	2,251,743	2,086,884
Shackleton CLO Ltd. (Cayman Islands), Series 2015-7RA, Class ARR, 5.42% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(d)	680,628	680,424
Signal Peak CLO 1 Ltd., Series 2014- 1A, Class AR4, 5.40% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(d)	6,080,000	6,087,582
Sonic Capital LLC
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	3,449,624	3,375,301
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	1,769,467	1,615,846
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	1,807,934	1,532,208
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(i)	543,542	507,429
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(i)	10,162	9,669
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(i)	265,179	250,464
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(i)	1,917,011	1,684,774
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(i)	1,472,799	1,328,052
Store Master Funding I-VII, Series 2016-1A, Class A2, 4.32%, 10/20/2046(b)	415,668	407,154
Subway Funding LLC
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	3,545,210	3,613,713
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	2,034,625	2,064,175
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	6,810,535	6,948,414
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	3,984,888	3,906,896
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	5,036,938	4,970,096
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	3,086,675	3,046,429
Symphony CLO XVI Ltd. (Cayman Islands), Series 2015-16A, Class ARR, 5.52% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(d)	980,240	982,211
Symphony CLO XX Ltd. (Cayman Islands), Series 2018-20A, Class AR2, 5.42% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(d)	1,946,228	1,947,132
	Principal Amount	Value

Symphony CLO XXI Ltd. (Cayman Islands), Series 2019-21A, Class AR2, 5.22% (3 mo. Term SOFR + 0.90%), 07/15/2032(b)(d)	$3,974,470	$3,976,099
Symphony CLO XXII Ltd. (Cayman Islands), Series 2020-22A, Class A1AR, 5.51% (3 mo. Term SOFR + 1.18%), 04/18/2033(b)(d)	3,607,776	3,608,909
Symphony CLO XXIII Ltd. (Cayman Islands), Series 2020-23A, Class AR2, 5.22% (3 mo. Term SOFR + 0.90%), 01/15/2034(b)(d)	3,508,338	3,506,230
Taco Bell Funding LLC, Series 2016- 1A, Class A23, 4.97%, 05/25/2046(b)	140,625	140,501
Textainer Marine Containers VII Ltd. (China), Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	1,062,600	988,255
TierPoint Issuer LLC
Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	477,500	477,430
Series 2025-1A, Class A2, 6.15%, 04/26/2055(b)	4,120,000	4,153,026
Series 2025-2A, Class A2, 6.40%, 04/26/2055(b)	3,221,000	3,216,766
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	905,573	847,860
Tricon Residential Trust, Series 2025- SFR1, Class A, 5.44% (1 mo. Term SOFR + 1.10%), 03/17/2042(b)(d)	4,656,991	4,659,841
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A, 5.23%, 07/13/2044(b)(i)	4,760,000	4,754,360
Series 2025-AZ, Class C, 6.03%, 07/13/2044(b)(i)	800,000	806,279
Series 2025-AZ, Class D, 6.43%, 07/13/2044(b)(i)	4,657,000	4,666,485
Verus Securitization Trust
Series 2021-1, Class A1B, 0.82%, 01/25/2066(b)(i)	624,387	555,594
Series 2021-2, Class A1, 1.03%, 02/25/2066(b)(i)	865,698	765,994
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)	1,509,366	1,357,767
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(i)	331,879	320,428
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)	1,191,831	1,109,437
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(i)	2,546,589	2,529,451
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	93,485	89,514
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class XA, IO, 1.34%, 01/15/2059(l)	1,101,093	1,981
Wendy’s Funding LLC, Series 2019- 1A, Class A2II, 4.08%, 06/15/2049(b)	442,459	425,762
WEST Trust 2025-ROSE, Series 2025-ROSE, Class A, 5.28%, 04/10/2035(b)(i)	3,098,000	3,143,443
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value

WFRBS Commercial Mortgage Trust, Series 2014-C23, Class B, 4.28%, 10/15/2057(i)	$307,000	$288,012
Zaxby’s Funding LLC
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	4,128,000	3,848,683
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	1,188,000	1,207,603
Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	7,989,000	8,169,401
Ziply Fiber Issuer LLC, Series 2024- 1A, Class A2, 6.64%, 04/20/2054(b)	2,331,000	2,385,611
Total Asset-Backed Securities (Cost $538,842,195)		529,507,956
U.S. Treasury Securities-12.56%
U.S. Treasury Bills-0.43%(m)
4.04%–4.15%, 05/14/2026(n)	8,418,000	8,150,538
U.S. Treasury Bonds-4.17%
5.00%, 05/15/2045	6,328,800	6,422,743
4.63%, 02/15/2055	76,128,400	72,952,418
		79,375,161
U.S. Treasury Notes-7.96%
3.75%, 06/30/2027	46,551,900	46,380,967
3.88%, 07/15/2028	1,626,200	1,625,755
3.88%, 06/30/2030	73,081,400	72,830,183
4.00%, 06/30/2032	4,529,800	4,493,703
4.25%, 05/15/2035	26,376,900	26,148,163
		151,478,771
Total U.S. Treasury Securities (Cost $238,996,338)		239,004,470
Variable Rate Senior Loan Interests-1.07%(o)(p)
Passenger Airlines-0.24%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 7.58% (3 mo. Term SOFR + 3.25%), 05/07/2032	4,484,062	4,520,495
Restaurants-0.42%
Raising Cane’s Restaurants LLC, Term Loan B, 6.36% (1 mo. SOFR + 2.00%), 09/10/2031	7,967,400	7,984,848
Wireless Telecommunication Services-0.41%
X Corp., Term Loan B, 9.50% (6 mo. USD LIBOR + 9.50%), 10/27/2029	8,000,000	7,772,800
Total Variable Rate Senior Loan Interests (Cost $20,426,505)		20,278,143

Municipal Obligations-0.62%
Illinois (State of), Series 2010-1, GO Bonds, (INS - AGM), 6.63%, 02/01/2035(q)	153,846	162,474
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB, 6.57%, 07/01/2045	255,000	266,488
	Principal Amount	Value

Virgin Islands Public Finance Authority, Series 2024 B, RB, 9.00%, 04/01/2053(b)	$12,000,000	$11,307,921
Total Municipal Obligations(r) (Cost $12,523,334)		11,736,883
	Shares
Preferred Stocks-0.33%
Aerospace & Defense-0.04%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	12,000	848,400
Diversified Financial Services-0.16%
Apollo Global Management, Inc., Pfd., 7.63%, 09/15/2053(e)	111,250	2,962,587
Regional Banks-0.13%
M&T Bank Corp., Series J, Pfd., 7.50%	91,792	2,481,138
Total Preferred Stocks (Cost $5,676,050)		6,292,125
	Principal Amount
Agency Credit Risk Transfer Notes-0.20%
Fannie Mae Connecticut Avenue Securities
Series 2023-R02, Class 1M1, 6.65% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(d)(s)	$464,618	475,453
Series 2025-R04, Class 1A1, 5.35% (30 Day Average SOFR + 1.00%), 05/25/2045(b)(d)(s)	2,371,649	2,372,942
Freddie Mac
Series 2022-HQA3, Class M1, STACR®, 6.65% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(d)(t)	593,272	604,478
Series 2023-DNA1, Class M1, STACR®, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(d)(t)	359,062	364,953
Total Agency Credit Risk Transfer Notes (Cost $3,788,601)		3,817,826

U.S. Government Sponsored Agency Securities-0.13%
Fannie Mae STRIPS
0.00%, 05/15/2029(j)	450,000	386,461
0.00%, 01/15/2030(j)	1,300,000	1,085,602
0.00%, 05/15/2030(j)	850,000	698,691
Tennessee Valley Authority
5.38%, 04/01/2056(c)	100,000	99,060
4.25%, 09/15/2065(c)	250,000	199,810
Total U.S. Government Sponsored Agency Securities (Cost $2,189,554)		2,469,624
	Shares
Exchange-Traded Funds-0.12%
Invesco High Yield Bond Factor ETF(u)	82,000	1,846,295
Invesco High Yield Select ETF(c)(u)	9,000	229,386
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2025
(Unaudited)
	Shares		Value
Invesco Short Duration Total Return Bond ETF(c)(u)		12,000	$299,100
Total Exchange-Traded Funds (Cost $2,376,878)			2,374,781
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.06%(v)
Drug Retail-0.06%
Boots Group Finco L.P. (United Kingdom)
5.38% , 08/31/2032(b)	EUR	400,000	468,483
7.38% , 08/31/2032(b)	GBP	550,000	742,855
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,205,239)			1,211,338
	Shares
Options Purchased-0.04%
(Cost $954,926)†			822,240
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-129.92% (Cost $2,474,793,357)			2,473,170,288
	Principal Amount	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.17%
Invesco Private Government Fund, 4.32%(u)(w)(x)	42,821,474	$42,821,474
Invesco Private Prime Fund, 4.46%(u)(w)(x)	112,667,117	112,689,650
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $155,511,284)		155,511,124
TOTAL INVESTMENTS IN SECURITIES-138.09% (Cost $2,630,304,641)		2,628,681,412
OTHER ASSETS LESS LIABILITIES-(38.09)%		(725,037,871)
NET ASSETS-100.00%		$1,903,643,541
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2025
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
Conv.	-Convertible
Ctfs.	-Certificates
ETF	-Exchange-Traded Fund
EUR	-Euro
GBP	-British Pound Sterling
GO	-General Obligation
INS	-Insurer
IO	-Interest Only
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
RB	-Revenue Bonds
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
STRIPS	-Separately Traded Registered Interest and Principal Security
TBA	-To Be Announced
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $980,203,237, which represented 51.49% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2025.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at July 31,
2025 was $36,180, which represented less than 1% of the Fund’s Net Assets.

(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2025.

(j)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(k)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(l)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
July 31, 2025.

(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n)	$8,150,538 was pledged as collateral to cover margin requirements for open futures contracts.
(o)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(p)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured
Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(q)	Principal and/or interest payments are secured by the bond insurance company listed.
(r)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(s)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(t)
Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(u)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2025
(Unaudited)

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Invesco High Yield Bond Factor ETF	$-	$1,853,210	$-	$(6,915)	$-	$1,846,295	$43,530
Invesco High Yield Select ETF	256,498	-	(25,349)	(2,197)	434	229,386	11,796
Invesco Short Duration Total Return Bond ETF	299,460	-	-	(360)	-	299,100	11,758
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	180,853,150	(180,853,150)	-	-	-	153,312
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	48,617,053	250,692,996	(256,488,575)	-	-	42,821,474	1,396,029 *
Invesco Private Prime Fund	126,919,544	533,395,604	(547,615,765)	7,638	(17,371)	112,689,650	3,754,767 *
Total	$176,092,555	$966,794,960	$(984,982,839)	$(1,834)	$(16,937)	$157,885,905	$5,371,192

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(v)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(w)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(x)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
†	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	11/21/2025	48	$6,460	$31,008,000	$822,240

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	242	September-2025	$26,877,125	$(118,963)	$(118,963)
U.S. Treasury 2 Year Notes	1,451	September-2025	300,334,329	(553,310)	(553,310)
U.S. Treasury Ultra Bonds	354	September-2025	41,528,625	255,072	255,072
Subtotal—Long Futures Contracts				(417,201)	(417,201)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	1,471	September-2025	(159,120,828)	132,966	132,966
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2025
(Unaudited)
Open Futures Contracts—(continued)
Short Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Ultra Notes	1,592	September-2025	$(180,020,375)	$(2,154,345)	$(2,154,345)
U.S. Treasury Long Bonds	6	September-2025	(685,125)	(759)	(759)
Subtotal—Short Futures Contracts				(2,022,138)	(2,022,138)
Total Futures Contracts				$(2,439,339)	$(2,439,339)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/31/2025	Citibank N.A.	GBP	100,000	USD	132,250	$(202)
10/31/2025	State Street Bank & Trust	EUR	400,000	USD	459,691	(971)
Total Forward Foreign Currency Contracts						$(1,173)

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Interest Rate Risk
Pay	SONIA	Annually	4.23%	Annually	06/12/2027	GBP	74,000,000	$1,346	$7,140	$5,794

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
SONIA	—Sterling Overnight Index Average
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Ultra Short Duration ETF (GSY)
July 31, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-60.85%
Aerospace & Defense-0.41%
L3Harris Technologies, Inc., 5.40%, 01/15/2027	$11,141,000	$11,281,339
Agricultural & Farm Machinery-1.31%
John Deere Capital Corp.
4.79% (SOFR + 0.44%), 03/06/2026(b)	12,000,000	12,014,986
4.76% (SOFR + 0.40%), 01/05/2027(b)	12,000,000	12,013,270
4.85% (SOFR + 0.50%), 03/06/2028(b)	12,000,000	12,031,077
		36,059,333
Agricultural Products & Services-0.44%
Cargill, Inc., 4.95% (SOFR + 0.61%), 02/11/2028(b)(c)	12,000,000	12,007,310
Application Software-0.11%
Synopsys, Inc., 4.55%, 04/01/2027	3,000,000	3,005,755
Asset Management & Custody Banks-2.52%
Ares Capital Corp.
3.88% 01/15/2026	8,090,000	8,057,009
7.00% 01/15/2027	4,285,000	4,412,540
Ares Strategic Income Fund
5.70% 03/15/2028	12,000,000	12,067,541
5.45% 09/09/2028(c)	2,937,000	2,933,226
Blue Owl Capital Corp.
4.25% 01/15/2026	12,000,000	11,970,964
3.40% 07/15/2026	6,000,000	5,915,182
2.63% 01/15/2027	9,500,000	9,158,941
Golub Capital BDC, Inc., 2.05%, 02/15/2027	11,000,000	10,493,703
Golub Capital Private Credit Fund, 5.45%, 08/15/2028(c)	2,453,000	2,444,390
State Street Corp., 4.54%, 04/24/2028(d)	1,719,000	1,724,588
		69,178,084
Automobile Manufacturers-4.75%
American Honda Finance Corp.
4.85% (SOFR + 0.50%), 01/12/2026(b)	10,000,000	10,009,544
5.08% (SOFR + 0.72%), 10/05/2026(b)	10,000,000	10,020,517
5.22% (SOFR + 0.87%), 07/09/2027(b)	12,000,000	12,043,423
5.17% (SOFR + 0.82%), 03/03/2028(b)(e)	12,000,000	12,024,892
BMW US Capital LLC (Germany), 5.14% (SOFR + 0.80%), 08/13/2026(b)(c)	7,207,000	7,226,416
Daimler Truck Finance North America LLC (Germany), 5.13%, 09/25/2027(c)	5,905,000	5,966,992
Mercedes-Benz Finance North America LLC (Germany)
4.65% 04/01/2027(c)	4,000,000	4,010,980
5.14% (SOFR + 0.78%), 04/01/2027(b)(c)(e)	12,000,000	12,008,846
Toyota Motor Credit Corp.
5.01% (SOFR + 0.65%), 01/05/2026(b)	10,000,000	10,015,941
4.80% (SOFR + 0.45%), 04/10/2026(b)(e)	12,000,000	12,013,118
5.11% (SOFR + 0.77%), 08/07/2026(b)	5,000,000	5,024,250
	Principal Amount	Value
Automobile Manufacturers-(continued)
Volkswagen Group of America Finance LLC (Germany)
5.80% 09/12/2025(c)	$10,000,000	$10,010,424
5.19% (SOFR + 0.83%), 03/20/2026(b)(c)	15,000,000	15,014,494
5.40% (SOFR + 1.06%), 08/14/2026(b)(c)	5,000,000	5,015,979
		130,405,816
Broadline Retail-0.19%
eBay, Inc., 1.40%, 05/10/2026	5,250,000	5,128,245
Commercial & Residential Mortgage Finance-0.54%
Aviation Capital Group LLC, 4.75%, 04/14/2027(c)	2,904,000	2,906,722
Nationwide Building Society (United Kingdom), 5.42% (SOFR + 1.07%), 07/14/2029(b)(c)	12,000,000	12,028,325
		14,935,047
Computer & Electronics Retail-0.51%
Dell International LLC/EMC Corp., 6.02%, 06/15/2026	14,000,000	14,122,762
Construction Machinery & Heavy Transportation Equipment-0.51%
Caterpillar Financial Services Corp., 4.89% (SOFR + 0.53%), 07/07/2027(b)	14,000,000	14,009,659
Consumer Finance-0.84%
Capital One Financial Corp., 4.93%, 05/10/2028(d)	7,000,000	7,040,632
General Motors Financial Co., Inc.
5.00% 07/15/2027	4,000,000	4,022,731
5.53% (SOFR + 1.17%), 04/04/2028(b)	12,000,000	11,965,697
		23,029,060
Diversified Banks-18.32%
Bank of America Corp.
3.71% 04/24/2028(d)	11,250,000	11,103,365
4.62% 05/09/2029(d)	4,033,000	4,050,765
Bank of America N.A., 5.53%, 08/18/2026	12,000,000	12,128,613
Bank of Montreal (Canada)
5.31% (SOFR + 0.95%), 09/25/2025(b)	5,000,000	5,006,165
5.51% (SOFR + 1.16%), 12/11/2026(b)	10,000,000	10,096,353
Bank of Nova Scotia (The) (Canada), 1.35%, 06/24/2026	11,500,000	11,196,033
Barclays PLC (United Kingdom)
5.83% 05/09/2027(d)	12,000,000	12,098,448
6.50% 09/13/2027(d)	12,000,000	12,238,143
4.34% 01/10/2028	5,200,000	5,170,912
BPCE S.A. (France), 5.32% (SOFR + 0.96%), 09/25/2025(b)(c)	9,500,000	9,511,133
Canadian Imperial Bank of Commerce (Canada)
5.58% (SOFR + 1.22%), 10/02/2026(b)	10,000,000	10,093,693
5.28% (SOFR + 0.93%), 09/11/2027(b)(e)	10,000,000	10,050,074
Citibank N.A.
5.17% (SOFR + 0.81%), 09/29/2025(b)	9,524,000	9,528,992
5.49% 12/04/2026	9,783,000	9,913,409
Citigroup, Inc., 4.64%, 05/07/2028(d)	12,000,000	12,014,828
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Cooperatieve Rabobank U.A. (Netherlands), 4.94% (SOFR + 0.59%), 05/27/2027(b)	$10,715,000	$10,744,159
Credit Agricole S.A. (France)
5.56% (SOFR + 1.21%), 09/11/2028(b)(c)	6,000,000	6,043,928
5.48% (SOFR + 1.13%), 01/09/2029(b)(c)	7,000,000	7,028,455
Fifth Third Bank N.A., 5.17% (SOFR + 0.81%), 01/28/2028(b)	6,366,000	6,369,896
HSBC USA, Inc., 5.32% (SOFR + 0.97%), 06/03/2028(b)	7,826,000	7,887,652
Huntington National Bank (The), 5.07% (SOFR + 0.72%), 04/12/2028(b)	8,276,000	8,276,943
ING Groep N.V. (Netherlands), 1.73%, 04/01/2027(d)	6,750,000	6,618,892
JPMorgan Chase & Co.
5.55% (SOFR + 1.20%), 01/23/2028(b)	5,556,000	5,606,926
2.95% 02/24/2028(d)	6,000,000	5,860,852
5.27% (SOFR + 0.92%), 04/22/2028(b)	10,000,000	10,049,105
Lloyds Banking Group PLC (United Kingdom), 5.90% (SOFR + 1.56%), 08/07/2027(b)	9,474,000	9,564,326
Macquarie Bank Ltd. (Australia), 5.55% (SOFR + 1.20%), 12/07/2026(b)(c)	6,213,000	6,269,297
Mizuho Markets Cayman L.P. (Japan), 5.19% (SOFR + 0.85%), 08/14/2026(b)	10,000,000	10,050,497
Morgan Stanley Bank N.A.
5.04% (SOFR + 0.69%), 10/15/2027(b)	10,000,000	10,033,554
5.43% (SOFR + 1.08%), 01/14/2028(b)	10,000,000	10,072,020
Morgan Stanley Private Bank, N.A., 5.12% (SOFR + 0.77%), 07/06/2028(b)	8,363,000	8,379,152
National Bank of Canada (Canada)
5.15% (SOFR + 0.80%), 08/20/2026(b)	10,000,000	9,993,540
5.39% (SOFR + 1.03%), 07/02/2027(b)	5,797,000	5,820,460
5.60% 07/02/2027(d)	7,000,000	7,059,686
PNC Bank N.A.
4.78% 01/15/2027(d)	12,000,000	12,006,007
4.54% 05/13/2027(d)	8,371,000	8,361,862
5.08% (SOFR + 0.73%), 07/21/2028(b)	3,159,000	3,168,270
Royal Bank of Canada (Canada)
5.30% (SOFR + 0.95%), 01/19/2027(b)	8,333,000	8,393,492
5.07% (SOFR + 0.72%), 10/18/2027(b)	15,000,000	15,048,097
4.50% 08/06/2029(d)	9,600,000	9,609,133
Santander UK Group Holdings PLC (United Kingdom), 6.53%, 01/10/2029(d)	12,500,000	13,018,818
Societe Generale (France), 5.76% (SOFR + 1.41%), 04/13/2029(b)(c)	12,000,000	12,047,218
Sumitomo Mitsui Trust Bank Ltd. (Japan), 5.20%, 03/07/2027(c)	4,372,000	4,426,209
Svenska Handelsbanken AB (Sweden), 5.09% (SOFR + 0.74%), 05/23/2028(b)(c)	7,826,000	7,878,914
Swedbank AB (Sweden)
5.73% (SOFR + 1.38%), 06/15/2026(b)(c)	15,000,000	15,145,727
6.14% 09/12/2026(c)	4,065,000	4,137,540
	Principal Amount	Value
Diversified Banks-(continued)
Toronto-Dominion Bank (The) (Canada)
5.43% (SOFR + 1.08%), 07/17/2026(b)	$12,500,000	$12,587,602
5.35% (SOFR + 1.00%), 10/20/2026(b)	9,800,000	9,799,742
5.18% (SOFR + 0.82%), 01/31/2028(b)	10,550,000	10,584,322
5.26% (SOFR + 0.91%), 06/02/2028(b)	12,000,000	12,046,582
Truist Bank, 5.12% (SOFR + 0.77%), 07/24/2028(b)	11,709,000	11,733,775
U.S. Bank N.A., 5.25% (SOFR + 0.91%), 05/15/2028(b)	12,000,000	12,067,200
Wells Fargo & Co.
5.13% (SOFR + 0.78%), 01/24/2028(b)	8,953,000	8,969,374
5.42% (SOFR + 1.07%), 04/22/2028(b)	10,000,000	10,068,475
Wells Fargo Bank N.A., 5.06% (SOFR + 0.71%), 01/15/2026(b)	5,333,000	5,343,195
		502,371,820
Diversified Capital Markets-0.54%
UBS Group AG (Switzerland), 1.36%, 01/30/2027(c)(d)	15,000,000	14,755,055
Diversified Financial Services-0.85%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 4.45%, 10/01/2025	13,250,000	13,243,388
USAA Capital Corp., 5.25%, 06/01/2027(c)	10,000,000	10,186,220
		23,429,608
Diversified Metals & Mining-1.06%
BHP Billiton Finance (USA) Ltd. (Australia), 5.25%, 09/08/2026	14,815,000	14,957,726
Glencore Funding LLC (Australia)
5.11% (SOFR + 0.75%), 10/01/2026(b)(c)	6,429,000	6,436,818
5.42% (SOFR + 1.06%), 04/04/2027(b)(c)	5,682,000	5,709,750
Rio Tinto Finance (USA) PLC (Australia), 4.38%, 03/12/2027(e)	2,089,000	2,095,615
		29,199,909
Diversified Support Services-0.31%
Element Fleet Management Corp. (Canada), 6.27%, 06/26/2026(c)(e)	8,433,000	8,542,036
Electric Utilities-1.90%
National Rural Utilities Cooperative Finance Corp., 5.17% (SOFR + 0.82%), 09/16/2027(b)	10,000,000	10,040,750
NextEra Energy Capital Holdings, Inc.
5.75% 09/01/2025	5,490,000	5,493,517
5.12% (SOFR + 0.76%), 01/29/2026(b)	11,456,000	11,483,487
5.16% (SOFR + 0.80%), 02/04/2028(b)	8,796,000	8,871,993
Pinnacle West Capital Corp.
5.17% (SOFR + 0.82%), 06/10/2026(b)	15,294,000	15,341,423
4.90% 05/15/2028	779,000	786,281
		52,017,451
Fertilizers & Agricultural Chemicals-0.26%
Nutrien Ltd. (Canada), 4.50%, 03/12/2027	7,165,000	7,159,584
Food Retail-0.15%
Whole Foods Market, Inc., 5.20%, 12/03/2025	3,985,000	3,979,476
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Home Improvement Retail-0.17%
Home Depot, Inc. (The), 5.15%, 06/25/2026	$4,505,000	$4,537,391
Integrated Oil & Gas-0.28%
Chevron USA, Inc., 4.71% (SOFR + 0.36%), 02/26/2027(b)(e)	7,758,000	7,772,729
Integrated Telecommunication Services-0.37%
Verizon Communications, Inc., 5.15% (SOFR + 0.79%), 03/20/2026(b)	10,134,000	10,166,893
Interactive Home Entertainment-0.28%
Electronic Arts, Inc., 4.80%, 03/01/2026	7,717,000	7,721,181
Investment Banking & Brokerage-3.33%
Charles Schwab Corp. (The), 4.86% (SOFR + 0.52%), 05/13/2026(b)	5,251,000	5,253,944
Goldman Sachs Group, Inc. (The)
5.41% (SOFR + 1.07%), 08/10/2026(b)	10,000,000	10,007,923
1.43% 03/09/2027(d)	13,000,000	12,747,749
4.94% 04/23/2028(d)	15,925,000	16,025,043
Jefferies Financial Group, Inc.
5.00% 02/10/2026	11,413,000	11,408,658
5.03% 03/16/2026	13,660,000	13,672,441
Morgan Stanley
5.37% (SOFR + 1.02%), 04/13/2028(b)	10,000,000	10,054,649
5.73% (SOFR + 1.38%), 04/12/2029(b)(e)	12,000,000	12,175,690
		91,346,097
Life & Health Insurance-9.03%
Athene Global Funding
5.62% 05/08/2026(c)	12,000,000	12,101,169
5.38% (SOFR + 1.03%), 08/27/2026(b)(c)	10,000,000	10,057,386
2.95% 11/12/2026(c)	5,000,000	4,896,912
5.19% (SOFR + 0.83%), 01/07/2027(b)(c)(e)	10,000,000	10,024,648
5.52% 03/25/2027(c)	12,711,000	12,892,645
Brighthouse Financial Global Funding, 5.55%, 04/09/2027(c)	8,150,000	8,245,710
Corebridge Global Funding
5.75% 07/02/2026(c)	6,336,000	6,413,882
5.66% (SOFR + 1.30%), 09/25/2026(b)(c)	10,000,000	10,070,507
5.11% (SOFR + 0.75%), 01/07/2028(b)(c)	10,000,000	9,985,344
F&G Global Funding, 5.88%, 06/10/2027(c)	7,514,000	7,677,959
GA Global Funding Trust, 4.40%, 09/23/2027(c)	14,500,000	14,453,103
Jackson National Life Global Funding
5.50% 01/09/2026(c)	16,667,000	16,723,119
5.55% 07/02/2027(c)	6,719,000	6,838,911
5.32% (SOFR + 0.97%), 01/14/2028(b)(c)	4,000,000	4,017,999
MassMutual Global Funding II
5.13% (SOFR + 0.77%), 01/29/2027(b)(c)	10,700,000	10,760,550
5.09% (SOFR + 0.74%), 04/09/2027(b)(c)	10,000,000	10,051,906
Met Tower Global Funding, 5.40%, 06/20/2026(c)	12,000,000	12,101,646
	Principal Amount	Value
Life & Health Insurance-(continued)
New York Life Global Funding
5.03% (SOFR + 0.67%), 04/02/2027(b)(c)	$15,000,000	$15,064,599
4.40% 04/25/2028(c)	4,434,000	4,454,819
Pacific Life Global Funding II
4.96% (SOFR + 0.60%), 03/27/2026(b)(c)	9,750,000	9,771,626
4.97% (SOFR + 0.62%), 06/04/2026(b)(c)	6,420,000	6,439,895
5.41% (SOFR + 1.05%), 07/28/2026(b)(c)	12,500,000	12,589,251
4.45% 05/01/2028(c)	11,321,000	11,390,612
Principal Life Global Funding II, 5.00%, 01/16/2027(c)	3,000,000	3,024,578
Protective Life Global Funding, 5.37%, 01/06/2026(c)	10,339,000	10,371,699
Reliance Standard Life Global Funding II, 5.24%, 02/02/2026(c)	7,125,000	7,139,902
		247,560,377
Oil & Gas Exploration & Production-0.61%
CNO Global Funding, 4.88%, 12/10/2027(c)	4,918,000	4,948,990
Pioneer Natural Resources Co., 1.13%, 01/15/2026	12,000,000	11,813,801
		16,762,791
Oil & Gas Refining & Marketing-0.32%
Phillips 66, 1.30%, 02/15/2026	8,989,000	8,827,629
Oil & Gas Storage & Transportation-2.31%
Enbridge, Inc. (Canada)
5.25% 04/05/2027	4,666,000	4,721,347
4.60% 06/20/2028	3,485,000	3,500,752
Kinder Morgan, Inc., 1.75%, 11/15/2026	12,698,000	12,267,321
MPLX L.P., 1.75%, 03/01/2026	12,336,000	12,129,858
Plains All American Pipeline L.P./PAA Finance Corp.
4.65% 10/15/2025	12,000,000	11,996,931
4.50% 12/15/2026	10,000,000	9,995,620
Williams Cos., Inc. (The), 5.40%, 03/02/2026	8,598,000	8,638,387
		63,250,216
Packaged Foods & Meats-0.65%
Campbell’s Co. (The), 5.30%, 03/20/2026	10,352,000	10,395,270
Mars, Inc., 4.45%, 03/01/2027(c)	7,446,000	7,458,936
		17,854,206
Passenger Airlines-0.13%
Delta Air Lines, Inc., 4.95%, 07/10/2028	3,614,000	3,632,291
Pharmaceuticals-0.46%
Bristol-Myers Squibb Co., 4.84% (SOFR + 0.49%), 02/20/2026(b)	4,651,000	4,657,431
GlaxoSmithKline Capital PLC (United Kingdom), 4.85% (SOFR + 0.50%), 03/12/2027(b)(e)	7,912,000	7,942,474
		12,599,905
Regional Banks-0.43%
Truist Financial Corp., 1.27%, 03/02/2027(d)	12,000,000	11,752,419
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Restaurants-0.44%
Starbucks Corp., 4.75%, 02/15/2026(e)	$12,000,000	$12,001,613
Retail REITs-0.13%
Realty Income Corp., 5.05%, 01/13/2026	3,687,000	3,685,493
Self-Storage REITs-0.37%
Public Storage Operating Co., 5.05% (SOFR + 0.70%), 04/16/2027(b)	10,000,000	10,021,250
Semiconductors-0.87%
Advanced Micro Devices, Inc., 4.21%, 09/24/2026	12,000,000	12,003,433
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands), 3.88%, 06/18/2026	12,000,000	11,929,626
		23,933,059
Soft Drinks & Non-alcoholic Beverages-0.99%
Keurig Dr Pepper, Inc.
3.40% 11/15/2025	10,000,000	9,962,127
4.93% (SOFR + 0.58%), 11/15/2026(b)	12,000,000	12,030,679
5.23% (SOFR + 0.88%), 03/15/2027(b)(e)	5,000,000	5,030,460
		27,023,266
Specialized Finance-0.58%
Blackstone Private Credit Fund, 2.63%, 12/15/2026	16,490,000	15,944,028
Specialty Chemicals-0.53%
Sherwin-Williams Co. (The)
3.45% 08/01/2025(e)	4,500,000	4,500,000
4.25% 08/08/2025	10,000,000	9,999,035
		14,499,035
Systems Software-1.25%
Oracle Corp.
1.65% 03/25/2026	15,000,000	14,707,526
2.65% 07/15/2026	9,000,000	8,840,529
VMware LLC, 1.40%, 08/15/2026	11,000,000	10,658,875
		34,206,930
Technology Hardware, Storage & Peripherals-0.43%
HP, Inc., 1.45%, 06/17/2026	12,000,000	11,680,665
Telecom Tower REITs-0.93%
American Tower Corp.
1.60% 04/15/2026	13,250,000	12,970,722
1.45% 09/15/2026	13,000,000	12,559,184
		25,529,906
Trading Companies & Distributors-0.37%
Air Lease Corp., 1.88%, 08/15/2026	10,300,000	10,015,173
Transaction & Payment Processing Services-0.07%
PayPal Holdings, Inc., 5.02% (SOFR + 0.67%), 03/06/2028(b)	1,851,000	1,859,682
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,662,385,250)		1,668,801,574

Asset-Backed Securities-14.46%
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/2029(c)	6,275,238	6,329,848
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(c)(f)	573,015	557,089
	Principal Amount	Value

Series 2020-5, Class A1, 1.37%, 05/25/2065(c)(f)	$989,241	$945,569
Series 2024-8, Class A1, 5.34%, 05/27/2069(c)	7,526,761	7,489,347
Series 2025-2, Class A1, 5.64%, 02/25/2070(c)	4,347,637	4,346,540
AutoNation Finance Trust, Series 2025-1A, Class A2, 4.72%, 04/10/2028(c)	6,930,000	6,937,818
Barclays Dryrock Issuance Trust, Series 2023-2, Class A, 5.24% (30 Day Average SOFR + 0.90%), 08/15/2028(b)	9,260,000	9,271,855
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 4.75% (1 mo. Term SOFR + 0.39%), 11/25/2036(b)	467,978	463,873
BINOM Securitization Trust, Series 2021- INV1, Class A1, 2.03%, 06/25/2056(c)(f)	2,891,370	2,601,543
BMW Vehicle Lease Trust, Series 2024-2, Class A2B, 4.77% (30 Day Average SOFR + 0.42%), 01/25/2027(b)	2,741,025	2,742,725
BofA Auto Trust, Series 2025-1A, Class A2A, 4.52%, 11/22/2027(c)	2,450,000	2,449,594
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(c)(f)	1,152,598	1,119,432
CarMax Auto Owner Trust, Series 2025-2, Class A2A, 4.59%, 07/17/2028	4,360,000	4,370,042
CBAM Ltd. (Cayman Islands), Series 2018- 5A, Class A, 5.60% (3 mo. Term SOFR + 1.28%), 04/17/2031(b)(c)	1,635,117	1,637,226
CCG Receivables Trust, Series 2025-1, Class A2, 4.48%, 10/14/2032(c)	5,450,000	5,460,793
Chase Auto Owner Trust, Series 2024-3A, Class A2, 5.53%, 09/27/2027(c)	1,837,414	1,841,680
Chesapeake Funding II LLC (Canada)
Series 2023-1A, Class A2, 5.59% (30 Day Average SOFR + 1.25%), 05/15/2035(b)(c)	4,859,945	4,881,834
Series 2023-2A, Class A2, 5.44% (30 Day Average SOFR + 1.10%), 10/15/2035(b)(c)	5,766,650	5,793,960
Series 2024-1A, Class A2, 5.11% (30 Day Average SOFR + 0.77%), 05/15/2036(b)(c)	1,746,142	1,745,628
Citizens Auto Receivables Trust, Series 2024-2, Class A3, 5.33%, 08/15/2028(c)	7,625,000	7,677,738
COLT Mortgage Loan Trust, Series 2020- 2R, Class A1, 1.33%, 10/26/2065(c)(f)	1,149,852	1,073,504
Cross Mortgage Trust
Series 2023-H1, Class A1, 6.62%, 03/25/2068(c)	3,508,828	3,528,447
Series 2024-H5, Class A1, 5.85%, 08/26/2069(c)	8,252,140	8,293,744
CWABS, Inc. Asset-Backed Ctfs. Trust, Series 2004-4, Class M1, 5.19% (1 mo. Term SOFR + 0.83%), 07/25/2034(b)	160,637	167,592
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.90%, 04/25/2066(c)(f)	3,792,645	3,342,312
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value

Dell Equipment Finance Trust
Series 2024-1, Class A3, 5.39%, 03/22/2030(c)	$2,750,000	$2,768,407
Series 2025-1, Class A3, 4.61%, 02/24/2031(c)	2,970,000	2,987,089
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(c)	2,730,000	2,738,230
Dryden 30 Senior Loan Fund (Cayman Islands), Series 2013-30A, Class AR, 5.41% (3 mo. Term SOFR + 1.08%), 11/15/2028(b)(c)	156,501	156,577
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(c)(f)	752,530	712,783
Series 2020-2, Class A1, 1.18%, 10/25/2065(c)(f)	206,505	193,322
Enterprise Fleet Financing LLC
Series 2023-3, Class A2, 6.40%, 03/20/2030(c)	4,458,034	4,520,124
Series 2024-1, Class A2, 5.23%, 03/20/2030(c)	2,046,852	2,059,595
Series 2024-3, Class A2, 5.31%, 04/20/2027(c)	2,685,198	2,695,577
Series 2024-4, Class A2, 4.69%, 07/20/2027(c)	4,125,000	4,129,423
Series 2025-2, Class A2, 4.51%, 02/22/2028(c)	4,500,000	4,501,981
First National Master Note Trust, Series 2024-1, Class A, 5.34%, 05/15/2030	3,870,000	3,935,716
FS KKR MM CLO 1 LLC, Series 2019-1A, Class A1R, 6.43% (3 mo. Term SOFR + 2.11%), 01/15/2031(b)(c)	1,601,337	1,603,290
GCAT Trust, Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(c)	8,197,663	8,220,092
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A2, 5.49% (30 Day Average SOFR + 1.15%), 06/15/2028(b)(c)	15,000,000	15,098,193
GreatAmerica Leasing Receivables Funding LLC
Series 2024-2, Class A2, 5.28%, 03/15/2027(c)	2,258,609	2,266,691
Series 2025-1, Class A2, 4.52%, 10/15/2027(c)	3,150,000	3,149,061
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, 1.38%, 09/27/2060(c)(f)	1,104,798	1,040,412
Series 2025-HE1, Class A1, 6.09% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(c)	4,645,000	4,647,322
Series 2025-PJ1, Class A7, 6.00%, 06/25/2055(c)(f)	8,143,442	8,172,695
Harley-Davidson Motorcycle Trust, Series 2024-B, Class A2, 4.62%, 08/16/2027	2,095,193	2,095,315
HPEFS Equipment Trust, Series 2024-2A, Class A2, 5.50%, 10/20/2031(c)	3,322,145	3,327,552
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 5.05% (1 mo. Term SOFR + 0.70%), 01/25/2036(b)	136,014	135,334
	Principal Amount	Value

Hyundai Auto Lease Securitization Trust
Series 2024-C, Class A2B, 4.84% (30 Day Average SOFR + 0.50%), 03/15/2027(b)(c)	$3,912,226	$3,917,014
Series 2025-B, Class A3, 4.53%, 04/17/2028(c)	3,800,000	3,811,647
Hyundai Auto Receivables Trust, Series 2025-A, Class A2B, 4.68% (30 Day Average SOFR + 0.34%), 12/15/2027(b)	9,318,000	9,322,165
J.P. Morgan Mortgage Trust
Series 2024-INV1, Class A4, 6.00%, 04/25/2055(c)(f)	6,844,217	6,895,287
Series 2025-NQM3, Class A1, 5.50%, 11/25/2065(c)(f)	10,000,000	10,018,965
John Deere Owner Trust, Series 2025-A, Class A2B, 4.63% (30 Day Average SOFR + 0.29%), 03/15/2028(b)	5,300,000	5,299,172
KKR CLO 21 Ltd. (Cayman Islands), Series A, 5.58% (3 mo. Term SOFR + 1.26%), 04/15/2031(b)(c)	628,925	629,361
M&T Equipment (2025-LEAF1) LLC, Series 2025-1A, Class A2, 4.70%, 12/16/2027(c)	4,750,000	4,758,673
Madison Park Funding XLII Ltd. (Cayman Islands), Series 2024-13A, Class AR, 5.47% (3 mo. Term SOFR + 1.15%), 11/21/2030(b)(c)	1,554,763	1,556,400
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A2A, 5.44%, 02/16/2027	2,868,320	2,874,477
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-NQM1, Class A1, 7.28%, 09/25/2068(c)	5,490,822	5,562,218
Series 2024-NQM3, Class A1, 5.04%, 07/25/2069(c)(f)	7,691,009	7,630,584
Series 2025-DSC2, Class A1, 5.44%, 07/25/2070(c)	6,000,000	6,002,728
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(c)(f)	9,495,198	9,523,643
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A, 1.22%, 07/15/2069(c)	1,134,400	1,058,359
Series 2021-FA, Class A, 1.11%, 02/18/2070(c)	2,646,258	2,336,854
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1, 5.97% (1 mo. Term SOFR + 1.61%), 06/25/2057(b)(c)	191,679	193,910
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(c)(f)	1,182,714	1,127,580
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(c)(f)	913,864	860,086
OBX Trust
Series 2024-NQM12, Class A1, 5.48%, 07/25/2064(c)	5,008,868	4,997,904
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(c)(f)	4,882,816	4,869,137
Series 2024-NQM6, Class A1, 6.45%, 02/25/2064(c)	3,839,742	3,880,045
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value

Octagon Investment Partners XVII Ltd. (Cayman Islands), Series 2013-1A, Class A1R2, 5.58% (3 mo. Term SOFR + 1.26%), 01/25/2031(b)(c)	$468,022	$468,452
PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(c)(f)	3,374,455	3,406,127
Porsche Innovative Lease Owner Trust
Series 2024-1A, Class A2A, 4.84%, 01/20/2027(c)	4,182,158	4,184,380
Series 2024-2A, Class A2B, 4.79% (30 Day Average SOFR + 0.44%), 12/21/2026(b)(c)	2,544,860	2,545,914
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(c)	5,156,067	5,224,576
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(c)(f)	161,519	159,991
SBNA Auto Lease Trust
Series 2023-A, Class A3, 6.51%, 04/20/2027(c)	7,326,826	7,357,631
Series 2024-C, Class A3, 4.56%, 02/22/2028(c)	2,000,000	2,001,109
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(c)(f)	167,947	159,788
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(c)(f)	1,327,058	1,253,419
Series 2021-2, Class A1, 0.94%, 05/25/2065(c)(f)	1,603,867	1,499,564
Synchrony Card Funding LLC
Series 2023-A2, Class A, 5.74%, 10/15/2029	8,500,000	8,628,496
Series 2024-A1, Class A, 5.04%, 03/15/2030	10,000,000	10,105,174
Toyota Auto Receivables Owner Trust, Series 2025-B, Class A2A, 4.46%, 03/15/2028	8,300,000	8,302,868
Verus Securitization Trust
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(c)	5,819,235	5,813,400
Series 2023-7, Class A1, 7.07%, 10/25/2068(c)	6,420,792	6,507,943
Series 2023-INV2, Class A1, 6.44%, 08/25/2068(c)	6,207,318	6,238,042
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(c)	1,161,879	1,112,525
Volvo Financial Equipment LLC, Series 2025-1A, Class A2, 4.41%, 11/15/2027(c)	3,780,000	3,778,102
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65%, 02/15/2028(c)	6,450,000	6,457,128
Wheels Fleet Lease Funding 1 LLC
Series 2024-1A, Class A2, 5.18% (1 mo. Term SOFR + 0.83%), 02/18/2039(b)(c)	3,714,605	3,722,210
Series 2024-2A, Class A2, 5.35% (1 mo. Term SOFR + 1.00%), 06/21/2039(b)(c)	5,599,323	5,625,457
Series 2025-1A, Class A1, 4.57%, 01/18/2040(c)	8,250,000	8,268,435
Series 2025-2A, Class A1, 4.41%, 05/18/2040(c)	15,000,000	14,988,868
	Principal Amount	Value

World Omni Auto Receivables Trust, Series 2025-B, Class A2A, 4.38%, 08/15/2028	$3,000,000	$2,998,763
World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A2B, 4.73% (30 Day Average SOFR + 0.39%), 12/15/2027(b)	2,320,000	2,322,386
Total Asset-Backed Securities (Cost $396,886,367)		396,481,471
	Shares
Exchange-Traded Funds-0.25%
Invesco AAA CLO Floating Rate Note ETF(e)(g) (Cost $7,059,851)	274,672	7,023,363
	Principal Amount
Commercial Paper-21.66%(h)
Air Lease Corp.
4.81%, 08/05/2025(c)	$8,000,000	7,994,784
4.79%, 08/14/2025(c)	15,000,000	14,972,310
BAT International Finance PLC
4.69%, 08/25/2025(c)	10,000,000	9,968,230
4.81%, 10/21/2025(c)	15,000,000	14,842,665
Boston Properties L.P.
4.71%, 08/07/2025(c)	9,500,000	9,491,555
4.71%, 08/22/2025(c)	10,500,000	10,470,411
Broadcom, Inc., 4.57%, 10/21/2025(c)	3,000,000	2,968,398
Brookfield BRP Holdings Canada, Inc., 4.78%, 09/12/2025	10,000,000	9,945,360
Brookfield Corporate Treasury Ltd., 4.70%, 08/14/2025(c)	15,000,000	14,972,565
Brookfield Infrastructure Holdings Canada, Inc., 4.93%, 11/18/2025	15,000,000	14,779,530
Brunswick Corp., 5.11%, 08/07/2025(c)	12,500,000	12,488,041
Canadian Natural Resources Ltd., 4.93%, 08/25/2025(c)	15,000,000	14,950,665
Charles Schwab Corp. (The), 4.57%, 08/26/2025(c)	9,600,000	9,569,933
CommonSpirit Health
Series A, 4.68%, 08/21/2025	25,000,000	24,928,125
Series A, 4.67%, 09/08/2025	12,625,000	12,556,976
Crown Castle, Inc.
5.06%, 08/05/2025(c)	17,000,000	16,988,287
5.04%, 08/26/2025(c)	10,860,000	10,820,752
CVS Health Corp.
4.94%, 08/04/2025(c)	12,000,000	11,993,568
4.86%, 08/05/2025(c)	15,000,000	14,989,935
4.82%, 08/12/2025(c)	5,000,000	4,991,850
5.04%, 08/25/2025(c)	20,000,000	19,930,920
Element Fleet Management Corp., 4.67%, 08/27/2025(c)	17,000,000	16,941,537
Eversource Energy, 4.68%, 08/05/2025(c)	19,000,000	18,987,802
Genuine Parts Co.
4.65%, 08/11/2025(c)	15,000,000	14,979,090
4.63%, 08/19/2025(c)	2,501,000	2,494,945
4.65%, 08/20/2025(c)	9,289,000	9,265,313
Glencore Funding LLC, 4.64%, 08/29/2025(c)	12,000,000	11,955,828
Global Payments, Inc., 4.88%, 08/01/2025	6,200,000	6,199,158
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Harley-Davidson Financial Services, Inc.
5.18%, 08/01/2025(c)	$8,000,000	$7,998,968
5.08%, 08/08/2025(c)	17,000,000	16,982,439
4.93%–4.97%, 08/12/2025(c)	18,500,000	18,471,177
5.17%, 09/03/2025(c)	10,000,000	9,955,350
5.04%, 09/04/2025(c)	1,500,000	1,493,105
HCA, Inc., 4.98%, 08/06/2025(c)	13,000,000	12,989,548
HSBC USA, Inc., 4.85%, 05/15/2026(c)	9,250,000	9,259,902
Jabil, Inc., 4.85%, 08/06/2025(c)	15,000,000	14,987,310
National Fuel Gas Co.
4.81%, 08/04/2025	20,000,000	19,989,280
4.85%, 08/14/2025	10,500,000	10,480,165
ONEOK, Inc., 4.63%, 08/05/2025(c)	7,000,000	6,995,457
Phillips 66, 4.62%–4.62%, 08/22/2025(c)	11,925,000	11,891,395
Sonoco Products Co.
4.93%–5.04%, 08/01/2025	24,300,000	24,296,671
4.98%, 08/15/2025	3,800,000	3,792,085
TELUS Corp.
4.95%, 08/06/2025(c)	14,000,000	13,988,562
4.78%, 08/26/2025(c)	12,000,000	11,956,860
5.01%, 09/05/2025(c)	15,000,000	14,925,060
White Plains Capital Co. LLC
4.65%, 10/21/2025(c)	15,000,000	14,841,030
4.61%, 01/06/2026(c)	15,000,000	14,693,055
WPP CP LLC, 4.64%, 08/21/2025(c)	8,500,000	8,477,297
Total Commercial Paper (Cost $593,979,810)		593,903,249
Certificates of Deposit-1.84%
Diversified Banks-1.84%
Natixis S.A. (France), 4.99% (SOFR + 0.60%), 08/04/2025(b)	10,000,000	10,000,443
Intesa Sanpaolo S.p.A. (Italy)
5.00%01/07/2026	10,000,000	10,009,620
5.39% (SOFR + 1.00%), 10/16/2026(b)	15,500,000	15,562,442
5.03% (SOFR + 0.70%), 07/17/2026(b)	15,000,000	15,009,832
		50,582,337
Total Certificates of Deposit (Cost $50,500,000)		50,582,337
	Repurchase Amount
Repurchase Agreements-1.09%(i)
CF Secured LLC, joint open agreement dated 02/07/2025 (collateralized by a U.S. government sponsored agency obligation, agency and non-agency mortgage-backed securities and agency and non-agency asset-backed securities valued at $26,831,019; 0.00% - 6.75%; 12/20/2034 - 11/15/2068), 5.08%, 08/01/2025(j)	10,043,839	10,000,000
	Repurchase Amount	Value
Nomura Securities International, Inc., joint term agreement dated 07/16/2025, aggregate maturing value of $30,004,233 (collateralized by non-agency asset-backed securities and non-agency mortgage-backed securities valued at $33,000,000; 0.00% - 12.36%; 04/15/2031 - 03/25/2070), 5.08%, 08/01/2025(k)	$10,001,411	$10,000,000
Santander US Capital Markets LLC, joint term agreement dated 07/07/2025, aggregate maturing value of $30,004,183 (collateralized by non-agency asset-backed securities and non-agency mortgage-backed securities valued at $36,110,044; 0.00% - 6.64%; 09/15/2027 - 10/25/2046), 5.03%, 08/01/2025(k)	10,001,394	10,000,000
Total Repurchase Agreements (Cost $30,000,000)		30,000,000
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $2,740,811,278)		2,746,791,994
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.95%
Invesco Private Government Fund, 4.32%(g)(l)(m)	7,200,095	7,200,095
Invesco Private Prime Fund, 4.46%(g)(l)(m)	18,751,207	18,754,957
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,955,052)		25,955,052
TOTAL INVESTMENTS IN SECURITIES-101.10% (Cost $2,766,766,330)		2,772,747,046
OTHER ASSETS LESS LIABILITIES-(1.10)%		(30,192,362)
NET ASSETS-100.00%		$2,742,554,684
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2025
(Unaudited)
Investment Abbreviations:
Ctfs.	-Certificates
ETF	-Exchange-Traded Fund
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $1,260,042,124, which represented 45.94% of the Fund’s Net Assets.

(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	All or a portion of this security was out on loan at July 31, 2025.
(f)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2025.

(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Invesco AAA CLO Floating Rate Note ETF	$3,053,540	$4,000,770	$(3,593)	$(30,947)	$3,593	$7,023,363	$273,237
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,163,640	69,751,527	(65,715,072)	-	-	7,200,095	135,442 *
Invesco Private Prime Fund	8,238,473	162,184,484	(151,666,309)	-	(1,691)	18,754,957	356,320 *
Total	$14,455,653	$235,936,781	$(217,384,974)	$(30,947)	$1,902	$32,978,415	$764,999

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	Principal amount equals value at period end.
(j)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(l)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(m)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Variable Rate Investment Grade ETF (VRIG)
July 31, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-38.60%
Asset Management & Custody Banks-0.02%
Bank of New York Mellon Corp. (The), 5.18% (SOFR + 0.83%), 07/21/2028(b)	$125,000	$125,414
State Street Corp., 5.20% (SOFR + 0.85%), 08/03/2026(b)	75,000	75,342
		200,756
Automobile Manufacturers-5.07%
BMW US Capital LLC (Germany), 5.26% (SOFR + 0.92%), 08/13/2027(b)(c)	150,000	150,392
Daimler Truck Finance North America LLC (Germany)
5.32% (SOFR + 0.96%), 09/25/2027(b)(c)	4,250,000	4,263,003
5.19% (SOFR + 0.84%), 01/13/2028(b)(c)	4,000,000	4,005,181
Ford Motor Credit Co. LLC
7.30% (SOFR + 2.95%), 03/06/2026(b)	5,025,000	5,076,907
5.80% (SOFR + 1.45%), 11/05/2026(b)	7,625,000	7,593,810
Hyundai Capital America
5.85% (SOFR + 1.50%), 01/08/2027(b)(c)	4,700,000	4,746,311
5.40% (SOFR + 1.04%), 03/19/2027(b)(c)	4,000,000	4,009,876
5.35% (SOFR + 0.99%), 03/25/2027(b)(c)	5,000,000	5,008,631
5.40% (SOFR + 1.04%), 06/24/2027(b)(c)	5,225,000	5,236,672
5.28% (SOFR + 0.92%), 01/07/2028(b)(c)	3,000,000	2,993,545
Toyota Motor Credit Corp., 5.01% (SOFR + 0.65%), 03/19/2027(b)	75,000	75,160
Volkswagen Group of America Finance LLC (Germany)
5.19% (SOFR + 0.83%), 03/20/2026(b)(c)	4,000,000	4,003,865
5.40% (SOFR + 1.06%), 08/14/2026(b)(c)	6,700,000	6,721,412
5.42% (SOFR + 1.06%), 03/25/2027(b)(c)	8,000,000	8,004,640
		61,889,405
Commercial & Residential Mortgage Finance-0.74%
Nationwide Building Society (United Kingdom)
5.63% (SOFR + 1.29%), 02/16/2028(b)(c)	4,000,000	4,033,235
5.42% (SOFR + 1.07%), 07/14/2029(b)(c)(d)	5,000,000	5,011,802
		9,045,037
Construction Machinery & Heavy Transportation Equipment-0.01%
Caterpillar Financial Services Corp., 4.86% (SOFR + 0.52%), 05/14/2027(b)	75,000	75,137
	Principal Amount	Value
Consumer Finance-2.60%
American Express Co.
5.10% (SOFR + 0.76%), 02/13/2026(b)	$125,000	$125,244
5.71% (SOFR + 1.35%), 10/30/2026(b)	100,000	100,392
5.33% (SOFR + 0.97%), 07/28/2027(b)	4,294,000	4,311,734
5.29% (SOFR + 0.93%), 07/26/2028(b)	4,075,000	4,104,406
General Motors Financial Co., Inc.
5.39% (SOFR + 1.04%), 02/26/2027(b)	7,597,000	7,598,651
5.69% (SOFR + 1.35%), 05/08/2027(b)	6,500,000	6,525,930
5.40% (SOFR + 1.05%), 07/15/2027(b)	4,000,000	3,993,614
5.53% (SOFR + 1.17%), 04/04/2028(b)	5,000,000	4,985,707
		31,745,678
Diversified Banks-18.98%
ABN AMRO Bank N.V. (Netherlands)
6.14% (SOFR + 1.78%), 09/18/2027(b)(c)	7,000,000	7,086,308
5.35% (SOFR + 1.00%), 12/03/2028(b)(c)	7,600,000	7,613,059
Banco Santander S.A. (Spain)
5.73% (SOFR + 1.38%), 03/14/2028(b)	1,200,000	1,207,562
5.47% (SOFR + 1.12%), 07/15/2028(b)	5,000,000	5,044,270
Bank of America Corp.
5.34% (3 mo. Term SOFR + 1.02%), 09/15/2026(b)(d)	2,706,000	2,708,508
5.33% (SOFR + 0.97%), 07/22/2027(b)(d)	7,114,000	7,150,146
5.41% (SOFR + 1.05%), 02/04/2028(b)	1,685,000	1,701,458
5.19% (SOFR + 0.83%), 01/24/2029(b)	200,000	200,361
5.45% (SOFR + 1.11%), 05/09/2029(b)(d)	1,500,000	1,512,095
Bank of Montreal (Canada)
5.51% (SOFR + 1.16%), 12/11/2026(b)	3,000,000	3,028,906
5.22% (SOFR + 0.86%), 01/27/2029(b)	125,000	125,199
Bank of Nova Scotia (The) (Canada)
5.25% 06/12/2028(d)	2,500,000	2,566,241
5.23% (SOFR + 0.89%), 02/14/2029(b)	5,625,000	5,635,326
Banque Federative du Credit Mutuel (France), 5.48% (SOFR + 1.13%), 01/23/2027(b)(c)	75,000	75,538
Banque Federative du Credit Mutuel S.A. (France), 5.58% (SOFR + 1.23%), 01/22/2030(b)(c)	5,000,000	5,031,494
Barclays PLC (United Kingdom)
6.23% (SOFR + 1.88%), 09/13/2027(b)	2,750,000	2,789,898
5.84% (SOFR + 1.49%), 03/12/2028(b)(d)	6,500,000	6,555,349
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
BNP Paribas S.A. (France), 5.80% (SOFR + 1.43%), 05/09/2029(b)(c)	$6,250,000	$6,322,963
BPCE S.A. (France), 6.33% (SOFR + 1.98%), 10/19/2027(b)(c)	6,250,000	6,350,296
Canadian Imperial Bank of Commerce (Canada)
5.30% (SOFR + 0.94%), 06/28/2027(b)	250,000	251,959
5.07% (SOFR + 0.72%), 01/13/2028(b)	5,000,000	5,008,915
5.39% (SOFR + 1.03%), 03/30/2029(b)	4,000,000	4,020,082
Citibank N.A., 5.41% (SOFR + 1.06%), 12/04/2026(b)	75,000	75,607
Citigroup, Inc.
5.12% (SOFR + 0.77%), 06/09/2027(b)	975,000	976,274
5.63% (SOFR + 1.28%), 02/24/2028(b)	6,077,000	6,133,510
5.22% (SOFR + 0.87%), 03/04/2029(b)	3,274,000	3,281,369
5.81% (SOFR + 1.46%), 05/07/2031(b)	4,500,000	4,550,574
Credit Agricole S.A. (France), 5.56% (SOFR + 1.21%), 09/11/2028(b)(c)	75,000	75,549
Fifth Third Bank N.A., 5.17% (SOFR + 0.81%), 01/28/2028(b)	2,634,000	2,635,612
HSBC Holdings PLC (United Kingdom)
5.97% (3 mo. Term SOFR + 1.64%), 09/12/2026(b)	75,000	75,113
5.91% (SOFR + 1.57%), 08/14/2027(b)	2,500,000	2,526,507
5.38% (SOFR + 1.03%), 03/03/2029(b)	3,636,000	3,643,986
5.63% (SOFR + 1.29%), 11/19/2030(b)(d)	5,000,000	5,001,102
Huntington National Bank (The), 5.07% (SOFR + 0.72%), 04/12/2028(b)	3,103,000	3,103,353
ING Groep N.V. (Netherlands)
5.91% (SOFR + 1.56%), 09/11/2027(b)	6,575,000	6,641,129
5.37% (SOFR + 1.01%), 03/25/2029(b)	5,000,000	5,024,151
JPMorgan Chase & Co.
5.24% (SOFR + 0.89%), 04/22/2027(b)(d)	250,000	250,752
5.55% (SOFR + 1.20%), 01/23/2028(b)	1,667,000	1,682,280
5.53% (SOFR + 1.18%), 02/24/2028(b)	3,500,000	3,534,176
5.27% (SOFR + 0.92%), 04/22/2028(b)(d)	7,500,000	7,536,829
5.28% (SOFR + 0.93%), 07/22/2028(b)	5,000,000	5,031,979
5.15% (SOFR + 0.80%), 01/24/2029(b)(d)	5,200,000	5,210,632
	Principal Amount	Value
Diversified Banks-(continued)
Lloyds Banking Group PLC (United Kingdom)
5.90% (SOFR + 1.56%), 08/07/2027(b)	$3,158,000	$3,188,109
5.94% (SOFR + 1.58%), 01/05/2028(b)	4,575,000	4,617,993
5.41% (SOFR + 1.06%), 11/26/2028(b)	125,000	125,712
Mitsubishi UFJ Financial Group, Inc. (Japan), 5.83% (SOFR + 1.48%), 04/24/2031(b)	1,246,000	1,267,057
Mizuho Financial Group, Inc. (Japan), 5.42% (SOFR + 1.08%), 05/13/2031(b)(d)	5,000,000	5,011,667
Morgan Stanley Bank N.A.
5.52% (SOFR + 1.17%), 10/30/2026(b)	175,000	176,610
5.43% (SOFR + 1.08%), 01/14/2028(b)	250,000	251,800
5.22% (SOFR + 0.87%), 05/26/2028(b)	3,200,000	3,214,967
5.29% (SOFR + 0.94%), 07/14/2028(b)(d)	5,000,000	5,030,426
NatWest Group PLC (United Kingdom), 5.64% (SOFR + 1.30%), 11/15/2028(b)	3,500,000	3,531,031
Royal Bank of Canada (Canada), 5.21% (SOFR + 0.86%), 10/18/2028(b)	200,000	200,894
Societe Generale (France), 5.77% (SOFR + 1.42%), 05/22/2029(b)(c)	4,000,000	4,018,269
Societe Generale S.A. (France)
5.44% (SOFR + 1.10%), 02/19/2027(b)(c)	2,000,000	2,004,149
6.01% (SOFR + 1.66%), 01/19/2028(b)(c)	5,575,000	5,621,463
Standard Chartered Bank (United Kingdom), 5.01% (SOFR + 0.65%), 10/08/2026(b)	3,000,000	3,009,332
Standard Chartered PLC (United Kingdom)
6.37% (SOFR + 2.03%), 02/08/2028(b)(c)	4,000,000	4,075,136
5.51% (SOFR + 1.17%), 05/14/2028(b)(c)	4,000,000	4,018,180
5.59% (SOFR + 1.24%), 01/21/2029(b)(c)	3,500,000	3,523,339
Sumitomo Mitsui Trust Bank Ltd. (Japan), 5.33% (SOFR + 0.98%), 09/10/2027(b)(c)	125,000	126,303
Svenska Handelsbanken AB (Sweden), 5.01% (SOFR + 0.66%), 05/28/2027(b)(c)	5,475,000	5,493,646
Toronto-Dominion Bank (The) (Canada), 5.43% (SOFR + 1.08%), 07/17/2026(b)	1,914,000	1,927,414
U.S. Bank N.A., 5.25% (SOFR + 0.91%), 05/15/2028(b)	7,500,000	7,542,000
USB Realty Corp., 5.73% (3 mo. Term SOFR + 1.41%)(b)(c)(e)	1,100,000	884,451
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Wells Fargo & Co.
5.13% (SOFR + 0.78%), 01/24/2028(b)(d)	$5,596,000	$5,606,235
5.42% (SOFR + 1.07%), 04/22/2028(b)(d)	7,075,000	7,123,446
5.72% (SOFR + 1.37%), 04/23/2029(b)(d)	1,250,000	1,268,195
		231,834,241
Diversified Capital Markets-1.29%
Deutsche Bank AG (Germany)
5.56% (SOFR + 1.22%), 11/16/2027(b)	4,050,000	4,059,379
5.56% (SOFR + 1.21%), 01/10/2029(b)	6,597,000	6,623,531
5.65% (SOFR + 1.30%), 08/04/2031(b)	5,000,000	5,002,565
Macquarie Group Ltd. (Australia), 5.28% (SOFR + 0.92%), 09/23/2027(b)(c)	75,000	75,162
		15,760,637
Diversified Financial Services-0.13%
LPL Holdings, Inc., 4.90%, 04/03/2028(d)	1,629,000	1,638,625
Diversified Metals & Mining-1.00%
Glencore Funding LLC (Australia)
5.11% (SOFR + 0.75%), 10/01/2026(b)(c)	3,214,000	3,217,908
5.42% (SOFR + 1.06%), 04/04/2027(b)(c)	6,223,000	6,253,392
Rio Tinto Finance (USA) PLC (Australia), 5.19% (SOFR + 0.84%), 03/14/2028(b)(d)	2,716,000	2,737,292
		12,208,592
Electric Utilities-1.32%
Consolidated Edison Co. of New York, Inc., 4.86% (SOFR + 0.52%), 11/18/2027(b)(d)	1,324,000	1,326,547
Georgia Power Co., 4.63% (SOFR + 0.28%), 09/15/2026(b)	3,679,000	3,679,233
National Rural Utilities Cooperative Finance Corp.
5.15% (SOFR + 0.80%), 02/05/2027(b)(d)	5,000,000	5,020,226
5.17% (SOFR + 0.82%), 09/16/2027(b)(d)	4,000,000	4,016,300
Pacific Gas and Electric Co., 5.30% (SOFR + 0.95%), 09/04/2025(b)	1,900,000	1,900,390
Pinnacle West Capital Corp., 5.17% (SOFR + 0.82%), 06/10/2026(b)	200,000	200,620
		16,143,316
Integrated Telecommunication Services-0.19%
NTT Finance Corp. (Japan), 5.43% (SOFR + 1.08%), 07/16/2028(b)(c)(d)	2,333,000	2,356,037
	Principal Amount	Value
Investment Banking & Brokerage-1.92%
Goldman Sachs Group, Inc. (The)
5.41% (SOFR + 1.07%), 08/10/2026(b)	$75,000	$75,059
5.16% (SOFR + 0.81%), 03/09/2027(b)	2,460,000	2,466,185
5.17% (SOFR + 0.82%), 09/10/2027(b)	3,500,000	3,505,650
5.27% (SOFR + 0.92%), 10/21/2027(b)	125,000	125,624
6.33% (3 mo. Term SOFR + 2.01%), 10/28/2027(b)	1,220,000	1,242,343
6.20% (SOFR + 1.85%), 03/15/2028(b)	3,500,000	3,562,273
5.64% (SOFR + 1.29%), 04/23/2028(b)(d)	1,308,000	1,319,884
Morgan Stanley
5.37% (SOFR + 1.02%), 04/13/2028(b)	7,500,000	7,540,987
5.73% (SOFR + 1.38%), 04/12/2029(b)(d)	3,500,000	3,551,243
		23,389,248
Life & Health Insurance-3.77%
Athene Global Funding
5.19% (SOFR + 0.85%), 05/08/2026(b)(c)	6,775,000	6,792,912
5.38% (SOFR + 1.03%), 08/27/2026(b)(c)	6,000,000	6,034,432
5.57% (SOFR + 1.21%), 03/25/2027(b)(c)	5,000,000	5,043,565
5.30% (SOFR + 0.95%), 03/06/2028(b)(c)	3,000,000	3,015,117
Corebridge Global Funding
5.66% (SOFR + 1.30%), 09/25/2026(b)(c)	4,320,000	4,350,459
5.11% (SOFR + 0.75%), 01/07/2028(b)(c)	7,000,000	6,989,741
Jackson National Life Global Funding, 5.32% (SOFR + 0.97%), 01/14/2028(b)(c)	5,000,000	5,022,499
MassMutual Global Funding II
5.13% (SOFR + 0.77%), 01/29/2027(b)(c)	1,000,000	1,005,659
5.09% (SOFR + 0.74%), 04/09/2027(b)(c)	2,500,000	2,512,976
Pacific Life Global Funding II, 5.41% (SOFR + 1.05%), 07/28/2026(b)(c)	2,265,000	2,281,172
Protective Life Global Funding, 5.05% (SOFR + 0.70%), 04/10/2026(b)(c)	3,000,000	3,005,552
		46,054,084
Regional Banks-0.62%
Santander Holdings USA, Inc., 5.97% (SOFR + 1.61%), 03/20/2029(b)(d)	7,500,000	7,586,171
Soft Drinks & Non-alcoholic Beverages-0.90%
Keurig Dr Pepper, Inc.
4.93% (SOFR + 0.58%), 11/15/2026(b)	6,000,000	6,015,340
5.23% (SOFR + 0.88%), 03/15/2027(b)	5,000,000	5,030,459
		11,045,799
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Transaction & Payment Processing Services-0.04%
PayPal Holdings, Inc., 5.02% (SOFR + 0.67%), 03/06/2028(b)	$500,000	$502,345
Total U.S. Dollar Denominated Bonds & Notes (Cost $469,152,045)		471,475,108
U.S. Treasury Securities-21.40%
U.S. Treasury Floating Rate Notes-21.40%
4.41% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%), 10/31/2026(b)	97,125,000	97,236,927
4.31% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%), 01/31/2027(b)	121,100,000	121,085,121
4.37% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%), 04/30/2027(b)	43,100,000	43,129,079
Total U.S. Treasury Securities (Cost $261,413,731)		261,451,127

Asset-Backed Securities-16.42%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(f)	8,105	8,066
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 01/21/2031(c)	2,278,386	2,296,875
Angel Oak Mortgage Trust
Series 2025-5, Class A1, 5.57%, 04/25/2070(c)	3,875,264	3,874,367
Series 2025-HB1, Class A1, 6.15% (30 Day Average SOFR + 1.80%), 02/25/2055(b)(c)	1,572,780	1,586,234
Avis Budget Rental Car Funding (AESOP) LLC, Series 2020-2A, Class C, 4.25%, 02/20/2027(c)	1,300,000	1,293,424
BAMLL Commercial Mortgage Securities Trust, Series 2022-DKLX, Class A, 5.49% (1 mo. Term SOFR + 1.15%), 01/15/2039(b)(c)	906,906	905,062
BBCMS Mortgage Trust, Series 2019- BWAY, Class B, 5.77% (1 mo. Term SOFR + 1.42%), 11/15/2034(b)(c)	3,250,000	170,625
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-7, Class 6A, 6.13%, 10/25/2033(f)	61,402	59,391
Series 2003-8, Class 4A1, 6.73%, 01/25/2034(f)	99,395	99,467
BIG Commercial Mortgage Trust, Series 2022, Class A, 5.68% (1 mo. Term SOFR + 1.34%), 02/15/2039(b)(c)	1,432,263	1,429,913
BRAVO Residential Funding Trust, Series 2025-NQM3, Class A1, 5.57%, 03/25/2065(c)	5,463,356	5,474,120
BX Commercial Mortgage Trust
Series 2021-ACNT, Class B, 5.71% (1 mo. Term SOFR + 1.36%), 11/15/2038(b)(c)	3,429,194	3,426,467
	Principal Amount	Value

Series 2021-VOLT, Class A, 5.16% (1 mo. Term SOFR + 0.81%), 09/15/2036(b)(c)	$678,180	$677,090
Series 2021-VOLT, Class B, 5.41% (1 mo. Term SOFR + 1.06%), 09/15/2036(b)(c)	3,151,377	3,140,752
Series 2021-VOLT, Class C, 5.56% (1 mo. Term SOFR + 1.21%), 09/15/2036(b)(c)	3,875,313	3,861,220
Series 2021-VOLT, Class D, 6.11% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(c)	1,211,035	1,207,965
BX Trust, Series 2021-LGCY, Class B, 5.31% (1 mo. Term SOFR + 0.97%), 10/15/2036(b)(c)	3,630,000	3,622,167
CarMax Auto Owner Trust, Series 2024- 1, Class C, 5.47%, 08/15/2029	2,000,000	2,031,265
Carmax Select Receivables Trust, Series 2024-A, Class C, 5.62%, 01/15/2030	1,400,000	1,419,439
CCG Receivables Trust, Series 2023-2, Class A2, 6.28%, 04/14/2032(c)	1,524,764	1,540,131
Chase Home Lending Mortgage Trust
Series 2024-6, Class A11, 5.60% (30 Day Average SOFR + 1.25%), 05/25/2055(b)(c)	3,281,856	3,277,366
Series 2024-7, Class A11, 5.65% (30 Day Average SOFR + 1.30%), 06/25/2055(b)(c)	3,637,739	3,639,956
Series 2025-1, Class A11, 5.55% (30 Day Average SOFR + 1.20%), 11/25/2055(b)(c)	4,557,201	4,543,110
Citigroup Mortgage Loan Trust, Series 2024-1, Class A11, 5.70% (30 Day Average SOFR + 1.35%), 07/25/2054(b)(c)	3,546,466	3,562,859
CLI Funding VI LLC, Series 2020-3A, Class A, 2.07%, 10/18/2045(c)	2,123,250	1,973,297
Commonbond Student Loan Trust
Series 2017-BGS, Class A2, 5.12% (1 mo. Term SOFR + 0.76%), 09/25/2042(b)(c)	98,838	97,351
Series 2018-AGS, Class A2, 4.97% (1 mo. Term SOFR + 0.61%), 02/25/2044(b)(c)	194,553	192,339
Series 2018-CGS, Class A2, 5.27% (1 mo. Term SOFR + 0.91%), 02/25/2046(b)(c)	417,475	413,416
CPS Auto Receivables Trust
Series 2023-D, Class C, 7.17%, 01/15/2030(c)	4,000,000	4,064,706
Series 2024-D, Class C, 4.76%, 01/15/2031(c)	1,558,000	1,552,934
Cross 2024-H7 Mortgage Trust, Series 2024-H7, Class A1, 5.59%, 11/25/2069(c)(f)	4,318,429	4,321,917
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 5.26% (30 Day Average SOFR + 0.91%), 10/25/2056(b)(c)	219,310	218,158
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value

Extended Stay America Trust, Series 2021-ESH, Class B, 5.84% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(c)	$4,288,639	$4,295,607
Ford Credit Auto Lease Trust, Series 2024-B, Class B, 5.18%, 02/15/2028	5,000,000	5,036,832
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class A2, 5.59% (30 Day Average SOFR + 1.25%), 05/15/2028(b)(c)	2,500,000	2,514,435
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A2, 5.49% (30 Day Average SOFR + 1.15%), 06/15/2028(b)(c)	4,000,000	4,026,185
GS Mortgage-Backed Securities Trust
Series 2024-HE1, Class A1, 5.95% (30 Day Average SOFR + 1.60%), 08/25/2054(b)(c)	1,058,169	1,061,255
Series 2025-HE1, Class A1, 6.09% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(c)	2,900,000	2,901,450
HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 07/21/2031(c)	1,500,000	1,523,637
J.P. Morgan Mortgage Trust
Series 2024-11, Class A11, 5.60% (30 Day Average SOFR + 1.25%), 04/25/2055(b)(c)	2,563,511	2,560,799
Series 2024-9, Class A11, 5.70% (30 Day Average SOFR + 1.35%), 02/25/2055(b)(c)	2,250,660	2,256,536
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class B, 5.85% (1 mo. Term SOFR + 1.51%), 06/15/2035(b)(c)	2,385,000	1,771,105
JP Morgan Mortgage Trust
Series 2019-6, Class A11, 5.37% (1 mo. Term SOFR + 1.01%), 12/25/2049(b)(c)	40,453	38,648
Series 2019-INV2, Class A1, 5.37% (1 mo. Term SOFR + 1.01%), 02/25/2050(b)(c)	153,787	146,821
Series 2019-INV3, Class A11, 5.47% (1 mo. Term SOFR + 1.11%), 05/25/2050(b)(c)	68,146	65,149
Series 2019-LTV3, Class A1, 5.32% (1 mo. Term SOFR + 0.96%), 03/25/2050(b)(c)	8,628	8,600
Series 2020-8, Class A11, 5.21% (30 Day Average SOFR + 0.90%), 03/25/2051(b)(c)	173,328	163,636
Series 2020-LTV1, Class A11, 5.43% (1 mo. Term SOFR + 1.11%), 06/25/2050(b)(c)	4,851	4,832
Series 2021-1, Class A11, 4.96% (30 Day Average SOFR + 0.65%), 06/25/2051(b)(c)	549,059	511,012
Series 2024-5, Class A11, 5.60% (30 Day Average SOFR + 1.25%), 11/25/2054(b)(c)	4,359,667	4,353,665
	Principal Amount	Value

MED Commercial Mortgage Trust, Series 2024-MOB, Class A, 5.93% (1 mo. Term SOFR + 1.59%), 05/15/2041(b)(c)	$5,000,000	$4,986,666
Mello Mortgage Capital Acceptance Trust, Series 2021-INV2, Class A1, 5.00% (30 Day Average SOFR + 0.95%), 08/25/2051(b)(c)	2,633,871	2,457,440
Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.21%, 05/20/2036(c)	1,180,145	1,188,103
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 5.11% (1 mo. Term SOFR + 0.75%), 10/25/2028(b)	24,306	23,691
Series 2005-A2, Class A5, 5.49%, 02/25/2035(f)	35,289	33,498
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 5.56% (1 mo. Term SOFR + 1.22%), 04/15/2038(b)(c)	2,800,000	2,806,504
MHP, Series 2021-STOR, Class C, 5.51% (1 mo. Term SOFR + 1.16%), 07/15/2038(b)(c)	4,353,000	4,354,272
MHP Commercial Mortgage Trust, Series 2021-STOR, Class B, 5.36% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(c)	2,500,000	2,500,636
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-4, Class AF, 5.70% (30 Day Average SOFR + 1.35%), 09/25/2054(b)(c)	3,646,856	3,643,763
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2B, 5.51% (1 mo. Term SOFR + 1.16%), 12/15/2059(b)(c)	1,553,570	1,547,659
Navient Student Loan Trust
Series 2021-1A, Class A1B, 5.06% (30 Day Average SOFR + 0.71%), 12/26/2069(b)(c)	3,845,802	3,825,073
Series 2021-2A, Class A1B, 5.01% (30 Day Average SOFR + 0.66%), 02/25/2070(b)(c)	1,026,025	1,013,188
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class B, 5.79%, 04/25/2029(c)	2,080,000	2,093,144
Series 2024-1, Class C, 6.13%, 04/25/2029(c)	850,000	854,209
Nelnet Student Loan Trust
Series 2006-2, Class A7, 5.18% (SOFR90A + 0.84%), 01/26/2037(b)(c)	3,661,885	3,595,630
Series 2014-3A, Class A, 5.04% (30 Day Average SOFR + 0.69%), 06/25/2041(b)(c)	506,643	504,930
Series 2020-5A, Class A, 5.35% (1 mo. Term SOFR + 0.99%), 10/25/2068(b)(c)	3,052,751	3,040,213
Series 2021-A, Class A2, 5.50% (1 mo. Term SOFR + 1.14%), 04/20/2062(b)(c)	2,680,000	2,678,647
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value

Nelnet Student Loan Trust 2025-A, Series 2025-AA, Class A1B, 5.44% (30 Day Average SOFR + 1.10%), 03/15/2057(b)(c)	$1,457,501	$1,451,174
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A1, 5.24% (30 Day Average SOFR + 0.90%), 03/15/2029(b)(c)	4,000,000	4,025,165
OBX Trust
Series 2018-EXP2, Class 2A2, 5.42% (1 mo. Term SOFR + 1.06%), 07/25/2058(b)(c)	7,753	7,758
Series 2019-EXP1, Class 2A1B, 5.38% (1 mo. Term SOFR + 1.06%), 01/25/2059(b)(c)	352,617	352,735
Series 2019-EXP1, Class 2A2, 5.58% (1 mo. Term SOFR + 1.26%), 01/25/2059(b)(c)	35,262	35,422
Series 2019-EXP2, Class 2A2, 5.63% (1 mo. Term SOFR + 1.31%), 06/25/2059(b)(c)	100,946	99,891
Series 2019-INV2, Class A11, 5.38% (1 mo. Term SOFR + 1.06%), 05/27/2049(b)(c)	2,421,478	2,328,559
Series 2020-EXP1, Class 2A2, 5.42% (1 mo. Term SOFR + 1.06%), 02/25/2060(b)(c)	198,478	196,225
Series 2020-EXP3, Class 2A2, 5.67% (1 mo. Term SOFR + 1.31%), 01/25/2060(b)(c)	181,470	181,008
Series 2020-INV1, Class A11, 5.33% (1 mo. Term SOFR + 1.01%), 12/25/2049(b)(c)	165,096	156,840
Series 2024-NQM5, Class A1, 5.99%, 01/25/2064(c)	669,143	672,318
Series 2025-HE1, Class A1, 5.95% (30 Day Average SOFR + 1.60%), 02/25/2055(b)(c)	2,425,448	2,435,888
OneMain Financial Issuance Trust, Series 2023-2A, Class A2, 5.84% (30 Day Average SOFR + 1.50%), 09/15/2036(b)(c)	4,000,000	4,067,918
SMB Private Education Loan Trust
Series 2019-B, Class A2B, 5.46% (1 mo. Term SOFR + 1.11%), 06/15/2037(b)(c)	973,550	974,494
Series 2020-A, Class A2B, 5.29% (1 mo. Term SOFR + 0.94%), 09/15/2037(b)(c)	650,088	649,851
Series 2021-A, Class A2A2, 5.19% (1 mo. Term SOFR + 0.84%), 01/15/2053(b)(c)	2,286,823	2,262,545
Series 2022-B, Class A1B, 5.79% (30 Day Average SOFR + 1.45%), 02/16/2055(b)(c)	1,701,867	1,719,165
Series 2022-C, Class A1B, 6.19% (30 Day Average SOFR + 1.85%), 05/16/2050(b)(c)	1,651,492	1,667,340
Series 2023-C, Class A1B, 5.89% (30 Day Average SOFR + 1.55%), 11/15/2052(b)(c)	1,377,833	1,392,557
	Principal Amount	Value

Series 2024-D, Class A1B, 5.44% (30 Day Average SOFR + 1.10%), 07/15/2053(b)(c)	$3,517,173	$3,525,339
Series 2024-F, Class A1B, 5.34% (30 Day Average SOFR + 1.00%), 03/16/2054(b)(c)	6,763,810	6,748,715
SMRT, Series 2022-MINI, Class B, 5.69% (1 mo. Term SOFR + 1.35%), 01/15/2039(b)(c)	4,655,000	4,631,623
SREIT Trust, Series 2021-PALM, Class A, 5.05% (1 mo. Term SOFR + 0.70%), 10/15/2034(b)(c)	3,015,000	3,003,667
Tesla Auto Lease Trust, Series 2023-A, Class B, 6.41%, 07/20/2027(c)	3,500,000	3,511,373
Textainer Marine Containers VII Ltd. (China), Series 2020-1A, Class A, 2.73%, 08/21/2045(c)	1,764,986	1,684,319
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2004-AR3, Class A2, 4.52%, 06/25/2034(f)	36,076	33,805
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL, 6.01% (1 mo. Term SOFR + 1.66%), 01/15/2059(b)(c)	2,500,000	2,495,372
Westlake Automobile Receivables Trust, Series 2023-4A, Class C, 6.64%, 11/15/2028(c)	3,000,000	3,068,449
Wheels Fleet Lease Funding 1 LLC, Series 2025-1A, Class A1, 4.57%, 01/18/2040(c)	6,750,000	6,765,083
Total Asset-Backed Securities (Cost $203,326,598)		200,513,517

Agency Credit Risk Transfer Notes-14.94%
Fannie Mae Connecticut Avenue Securities
Series 2021-R03, Class 1M1, 5.20% (30 Day Average SOFR + 0.85%), 12/25/2041(b)(c)(g)	700,210	699,845
Series 2022-R01, Class 1M1, 5.35% (30 Day Average SOFR + 1.00%), 12/25/2041(b)(c)(g)	940,712	940,822
Series 2022-R01, Class 1M2, 6.25% (30 Day Average SOFR + 1.90%), 12/25/2041(b)(c)(g)	4,994,000	5,050,668
Series 2022-R02, Class 2M1, 5.55% (30 Day Average SOFR + 1.20%), 01/25/2042(b)(c)(g)	476,690	476,872
Series 2022-R02, Class 2M2, 7.35% (30 Day Average SOFR + 3.00%), 01/25/2042(b)(c)(g)	4,000,000	4,099,002
Series 2022-R04, Class 1M2, 7.45% (30 Day Average SOFR + 3.10%), 03/25/2042(b)(c)(g)	4,510,000	4,651,670
Series 2022-R05, Class 2M1, 6.25% (30 Day Average SOFR + 1.90%), 04/25/2042(b)(c)(g)	777,638	780,854
Series 2022-R05, Class 2M2, 7.35% (30 Day Average SOFR + 3.00%), 04/25/2042(b)(c)(g)	1,750,000	1,795,290
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value

Series 2022-R06, Class 1M1, 7.10% (30 Day Average SOFR + 2.75%), 05/25/2042(b)(c)(g)	$754,770	$771,071
Series 2022-R07, Class 1M1, 7.30% (30 Day Average SOFR + 2.95%), 06/25/2042(b)(c)(g)	2,089,390	2,141,038
Series 2022-R08, Class 1M1, 6.90% (30 Day Average SOFR + 2.55%), 07/25/2042(b)(c)(g)	3,971,096	4,067,336
Series 2023-R01, Class 1M1, 6.75% (30 Day Average SOFR + 2.40%), 12/25/2042(b)(c)(g)	3,886,323	3,973,335
Series 2023-R01, Class 1M2, 8.10% (30 Day Average SOFR + 3.75%), 12/25/2042(b)(c)(g)	1,225,000	1,294,681
Series 2023-R02, Class 1M1, 6.65% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(c)(g)	2,565,076	2,624,896
Series 2023-R02, Class 1M2, 7.70% (30 Day Average SOFR + 3.35%), 01/25/2043(b)(c)(g)	700,000	732,370
Series 2023-R03, Class 2M1, 6.85% (30 Day Average SOFR + 2.50%), 04/25/2043(b)(c)(g)	2,355,721	2,388,624
Series 2023-R03, Class 2M2, 8.25% (30 Day Average SOFR + 3.90%), 04/25/2043(b)(c)(g)	4,046,476	4,305,621
Series 2023-R04, Class 1M1, 6.65% (30 Day Average SOFR + 2.30%), 05/25/2043(b)(c)(g)	6,068,878	6,193,093
Series 2023-R04, Class 1M2, 7.90% (30 Day Average SOFR + 3.55%), 05/25/2043(b)(c)(g)	4,000,000	4,234,050
Series 2023-R05, Class 1M1, 6.25% (30 Day Average SOFR + 1.90%), 06/25/2043(b)(c)(g)	1,028,068	1,038,610
Series 2023-R05, Class 1M2, 7.45% (30 Day Average SOFR + 3.10%), 06/25/2043(b)(c)(g)	1,100,000	1,150,788
Series 2023-R06, Class 1M1, 6.05% (30 Day Average SOFR + 1.70%), 07/25/2043(b)(c)(g)	1,106,767	1,113,607
Series 2023-R06, Class 1M2, 7.05% (30 Day Average SOFR + 2.70%), 07/25/2043(b)(c)(g)	5,180,000	5,360,754
Series 2023-R07, Class 2M2, 7.60% (30 Day Average SOFR + 3.25%), 09/25/2043(b)(c)(g)	2,500,000	2,606,089
Series 2023-R08, Class 1M1, 5.85% (30 Day Average SOFR + 1.50%), 10/25/2043(b)(c)(g)	949,356	952,906
Series 2023-R08, Class 1M2, 6.85% (30 Day Average SOFR + 2.50%), 10/25/2043(b)(c)(g)	780,000	803,428
Series 2024-R03, Class 2M2, 6.30% (30 Day Average SOFR + 1.95%), 03/25/2044(b)(c)(g)	4,500,000	4,543,509
Series 2024-R04, Class 1M1, 5.45% (30 Day Average SOFR + 1.10%), 05/25/2044(b)(c)(g)	1,096,738	1,097,149
	Principal Amount	Value

Series 2025-R02, Class 1M1, 5.50% (30 Day Average SOFR + 1.15%), 02/25/2045(b)(c)(g)	$2,450,551	$2,452,873
Series 2025-R03, Class 2M2, 6.60% (30 Day Average SOFR + 2.25%), 03/25/2045(b)(c)(g)	1,000,000	1,019,900
Series 2025-R04, Class 1M1, 5.55% (30 Day Average SOFR + 1.20%), 05/25/2045(b)(c)(g)	2,819,423	2,827,737
Series 2025-R05, Class 2A1, 5.32% (30 Day Average SOFR + 1.00%), 07/25/2045(b)(c)(g)	3,399,000	3,410,684
Series 2025-R05, Class 2M1, 5.52% (30 Day Average SOFR + 1.20%), 07/25/2045(b)(c)(g)	5,000,000	5,015,625
Freddie Mac
Series 2021-DNA5, Class M2, STACR®, 6.00% (30 Day Average SOFR + 1.65%), 01/25/2034(b)(c)(h)	1,328,958	1,334,194
Series 2021-DNA6, Class M2, STACR®, 5.85% (30 Day Average SOFR + 1.50%), 10/25/2041(b)(c)(h)	5,000,897	5,024,825
Series 2021-HQA4, Class M1, STACR®, 5.30% (30 Day Average SOFR + 0.95%), 12/25/2041(b)(c)(h)	6,253,901	6,253,177
Series 2022-DNA2, Class M1A, STACR®, 5.65% (30 Day Average SOFR + 1.30%), 02/25/2042(b)(c)(h)	705,109	706,520
Series 2022-DNA3, Class M1B, STACR®, 7.25% (30 Day Average SOFR + 2.90%), 04/25/2042(b)(c)(h)	4,730,000	4,876,043
Series 2022-DNA4, Class M1, STACR®, 7.70% (30 Day Average SOFR + 3.35%), 05/25/2042(b)(c)(h)	2,500,000	2,601,701
Series 2022-DNA5, Class M1A, STACR®, 7.30% (30 Day Average SOFR + 2.95%), 06/25/2042(b)(c)(h)	4,004,524	4,094,468
Series 2022-DNA6, Class M1, STACR®, 8.05% (30 Day Average SOFR + 3.70%), 09/25/2042(b)(c)(h)	2,750,000	2,891,009
Series 2022-HQA1, Class M1A, STACR®, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(c)(h)	850,076	854,876
Series 2022-HQA2, Class M1A, STACR®, 7.00% (30 Day Average SOFR + 2.65%), 07/25/2042(b)(c)(h)	912,646	934,228
Series 2022-HQA3, Class M1, STACR®, 6.65% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(c)(h)	2,998,195	3,054,826
Series 2023-DNA1, Class M1, STACR®, 7.45% (30 Day Average SOFR + 3.10%), 03/25/2043(b)(c)(h)	7,125,000	7,449,561
Series 2023-DNA1, Class M1, STACR®, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(c)(h)	2,112,337	2,146,992
Series 2023-DNA2, Class M1, STACR®, 6.45% (30 Day Average SOFR + 2.10%), 04/25/2043(b)(c)(h)	4,762,892	4,845,787
Series 2023-DNA2, Class M1, STACR®, 7.60% (30 Day Average SOFR + 3.25%), 04/25/2043(b)(c)(h)	2,700,000	2,830,265
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value

Series 2023-HQA1, Class M1, STACR®, 6.35% (30 Day Average SOFR + 2.00%), 05/25/2043(b)(c)(h)	$3,448,023	$3,484,420
Series 2023-HQA2, Class M1, STACR®, 6.35% (30 Day Average SOFR + 2.00%), 06/25/2043(b)(c)(h)	690,850	694,841
Series 2023-HQA2, Class M1, STACR®, 7.70% (30 Day Average SOFR + 3.35%), 06/25/2043(b)(c)(h)	2,500,000	2,611,937
Series 2023-HQA3, Class M2, STACR®, 6.20% (30 Day Average SOFR + 1.85%), 11/25/2043(b)(c)(h)	950,689	958,674
Series 2023-HQA3, Class M2, STACR®, 7.70% (30 Day Average SOFR + 3.35%), 11/25/2043(b)(c)(h)	6,000,000	6,334,558
Series 2024-DNA2, Class A1, STACR®, 5.60% (30 Day Average SOFR + 1.25%), 05/25/2044(b)(c)(h)	2,714,408	2,727,159
Series 2024-DNA2, Class M1, STACR®, 5.55% (30 Day Average SOFR + 1.20%), 05/25/2044(b)(c)(h)	4,216,181	4,229,049
Series 2024-DNA3, Class A1, STACR®, 5.40% (30 Day Average SOFR + 1.05%), 10/25/2044(b)(c)(h)	781,250	781,905
Series 2024-HQA1, Class A1, STACR®, 5.60% (30 Day Average SOFR + 1.25%), 03/25/2044(b)(c)(h)	9,770,261	9,803,814
Series 2024-HQA1, Class M2, STACR®, 6.35% (30 Day Average SOFR + 2.00%), 03/25/2044(b)(c)(h)	3,000,000	3,041,890
Series 2024-HQA2, Class M1, STACR®, 5.55% (30 Day Average SOFR + 1.20%), 08/25/2044(b)(c)(h)	1,752,559	1,754,325
Series 2025-DNA1, Class A1, STACR®, 5.30% (30 Day Average SOFR + 0.95%), 01/25/2045(b)(c)(h)	1,843,750	1,845,938
Series 2025-DNA2, Class A1, STACR®, 5.45% (30 Day Average SOFR + 1.10%), 05/25/2045(b)(c)(h)	1,424,500	1,426,658
Series 2025-DNA2, Class M1, STACR®, 5.55% (30 Day Average SOFR + 1.20%), 05/25/2045(b)(c)(h)	2,284,791	2,289,047
Series 2025-HQA1, Class A1, STACR®, 5.30% (30 Day Average SOFR + 0.95%), 02/25/2045(b)(c)(h)	1,937,500	1,937,201
Series 2025-HQA1, Class M1, STACR®, 5.50% (30 Day Average SOFR + 1.15%), 02/25/2045(b)(c)(h)	4,113,077	4,118,044
Total Agency Credit Risk Transfer Notes (Cost $180,382,836)		182,552,729
U.S. Government Sponsored Agency Mortgage-Backed Securities-7.43%
Collateralized Mortgage Obligations-6.35%
Fannie Mae REMICs
4.76% (30 Day Average SOFR + 0.41%), 04/25/2035(b)	69,952	69,923
4.75%, (30 Day Average SOFR + 0.43%), 01/25/45 to 12/25/47(b)	477,681	468,776
4.96% (30 Day Average SOFR + 0.61%), 05/25/2046(b)	176,641	173,831
	Principal Amount	Value
Collateralized Mortgage Obligations-(continued)
4.73% (30 Day Average SOFR + 0.41%), 09/25/2047(b)	$410,454	$405,609
5.45%, (30 Day Average SOFR + 1.10%), 07/25/54 to 02/25/55(b)	9,283,547	9,288,631
5.55% (30 Day Average SOFR + 1.20%), 07/25/2054(b)	4,639,101	4,653,496
5.50%, (30 Day Average SOFR + 1.15%), 10/25/54 to 01/25/55(b)	11,550,314	11,533,074
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series KF151, Class AS, 4.83% (30 Day Average SOFR + 0.51%), 12/25/2032(b)	803,152	805,884
Series KF158, Class AS, 5.04% (30 Day Average SOFR + 0.72%), 07/25/2033(b)	4,343,349	4,362,349
Series KF35, Class A, 4.82% (30 Day Average SOFR + 0.50%), 10/25/2025(b)	647,279	647,179
Series KF65, Class A, 4.95% (30 Day Average SOFR + 0.63%), 07/25/2029(b)	1,444,651	1,445,730
Series KF81, Class AS, 4.72% (30 Day Average SOFR + 0.40%), 06/25/2027(b)	619,391	618,598
Freddie Mac REMICs
4.78% (30 Day Average SOFR + 0.46%), 09/15/2038(b)	359,210	354,619
4.88% (30 Day Average SOFR + 0.56%), 09/15/2040(b)	315,599	309,014
4.95% (30 Day Average SOFR + 0.61%), 06/15/2041(b)	118,306	117,588
4.75% (30 Day Average SOFR + 0.43%), 08/15/2043(b)	387,021	383,809
4.80% (30 Day Average SOFR + 0.46%), 01/15/2048(b)	2,045,959	1,976,633
5.45% (30 Day Average SOFR + 1.10%), 07/25/2054(b)	7,500,000	7,494,673
5.40% (30 Day Average SOFR + 1.05%), 10/25/2054(b)	6,913,572	6,903,612
5.50% (30 Day Average SOFR + 1.15%), 11/25/2054(b)	6,504,412	6,464,710
5.25% (30 Day Average SOFR + 0.90%), 02/25/2055(b)	4,609,666	4,568,170
5.55% (30 Day Average SOFR + 1.20%), 04/25/2055(b)	6,584,194	6,557,025
5.85% (30 Day Average SOFR + 1.50%), 04/25/2055(b)	8,037,176	7,999,056
		77,601,989
Federal Home Loan Mortgage Corp. (FHLMC)-0.66%
ARM, 6.49% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.55%), 06/01/2037(b)	105,168	107,505
ARM, 6.90% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.73%), 11/01/2038(b)	192,264	198,042
ARM, 6.76% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 03/01/2043(b)	151,637	157,556
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)-(continued)
ARM, 6.85% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.76%), 11/01/2047(b)	$2,617,798	$2,718,541
ARM, 5.45% (1 yr. U.S. Treasury Yield Curve Rate + 2.16%), 11/01/2048(b)	2,347,583	2,404,570
ARM, 6.67% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.63%), 01/01/2049(b)	2,378,967	2,454,537
		8,040,751
Federal National Mortgage Association (FNMA)-0.21%
ARM, 6.64% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.64%), 02/01/2035(b)	39,789	40,606
ARM, 6.15% (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.57%), 07/01/2035(b)	23,731	24,391
ARM, 6.57% (1 yr. U.S. Treasury Yield Curve Rate + 2.41%), 07/01/2035(b)	384,184	395,257
ARM, 7.16% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.66%), 10/01/2036(b)	77,668	79,497
ARM, 6.75% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.75%), 03/01/2037(b)	126,087	129,262
ARM, 6.40% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.52%), 11/01/2037(b)	43,627	44,255
ARM, 6.75% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.58%), 04/01/2045(b)	1,788,871	1,848,176
		2,561,444
	Principal Amount	Value
Government National Mortgage Association (GNMA)-0.21%
ARM, 5.20% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 08/20/2049(b)	$2,529,385	$2,572,825
Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $90,672,466)		90,777,009
	Shares
Money Market Funds-1.28%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(i)(j) (Cost $15,659,000)	15,659,000	15,659,000
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $1,220,606,676)		1,222,428,490
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.41%
Invesco Private Government Fund, 4.32%(i)(j)(k)	8,170,220	8,170,220
Invesco Private Prime Fund, 4.46%(i)(j)(k)	21,252,612	21,256,863
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $29,427,083)		29,427,083
TOTAL INVESTMENTS IN SECURITIES-102.48% (Cost $1,250,033,759)		1,251,855,573
OTHER ASSETS LESS LIABILITIES-(2.48)%		(30,318,150)
NET ASSETS-100.00%		$1,221,537,423

Investment Abbreviations:
ARM	-Adjustable Rate Mortgage
Ctfs.	-Certificates
IBOR	-Interbank Offered Rate
REMICs	-Real Estate Mortgage Investment Conduits
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $552,786,083, which represented 45.25% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at July 31, 2025.
(e)	Perpetual bond with no specified maturity date.
(f)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2025.

(g)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(h)
Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(i)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2025
(Unaudited)

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,381,524	$243,959,770	$(238,682,294)	$-	$-	$15,659,000	$399,867
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,816,702	83,998,290	(88,644,772)	-	-	8,170,220	345,812 *
Invesco Private Prime Fund	32,769,399	195,191,492	(206,701,336)	2,024	(4,716)	21,256,863	919,514 *
Total	$55,967,625	$523,149,552	$(534,028,402)	$2,024	$(4,716)	$45,086,083	$1,665,193

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025, for each Fund (except for Invesco Comstock Contrarian ETF and Invesco QQQ Hedged Advantage ETF). As of July 31, 2025, all of the securities in Invesco Comstock Contrarian ETF and Invesco QQQ Hedged Advantage ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco AAA CLO Floating Rate Note ETF
Investments in Securities
Asset-Backed Securities	$-	$336,040,866	$-	$336,040,866
Money Market Funds	13,037,105	-	-	13,037,105
Total Investments	$13,037,105	$336,040,866	$-	$349,077,971
Invesco Active U.S. Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$54,206,173	$-	$-	$54,206,173
Money Market Funds	130,714	3,529,522	-	3,660,236
Total Investments	$54,336,887	$3,529,522	$-	$57,866,409
Invesco Core Fixed Income ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$6,474,253	$-	$6,474,253
U.S. Treasury Securities	-	5,392,229	-	5,392,229
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	5,312,652	-	5,312,652
Asset-Backed Securities	-	2,871,624	-	2,871,624
Money Market Funds	622,893	-	-	622,893
Total Investments in Securities	622,893	20,050,758	-	20,673,651
Other Investments - Assets*
Futures Contracts	1,969	-	-	1,969
Other Investments - Liabilities*
Futures Contracts	(5,416)	-	-	(5,416)
Total Other Investments	(3,447)	-	-	(3,447)
Total Investments	$619,446	$20,050,758	$-	$20,670,204

	Level 1	Level 2	Level 3	Total
Invesco Global Equity Net Zero ETF
Investments in Securities
Common Stocks & Other Equity Interests	$86,661,311	$36,338,503	$-	$122,999,814
Money Market Funds	89,313	-	-	89,313
Total Investments	$86,750,624	$36,338,503	$-	$123,089,127
Invesco High Yield Bond Factor ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$78,999,117	$-	$78,999,117
U.S. Treasury Securities	-	165,567	-	165,567
Common Stocks & Other Equity Interests	-	920	0	920
Money Market Funds	814,891	19,295,750	-	20,110,641
Total Investments in Securities	814,891	98,461,354	0	99,276,245
Other Investments - Assets*
Futures Contracts	46,076	-	-	46,076
Other Investments - Liabilities*
Futures Contracts	(80)	-	-	(80)
Total Other Investments	45,996	-	-	45,996
Total Investments	$860,887	$98,461,354	$0	$99,322,241
Invesco High Yield Select ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$7,319,157	$-	$7,319,157
Non-U.S. Dollar Denominated Bonds & Notes	-	458,077	-	458,077
Money Market Funds	184,129	621,204	-	805,333
Total Investments in Securities	184,129	8,398,438	-	8,582,567
Other Investments - Assets
Forward Foreign Currency Contracts	-	7,377	-	7,377
Total Investments	$184,129	$8,405,815	$-	$8,589,944
Invesco International Growth Focus ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,239,813	$3,681,988	$-	$4,921,801
Money Market Funds	7,039	-	-	7,039
Total Investments	$1,246,852	$3,681,988	$-	$4,928,840
Invesco MSCI EAFE Income Advantage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,149,159	$123,495,214	$-	$125,644,373
Equity Linked Notes	-	7,313,714	-	7,313,714
Money Market Funds	28,995,056	2,551,154	-	31,546,210
Total Investments	$31,144,215	$133,360,082	$-	$164,504,297
Invesco QQQ Income Advantage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$232,980,378	$-	$-	$232,980,378
Equity Linked Notes	-	13,591,992	-	13,591,992
Money Market Funds	58,362,792	4,837,457	-	63,200,249
Total Investments	$291,343,170	$18,429,449	$-	$309,772,619
Invesco S&P 500® Downside Hedged ETF
Investments in Securities
Common Stocks & Other Equity Interests	$61,675,933	$-	$-	$61,675,933
Money Market Funds	22,269,919	1,053,388	-	23,323,307
Total Investments in Securities	83,945,852	1,053,388	-	84,999,240
Other Investments - Assets*
Futures Contracts	651,196	-	-	651,196
Other Investments - Liabilities*
Futures Contracts	(94,741)	-	-	(94,741)
Total Other Investments	556,455	-	-	556,455
Total Investments	$84,502,307	$1,053,388	$-	$85,555,695

	Level 1	Level 2	Level 3	Total
Invesco S&P 500 Equal Weight Income Advantage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$312,812,370	$-	$-	$312,812,370
Equity Linked Notes	-	21,121,401	-	21,121,401
Money Market Funds	80,490,291	25,097,889	-	105,588,180
Total Investments	$393,302,661	$46,219,290	$-	$439,521,951
Invesco Short Duration Total Return Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$7,262,825	$-	$7,262,825
Asset-Backed Securities	-	2,305,108	-	2,305,108
U.S. Treasury Securities	-	355,002	-	355,002
Agency Credit Risk Transfer Notes	-	68,390	-	68,390
Preferred Stocks	29,293	-	-	29,293
Money Market Funds	93,360	597,911	-	691,271
Total Investments in Securities	122,653	10,589,236	-	10,711,889
Other Investments - Assets*
Futures Contracts	355	-	-	355
Other Investments - Liabilities*
Futures Contracts	(10,004)	-	-	(10,004)
Total Other Investments	(9,649)	-	-	(9,649)
Total Investments	$113,004	$10,589,236	$-	$10,702,240
Invesco SteelPath MLP & Energy Infrastructure ETF
Investments in Securities
Common Stocks & Other Equity Interests	$24,270,557	$-	$-	$24,270,557
Master Limited Partnerships & Related Entities	10,467,039	-	-	10,467,039
Money Market Funds	468,097	381,330	-	849,427
Total Investments	$35,205,693	$381,330	$-	$35,587,023
Invesco Top QQQ ETF
Investments in Securities
Common Stocks & Other Equity Interests	$14,940,373	$-	$-	$14,940,373
Money Market Funds	15,561,296	-	-	15,561,296
Total Investments in Securities	30,501,669	-	-	30,501,669
Other Investments - Assets*
Swap Agreements	-	2,499,062	-	2,499,062
Total Investments	$30,501,669	$2,499,062	$-	$33,000,731

	Level 1	Level 2	Level 3	Total
Invesco Total Return Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$993,274,470	$2,906,817	$996,181,287
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	659,473,615	-	659,473,615
Asset-Backed Securities	-	526,782,634	2,725,322	529,507,956
U.S. Treasury Securities	-	239,004,470	-	239,004,470
Variable Rate Senior Loan Interests	-	20,278,143	-	20,278,143
Municipal Obligations	-	11,736,883	-	11,736,883
Preferred Stocks	6,292,125	-	-	6,292,125
Agency Credit Risk Transfer Notes	-	3,817,826	-	3,817,826
U.S. Government Sponsored Agency Securities	-	2,469,624	-	2,469,624
Exchange-Traded Funds	2,374,781	-	-	2,374,781
Non-U.S. Dollar Denominated Bonds & Notes	-	1,211,338	-	1,211,338
Options Purchased	-	822,240	-	822,240
Money Market Funds	-	155,511,124	-	155,511,124
Total Investments in Securities	8,666,906	2,614,382,367	5,632,139	2,628,681,412
Other Investments - Assets*
Futures Contracts	388,037	-	-	388,037
Investments Matured	-	14,000	-	14,000
Swap Agreements	-	5,794	-	5,794
	388,037	19,794	-	407,831
Other Investments - Liabilities*
Forward Foreign Currency Contracts	-	(1,173)	-	(1,173)
Futures Contracts	(2,827,377)	-	-	(2,827,377)
	(2,827,377)	(1,173)	-	(2,828,550)
Total Other Investments	(2,439,340)	18,621	-	(2,420,719)
Total Investments	$6,227,566	$2,614,400,988	$5,632,139	$2,626,260,693
Invesco Ultra Short Duration ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,668,801,574	$-	$1,668,801,574
Commercial Paper	-	593,903,249	-	593,903,249
Asset-Backed Securities	-	396,481,471	-	396,481,471
Certificates of Deposit	-	50,582,337	-	50,582,337
Repurchase Agreements	-	30,000,000	-	30,000,000
Exchange-Traded Funds	7,023,363	-	-	7,023,363
Money Market Funds	-	25,955,052	-	25,955,052
Total Investments	$7,023,363	$2,765,723,683	$-	$2,772,747,046
Invesco Variable Rate Investment Grade ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$471,475,108	$-	$471,475,108
U.S. Treasury Securities	-	261,451,127	-	261,451,127
Asset-Backed Securities	-	200,513,517	-	200,513,517
Agency Credit Risk Transfer Notes	-	182,552,729	-	182,552,729
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	90,777,009	-	90,777,009
Money Market Funds	15,659,000	29,427,083	-	45,086,083
Total Investments	$15,659,000	$1,236,196,573	$-	$1,251,855,573

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.